AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MAY 8, 2019

No. 333-198170

No. 811-22986

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 17	☒

and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 19	☒

(Check appropriate box or boxes)

Aberdeen Standard Investments ETFs

(Exact Name of Registrant as Specified in Charter)

1735 Market St, 32nd Floor

Philadelphia, Pennsylvania 19103

(Address of Principal Executive Office, Zip Code)

212-446-2020

(Registrant’s Telephone Number, including Area Code)

The Corporation Trust Company

1209 Orange Street

Wilmington, Delaware 19081

(Name and Address of Agent for Service)

Copies to:

Adam Rezak	W. John McGuire
Aberdeen Standard Investments ETFs Advisors LLC	Morgan, Lewis & Bockius LLP
712 Fifth Avenue	1111 Pennsylvania Avenue, NW
New York, New York 10019	Washington, D.C. 20004

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☒	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

May 8, 2019

SUBJECT TO COMPLETION

THE INFORMATION HEREIN IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SEC IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY JURISDICTION IN WHICH THE OFFER OR SALE IS NOT PERMITTED.

Prospectus

[______], 2019

Aberdeen Standard Investments ETFs

Aberdeen Standard DISCOVER Alpha ETFs

Aberdeen Standard AI Driven US Equity ETF ([Ticker])

Aberdeen Standard AI Driven International Equity ETF ([Ticker])

Aberdeen Standard AI Driven Emerging Markets Equity ETF ([Ticker])

Principal U.S. Listing Exchange: [Name of Exchange]

THE U.S. SECURITIES AND EXCHANGE COMMISSION (“SEC”) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, annual and semi-annual shareholder reports will be available on the Funds’ website (www.aberdeenstandardetfs.us), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank).

You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary to request to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.

Aberdeen Standard Investments ETFs

Table of Contents

Summary

2

Aberdeen Standard AI Driven US Equity ETF

Investment Objective

The Aberdeen Standard AI Driven US Equity ETF (the “Fund”) seeks long-term capital appreciation.

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). Investors purchasing and selling shares may be subject to costs (including brokerage commissions) charged by their broker, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	[__]%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(1)	0.00%
Total Annual Fund Operating Expenses	[__]%

(1)	Other Expenses are based on estimated amounts for the current fiscal year.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not include brokerage commissions that investors may pay to buy and sell shares of the Fund in the secondary market. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same each year. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[__]	$[__]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may cause the Fund to incur higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or the example above, may affect the Fund’s performance. Because the Fund has not yet commenced operations as of the date of this Prospectus, it does not have a portfolio turnover rate to provide.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that invests primarily in equity securities issued by companies in the United States. The Fund is designed to select equity securities based on the results of a proprietary, quantitative and artificial intelligence (“AI”) driven model (the “Model”) developed by Aberdeen Standard Investments (“ASI”), an affiliate of the Fund’s investment adviser, according to its DISCOVER Alpha investment philosophy. ASI’s DISCOVER Alpha methodology utilizes machine learning to analyze constantly evolving financial markets data and to identify and recall patterns in markets. Based on those patterns, the Model dynamically allocates to exposure combinations of the following five investment style factors, with the aim of generating alpha over time:

●	Value – investing in stocks priced low relative to fundamental metrics of value;

●	Quality – investing in companies that generate cash flow and efficiently manage their capital as well as having a strong balance sheet, increasing profitability, and improving operating efficiency;

●	Momentum – investing in stocks that display positive price momentum and analyst sentiment over medium term, stocks in outperforming industries, and stocks lagging their own industry performance;

●	Small Size – bias the Fund towards smaller capitalization stocks relative to an applicable benchmark index, which may outperform larger capitalization stocks over the long term; and

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●	Low Volatility – creating portfolios that have lower expected volatility than the respective market cap equivalents.

“Alpha” is generally considered to be the excess return of a fund relative to the return of an applicable benchmark index, which, in the case of this Fund, is the S&P 500 Index. The Model utilizes AI to establish the similarity of current economic conditions to historical periods, and assigns an alpha score to each stock based on investment style factor effectiveness during periods of historical similarity. The Model’s portfolio construction (optimization) process aims to maximize exposure to the investment style factors subject to a defined level of absolute risk relative to the benchmark and subject to a set of risk-oriented constraints such as maximum and minimum security weights, absolute volatility, minimum number of securities, and limits to sector weights. The DISCOVER Alpha methodology also excludes certain companies in an effort to ensure that companies represented in the Model comply with certain standards of environmental and social soundness and good governance (ESG). Specifically, this “ESG Inside” policy excludes companies involved with the production or distribution of controversial weapons, including cluster weapons, anti-personnel mines, depleted uranium, and chemical and biological weapons, as well as companies with severe past ESG incidents, based on data and criteria provided by a third party ESG data provider.

The Model is rebalanced monthly and the optimization constraints are re-applied during each rebalance. The Fund is generally expected to consist of securities from approximately 100 to 300 U.S. companies. The percentage of the portfolio exposed to any asset class will vary from time to time as the weightings of the securities within the Model change, and the Fund may not be invested in each asset class at all times. The Fund may invest in the securities of companies of any market capitalization.

The Fund’s advisor, Aberdeen Standard Investments ETFs Advisors LLC (the “Advisor”), or sub-advisor, [_______] (the “Sub-Advisor” or “[_____]”), uses the recommendations of the Model to decide which securities to purchase and sell, while complying with the Investment Company Act of 1940 (the “1940 Act”) and its rules and regulations. The Advisor or Sub-Advisor anticipates making purchase and sale decisions primarily based on information from the Model. The Fund may frequently and actively purchase and sell securities.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities issued by companies incorporated or domiciled in and/or principally traded in the U.S.

Summary of Principal Risks of Investing in the Fund

The Fund is subject to each of the principal risks summarized below, regardless of the order in which it appears. The Fund’s principal risks are presented in alphabetical order to assist investors in the identification and comparison of principal risks across funds. These risks could adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return and/or ability to meet its investment objective. It is possible to lose money by investing in the Fund. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Funds” and “Additional Non-Principal Risk Information about the Funds.”

Authorized Participants. The Fund has entered into Authorized Participant Agreements with only a limited number of institutions. Should these Authorized Participants cease to act as such or, for any reason, be unable to create or redeem Shares of the Fund and new Authorized Participants are not appointed in their place, Shares of the Fund may trade at a discount to the Fund’s NAV and possibly face delisting.

Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Advisor, the Sub-Advisor and/or its service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or lose operational functionality.

Equity Securities Risk. The stock or other security of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer than expected earnings or certain management decisions) or to the industry in which the company is engaged (such as a reduction in the demand for products or services in a particular industry). Holders of common stock generally are subject to more risks than holders of preferred stock or debt securities because the right to repayment of common stockholders’ claims is subordinated to that of preferred stock and debt securities upon the bankruptcy of the issuer.

Investment Risk. An investor may lose the value of their entire investment or part of their investment in Shares.

Investment Style Risk. The Fund targets exposure combinations of the following investment style factors: value, quality, momentum, small size, and low volatility, the principal risks of which are summarized below. There can be no assurance that the exposure combinations will enhance the Fund’s performance over time, and the investment style factors may, individually or collectively, detract from performance in certain market environments, perhaps for an extended period of time.

Value Style Risk. Stocks issued by companies that may be perceived as undervalued may fail to appreciate for long periods of time and may never realize their full potential value. The Model methodology may be unsuccessful in emphasizing undervalued securities.

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Quality Style Risk. Stocks included in the Model are deemed to be quality stocks pursuant to the Model’s methodology, but there is no guarantee that the past performance of these stocks will continue. Companies that issue these stocks may experience lower than expected returns or may experience negative growth, as well as increased leverage, resulting in lower than expected or negative returns to Fund shareholders. Many factors can affect a stock’s quality and performance, and the impact of these factors on a stock or its price can be difficult to predict.

Momentum Style Risk. Stocks that previously exhibited high momentum characteristics may not experience positive momentum or may experience more volatility than the market as a whole.

Low Volatility Style Risk. Although subject to the risks of common stocks, low volatility stocks are seen as having a lower risk profile than the overall markets. However, a portfolio comprised of low volatility stocks may not produce investment exposure that has lower variability to changes in such stocks’ price levels. Low volatility stocks are likely to underperform the broader market during periods of rapidly rising stock prices. Although the Model may seek lower volatility, at times, than the Fund’s benchmark, there is no guarantee that this strategy will be successful.

Small Size Style Risk. The Fund may have a bias towards smaller capitalization stocks relative to its benchmark. Stocks of smaller capitalization companies may be more volatile and less liquid than securities of larger companies.

Issuer Risk. The value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or service.

Large-Cap Securities Risk. Securities of larger companies may adapt more slowly to changing market conditions. In addition, larger companies may be more mature and subject to more limited growth potential compared with smaller companies. Accordingly, the returns on investments in stocks of large U.S. companies could trail the returns on investments in stocks of smaller and mid-sized companies.

Liquidity. Generally, only Authorized Participants may redeem Fund Shares. Investors other than Authorized Participants wishing to realize their Fund Shares will generally need to rely on secondary trading in the public trading market. There can be no assurance as to the price at which, or volume in which, it may at any time be possible to realize Fund Shares in the public trading market. Although the Fund Shares are listed for trading on [Name of Exchange], there can be no assurance that an active trading market for such shares will develop or be maintained.

Management Risk. The Fund is subject to management risk as an actively-managed investment portfolio. The Fund’s investment approach may fail to produce the intended results. If the Advisor’s or Sub-Advisor’s implementation of the Model is inaccurate or incomplete, the Fund may not perform as expected and your investment could lose value over short or long-term periods. Additionally, the Advisor has not previously managed a Fund whose strategy relies on the use of AI, which may create additional risks for the Fund.

Market Risk. The prices of the assets in which the Fund invests may decline for a number of reasons, including in response to economic developments and perceptions about the creditworthiness of individual issuers.

Mid-Cap Securities Risk. Securities of medium-sized companies tend to be more volatile and less liquid than securities of larger companies.

Models and Data Risk. The Fund relies heavily on proprietary quantitative models as well as information and data supplied by third parties. When such models and data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. Neither the Fund, the Advisor, the Sub-Advisor, nor ASI can offer assurances that the Model will result in the Fund meeting its investment objective. The Fund may underperform other funds that do not similarly invest.

New Fund Risk. The Fund is new with no operating history as of the date of this Prospectus. There can be no assurance that the Fund will grow to a sufficient size to achieve investment and trading efficiencies.

Operational Risk. Your ability to transact with the Fund or the valuation of your investment may be negatively impacted because of the operational risks arising from factors such as processing errors and human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel, and errors caused by third party service providers or trading counterparties. Although the Fund attempts to minimize such failures through controls and oversight, it is not possible to identify all of the operational risks that may affect a Fund or to develop processes and controls that completely eliminate or mitigate the occurrence of such failures. The Fund and its shareholders could be negatively impacted as a result.

Portfolio Turnover Risk. The Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. High portfolio turnover necessarily results in greater transaction costs which may reduce Fund performance. It may also result in greater realization of gains, which may include short-term gains taxable at ordinary income tax rates.

5

Sector Risk. To the extent that the Fund has a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector, the Fund may be more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Shares of the Fund May Trade at Prices Other than NAV. Although it is expected that the market price of the Shares of the Fund will approximate the Fund’s NAV when purchased and sold in the secondary market, the Fund faces numerous market trading risks, including the potential lack of an active market for Fund Shares, disruptions in the securities markets in which the Fund invests, periods of high market volatility and disruptions in the creation/redemption process. Any of these may lead to times when the market price of the Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount).

Small-Cap Securities Risk. Securities of smaller companies are usually less stable in price and less liquid than those of larger, more established companies. Therefore, they generally involve greater risk.

Socially Responsible Investing Risk. The Model methodology excludes securities of certain issuers for non-financial reasons (i.e. in an effort to ensure that companies represented in the Model comply with certain standards of environmental and social soundness and good governance). Accordingly, the Model, and therefore the Fund, may underperform the broader equity market or other indices or funds that do not utilize similar criteria when selecting investments.

Fund Performance

Performance information for the Fund is not provided because the Fund does not have performance history for a full calendar year as of the date of this Prospectus. When this Prospectus is updated after a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s return based on net assets and comparing the Fund’s performance to a broad measure of market performance. Past performance does not necessarily indicate how the Fund will perform in the future. Updated performance information will be available at www.aberdeenstandardetfs.us.

Management

Investment Advisor and Sub-Advisor

Aberdeen Standard Investments ETFs Advisors LLC serves as the investment advisor to the Fund.

[______] serves as the sub-advisor to the Fund.

Portfolio Managers

Employee	Length of Service	Title
[______]	Since inception	Co-Portfolio Manager
[______]	Since inception	Co-Portfolio Manager

Buying and Selling Fund Shares

The Fund is an ETF, which means that its Shares are listed on a national securities exchange, such as the [Name of Exchange], and trade at market prices. Most investors will buy and sell shares of the Fund through brokers. Because Fund Shares trade on such exchanges at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). The Fund issues and redeems shares (at NAV) only in large blocks of shares (“Creation Units”), which only certain institutions or large investors (typically market makers or other broker-dealers) may purchase or redeem. Currently, Creation Units generally consist of [25,000/50,000] shares, though this may change from time to time. Creation Units are not expected to consist of less than 25,000 shares. The Fund generally issues and redeems Creation Units in exchange for a designated amount of cash (in U.S. dollars), a portfolio of securities closely approximating the holdings of the Fund or a combination of both.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Advisor or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Fund Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

6

Aberdeen Standard AI Driven International Equity ETF

Investment Objective

The Aberdeen Standard AI Driven International Equity ETF (the “Fund”) seeks long-term capital appreciation.

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). Investors purchasing and selling shares may be subject to costs (including brokerage commissions) charged by their broker, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	[__]%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(1)	0.00%
Total Annual Fund Operating Expenses	[__]%

(1)	Other Expenses are based on estimated amounts for the current fiscal year.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not include brokerage commissions that investors may pay to buy and sell shares of the Fund in the secondary market. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same each year. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[__]	$[__]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may cause the Fund to incur higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or the example above, may affect the Fund’s performance. Because the Fund has not yet commenced operations as of the date of this Prospectus, it does not have a portfolio turnover rate to provide.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that invests primarily in equity securities issued by, or depositary receipts of, companies in developed markets, excluding the United States and Canada. The Fund is designed to select equity securities based on the results of a proprietary, quantitative and artificial intelligence (“AI”) driven model (the “Model”) developed by Aberdeen Standard Investments (“ASI”), an affiliate of the Fund’s investment adviser, according to its DISCOVER Alpha investment philosophy. ASI’s DISCOVER Alpha methodology utilizes machine learning to analyze constantly evolving financial markets data and to identify and recall patterns in markets. Based on those patterns, the Model dynamically allocates to exposure combinations of the following five investment style factors, with the aim of generating alpha over time:

●	Value – investing in stocks priced low relative to fundamental metrics of value;

●	Quality – investing in companies that generate cash flow and efficiently manage their capital as well as having a strong balance sheet, increasing profitability, and improving operating efficiency;

●	Momentum – investing in stocks that display positive price momentum and analyst sentiment over medium term, stocks in outperforming industries, and stocks lagging their own industry performance;

●	Small Size – bias the Fund towards smaller capitalization stocks relative to an applicable benchmark index, which may outperform larger capitalization stocks over the long term; and

7

●	Low Volatility – creating portfolios that have lower expected volatility than the respective market cap equivalents.

“Alpha” is generally considered to be the excess return of a fund relative to the return of an applicable benchmark index, which, in the case of this Fund, is the MSCI EAFE Index. The Model utilizes AI to establish the similarity of current economic conditions to historical periods, and assigns an alpha score to each stock based on investment style factor effectiveness during periods of historical similarity. The Model’s portfolio construction (optimization) process aims to maximize exposure to the investment style factors subject to a defined level of absolute risk relative to the benchmark and subject to a set of risk-oriented constraints such as maximum and minimum security weights, absolute volatility, minimum number of securities, and limits to sector and country weights. The DISCOVER Alpha methodology also excludes certain companies in an effort to ensure that companies represented in the Model comply with certain standards of environmental and social soundness and good governance (ESG). Specifically, this “ESG Inside” policy excludes companies involved with the production or distribution of controversial weapons, including cluster weapons, anti-personnel mines, depleted uranium, and chemical and biological weapons, as well as companies with severe past ESG incidents, based on data and criteria provided by a third party ESG data provider.

The Model is rebalanced monthly and the optimization constraints are re-applied during each rebalance. The Fund is generally expected to consist of securities from approximately 100 to 300 developed market companies, excluding the U.S. and Canada. The Fund determines whether an issuer is located in a developed market country by reference to the MSCI EAFE Index methodology. MSCI Inc., which constructs the MSCI EAFE Index, will generally deem an issuer to be located in a developed market country if it is organized under the laws of the developed market country and it is primarily listed in the emerging market country; in the event that these factors point to more than one country, the MSCI EAFE Index methodology provides for consideration of certain additional factors. If an issuer’s country is not classified by MSCI Inc., the Fund may look to an issuer’s country classification according to another index provider. As of the date of this Prospectus, developed market countries, excluding the U.S. and Canada, include the following: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.

The percentage of the portfolio exposed to any asset class, country or geographic region will vary from time to time as the weightings of the securities within the Model change, and the Fund may not be invested in each asset class, country or geographic region at all times. The Fund may invest in the securities of companies of any market capitalization.

The Fund’s advisor, Aberdeen Standard Investments ETFs Advisors LLC (the “Advisor”), or sub-advisor, [_______] (the “Sub-Advisor” or “[_____]”), uses the recommendations of the Model to decide which securities to purchase and sell, while complying with the Investment Company Act of 1940 (the “1940 Act”) and its rules and regulations. The Advisor or Sub-Advisor anticipates making purchase and sale decisions primarily based on information from the Model. The Fund may frequently and actively purchase and sell securities.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of companies incorporated or domiciled in and/or principally traded in developed market countries, excluding the U.S. and Canada.

Summary of Principal Risks of Investing in the Fund

The Fund is subject to each of the principal risks summarized below, regardless of the order in which it appears. The Fund’s principal risks are presented in alphabetical order to assist investors in the identification and comparison of principal risks across funds. These risks could adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return and/or ability to meet its investment objective. It is possible to lose money by investing in the Fund. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Funds” and “Additional Non-Principal Risk Information about the Funds.”

Authorized Participants. The Fund has entered into Authorized Participant Agreements with only a limited number of institutions. Should these Authorized Participants cease to act as such or, for any reason, be unable to create or redeem Shares of the Fund and new Authorized Participants are not appointed in their place, Shares of the Fund may trade at a discount to the Fund’s NAV and possibly face delisting.

Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Advisor, the Sub-Advisor and/or its service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or lose operational functionality.

Depositary Receipts. Depositary receipts typically issued by a bank or trust company, represent the ownership of underlying securities that are issued by a foreign company and held by the bank or trust company. American Depositary Receipts (“ADRs”) are usually issued by a U.S. bank trust or trust company and traded on a U.S. exchange. Global Depositary Receipts (“GDRs”) may be issued by institutions located anywhere in the world and traded in any securities market. European Depositary Receipts (“EDRs”) are issued in Europe and used in bearer form in European markets. Depositary receipts may or may not be jointly sponsored by the underlying issuer. The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Certain depositary receipts are not listed on an exchange and therefore may lack liquidity.

8

Equity Securities Risk. The stock or other security of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer than expected earnings or certain management decisions) or to the industry in which the company is engaged (such as a reduction in the demand for products or services in a particular industry). Holders of common stock generally are subject to more risks than holders of preferred stock or debt securities because the right to repayment of common stockholders’ claims is subordinated to that of preferred stock and debt securities upon the bankruptcy of the issuer.

Foreign Currency Exposure Risk. The value of foreign currencies relative to the U.S. Dollar fluctuates in response to market, economic, political, regulatory, geopolitical or other conditions. A decline in the value of a foreign currency versus the U.S. Dollar reduces the value in U.S. Dollars of investments denominated in that foreign currency. This risk may impact the Fund more greatly to the extent the Fund does not hedge its currency risk, or hedging techniques used by the Adviser are unsuccessful. Because the Fund’s NAV is determined in U.S. dollars, the Fund’s NAV could decline if the currency of a non-U.S. market in which the Fund invests depreciates against the U.S. dollar or if there are delays or limits on repatriation of such currency. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the Fund’s NAV may change quickly and without warning.

Foreign Securities Risk. The Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable or unsuccessful government actions, reduction of government or central bank support and political or financial instability. Lack of information may also affect the value of these securities. To the extent the Fund focuses its investments in a single country or only a few countries in a particular geographic region, economic, political, regulatory or other conditions affecting such country or region may have a greater impact on Fund performance relative to a more geographically diversified fund.

Investment Risk. An investor may lose the value of their entire investment or part of their investment in Shares.

Investment Style Risk. The Fund targets exposure combinations of the following investment style factors: value, quality, momentum, small size, and low volatility, the principal risks of which are summarized below. There can be no assurance that the exposure combinations will enhance the Fund’s performance over time, and the investment style factors may, individually or collectively, detract from performance in certain market environments, perhaps for an extended period of time.

Value Style Risk. Stocks issued by companies that may be perceived as undervalued may fail to appreciate for long periods of time and may never realize their full potential value. The Model methodology may be unsuccessful in emphasizing undervalued securities.

Quality Style Risk. Stocks included in the Model are deemed to be quality stocks pursuant to the Model’s methodology, but there is no guarantee that the past performance of these stocks will continue. Companies that issue these stocks may experience lower than expected returns or may experience negative growth, as well as increased leverage, resulting in lower than expected or negative returns to Fund shareholders. Many factors can affect a stock’s quality and performance, and the impact of these factors on a stock or its price can be difficult to predict.

Momentum Style Risk. Stocks that previously exhibited high momentum characteristics may not experience positive momentum or may experience more volatility than the market as a whole.

Low Volatility Style Risk. Although subject to the risks of common stocks, low volatility stocks are seen as having a lower risk profile than the overall markets. However, a portfolio comprised of low volatility stocks may not produce investment exposure that has lower variability to changes in such stocks’ price levels. Low volatility stocks are likely to underperform the broader market during periods of rapidly rising stock prices. Although the Model may seek lower volatility, at times, than the Fund’s benchmark, there is no guarantee that this strategy will be successful.

Small Size Style Risk. The Fund may have a bias towards smaller capitalization stocks relative to its benchmark. Stocks of smaller capitalization companies may be more volatile and less liquid than securities of larger companies.

Issuer Risk. The value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or service.

Large-Cap Securities Risk. Securities of larger companies may adapt more slowly to changing market conditions. In addition, larger companies may be more mature and subject to more limited growth potential compared with smaller companies. Accordingly, the returns on investments in stocks of large U.S. companies could trail the returns on investments in stocks of smaller and mid-sized companies.

9

Liquidity. Generally, only Authorized Participants may redeem Fund Shares. Investors other than Authorized Participants wishing to realize their Fund Shares will generally need to rely on secondary trading in the public trading market. There can be no assurance as to the price at which, or volume in which, it may at any time be possible to realize Fund Shares in the public trading market. Although the Fund Shares are listed for trading on [Name of Exchange], there can be no assurance that an active trading market for such shares will develop or be maintained.

Management Risk. The Fund is subject to management risk as an actively-managed investment portfolio. The Fund’s investment approach may fail to produce the intended results. If the Advisor’s or Sub-Advisor’s implementation of the Model is inaccurate or incomplete, the Fund may not perform as expected and your investment could lose value over short or long-term periods. Additionally, the Advisor has not previously managed a Fund whose strategy relies on the use of AI, which may create additional risks for the Fund.

Market Risk. The prices of the assets in which the Fund invests may decline for a number of reasons, including in response to economic developments and perceptions about the creditworthiness of individual issuers.

Mid-Cap Securities Risk. Securities of medium-sized companies tend to be more volatile and less liquid than securities of larger companies.

Models and Data Risk. The Fund relies heavily on proprietary quantitative models as well as information and data supplied by third parties. When such models and data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. Neither the Fund, the Advisor, the Sub-Advisor, nor ASI can offer assurances that the Model will result in the Fund meeting its investment objective. The Fund may underperform other funds that do not similarly invest.

New Fund Risk. The Fund is new with no operating history as of the date of this Prospectus. There can be no assurance that the Fund will grow to a sufficient size to achieve investment and trading efficiencies.

Operational Risk. Your ability to transact with the Fund or the valuation of your investment may be negatively impacted because of the operational risks arising from factors such as processing errors and human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel, and errors caused by third party service providers or trading counterparties. Although the Fund attempts to minimize such failures through controls and oversight, it is not possible to identify all of the operational risks that may affect a Fund or to develop processes and controls that completely eliminate or mitigate the occurrence of such failures. The Fund and its shareholders could be negatively impacted as a result.

Portfolio Turnover Risk. The Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. High portfolio turnover necessarily results in greater transaction costs which may reduce Fund performance. It may also result in greater realization of gains, which may include short-term gains taxable at ordinary income tax rates.

Sector Risk. To the extent that the Fund has a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector, the Fund may be more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Shares of the Fund May Trade at Prices Other than NAV. Although it is expected that the market price of the Shares of the Fund will approximate the Fund’s NAV when purchased and sold in the secondary market, the Fund faces numerous market trading risks, including the potential lack of an active market for Fund Shares, disruptions in the securities markets in which the Fund invests, periods of high market volatility and disruptions in the creation/redemption process. Any of these may lead to times when the market price of the Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount).

Small-Cap Securities Risk. Securities of smaller companies are usually less stable in price and less liquid than those of larger, more established companies. Therefore, they generally involve greater risk.

Socially Responsible Investing Risk. The Model methodology excludes securities of certain issuers for non-financial reasons (i.e. in an effort to ensure that companies represented in the Model comply with certain standards of environmental and social soundness and good governance). Accordingly, the Model, and therefore the Fund, may underperform the broader equity market or other indices or funds that do not utilize similar criteria when selecting investments.

Fund Performance

Performance information for the Fund is not provided because the Fund does not have performance history for a full calendar year as of the date of this Prospectus. When this Prospectus is updated after a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s return based on net assets and comparing the Fund’s performance to a broad measure of market performance. Past performance does not necessarily indicate how the Fund will perform in the future. Updated performance information will be available at www.aberdeenstandardetfs.us.

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Management

Investment Advisor and Sub-Advisor

Aberdeen Standard Investments ETFs Advisors LLC serves as the investment advisor to the Fund.

[______] serves as the sub-advisor to the Fund.

Portfolio Managers

Employee	Length of Service	Title
[______]	Since inception	Co-Portfolio Manager
[______]	Since inception	Co-Portfolio Manager

Buying and Selling Fund Shares

The Fund is an ETF, which means that its Shares are listed on a national securities exchange, such as the [Name of Exchange], and trade at market prices. Most investors will buy and sell shares of the Fund through brokers. Because Fund Shares trade on such exchanges at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). The Fund issues and redeems shares (at NAV) only in large blocks of shares (“Creation Units”), which only certain institutions or large investors (typically market makers or other broker-dealers) may purchase or redeem. Currently, Creation Units generally consist of [25,000/50,000] shares, though this may change from time to time. Creation Units are not expected to consist of less than 25,000 shares. The Fund generally issues and redeems Creation Units in exchange for a designated amount of cash (in U.S. dollars), a portfolio of securities closely approximating the holdings of the Fund or a combination of both.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Advisor or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Fund Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

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Aberdeen Standard AI Driven Emerging Markets Equity ETF

Investment Objective

The Aberdeen Standard AI Driven Emerging Markets Equity ETF (the “Fund”) seeks long-term capital appreciation.

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). Investors purchasing and selling shares may be subject to costs (including brokerage commissions) charged by their broker, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	[__]%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(1)	0.00%
Total Annual Fund Operating Expenses	[__]%

(1)	Other Expenses are based on estimated amounts for the current fiscal year.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not include brokerage commissions that investors may pay to buy and sell shares of the Fund in the secondary market. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same each year. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[__]	$[__]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may cause the Fund to incur higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or the example above, may affect the Fund’s performance. Because the Fund has not yet commenced operations as of the date of this Prospectus, it does not have a portfolio turnover rate to provide.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that invests primarily in equity securities issued by, or depositary receipts of, companies in emerging markets. The Fund is designed to select equity securities based on the results of a proprietary, quantitative and artificial intelligence (“AI”) driven model (the “Model”) developed by Aberdeen Standard Investments (“ASI”), an affiliate of the Fund’s investment adviser, according to its DISCOVER Alpha investment philosophy. ASI’s DISCOVER Alpha methodology utilizes machine learning to analyze constantly evolving financial markets data and to identify and recall patterns in markets. Based on those patterns, the Model dynamically allocates to exposure combinations of the following five investment style factors, with the aim of generating alpha over time:

●	Value – investing in stocks priced low relative to fundamental metrics of value;

●	Quality – investing in companies that generate cash flow and efficiently manage their capital as well as having a strong balance sheet, increasing profitability, and improving operating efficiency;

●	Momentum – investing in stocks that display positive price momentum and analyst sentiment over medium term, stocks in outperforming industries, and stocks lagging their own industry performance;

●	Small Size – bias the Fund towards smaller capitalization stocks relative to an applicable benchmark index, which may outperform larger capitalization stocks over the long term; and

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●	Low Volatility – creating portfolios that have lower expected volatility than the respective market cap equivalents.

“Alpha” is generally considered to be the excess return of a fund relative to the return of an applicable benchmark index, which, in the case of this Fund, is the MSCI Emerging Markets Index. The Model utilizes AI to establish the similarity of current economic conditions to historical periods, and assigns an alpha score to each stock based on investment style factor effectiveness during periods of historical similarity. The Model’s portfolio construction (optimization) process aims to maximize exposure to the investment style factors subject to a defined level of absolute risk relative to the benchmark and subject to a set of risk-oriented constraints such as maximum and minimum security weights, absolute volatility, minimum number of securities, and limits to sector and country weights. The DISCOVER Alpha methodology also excludes certain companies in an effort to ensure that companies represented in the Model comply with certain standards of environmental and social soundness and good governance (ESG). Specifically, this “ESG Inside” policy excludes companies involved with the production or distribution of controversial weapons, including cluster weapons, anti-personnel mines, depleted uranium, and chemical and biological weapons, as well as companies with severe past ESG incidents, based on data and criteria provided by a third party ESG data provider.

The Model is rebalanced monthly and the optimization constraints are re-applied during each rebalance. The Fund is generally expected to consist of securities from approximately 100 to 300 emerging market companies. The Fund determines whether an issuer is located in an emerging market country by reference to the MSCI Emerging Markets Index methodology. MSCI Inc., which constructs the MSCI Emerging Markets Index, will generally deem an issuer to be located in an emerging market country if it is organized under the laws of the emerging market country and it is primarily listed in the emerging market country; in the event that these factors point to more than one country, the MSCI Emerging Markets Index methodology provides for consideration of certain additional factors. If an issuer’s country is not classified by MSCI Inc., the Fund may look to an issuer’s country classification according to another index provider. As of the date of this Prospectus, emerging market countries include: Brazil, Chile, China, Colombia, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, the Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey, and the United Arab Emirates.

The percentage of the portfolio exposed to any asset class, country or geographic region will vary from time to time as the weightings of the securities within the Model change, and the Fund may not be invested in each asset class, country or geographic region at all times. The Fund may invest in the securities of companies of any market capitalization.

The Fund’s advisor, Aberdeen Standard Investments ETFs Advisors LLC (the “Advisor”), or sub-advisor, [_______] (the “Sub-Advisor” or “[_____]”), uses the recommendations of the Model to decide which securities to purchase and sell, while complying with the Investment Company Act of 1940 (the “1940 Act”) and its rules and regulations. The Advisor or Sub-Advisor anticipates making purchase and sale decisions primarily based on information from the Model. The Fund may frequently and actively purchase and sell securities.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of companies incorporated or domiciled in and/or principally traded in emerging market countries.

Summary of Principal Risks of Investing in the Fund

The Fund is subject to each of the principal risks summarized below, regardless of the order in which it appears. The Fund’s principal risks are presented in alphabetical order to assist investors in the identification and comparison of principal risks across funds. These risks could adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return and/or ability to meet its investment objective. It is possible to lose money by investing in the Fund. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Funds” and “Additional Non-Principal Risk Information about the Funds.”

Authorized Participants. The Fund has entered into Authorized Participant Agreements with only a limited number of institutions. Should these Authorized Participants cease to act as such or, for any reason, be unable to create or redeem Shares of the Fund and new Authorized Participants are not appointed in their place, Shares of the Fund may trade at a discount to the Fund’s NAV and possibly face delisting.

Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Advisor, the Sub-Advisor and/or its service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or lose operational functionality.

Depositary Receipts. Depositary receipts typically issued by a bank or trust company, represent the ownership of underlying securities that are issued by a foreign company and held by the bank or trust company. American Depositary Receipts (“ADRs”) are usually issued by a U.S. bank trust or trust company and traded on a U.S. exchange. Global Depositary Receipts (“GDRs”) may be issued by institutions located anywhere in the world and traded in any securities market. European Depositary Receipts (“EDRs”) are issued in Europe and used in bearer form in European markets. Depositary receipts may or may not be jointly sponsored by the underlying issuer. The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Certain depositary receipts are not listed on an exchange and therefore may lack liquidity.

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Equity Securities Risk. The stock or other security of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer than expected earnings or certain management decisions) or to the industry in which the company is engaged (such as a reduction in the demand for products or services in a particular industry). Holders of common stock generally are subject to more risks than holders of preferred stock or debt securities because the right to repayment of common stockholders’ claims is subordinated to that of preferred stock and debt securities upon the bankruptcy of the issuer.

Emerging Markets Risk. A magnification of the risks that apply to foreign investments. These risks are greater for securities of companies in emerging market countries because the countries may have less stable governments, more volatile currencies, and less established markets (see “Foreign Securities Risk” below).

Foreign Currency Exposure Risk. The value of foreign currencies relative to the U.S. Dollar fluctuates in response to market, economic, political, regulatory, geopolitical or other conditions. A decline in the value of a foreign currency versus the U.S. Dollar reduces the value in U.S. Dollars of investments denominated in that foreign currency. This risk may impact the Fund more greatly to the extent the Fund does not hedge its currency risk, or hedging techniques used by the Adviser are unsuccessful. Because the Fund’s NAV is determined in U.S. dollars, the Fund’s NAV could decline if the currency of a non-U.S. market in which the Fund invests depreciates against the U.S. dollar or if there are delays or limits on repatriation of such currency. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the Fund’s NAV may change quickly and without warning.

Foreign Securities Risk. The Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable or unsuccessful government actions, reduction of government or central bank support and political or financial instability. Lack of information may also affect the value of these securities. To the extent the Fund focuses its investments in a single country or only a few countries in a particular geographic region, economic, political, regulatory or other conditions affecting such country or region may have a greater impact on Fund performance relative to a more geographically diversified fund.

Investment Risk. An investor may lose the value of their entire investment or part of their investment in Shares.

Investment Style Risk. The Fund targets exposure combinations of the following investment style factors: value, quality, momentum, small size, and low volatility, the principal risks of which are summarized below. There can be no assurance that the exposure combinations will enhance the Fund’s performance over time, and the investment style factors may, individually or collectively, detract from performance in certain market environments, perhaps for an extended period of time.

Value Style Risk. Stocks issued by companies that may be perceived as undervalued may fail to appreciate for long periods of time and may never realize their full potential value. The Model methodology may be unsuccessful in emphasizing undervalued securities.

Quality Style Risk. Stocks included in the Model are deemed to be quality stocks pursuant to the Model’s methodology, but there is no guarantee that the past performance of these stocks will continue. Companies that issue these stocks may experience lower than expected returns or may experience negative growth, as well as increased leverage, resulting in lower than expected or negative returns to Fund shareholders. Many factors can affect a stock’s quality and performance, and the impact of these factors on a stock or its price can be difficult to predict.

Momentum Style Risk. Stocks that previously exhibited high momentum characteristics may not experience positive momentum or may experience more volatility than the market as a whole.

Low Volatility Style Risk. Although subject to the risks of common stocks, low volatility stocks are seen as having a lower risk profile than the overall markets. However, a portfolio comprised of low volatility stocks may not produce investment exposure that has lower variability to changes in such stocks’ price levels. Low volatility stocks are likely to underperform the broader market during periods of rapidly rising stock prices. Although the Model may seek lower volatility, at times, than the Fund’s benchmark, there is no guarantee that this strategy will be successful.

Small Size Style Risk. The Fund may have a bias towards smaller capitalization stocks relative to its benchmark. Stocks of smaller capitalization companies may be more volatile and less liquid than securities of larger companies.

Issuer Risk. The value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or service.

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Large-Cap Securities Risk. Securities of larger companies may adapt more slowly to changing market conditions. In addition, larger companies may be more mature and subject to more limited growth potential compared with smaller companies. Accordingly, the returns on investments in stocks of large U.S. companies could trail the returns on investments in stocks of smaller and mid-sized companies.

Liquidity. Generally, only Authorized Participants may redeem Fund Shares. Investors other than Authorized Participants wishing to realize their Fund Shares will generally need to rely on secondary trading in the public trading market. There can be no assurance as to the price at which, or volume in which, it may at any time be possible to realize Fund Shares in the public trading market. Although the Fund Shares are listed for trading on [Name of Exchange], there can be no assurance that an active trading market for such shares will develop or be maintained.

Management Risk. The Fund is subject to management risk as an actively-managed investment portfolio. The Fund’s investment approach may fail to produce the intended results. If the Advisor’s or Sub-Advisor’s implementation of the Model is inaccurate or incomplete, the Fund may not perform as expected and your investment could lose value over short or long-term periods. Additionally, the Advisor has not previously managed a Fund whose strategy relies on the use of AI, which may create additional risks for the Fund.

Market Risk. The prices of the assets in which the Fund invests may decline for a number of reasons, including in response to economic developments and perceptions about the creditworthiness of individual issuers.

Mid-Cap Securities Risk. Securities of medium-sized companies tend to be more volatile and less liquid than securities of larger companies.

Models and Data Risk. The Fund relies heavily on proprietary quantitative models as well as information and data supplied by third parties. When such models and data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. Neither the Fund, the Advisor, the Sub-Advisor, nor ASI can offer assurances that the Model will result in the Fund meeting its investment objective. The Fund may underperform other funds that do not similarly invest.

New Fund Risk. The Fund is new with no operating history as of the date of this Prospectus. There can be no assurance that the Fund will grow to a sufficient size to achieve investment and trading efficiencies.

Operational Risk. Your ability to transact with the Fund or the valuation of your investment may be negatively impacted because of the operational risks arising from factors such as processing errors and human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel, and errors caused by third party service providers or trading counterparties. Although the Fund attempts to minimize such failures through controls and oversight, it is not possible to identify all of the operational risks that may affect a Fund or to develop processes and controls that completely eliminate or mitigate the occurrence of such failures. The Fund and its shareholders could be negatively impacted as a result.

Portfolio Turnover Risk. The Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. High portfolio turnover necessarily results in greater transaction costs which may reduce Fund performance. It may also result in greater realization of gains, which may include short-term gains taxable at ordinary income tax rates.

Sector Risk. To the extent that the Fund has a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector, the Fund may be more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Shares of the Fund May Trade at Prices Other than NAV. Although it is expected that the market price of the Shares of the Fund will approximate the Fund’s NAV when purchased and sold in the secondary market, the Fund faces numerous market trading risks, including the potential lack of an active market for Fund Shares, disruptions in the securities markets in which the Fund invests, periods of high market volatility and disruptions in the creation/redemption process. Any of these may lead to times when the market price of the Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount).

Small-Cap Securities Risk. Securities of smaller companies are usually less stable in price and less liquid than those of larger, more established companies. Therefore, they generally involve greater risk.

Socially Responsible Investing Risk. The Model methodology excludes securities of certain issuers for non-financial reasons (i.e. in an effort to ensure that companies represented in the Model comply with certain standards of environmental and social soundness and good governance). Accordingly, the Model, and therefore the Fund, may underperform the broader equity market or other indices or funds that do not utilize similar criteria when selecting investments.

Fund Performance

Performance information for the Fund is not provided because the Fund does not have performance history for a full calendar year as of the date of this Prospectus. When this Prospectus is updated after a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s return based on net assets and comparing the Fund’s performance to a broad measure of market performance. Past performance does not necessarily indicate how the Fund will perform in the future. Updated performance information will be available at www.aberdeenstandardetfs.us.

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Management

Investment Advisor and Sub-Advisor

Aberdeen Standard Investments ETFs Advisors LLC serves as the investment advisor to the Fund.

[______] serves as the sub-advisor to the Fund.

Portfolio Managers

Employee	Length of Service	Title
[______]	Since inception	Co-Portfolio Manager
[______]	Since inception	Co-Portfolio Manager

Buying and Selling Fund Shares

The Fund is an ETF, which means that its Shares are listed on a national securities exchange, such as the [Name of Exchange], and trade at market prices. Most investors will buy and sell shares of the Fund through brokers. Because Fund Shares trade on such exchanges at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). The Fund issues and redeems shares (at NAV) only in large blocks of shares (“Creation Units”), which only certain institutions or large investors (typically market makers or other broker-dealers) may purchase or redeem. Currently, Creation Units generally consist of [25,000/50,000] shares, though this may change from time to time. Creation Units are not expected to consist of less than 25,000 shares. The Fund generally issues and redeems Creation Units in exchange for a designated amount of cash (in U.S. dollars), a portfolio of securities closely approximating the holdings of the Fund or a combination of both.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Advisor or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Fund Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

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Additional Information about the Funds

Additional Investment Objective Information

Each Fund’s investment objective is a non-fundamental policy. Non-fundamental investment objectives and policies may be changed by the Board of Trustees (the “Board”) of Aberdeen Standard Investments ETFs (the “Trust”), of which each Fund is a series, without shareholder approval. In the case of any material change to the principal investment strategies of a Fund, investors in that Fund should consider whether that Fund remains an appropriate investment for them. There is no guarantee that a Fund will achieve its investment objective.

Additional Information About Each Fund’s Investment Strategy

Principal Investment Strategies

Under normal circumstances, the Aberdeen Standard AI Driven US Equity ETF will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities issued by companies incorporated or domiciled in and/or principally traded in the U.S. Under normal circumstances, the Aberdeen Standard AI Driven International Equity ETF will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of companies incorporated or domiciled in and/or principally traded in developed market countries, excluding the U.S. and Canada. Under normal circumstances, the Aberdeen Standard AI Driven Emerging Markets Equity ETF will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of companies incorporated or domiciled in and/or principally traded in emerging market countries. If, subsequent to an investment, a Fund’s 80% requirement is no longer met, the Fund’s future investments will be made in a manner that will bring the Fund into compliance with this policy. Prior to any change in a Fund’s 80% policy, the Fund will provide shareholders with 60 days’ notice.

With respect to the policies described above, the Funds define “equity securities” to mean common and preferred stocks, rights, warrants, depositary receipts, equity interests in real estate investment trusts (“REITs”), and master limited partnerships.

Emerging market countries and developed market countries are classified according to the transparent Country Classification Methodology of MSCI Inc., which is independent of the Fund, the Advisor, the Sub-Advisor and ASI.

Additional Principal Risk Information About the Funds

This section provides additional information regarding certain of the principal risks described under “Summary of Principal Risks of Investing in the Fund” in the Funds’ Summary sections.

Authorized Participants. The Funds have entered into Authorized Participant Agreements with only a limited number of institutions. Should these Authorized Participants cease to act as such or for any reason be unable to create or redeem Shares of the Funds and new Authorized Participants not appointed in their place, Shares of the Funds may trade at a discount to that Fund’s NAV and possibly face delisting.

Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Advisor, the Sub-Advisor and/or its service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or lose operational functionality.

Depositary Receipts (Aberdeen Standard AI Driven International Equity ETF and Aberdeen Standard AI Driven Emerging Markets Equity ETF only). Depositary receipts typically issued by a bank or trust company, represent the ownership of underlying securities that are issued by a foreign company and held by the bank or trust company. American Depositary Receipts (“ADRs”) are usually issued by a U.S. bank trust or trust company and traded on a U.S. exchange. Global Depositary Receipts (“GDRs”) may be issued by institutions located anywhere in the world and traded in any securities market. European Depositary Receipts (“EDRs”) are issued in Europe and used in bearer form in European markets. Depositary receipts may or may not be jointly sponsored by the underlying issuer. The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Certain depositary receipts are not listed on an exchange and therefore may lack liquidity.

Emerging Markets Risk (Aberdeen Standard AI Driven Emerging Markets Equity ETF only). The risks of investing in foreign securities are increased in connection with investments in emerging markets. Emerging markets are countries generally considered to be relatively less developed or industrialized. Emerging markets often face economic problems that could subject a Fund to increased volatility or substantial declines in value. Deficiencies in regulatory oversight, market infrastructure, shareholder protections and company laws could expose a Fund to risks beyond those generally encountered in developed countries. In addition, profound social changes and business practices that depart from norms in developed countries’ economies have hindered the orderly growth of emerging economies and their markets in the past and have caused instability. High levels of debt tend to make emerging economies heavily reliant on foreign capital and vulnerable to capital flight. Countries in emerging markets are also more likely to experience high levels of inflation, deflation or currency devaluation, which could also hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative. A Fund may also invest in frontier markets, which involve the same risks as emerging markets, but to a greater extent since they tend to be even smaller, less developed, and less accessible than other emerging markets.

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Equity Securities Risk. Although investments in equity securities, such as stocks, historically have been a leading choice for long-term investors, the values of stocks rise and fall depending on many factors. The stock or other security of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer than expected earnings or certain management decisions) or to the industry in which the company is engaged (such as a reduction in the demand for products or services in a particular industry). Market and economic factors may adversely affect securities markets generally, which could in turn adversely affect the value of a Fund’s investments, regardless of the performance or expected performance of companies in which the Fund invests. Holders of common stock generally are subject to more risks than holders of preferred stock or debt securities because the right to repayment of common stockholders’ claims is subordinated to that of preferred stock and debt securities upon the bankruptcy of the issuer.

Foreign Currency Exposure Risk (Aberdeen Standard AI Driven International Equity ETF and Aberdeen Standard AI Driven Emerging Markets Equity ETF only). Funds that invest in securities that trade in, or receive revenues in, foreign currencies are subject to the risk that those currencies may fluctuate in value relative to the U.S. Dollar. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad. These risks may impact a Fund more greatly to the extent the Fund does not hedge its currency risk.

A Fund’s gains from its positions in foreign currencies may accelerate and/or recharacterize the Fund’s income or gains at the Fund level and its distributions to shareholders. A Fund’s losses from such positions may also recharacterize the Fund’s income and its distributions to shareholders and may cause a return of capital to Fund shareholders.

To the extent a foreign government limits or causes delays in the convertibility or repatriation of its currency, this will adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency. Such actions could severely affect security prices, impair a Fund’s ability to purchase or sell foreign securities or transfer the Fund’s assets back into the U.S., or otherwise adversely affect the Fund’s operations.

Foreign Securities Risk (Aberdeen Standard AI Driven International Equity ETF and Aberdeen Standard AI Driven Emerging Markets Equity ETF only). The Funds use certain criteria to determine which country is deemed to have issued the securities in which the Funds invest. Because issuers often have activities and operations in several different countries, an issuer could be considered a non-U.S. issuer even though changes in the value of its securities held by a Fund are significantly impacted by its U.S. activities. Similarly, an issuer could be classified as a U.S. issuer even when the changes in the value of the issuer’s securities held by a Fund are significantly impacted by non-U.S. activities. Foreign securities may be more volatile, harder to price and less liquid than U.S. securities. Foreign investments involve some of the following risks as well:

●	political and economic instability;

●	the impact of currency exchange rate fluctuations;

●	reduced information about issuers;

●	higher transaction costs;

●	less stringent regulatory and accounting standards; and

●	delayed settlement.

Additional risks include the possibility that a foreign jurisdiction might impose or increase withholding taxes on income payable with respect to foreign securities; the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which a Fund could lose its entire investment in a certain market); and the possible adoption of foreign governmental restrictions such as exchange controls. The risks of investing in foreign securities are increased in connection with investments in emerging markets. See “Emerging Markets Risk” above.

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Asian Risk. Certain Funds may invest their assets in Asian securities, and those Funds may be subject to general economic and political conditions in Asia. Certain Funds may invest a significant portion of their assets in Asian securities, and those Funds may be more volatile than a fund which is broadly diversified geographically. The Asian region may be subject to a greater degree of economic, political and social instability than is the case in the United States and Europe. Many Asian countries can be characterized as emerging markets or newly industrialized and tend to experience more volatile economic cycles than developed countries and are subject to the risks described above under “Emerging Markets Risk”. Many countries in Asia have historically experienced political uncertainty, corruption, military intervention and social unrest. A Fund that focuses its investments in Asia, or the Asia-Pacific region, may be more volatile than a fund which is broadly diversified geographically. Additional factors relating to Asia that an investor in a Fund should consider include the following:

●	Investing in Asian companies could be adversely affected by major hostilities in the area. If a military conflict or the perception of such a conflict occurs, it could affect many aspects of the region’s economy, which may subject a Fund to increased volatility and substantial declines in value.

●	Many Asian countries are dependent on the economies of the United States and Europe as key trading partners. Reduction in spending on products and services or changes in the U.S. or European economies or their relationships with countries in the region may cause an adverse impact on the regional economy, which may have a negative impact on a Fund’s investment portfolio and share price.

●	Most of the securities markets of Asia have substantially less volume than markets in the U.S., and equity and debt securities of most companies in Asia are less liquid and more volatile than equity and debt securities of U.S. companies of comparable size.

●	Asia has historically depended on oil for most of its energy requirements. Almost all of its oil is imported. In the past, oil prices have had a major impact on the Asian economy.

●	The Asian region has in the past experienced earthquakes, mud slides and tidal waves of varying degrees of severity (e.g., tsunami), and the risks of such phenomena, and the damage resulting from natural disasters, continue to exist.

For a more detailed analysis and explanation of the specific risks of investing in Asia, please see “Emerging Markets Securities - Asian Risk” in the SAI.

Europe — Recent Events Risk. A number of countries in Europe have experienced severe economic and financial difficulties. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts; many other issuers have faced difficulties obtaining credit or refinancing existing obligations; financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit; and financial markets in Europe and elsewhere have experienced extreme volatility and declines in asset values and liquidity. These difficulties may continue, worsen or spread within and outside Europe.

Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In addition, the United Kingdom has voted to withdraw from the European Union (“Brexit”). In the event Brexit occurs in a disorderly manner or results in unintended or unforeseen consequences, the ramifications for European and United Kingdom businesses could be severe. A Fund may face risks associated with the potential uncertainty and consequences that may follow Brexit, including with respect to potential volatility in exchange rates and interest rates. Brexit could adversely affect European or worldwide political, regulatory, economic or market conditions and could contribute to instability in global political institutions, regulatory agencies and financial markets. Brexit could also lead to legal uncertainty and politically divergent national laws and regulations as a new relationship between the United Kingdom and European Union is defined and the United Kingdom determines which European Union laws to replace or replicate. Any of these effects of Brexit could adversely affect any of the companies to which the Funds have exposure and any other assets in which the Funds invest. The political, economic and legal consequences of Brexit are not yet known. In the short term, financial markets may experience heightened volatility, particularly those in the United Kingdom and Europe, but possibly worldwide. The United Kingdom may be less stable than it has been in recent years, and investments in the United Kingdom may be difficult to value, or subject to greater or more frequent rises and falls in value. One or more other one or more other countries may abandon the euro, the common currency of the European Union, and/or withdraw from the European Union. Whether or not a Fund invests in securities of issuers located in Europe or with significant exposure to European issuers or countries, these events could negatively affect the value and liquidity of a Fund’s investments.

Investment Risk. An investor may lose the value of their entire investment or part of their investment in Shares.

Investment Style Risk. The Funds target exposure combinations of the following investment style factors: value, quality, momentum, small size and low volatility, the principal risks of which are summarized below. There can be no assurance that the exposure combinations will enhance a Fund’s performance over time, and the investment style factors may, individually or collectively, detract from performance in certain market environments, perhaps for an extended period of time.

Value Style Risk. Stocks issued by companies that may be perceived as undervalued may fail to appreciate for long periods of time and may never realize their full potential value. The Model methodology may be unsuccessful in emphasizing undervalued securities.

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Quality Style Risk. Stocks included in the Model are deemed to be quality stocks pursuant to the Model’s methodology, but there is no guarantee that the past performance of these stocks will continue. ASI may be unsuccessful in creating a model that reflects the quality of individual stocks. Companies that issue these stocks may experience lower than expected returns or may experience negative growth, as well as increased leverage, resulting in lower than expected or negative returns to Fund shareholders. Earnings, growth and other measures of a stock’s quality can be adversely affected by market, regulatory, political, environmental and other factors. The price of a stock also may be affected by factors other than those factors considered in the construction of the Index. Many factors can affect a stock’s quality and performance, and the impact of these factors on a stock or its price can be difficult to predict.

Momentum Style Risk. Stocks that previously exhibited high momentum characteristics may not experience positive momentum or may experience more volatility than the market as a whole. Securities that previously exhibited high momentum characteristics may not experience positive momentum or may experience more volatility than the market as a whole. Momentum can turn quickly and cause significant variation from other types of investments.

Low Volatility Style Risk. Although subject to the risks of common stocks, low volatility stocks are seen as having a lower risk profile than the overall markets. However, a portfolio comprised of low volatility stocks may not produce investment exposure that has lower variability to changes in such stocks’ price levels. Low volatility stocks are likely to underperform the broader market during periods of rapidly rising stock prices. Although the Model may seek lower volatility, at times, than a Fund’s benchmark, there is no guarantee that this strategy will be successful. The Model may be unsuccessful in creating an portfolio that minimizes volatility, and there is a risk that a Fund may experience more than minimum volatility. Securities in a Fund’s portfolio may be subject to price volatility and the prices may not be any less volatile than the market as a whole, and could be more volatile.

Small Size Style Risk. Each Fund may have a bias towards smaller capitalization stocks relative to its respective benchmark. Stocks of smaller capitalization companies may be more volatile and less liquid than securities of larger companies.

Issuer Risk. The value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or service, as well as the historical and prospective earnings of the issuer and the value of its assets. A change in the financial condition of a single issuer may affect securities markets as a whole.

Large-Cap Securities Risk. Securities of larger companies may adapt more slowly to changing market conditions. In addition, larger companies may be more mature and subject to more limited growth potential compared with smaller companies. Accordingly, the returns on investments in stocks of large U.S. companies could trail the returns on investments in stocks of smaller and mid-sized companies.

Liquidity. Generally, only Authorized Participants may redeem Fund Shares. Investors other than Authorized Participants wishing to realize their Fund Shares will generally need to rely on secondary trading in the public trading market. There can be no assurance as to the price at which, or volume in which, it may at any time be possible to realize Fund Shares in the public trading market. Although the Fund Shares are listed for trading on [Name of Exchange], there can be no assurance that an active trading market for such shares will develop or be maintained.

Market Risk. An investment in the Funds should be made with an understanding that the value of each Fund’s assets may fluctuate in accordance with changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular asset or issuer and changes in general economic or political conditions. An investor in the Funds could lose money over short or long periods of time.

Management Risk. Each Fund is subject to management risk as an actively-managed investment portfolio. A Fund’s investment approach may fail to produce the intended results. If the Advisor’s or Sub-Advisor’s implementation of the Model is inaccurate or incomplete, a Fund may not perform as expected and your investment could lose value over short or long-term periods. Additionally, the Advisor has not previously managed a Fund whose strategy relies on the use of AI, which may create additional risks for the Fund.

Market Events Risk. The global financial crisis that began in 2008 caused a significant decline in the value and liquidity of many securities and unprecedented volatility in the markets. In response to the crisis, the U.S. Government and the Federal Reserve, as well as certain foreign governments and their central banks took steps to support financial markets, including by keeping interest rates low. More recently, the Federal Reserve has terminated certain of its market support activities. The withdrawal of Federal Reserve or other U.S. or non-U.S. governmental or central bank support could negatively affect financial markets generally as well as reduce the value and liquidity of certain securities. Additionally, with continued economic recovery and the cessation of certain market support activities, the Fund may face a heightened level of interest rate risk as a result of a rise or increased volatility in interest rates. The current market environment could make identifying investment risks and opportunities especially difficult for the Adviser.

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In addition, policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not a Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Fund’s investments may be negatively affected by such events.

In addition, the ongoing negotiations surrounding Brexit have yet to provide clarity on what the outcome will be for the UK or Europe. The UK remains a member of the EU until the legally established departure date. This was originally March 29, 2019, but has been extended twice following agreement by all EU member states, and is now expected to be as of October 31, 2019 (the “Exit Day”). Until the Exit Day, all existing EU-derived laws and regulations will continue to apply in the UK. Those laws may continue to apply for an additional transitional period following Exit Day, depending on whether an exit deal is struck between the UK and the EU and, if so, what that deal is. In any event, the UK has undertaken a process of “on-shoring” all EU legislation, pursuant to which there appears, at this stage, to be no policy changes to EU law. However, there remain various open questions as to how cross-border financial services will work post-Exit Day, and the EU has not yet provided any material cushion from the effects of Brexit for financial services as a matter of EU law. Whether or not a Fund invests in securities of issuers located in Europe (whether the EU, Eurozone or UK) or with significant exposure to European, EU, Eurozone or UK issuers or countries, the unavoidable uncertainties and events related to Brexit could negatively affect the value and liquidity of a Fund’s investments, increase taxes and costs of business and cause volatility in currency exchange rates and interest rates. Brexit could adversely affect the performance of contracts in existence at the date of Brexit and European, UK or worldwide political, regulatory, economic or market conditions and could contribute to instability in political institutions, regulatory agencies and financial markets. Brexit could also lead to legal uncertainty and politically divergent national laws and regulations as a new relationship between the UK and EU is defined and as the UK determines which EU laws to replace or replicate. Any of these effects of Brexit, and others that cannot be anticipated, could adversely affect a Fund’s business, results of operations and financial condition. In addition, the risk that Standard Life Aberdeen plc, the parent of the companies that provide investment advisory services to the Funds and which is headquartered in the UK, fails to adequately prepare for Brexit could have significant customer, reputation and capital impacts for Standard Life Aberdeen plc and its subsidiaries, including those providing services to the Funds. Standard Life Aberdeen plc has detailed contingency plan in place to seek to manage the consequences of Brexit on the Funds and to avoid the effect of any disruption on the Funds and to the services its subsidiaries provide. Given the fluidity and complexity of the situation, however, it cannot assured that the Funds will not be adversely impacted by Brexit despite these preparations.

Mid-Cap Securities Risk. Securities of medium-sized companies tend to be more volatile and less liquid than securities of larger companies. Compared to larger companies, mid-cap securities tend to have analyst coverage by fewer Wall Street firms and may trade at prices that reflect incomplete or inaccurate information. Medium-sized companies may have a shorter history of operations, less access to financing and a less diversified product line and be more susceptible to market pressures and therefore have more volatile prices and company performance than larger companies. During some periods, securities of medium-sized companies, as an asset class, have underperformed the securities of larger companies.

Model and Data Risk. The Funds rely heavily on proprietary quantitative models as well as information and data supplied by third parties. When such models and data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Funds to potential risks. For example, by relying on these models and data, the Advisor or Sub-Advisor may be induced to buy certain investments at prices that are too high, to sell certain other investments at prices that are too low, or to miss favorable opportunities altogether. Similarly, any hedging based on faulty models and data may prove to be unsuccessful.

Some of the models used by the Advisor and Sub-Advisor for the Fund are predictive in nature. The use of predictive models has inherent risks. For example, such models may incorrectly forecast future behavior, leading to potential losses on a cash flow and/or a mark-to-market basis. In addition, in unforeseen or certain low-probability scenarios (often involving a market disruption of some kind), such models may produce unexpected results, which can result in losses for the Fund. Furthermore, because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data.

All models rely on correct market data inputs. If incorrect market data is entered into even a well-founded model, the resulting information will be incorrect. However, even if market data is input correctly, “model prices” will often differ substantially from market prices, especially for instruments with complex characteristics, such as derivative instruments.

New Fund Risk. A new fund or a fund with fewer assets under management may be more significantly affected by purchases and redemptions of its Creation Units than a fund with relatively greater assets under management would be affected by purchases and redemptions of its shares. As compared to a larger fund, a new or smaller fund is more likely to sell a comparatively large portion of its portfolio to meet significant Creation Unit redemptions, or invest a comparatively large amount of cash to facilitate Creation Unit purchases, in each case when the fund otherwise would not seek to do so. Such transactions may cause funds to make investment decisions at inopportune times or prices or miss attractive investment opportunities. Such transactions may also accelerate the realization of taxable income if sales of securities resulted in gains and the fund redeems Creation Units for cash, or otherwise cause a fund to perform differently than intended. While such risks may apply to funds of any size, such risks are heightened in funds with fewer assets under management. In addition, new funds may not be able to fully implement their investment strategy immediately upon commencing investment operations, which could reduce investment performance.

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Operational Risk. Your ability to transact with a Fund or the valuation of your investment may be negatively impacted because of the operational risks arising from factors such as processing errors and human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel, and errors caused by third party service providers or trading counterparties. Although a Fund attempts to minimize such failures through controls and oversight, it is not possible to identify all of the operational risks that may affect a Fund or to develop processes and controls that completely eliminate or mitigate the occurrence of such failures. A Fund and its shareholders could be negatively impacted as a result.

Portfolio Turnover Risk — The portfolio managers may actively and frequently trade securities or other instruments in the Fund’s portfolio to carry out its investment strategies. A high portfolio turnover rate will result in greater brokerage and transaction costs for the Fund. It may also result in greater realization of gains, which may include short-term gains taxable at ordinary income tax rates.

Sector Risk. The Funds’ investing approach may result in an emphasis on certain sectors or sub-sectors of the market at any given time. To the extent that the Fund has a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector, the Fund may be more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Shares of the Fund May Trade at Prices Other than NAV. As with all ETFs, shares of the Funds may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the Shares of a Fund will approximate the Fund’s NAV when purchased and sold in the secondary market, there may be times when the market price of the Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines. The market price of a Fund’s shares on exchange during the trading day, like the price of any exchange-traded security, includes a “bid/ask” spread charged by the exchange specialist, market makers or other participants that trade the Fund’s shares. In times of severe market disruption, the bid/ask spread can increase significantly. At those times, Fund Shares are most likely to be traded at a discount to NAV, and the discount is likely to be greatest when the price of Fund Shares is falling fastest, which may be the time that you most want to sell your Fund Shares. The Advisor believes that, under normal market conditions, large market price discounts or premiums to NAV will not be sustained because of arbitrage opportunities.

Small-Cap Securities Risk. In general, securities of small-cap companies trade in lower volumes and are subject to greater or more unpredictable price changes than larger cap securities or the market overall. Small-cap companies may have limited product lines or markets, be less financially secure than larger companies, or depend on a small number of key personnel. If adverse developments occur, such as due to management changes or product failure, a Fund’s investment in a small-cap company may lose substantial value. Investing in small-cap companies requires a longer term investment view and may not be appropriate for all investors. These risks may be exacerbated for micro-cap securities.

Socially Responsible Investing Risk. The Model methodology of each Fund excludes securities of certain issuers for non-financial reasons (i.e. in an effort to ensure that companies represented in the Model comply with certain standards of environmental and social soundness and good governance). Accordingly, a Model, and therefore the corresponding Fund, may underperform the broader equity market or other indices or funds that do not utilize similar criteria when selecting investments.

Additional Non-Principal Risk Information about the Funds

Trading. Although the Fund Shares are listed for trading on [Name of Exchange] (the “Listing Exchange”) and may be listed or traded on U.S. and non-U.S. stock exchanges other than the Listing Exchange, there can be no assurance that an active trading market for such shares will develop or be maintained. Trading in shares may be halted due to market conditions or for reasons that, in the view of the Listing Exchange, make trading in shares inadvisable. In addition, trading in shares on the Listing Exchange is subject to trading halts caused by extraordinary market volatility pursuant to Listing Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Listing Exchange necessary to maintain the listing of a Fund will continue to be met or will remain unchanged or that Fund Shares will trade with any volume, or at all, on any stock exchange.

Costs of Buying or Selling Shares. Investors buying or selling a Fund’s shares in the secondary market will pay brokerage commissions or other charges imposed by brokers, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Fund Shares. In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to buy shares (the “bid” price) and the price at which an investor is willing to sell shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for shares based on trading volume and market liquidity, and is generally lower if the Fund’s shares have more trading volume and market liquidity and higher if the Fund’s shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. Due to the costs of buying or selling Fund Shares, including bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in shares may not be advisable for investors who anticipate regularly making small investments.

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IOPV. If a price for an asset held by a Fund is not available due to disruption in the underlying market, then stale values may be used in the calculation of the IOPV, and this may adversely affect the value of Fund Shares.

Future Developments. The Trust’s Board may, in the future, authorize a Fund to invest in securities contracts and investments other than those listed in this Prospectus and in the Fund’s SAI, provided they are consistent with the Fund’s investment objective and do not violate any investment restrictions or policies.

Portfolio Holdings

Information about each Fund’s daily portfolio holdings is available at www.aberdeenstandardetfs.us. In addition, each Fund discloses its complete portfolio holdings as of the end of its fiscal year (December 31) and its second fiscal quarter (June 30) in its reports to shareholders. Each Fund files its complete portfolio holdings as of the end of its first and third fiscal quarters (March 31 and September 30, respectively) with the SEC as an exhibit to its reports on Form N-PORT. You can find the SEC filings on the SEC’s website, www.sec.gov. A summarized description of the Funds’ policies and procedures with respect to the disclosure of each Fund’s portfolio holdings is available in the Statement of Additional Information (“SAI”) for the Trust.

Management of the Funds

Fund Organization

Each Fund is a series of the Trust which is an investment company registered under the 1940 Act. Each Fund is a separate Fund with its own investment objective and strategy. The Trust is a Delaware statutory trust and the Board is responsible for the management and direction of the Trust. The Board elects the Trust’s officers and approves all material contracts, including those with the Advisor, custodian and fund administrator.

Investment Advisor

Aberdeen Standard Investments ETFs Advisors LLC (the “Advisor”) has been appointed by the Board as investment advisor of each Fund. The Advisor is responsible for the management and administration of the Trust and the Funds.

The Advisor is a registered investment advisor located at 712 Fifth Avenue, New York, New York 10019. The Advisor is a directly-owned subsidiary of Aberdeen Standard Investments Inc. (“ASI”), an indirect wholly-owned subsidiary of Standard Life Aberdeen plc, a London stock exchange listed company (“SLA plc”). SLA plc and its affiliates manage or administer approximately $[ ] billion in assets as of [ ], 2019. [In rendering investment advisory services, the Advisor may use the resources of investment advisor subsidiaries of SLA plc. These affiliates have entered into a memorandum of understanding / personnel sharing procedures (“MOU”) pursuant to which investment professionals from each affiliate may render portfolio management and research services to U.S. clients of the Standard Life Aberdeen plc affiliates, including the Funds, as associated persons of the Advisor. No remuneration is paid by the Funds with regards to the MOU.]

The Advisor provides an investment program for each Fund. The Advisor also provides proactive oversight of the Sub-Advisor, daily monitoring of the Sub-Advisor’s buying and selling of securities for each Fund, and regular review of the Sub-Advisor’s performance.

The Advisor also arranges for transfer agency, custody, Fund administration, and all other non-distribution related services necessary for the Funds to operate. For its services, the Advisor expects to receive fees from the Funds, based on a percentage of each Fund’s average daily net assets, as shown in the following table:

Name of Fund	Advisory Fee Rate
Aberdeen Standard AI Driven US Equity ETF	[__]%
Aberdeen Standard AI Driven International Equity ETF	[__]%
Aberdeen Standard AI Driven Emerging Markets Equity ETF	[__]%

Pursuant to the terms of the Funds’ Investment Advisory Agreement, the Advisor has agreed to pay all expenses of the Funds, subject to certain exceptions. For a detailed description of the Investment Advisory Agreement for the Fund, please see the “Management of the Trust” section of the SAI.

A discussion regarding the basis for the Board’s approval of the Investment Advisory Agreement with the Advisor will be available in a Fund’s first annual or semi-annual report to shareholders following commencement of operations.

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Sub-Advisor

[______] (the “Sub-Advisor”), is located at [______]. The Sub-Advisor was formed in [____] and provides investment advisory services to the Funds. The Sub-Advisor provides advisory services to various other exchange-traded funds as well as separate accounts. The Sub-Advisor is responsible for trading portfolio securities on behalf of each Fund, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Advisor or in connection with any rebalancing or reconstitution of the Index, subject to the supervision of the Advisor and the Board. Under a sub-advisory agreement, the Advisor pays the Sub-Advisor a fee calculated daily and paid monthly, at an annual rate of [__]% of the average daily net assets of each Fund subject to a minimum annual fee of $[____].

A discussion regarding the basis for the Board’s approval of the Funds’ investment sub-advisory agreement between the Advisor and the Sub-Advisor will be available in a Fund’s first annual or semi-annual report to shareholders following commencement of operations.

The Advisor may hire one or more sub-advisors to oversee the day-to-day activities of the Funds. The sub-advisors are subject to oversight by the Advisor. Under the terms of an exemptive order the Trust and the Advisor received from the SEC, the Advisor may, subject to Board approval but without prior approval from shareholders, change the terms of a sub-advisory agreement or hire a new sub-advisor, either as a replacement for an existing sub-advisor or as an additional sub-advisor.

The Trust will notify shareholders in the event of any change in the identity of such sub-advisor or sub-advisors. The Advisor has ultimate responsibility for the investment performance of the Funds due to its responsibility to oversee each sub-advisor and recommend their hiring, termination and replacement.

Portfolio Managers

[______] and [______] serve as the Funds’ portfolio managers (the “Portfolio Managers”) and are primarily responsible for the day-to-day management of the Funds.

[Name] and [Title] of [______], has [____] years of investment management experience. Prior to joining the Sub-Advisor, [______] was the [______] of [______]. [Insert Business Experience]

[Name] and [Title] of [______], has [____] years of investment management experience. Prior to joining the Sub-Advisor, [______] was the [______] of [______]. [Insert Business Experience]

The SAI provides additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers’ ownership of Fund Shares.

Additional Information on Buying and Selling Fund Shares

Most investors will buy and sell shares of the Funds in secondary market transactions through brokers. Shares of each Fund are expected to be listed for trading on the Listing Exchange and elsewhere during the trading day and can be bought and sold throughout the trading day like other shares of publicly traded securities. When buying or selling shares through a broker, most investors will incur customary brokerage commissions and charges. Shares of the Funds trade under the trading symbols listed on the cover of this Prospectus. Only authorized participants (“Authorized Participants” or “APs”) may acquire shares directly from the Funds, and only APs may tender their shares for redemption directly to the Funds, at NAV in Creation Units. Once created, shares trade in the secondary market in amounts less than a Creation Unit.

Share Trading Prices

Transactions in a Fund’s shares will be priced at NAV only if you purchase or redeem shares directly from a Fund in Creation Units. As with other types of securities, the trading prices of shares in the secondary market can be affected by market forces such as supply and demand, economic conditions and other factors. The price you pay or receive when you buy or sell your shares in the secondary market may be more or less than the NAV of such shares.

The approximate intra-day value of shares of a Fund, also referred to as the “indicative optimized portfolio value” (IOPV), is disseminated every 15 seconds throughout the trading day by the national securities exchange on which such Fund is listed or by market data vendors or other information providers. The IOPV should not be viewed as a “real time” update of the NAV, because the IOPV may not be calculated in the same manner as the NAV, which is computed once per day, generally at the end of the day. The approximate value generally is determined by using amortized cost for securities with remaining maturities of 60 days or less, current market quotations, and/or price quotations obtained from broker-dealers that may trade in the portfolio securities held by a Fund. The Funds are not involved in, or responsible for, the calculation or dissemination of the IOPV and make no warranty as to their accuracy.

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Determination of Net Asset Value

The NAV of each Fund’s shares is calculated each day the national securities exchanges are open for trading as of the close of regular trading on the Listing Exchange, generally 4:00 p.m. New York time (the “NAV Calculation Time”). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund Shares outstanding.

In calculating its NAV, each Fund generally values its assets on the basis of market quotations, last sale prices, or estimates of value furnished by a pricing service or brokers who make markets in such instruments. Debt obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Investments in futures are valued at market value, which is generally determined using the last reported official closing price or last trading price on the exchange or market on which the futures contract is primarily traded at the time of valuation. Generally, trading in futures, U.S. government securities (such as U.S. Treasury securities), money market instruments and certain fixed-income securities is substantially completed each day at various times prior to the NAV Calculation Time. The values of such securities used in computing the NAV of the Fund are determined as of such times.

Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. For these purposes, a price based on amortized cost is considered a market valuation. Assets that may be valued using “fair value” pricing may include, but are not limited to, those for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before the Fund’s next NAV calculation time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Transactions in each Fund’s shares will be priced at NAV only if you purchase or redeem shares directly from the Fund in Creation Units. Shares of the Funds are purchased or sold on a national securities exchange at market prices, which may be higher or lower than NAV. Each Fund discloses its NAV on a daily basis. For more information, or to obtain a Fund’s NAV, please call 844-383-7289 or visit www.aberdeenstandardetfs.us.

Dividends and Distributions

[The Fund pays out dividends and distributes its net capital gains, if any, to shareholders at least annually. Ordinarily, dividends from net investment income, if any, are declared and paid annually by each Fund.] Each Fund also intends to distribute its net realized capital gains, if any, to shareholders annually. Dividends and other distributions may be declared and paid more frequently to comply with the distribution requirements of Subchapter M of the Code, and to avoid a federal excise tax imposed on regulated investment companies. Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available.

Book Entry

Shares of the Funds are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding shares of the Funds.

Investors owning shares of a Fund are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all shares of the Fund. Participants include DTC, securities brokers and dealers, banks, trust companies, clearing corporations, and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any securities that you hold in book entry or “street name” form. Your broker will provide you with account statements, confirmations of your purchases and sales, and tax information.

Delivery of Shareholder Documents – Householding

Householding is an option available to certain investors of the Funds. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Funds is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

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Frequent Purchases and Redemptions of Fund Shares

The Funds impose no restrictions on the frequency of purchases and redemptions of shares. In determining not to approve a written, established policy, the Board evaluated the risks of market timing activities by Fund shareholders. Purchases and redemptions by APs, who are the only parties that may purchase or redeem shares directly with a Fund, are an essential part of the ETF process and help keep share trading prices in line with NAV. As such, the Funds accommodate frequent purchases and redemptions by APs. However, the Board has also determined that frequent purchases and redemptions for cash may increase tracking error and portfolio transaction costs and may lead to the realization of capital gains. Frequent in-kind creations and redemptions generally do not give rise to these concerns. To minimize these potential consequences of frequent purchases and redemptions, the Funds employ fair value pricing and impose transaction fees on purchases and redemptions of Creation Units to cover the custodial and other costs incurred by a Fund in effecting trades. In addition, the Funds and the Advisor reserve the right to reject any purchase order at any time.

Investments by Registered Investment Companies

Section 12(d)(1) of the 1940 Act restricts investments by registered investment companies in the securities of other investment companies, including shares of the Funds. Registered investment companies are permitted to invest in the Funds beyond the limits set forth in section 12(d)(1), subject to certain terms and conditions set forth in an SEC exemptive order issued to the Trust, including that such investment companies enter into an agreement with that Fund. The Funds’ SAI provides additional information about Section 12(d)(1) limits under the “Investment Company Securities” sub-section of the “Specific Investment Strategies” section.

Additional Tax Information

The following discussion is a summary of some important U.S. federal income tax considerations generally applicable to investments in the Funds. Your investment in a Fund may have other tax implications. Please consult your tax advisor about the tax consequences of an investment in Fund Shares, including the possible application of foreign, state and local tax laws.

Each Fund intends to qualify each year for treatment as a RIC under Subchapter M of the Code. If it meets certain minimum distribution requirements, a RIC is not subject to tax at the fund level on income and gains from investments that are timely distributed to shareholders. However, a Fund’s failure to qualify as a RIC or to meet minimum distribution requirements would result (if certain relief provisions were not available) in fund-level taxation and, consequently, a reduction in income available for distribution to shareholders.

The Tax Cuts and Jobs Act (the “Tax Act”) made significant changes to the U.S. federal income tax rules for taxation of individuals and corporations, generally effective for taxable years beginning after December 31, 2017. Many of the changes applicable to individuals are temporary and only apply to taxable years beginning after December 31, 2017 and before January 1, 2026. There are only minor changes with respect to the specific rules applicable to RICs, such as the Funds. The Tax Act, however, makes numerous other changes to the tax rules that may affect shareholders and the Funds. You are urged to consult with your own tax advisor regarding how the Tax Act affects your investment in the Funds.

Unless you are a tax-exempt entity or your investment in Fund Shares is made through a tax-deferred retirement account, such as an individual retirement account, you need to be aware of the possible tax consequences when:

●	A Fund makes distributions;
●	You sell Fund Shares; and
●	You purchase or redeem Creation Units (institutional investors only).

Taxes on Distributions

For federal income tax purposes, distributions of investment income are generally taxable as ordinary income or qualified dividend income. Taxes on distributions of capital gains (if any) are determined by how long a Fund owned the assets that generated them, rather than how long a shareholder has owned his or her Fund Shares. Sales of assets held by a Fund for more than one year generally result in long-term capital gains and losses, and sales of assets held by a Fund for one year or less generally result in short-term capital gains and losses. Distributions of a Fund’s net capital gain (the excess of net long-term capital gains over net short-term capital losses) that are properly reported by the Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable as long-term capital gains. For non-corporate shareholders, long-term capital gains are generally subject to tax at reduced rates. Distributions of short-term capital gain will generally be taxable as ordinary income. Distributions reported by a Fund as “qualified dividend income” are generally taxed to non-corporate shareholders at rates applicable to long-term capital gains, provided holding period and other requirements are met. “Qualified dividend income” generally is income derived from dividends paid by U.S. corporations or certain foreign corporations that are either incorporated in a U.S. possession or eligible for tax benefits under certain U.S. income tax treaties. In addition, dividends that the Fund receives in respect of stock of certain foreign corporations may be qualified dividend income if that stock is readily tradable on an established U.S. securities market.

In general, your distributions are subject to federal income tax for the year in which they are paid. However, certain distributions paid in January may be treated as paid on December 31 of the prior year. Distributions are generally taxable even if they are paid from income or gains earned by a Fund before your investment (and thus were included in the price you paid for your shares).

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Dividends and distributions from the Funds and capital gain on the sale of Fund Shares are generally taken into account in determining a shareholder’s “net investment income” for the purposes of the Medicare contribution tax applicable to certain individuals, estates and trusts. A Fund may include cash when paying the redemption price for Creation Units in addition to, or in place of, the delivery of a basket of securities. A Fund may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize investment income and/or capital gains or losses that it might not have recognized if it had completely satisfied the redemption in-kind. As a result, the Funds may be less tax efficient if they include such a cash payment than if the in-kind redemption process is used.

Distributions (other than Capital Gain Dividends) paid to individual shareholders that are neither citizens nor residents of the U.S., or to foreign entities will generally be subject to a U.S. withholding tax at the rate of 30%, unless a lower treaty rate applies. A Fund may, under certain circumstances, report all or a portion of a dividend as an “interest related dividend” or a “short term capital gain dividend,” which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met.

The Funds (or financial intermediaries, such as brokers, through which shareholders own Fund Shares) generally are required to withhold and to remit to the U.S. Treasury a percentage of the taxable distributions and the sale or redemption proceeds paid to any shareholder who fails to properly furnish a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify that he, she or it is not subject to such withholding.

Taxes When You Sell Fund Shares

Any capital gain or loss realized upon a sale of Fund Shares is generally treated as a long-term gain or loss if you held the shares you sold for more than one year. Any capital gain or loss realized upon a sale of Fund Shares held for one year or less is generally treated as a short-term gain or loss, except that any capital loss on a sale of shares held for six months or less is treated as a long-term capital loss to the extent of Capital Gain Dividends paid with respect to such shares. The ability to deduct capital losses may be limited depending on your circumstances.

Taxes on Creation and Redemption of Creation Units

An Authorized Participant having the U.S. dollar as its functional currency for U.S. federal income tax purposes that exchanges securities or non-U.S. currency for Creation Units generally will recognize a gain or loss equal to the difference between (i) the sum of the market value of the Creation Units at the time of the exchange and any amount of cash received by the Authorized Participant in the exchange and (ii) the sum of the exchanger’s aggregate basis in the securities or non-U.S. currency surrendered and any amount of cash paid for such Creation Units. A person who redeems Creation Units will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate U.S. dollar market value of the securities plus the amount of any cash or non-U.S. currency received for such Creation Units. The IRS, however, may assert that a loss that is realized by an Authorized Participant upon an exchange of securities for Creation Units may not be permitted to be currently deducted under the rules governing “wash sales” (for Authorized Participants that do not mark-to-market their holding) or on the basis that there has been no significant change in economic position.

Gain or loss recognized by an Authorized Participant upon an issuance of Creation Units in exchange for non-U.S. currency will generally be treated as ordinary income or loss. Gain or loss recognized by an Authorized Participant upon an issuance of Creation Units in exchange for securities, or upon a redemption of Creation Units, may be capital or ordinary gain or loss depending on the circumstances. Any capital gain or loss realized upon an issuance of Creation Units in exchange for securities will generally be treated as long-term capital gain or loss if the securities have been held for more than one year. Any capital gain or loss realized upon the redemption of a Creation Unit will generally be treated as long-term capital gain or loss if the Fund Shares comprising the Creation Unit have been held for more than one year. Otherwise, such capital gains or losses are treated as short-term capital gains or losses.

A person subject to U.S. federal income tax with the U.S. dollar as its functional currency who receives non-U.S. currency upon a redemption of Creation Units and does not immediately convert the non-U.S. currency into U.S. dollars may, upon a later conversion of the non-U.S. currency into U.S. dollars, recognize any gains or losses resulting from fluctuations in the value of the non-U.S. currency relative to the U.S. dollar since the date of the redemption. Any such gains or losses will generally be treated as ordinary income or loss.

Persons exchanging securities or non-U.S. currency for Creation Units should consult their own tax advisors with respect to the tax treatment of any creation or redemption transaction and whether the wash sales rules apply and when a loss might be deductible. If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many Fund Shares you purchased or redeemed and at what price.

Foreign Investments by the Funds

Interest, dividends, and other income received by a Fund with respect to foreign securities may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. A Fund may need to file claims for refunds to secure the benefits of a reduced rate. If as of the close of a taxable year more than 50% of the total assets of a Fund consist of stock or securities of foreign corporations, the Fund intends to elect to “pass through” to investors the amount of foreign income and similar taxes (including withholding taxes) paid by the Fund during that taxable year. If a Fund elects to “pass through” such foreign taxes, then investors will be considered to have received as additional income their respective shares of such foreign taxes, but may be entitled to either a corresponding tax deduction in calculating taxable income or, subject to certain limitations, a credit in calculating federal income tax.

27

Distribution

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Unit Aggregations for the Funds on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds. The Distributor’s principal address is 1290 Broadway, Suite 1100, Denver, Colorado 80203. The Distributor has no role in determining the policies of any Fund or the securities that are purchased or sold by any Fund.

The Board has adopted a Distribution and Service (12b-1) Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with its Rule 12b-1 Plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse the Distributor for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. The Distributor may also use this amount to compensate securities dealers or other entities that are Authorized Participants for providing distribution and/or investor services assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by any Fund, and the Board has not currently approved the commencement of any payments under the plan. However, in the event 12b-1 fees are charged in the future, because the fees are paid out of a Fund’s assets, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

Premium/Discount and NAV Information

Information regarding each Fund’s NAV and how often shares of the Funds traded on the Listing Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year and most recent calendar quarter is posted to www.aberdeenstandardetfs.us.

Additional Notices

Shares of the Funds are not sponsored, endorsed, or promoted by the Listing Exchange. The Listing Exchange makes no representation or warranty, express or implied, to the owners of the shares of the Funds. The Listing Exchange is not responsible for, nor has it participated in, the determination of the timing of, prices of, or quantities of the shares of a Fund to be issued, nor in the determination or calculation of the equation by which the shares are redeemable. The Listing Exchange has no obligation or liability to owners of the shares of a Fund in connection with the administration, marketing, or trading of the shares of the Fund. Without limiting any of the foregoing, in no event shall the Listing Exchange have any liability for any lost profits or indirect, punitive, special, or consequential damages even if notified of the possibility thereof.

ASI, the Advisor, the Sub-Advisor and the Funds make no representation or warranty, express or implied, to the owners of shares of a Fund or any member of the public regarding the advisability of investing in securities generally or in a Fund particularly.

Financial Highlights

Financial information is not available because the Funds had not commenced operations prior to the date of this Prospectus.

28

Aberdeen Standard Investments ETFs

c/o ALPS Distributors, Inc.

1290 Broadway, Suite 1100

Denver, Colorado 80203

The Trust’s current SAI provides additional detailed information about the Funds. The Trust has electronically filed the SAI with the SEC. It is incorporated by reference in this Prospectus.

Additional information about the Funds’ investments is available in the Funds’ annual and semi-annual reports to shareholders. In the annual report you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.

To make shareholder inquiries, for more detailed information on a Fund or to request the SAI, annual or semi-annual shareholder reports free of charge, please:

Call:	1-844-383-7289 Monday through Friday 8:00 a.m. – 8:00 p.m. (Eastern time)	Write:	Aberdeen Standard Investments ETFs c/o ALPS Distributors, Inc. 1290 Broadway, Suite 1100 Denver, Colorado 80203
Visit:	www.aberdeenstandardetfs.us

Other information about the Funds is available on the EDGAR Database on the SEC’s internet site at http://www.sec.gov. You may also obtain copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

No person is authorized to give any information or to make any representations about any Fund and its shares not contained in this Prospectus and you should not rely on any other information. Read and keep this Prospectus for future reference.

©2019 Aberdeen Standard Investments ETFs

Aberdeen Standard Investments ETFs Funds are distributed by

ALPS Distributors, Inc.

1290 Broadway, Suite 1100

Denver, Colorado 80203

INVESTMENT COMPANY ACT FILE NO.

811-22986

29

May 8, 2019

SUBJECT TO COMPLETION

THE INFORMATION HEREIN IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SEC IS EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY JURISDICTION IN WHICH THE OFFER OR SALE IS NOT PERMITTED.

Aberdeen Standard Investments ETFs

STATEMENT OF ADDITIONAL INFORMATION

[___], 2019

Aberdeen Standard DISCOVER Alpha ETFs

Aberdeen Standard AI Driven US Equity ETF

Ticker: [Ticker]

Aberdeen Standard AI Driven International Equity ETF

Ticker: [Ticker]

Aberdeen Standard AI Driven Emerging Markets Equity ETF

Ticker: [Ticker]

Principal U.S. Listing Exchange: [Name of Exchange]

This Statement of Additional Information (“SAI”) is not a prospectus. The SAI should be read in conjunction with the current prospectus (the “Prospectus”) for each of the funds listed above (each, a “Fund” and, collectively, the “Funds”), each a separate series of Aberdeen Standard Investments ETFs (the “Trust”), as may be revised from time to time.

The current Prospectus for each Fund is dated [ ], 2019. Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted. A copy of the Prospectus for each Fund may be obtained, without charge, by calling 1-844-383-7289, visiting www.aberdeenstandardetfs.us, or writing to Aberdeen Standard Investments ETFs, c/o ALPS Distributors, Inc., 1290 Broadway, Suite 1100, Denver, Colorado 80203.

THE SECURITIES AND EXCHANGE COMMISSION (“SEC”) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS SAI. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

i

GENERAL DESCRIPTION OF THE TRUST AND THE FUNDS

The Trust was organized as a Delaware statutory trust on January 9, 2014 and is authorized to issue multiple series or portfolios. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The offering of the Trust’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”).

Aberdeen Standard Investments ETFs Advisors LLC serves as the investment advisor (the “Advisor”) and [ ] serves as the sub-advisor (the “Sub-Advisor”) to each Fund (the Advisor and Sub-Advisor may be referred to together herein as the “Advisors”). The Advisor is a directly-owned subsidiary of Aberdeen Standard Investments Inc. (formerly known as Aberdeen Asset Management Inc.) (“Aberdeen”), an indirect wholly-owned subsidiary of Standard Life Aberdeen plc (“SLA plc”). ALPS Distributors, Inc. serves as the distributor (the “Distributor”) of the Creation Units Aggregations of the Funds.

Each Fund issues and redeems shares at net asset value per share (“NAV”) only in large blocks of shares, typically [25,000/50,000] shares or more (“Creation Units” or “Creation Unit Aggregations”). This may change from time to time, and Creation Units are not expected to consist of less than 25,000 shares. These transactions are usually in exchange for a basket of securities included in the relevant Fund’s Index and/or an amount of cash. As a practical matter, only institutions or large investors purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of the Funds are not redeemable securities.

Each Fund intends to qualify each year for treatment as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), so that it will not be subject to federal income tax on income and gains that are timely distributed to Fund shareholders. Each Fund will invest its assets, and otherwise conduct its operations, in a manner that is intended to satisfy the qualifying income, diversification and distribution requirements necessary to establish and maintain eligibility for such treatment.

Shares of the Funds are expected to be listed on a national securities exchange, such as [ ] (the “Listing Exchange”), and will trade throughout the day on the Listing Exchange and other secondary markets at market prices that may differ from NAV. As in the case of other publicly traded securities, brokers’ commissions on transactions will be based on commission rates charged by the applicable broker.

The Trust reserves the right to adjust the prices of shares in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the applicable Fund.

INVESTMENT STRATEGIES AND RISKS

Each Fund is an exchange-traded fund (“ETF”) that seeks long-term capital appreciation.

Each Fund’s investment objective, principal investment strategies and associated risks are described in the Fund’s Prospectus. The sections below supplement these principal investment strategies and risks and describe the Funds’ additional investment policies and the different types of investments that may be made by a Fund as a part of its non-principal investment strategies. With respect to each Fund’s investments, unless otherwise noted, if a percentage limitation on investment is adhered to at the time of investment or contract, a subsequent increase or decrease as a result of market movement or redemption will not result in a violation of such investment limitation.

Each Fund is considered “diversified” as such term is used in the 1940 Act. Under applicable federal laws, to qualify as a diversified fund, a Fund, with respect to 75% of its total assets, may not invest greater than 5% of its total assets in any one issuer and may not hold greater than 10% of the securities of one issuer, other than cash and cash items (including receivables), and U.S. government securities, and securities of other investment companies. The remaining 25% of a Fund’s total assets does not need to be “diversified” and may be invested in securities of a single issuer, subject to other applicable laws. The diversification of a fund’s holdings is measured at the time the fund purchases a security. However, if a fund purchases a security and holds it for a period of time, the security may become a larger percentage of the fund’s total assets due to movements in the financial markets. If the market affects several securities held by a fund, the fund may have a greater percentage of its assets invested in securities of a single issuer or a small number of issuers.

 2

GENERAL RISKS

Borrowing. Although the Funds do not intend to borrow money, each Fund may do so to the extent permitted by the 1940 Act. Under the 1940 Act, a fund may borrow up to 33% of its net assets. A Fund will borrow only for short-term or emergency purposes.

Borrowing will tend to exaggerate the effect on net asset value of any increase or decrease in the market value of a Fund’s portfolio. Money borrowed will be subject to interest costs that may or may not be recovered by earnings on the securities purchased. A Fund also may be required to maintain minimum average balances in connection with a borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

Portfolio Turnover. Each Fund buys and sells portfolio securities in the normal course of its investment activities. The proportion of the Fund’s investment portfolio that is bought and sold during a year is known as the Fund’s portfolio turnover rate. A high portfolio turnover rate could result in the payment by the Fund of increased brokerage costs, expenses and taxes.

Cyber Security. Investment companies, such as the Funds, and their service providers may be subject to operational and information security risks resulting from cyber-attacks. Cyber-attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other forms of cyber security breaches. Cyber-attacks affecting the Funds or the Advisor, Sub-Advisor, custodian, transfer agent, intermediaries and other third-party service providers may adversely impact the Funds. For instance, cyber-attacks may interfere with the processing of shareholder transactions, impact the Fund’s ability to calculate its net asset value, cause the release of private shareholder information or confidential company information, impede trading, subject a Fund to regulatory fines or financial losses, and cause reputational damage. The Funds may also incur additional costs for cyber security risk management purposes. Similar types of cyber security risks are also present for issuers of securities in which a Fund invests, which could result in material adverse consequences for such issuers, and may cause a Fund’s investment in such portfolio companies to lose value.

SPECIFIC INVESTMENT STRATEGIES AND RISKS

Cash Items. The Funds may invest a portion of their assets in cash or cash items pending other investments or to maintain liquid assets required in connection with some of the Funds’ investments. These cash items and other high quality debt securities may include money market instruments, such as securities issued by the U.S. Government and its agencies, bankers’ acceptances, commercial paper, bank certificates of deposit and investment companies that invest primarily in such instruments.

Corporate Debt Obligations. Corporate debt obligations are interest bearing securities in which the corporate issuer has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal periodically or on a specified maturity date. Notes, bonds, debentures and commercial paper are the most common types of corporate debt securities. The primary differences between the different types of corporate debt securities are their maturities and secured or un-secured status. Commercial paper has the shortest term and is usually unsecured. Corporate debt may be issued by domestic or foreign companies of all kinds, including those with small-, mid- and large-capitalizations. Corporate debt may be rated investment-grade or below investment-grade and may carry variable or floating rates of interest.

Depositary Receipts. Depositary receipts include American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”) or other securities convertible into securities of issuers based in foreign countries. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. Generally, ADRs, in registered form, are denominated in U.S. Dollars and are designed for use in the U.S. securities markets, GDRs, in bearer form, are issued and designed for use outside the United States and EDRs (also referred to as Continental Depositary Receipts (“CDRs”)), in bearer form, may be denominated in other currencies and are designed for use in European securities markets. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. EDRs are European receipts evidencing a similar arrangement. GDRs are receipts typically issued by non-U.S. banks and trust companies that evidence ownership of either foreign or domestic securities. For purposes of a Fund’s investment policies, ADRs, GDRs and EDRs are deemed to have the same classification as the underlying securities they represent. Thus, an ADR, GDR or EDR representing ownership of common stock will be treated as common stock.

 3

A Fund may invest in depositary receipts through “sponsored” or “unsponsored” facilities. While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants.

A depositary may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depositary requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depositary usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. Dollars, the disposition of non-cash distributions, and the performance of other services. The depositary of an unsponsored facility frequently is under no obligation to pass through voting rights to ADR holders in respect of the deposited securities. In addition, an unsponsored facility is generally not obligated to distribute communications received from the issuer of the deposited securities or to disclose material information about such issuer in the U.S. and thus there may not be a correlation between such information and the market value of the depositary receipts. Unsponsored ADRs tend to be less liquid than sponsored ADRs.

Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depositary. The deposit agreement sets out the rights and responsibilities of the issuer, the depositary, and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depositary), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositaries agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities.

Derivatives. Each Fund may use derivative instruments as part of its investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to bonds, interest rates, currencies, commodities, and related indexes. Examples of derivative instruments include forward contracts, currency and interest rate swaps, currency options, futures contracts, options on futures contracts and swap agreements. The Fund’s use of derivative instruments will be underpinned by investments in short-term, high-quality instruments, such as U.S. money market securities.

With respect to certain kinds of derivative transactions that involve obligations to make future payments to third parties, including, but not limited to, futures contracts, forward contracts, swap contracts, the purchase of securities on a when-issued or delayed delivery basis, or reverse repurchase agreements, under applicable federal securities laws, rules, and interpretations thereof, the Funds must “set aside” (referred to sometimes as “asset segregation”) liquid assets, or engage in other measures to “cover” open positions with respect to such transactions in a manner consistent with the 1940 Act. For example, with respect to forward contracts and futures contracts that are not contractually required to “cash-settle,” the Funds must cover its open positions by setting aside liquid assets equal to the contracts’ full, notional value. The Funds treat deliverable forward contracts for currencies that are liquid as the equivalent of “cash-settled” contracts. As such, the Funds may set aside liquid assets in an amount equal to the Fund’s daily marked-to-market (net) obligation (i.e., the Fund’s daily net liability if any) rather than the full notional amount under such deliverable forward contracts. Similarly, with respect to futures contracts that are contractually required to “cash-settle” the Funds may set aside liquid assets in an amount equal to the Fund’s daily marked-to-market (net) obligation rather than the notional value. Each Fund reserves the right to modify these policies in the future.

The Advisor has claimed an exclusion from the definition of commodity pool operator under Commodity Futures Trading Commission (“CFTC”) Rule 4.5 with respect to each Fund described in this SAI, and therefore the Funds and the Advisor (with respect to the Funds) are not currently subject to registration, disclosure, and regulatory requirements under applicable CFTC rules. The Funds have to reaffirm annually their eligibility for this exclusion. The Advisor intends to continue to operate each Fund described in this SAI, in a manner to maintain its exclusion under CFTC Rule 4.5.

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Stock Index Futures. A broadly-based stock index is used as the basis for trading stock index futures. In some cases an index may be based on stocks of issuers in a particular industry or group of industries. The buyer or seller of a stock index future is obligated to pay cash to settle the transaction, based on the fluctuation of the index’s value in response to the changes in the relative values of the underlying stocks that are included in the index over the term of the contract. A stock index cannot be purchased or sold directly.

Swap Agreements. Each Fund may enter into swap agreements, including interest rate swaps. A typical interest rate swap involves the exchange of a floating interest rate payment for a fixed interest payment. Swap agreements may be used to hedge or achieve exposure to, for example, interest rates, and money market securities without actually purchasing such securities. Each Fund may use swap agreements to invest in a market without owning or taking physical custody of the underlying securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. Swap agreements will tend to shift a Fund’s investment exposure from one type of investment to another or from one payment stream to another.

Options on Futures Contracts. Each Fund reserves the right to buy or sell options on listed futures contracts. An option on a futures contract gives the purchaser the right, in exchange for payment of a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. A put option gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security or instrument at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security or instrument at any time during the option period. A premium is paid to the writer of an option as consideration for undertaking the obligation in the contract.

Each Fund may purchase and write options on an exchange or over the counter (“OTC”). OTC options differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the SEC’s position that OTC options are generally illiquid.

When a Fund purchases or sells an options contract, the Fund will segregate its assets as described above under ‘Derivatives’.

There are significant risks associated with a Fund’s use of options contracts, including the following: (1) the success of a strategy may depend on the Advisor’s ability to predict movements in the prices of individual commodities, currencies or securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the commodities, currencies or securities and the price of options; (3) although the Fund intends to enter into options contracts only if there is an active market for such contracts, there is no assurance that an active market will exist for the contracts at any particular time; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in options contracts.

Equity Securities — Equity securities represent an ownership interest, or the right to acquire an ownership interest, in a company or other issuer. Different types of equity securities provide different voting and dividend rights and priorities in the event of bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depositary receipts for those securities.

Common Stocks — Common stock is issued by companies to raise cash for business purposes and represents a proportionate interest in the issuing companies. Therefore, a Fund participates in the success or failure of any company in which it holds stock. The market value of common stock can fluctuate significantly, reflecting the business performance of the issuing company, investor perception and general economic or financial market movements. Smaller companies are especially sensitive to these factors and may even become valueless. Despite the risk of price volatility, however, common stocks also offer a greater potential for gain on investment, compared to other classes of financial assets such as bonds or cash equivalents. A Fund may also receive common stock as proceeds from a defaulted debt security held by the Fund or from a convertible bond converting to common stock. In such situations, a Fund will hold the common stock at the Advisor’s discretion.

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Preferred Stocks — Preferred stocks, like some debt obligations, are generally fixed income securities. Shareholders of preferred stocks normally have the right to receive dividends at a fixed rate when and as declared by the issuer’s board of directors, but do not participate in other amounts available for distribution by the issuing corporation. Dividends on the preferred stock may be cumulative, and all cumulative dividends usually must be paid prior to common shareholders of common stock receiving any dividends. Because preferred stock dividends must be paid before common stock dividends, preferred stocks generally entail less risk than common stocks. Upon liquidation, preferred stocks are entitled to a specified liquidation preference, which is generally the same as the par or stated value, and are senior in right of payment to common stock. Preferred stocks are, however, equity securities in the sense that they do not represent a liability of the issuer and, therefore, do not offer as great a degree of protection of capital or assurance of continued income as investments in corporate debt securities. Preferred stocks are generally subordinated in right of payment to all debt obligations and creditors of the issuer, and convertible preferred stocks may be subordinated to other preferred stock of the same issuer.

Rights Issues and Warrants — Rights Issues give the right, to existing shareholders, to buy a proportional number of additional securities at a given price (generally at a discount) within a fixed period (generally on a short term period) and are offered at the company’s discretion.

Warrants are securities that give the holder the right, but not the obligation, to subscribe for newly created equity issues (consisting of common and preferred stock, convertible preferred stock and warrants that themselves are only convertible into common, preferred or convertible preferred stock) of the issuing company or a related company at a fixed price either on a certain date or during a set period. Warrants are speculative and have no value if they are not exercised before the expiration date.

The equity issue underlying an equity warrant is outstanding at the time the equity warrant is issued or is issued together with the warrant. At the time a Fund acquires an equity warrant convertible into a warrant, the terms and conditions under which the warrant received upon conversion can be exercised will have been determined; the warrant received upon conversion will only be convertible into a common, preferred or convertible preferred stock. Equity warrants are generally issued in conjunction with an issue of bonds or shares, although they also may be issued as part of a rights issue or scrip issue. When issued with bonds or shares, they usually trade separately from the bonds or shares after issuance.

OTC equity warrants are usually traded only by financial institutions that have the ability to settle and clear these instruments. OTC warrants are instruments between the Fund and its counterparty (usually a securities dealer or bank) with no clearing organization guarantee. Thus, when the Fund purchases an OTC warrant, the Fund relies on the counterparty to fulfill its obligations to the Fund if the Fund decides to exercise the warrant.

Index warrants are rights created by an issuer, typically a financial institution, entitling the holder to purchase, in the case of a call, or sell, in the case of a put, an equity index at a certain level over a fixed period of time. Index warrant transactions settle in cash.

Covered warrants are rights created by an issuer, typically a financial institution, ordinarily entitling the holder to purchase from the issuer of the covered warrant outstanding securities of another company (or in some cases a basket of securities), which issuance may or may not have been authorized by the issuer or issuers of the securities underlying the covered warrants. In most cases, the holder of the covered warrant is entitled on its exercise to delivery of the underlying security, but in some cases the entitlement of the holder is to be paid in cash the difference between the value of the underlying security on the date of exercise and the strike price. The securities in respect of which covered warrants are issued are usually common stock, although they may entitle the holder to acquire warrants to acquire common stock. Covered warrants may be fully covered or partially covered. In the case of a fully covered warrant, the issuer of the warrant will beneficially own all of the underlying securities or will itself own warrants (which are typically issued by the issuer of the underlying securities in a separate transaction) to acquire the securities. The underlying securities or warrants are, in some cases, held by another member of the issuer’s group or by a custodian or other fiduciary for the holders of the covered warrants.

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Interest rate warrants are rights that are created by an issuer, typically a financial institution, entitling the holder to purchase, in the case of a call, or sell, in the case of a put, a specific bond issue or an interest rate index (Bond Index) at a certain level over a fixed time period. Interest rate warrants can typically be exercised in the underlying instrument or settle in cash.

Long term options operate much like covered warrants. Like covered warrants, long term options are call options created by an issuer, typically a financial institution, entitling the holder to purchase from the issuer outstanding securities of another issuer. Long-term options have an initial period of one year or more, but generally have terms between three and five years. Unlike U.S. options, long term European options do not settle through a clearing corporation that guarantees the performance of the counterparty. Instead, they are traded on an exchange and subject to the exchange’s trading regulations. A Fund may only acquire covered warrants, index warrants, interest rate warrants and long term options that are issued by entities deemed to be creditworthy by the Adviser. Investment in these instruments involves the risk that the issuer of the instrument may default on its obligation to deliver the underlying security or warrants to acquire the underlying security (or cash in lieu thereof).

Real Estate Investment Trusts (“REITs”). REITs are pooled investment vehicles which invest primarily in income-producing real estate or real estate related loans or interests. REITs are sometimes informally characterized as equity REITs, mortgage REITs and hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Hybrid REITs combine the investment strategies of equity REITs and mortgage REITs.

Investment in REITs may subject a Fund to risks associated with the direct ownership of real estate, such as decreases in real estate values, overbuilding, increased competition and other risks related to local or general economic conditions, increases in operating costs and property taxes, changes in zoning laws, casualty or condemnation losses, possible environmental liabilities, regulatory limitations on rent and fluctuations in rental income. Equity REITs generally experience these risks directly through fee or leasehold interests, whereas mortgage REITs generally experience these risks indirectly through mortgage interests, unless the mortgage REIT forecloses on the underlying real estate. Changes in interest rates may also affect the value of a Fund’s investment in REITs. For instance, during periods of declining interest rates, certain mortgage REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may diminish the yield on securities issued by those REITs.

Certain REITs have relatively small market capitalizations, which may tend to increase the volatility of the market price of their securities. Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. Like regulated investment companies such as the Funds, REITs are not taxed on income distributed to shareholders provided that they comply with certain requirements under the Internal Revenue Code. Each Fund will indirectly bear its proportionate share of any expenses paid by REITs in which it invests in addition to the expenses paid by the Fund. REITs are dependent upon management skills, are not diversified (except to the extent the Code requires), and are subject to the risks of financing projects and illiquid markets. REITs are also subject to heavy cash flow dependency, defaults by borrowers and the possibility of failing to qualify for tax-free pass-through of income under the Code, and to maintain exemption from the registration requirements of the 1940 Act. By investing in REITs indirectly through a Fund, a shareholder will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs. In addition, REITs depend generally on their ability to generate cash flow to make distributions to shareholders. The management of a REIT may be subject to conflicts of interest with respect to the operation of the business of the REIT and may be involved in real estate activities competitive with the REIT. REITs may own properties through joint ventures or in other circumstances in which the REIT may not have control over its investments. REITs may incur significant amounts of leverage.

Emerging Markets Securities. Although there is no universally accepted definition, an emerging or developing country is generally considered to be a country which is in the initial stages of industrialization. Investing in emerging markets can involve unique risks in addition to and greater than those generally associated with investing in developed markets. Shareholders should be aware that investing in the equity and fixed income markets of developing countries involves exposure to unstable governments, economies based on only a few industries, and securities markets which trade a small number of securities. Securities markets of developing countries tend to be more volatile than the markets of developed countries; however, such markets have in the past provided the opportunity for higher rates of return to investors.

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The value and liquidity of investments in developing countries may be affected favorably or unfavorably by political, economic, fiscal, regulatory or other developments in the particular countries or neighboring regions. The extent of economic development, political stability and market depth of different countries varies widely. Such investments typically involve greater potential for gain or loss than investments in securities of issuers in developed countries.

The securities markets in developing countries are substantially smaller, less liquid and more volatile than the major securities markets in the United States. A high proportion of the shares of issuers in developing countries may be held by a limited number of persons and financial institutions, which may limit the number of shares available for investment by a Fund. The small size, limited trading volume and relative inexperience of the securities markets in these countries may make investments in securities traded in emerging markets less liquid and more volatile than investments in securities traded in more developed countries. For example, limited market size may cause prices to be unduly influenced by traders who control large positions. A limited number of issuers in developing countries’ securities markets may represent a disproportionately large percentage of market capitalization and trading volume. The limited liquidity of securities markets in developing countries may also affect a Fund’s ability to acquire or dispose of securities at the price and time it wishes to do so. Accordingly, during periods of rising securities prices in the more illiquid securities markets, a Fund’s ability to participate fully in such price increases may be limited by its investment policy of investing not more than 15% of its total net assets in illiquid securities. Conversely, a Fund’s inability to dispose fully and promptly of positions in declining markets could cause the Fund’s NAV to decline as the value of the unsold positions is marked to lower prices. In addition, a Fund may be required to establish special custodial or other arrangements before making investments in securities traded in emerging markets. There may be little financial or accounting information available with respect to issuers of emerging market securities, and it may be difficult as a result to assess the value of prospects of an investment in such securities.

The currencies of certain emerging market countries have experienced devaluations relative to the U.S. Dollar, and future devaluations may adversely affect the value of assets denominated in such currencies. In addition, currency hedging techniques may be unavailable in certain emerging market countries. Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation or deflation for many years, and future inflation may adversely affect the economies and securities markets of such countries.

Political and economic structures in many such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristics of the United States. In addition, unanticipated political or social developments may affect the value of investments in emerging markets and the availability of additional investments in these markets. Any change in the leadership or politics of emerging market countries, or the countries that exercise a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and adversely affect existing investment opportunities. Certain countries have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened.

Economies of developing countries may differ favorably or unfavorably from the United States’ economy in such respects as rate of growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Certain developing countries do not have comprehensive systems of laws, although substantial changes have occurred in many such countries in this regard in recent years. Laws regarding fiduciary duties of officers and directors and the protection of shareholders may not be well developed. Even where adequate law exists in such developing countries, it may be impossible to obtain swift and equitable enforcement of such law, or to obtain enforcement of the judgment by a court of another jurisdiction.

The risk also exists that an emergency situation may arise in one or more emerging markets as a result of which trading of securities may cease or may be substantially curtailed and prices for a Fund’s securities in such markets may not be readily available. A Fund may suspend redemption of its shares for any period during which an emergency exists, as determined by the SEC. Accordingly if a Fund believes that appropriate circumstances exist, it will promptly apply to the SEC for a determination that an emergency is present. During the period commencing from a Fund’s identification of such condition until the date of the SEC action, a Fund’s securities in the affected markets will be valued at fair value determined in good faith by or under the direction of the Fund’s Board.

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Certain of the foregoing risks may also apply to some extent to securities of U.S. issuers that are denominated in foreign currencies or that are traded in foreign markets, or securities of U.S. issuers having significant foreign operations.

Trading in futures contracts on foreign commodity exchanges may be subject to the same or similar risks as trading in foreign securities.

Asian Risk. Certain Funds may invest their assets in Asian securities, and those Funds may be subject to general economic and political conditions in Asia. Certain Funds may invest a significant portion of their assets in Asian securities, and those Funds may be more volatile than a fund which is broadly diversified geographically. Additional factors relating to Asia that an investor should consider include the following:

Political, Social and Economic Factors. Some parts of the Asian region may be subject to a greater degree of economic, political and social instability than is the case in the United States and Europe. Such instability may result from, among other things, the following: (i) authoritarian governments or military involvement in political and economic decision-making, including changes in government through extra-constitutional means; (ii) popular unrest associated with demands for improved political, economic and social conditions; (iii) internal insurgencies; (iv) hostile relations with neighboring countries; and (v) ethnic, religious and racial disaffection. Such social, political and economic instability could significantly disrupt the principal financial markets in which the Funds invest and adversely affect the value of the Funds’ assets.

Some Asian economies are reliant on exports in varying degrees as a major contribution to economic growth and as such may be affected by developments in the economies of their principal trading partners. These economies may be accordingly affected by protective trade barriers and the economic conditions of their trading partners, principally, the United States, Japan, China and the European Union. The enactment by the United States or other principal trading partners of protectionist trade legislation, reduction of foreign investment in local economies and general declines in the international securities markets could have a significant adverse effect upon the securities markets of Asia.

Some Asian economies have limited natural resources, resulting in dependence on foreign sources for certain raw materials and economic vulnerability to global fluctuations of price and supply. Other economies such as Indonesia and Malaysia, for example, are commodity exporters susceptible to world prices for their commodity exports, including crude oil.

Some governments in the Asian region are authoritarian in nature and influenced by security forces. For example, during the course of the last twenty-five years, certain governments in the region have been installed or removed as a result of military coups while others have periodically demonstrated their repressive police state nature. Disparities of wealth, among other factors, have also led to social unrest in some Asian countries accompanied, in certain cases, by violence and labor unrest. Ethnic, religious and racial disaffection, as evidenced in India, Myanmar, Pakistan and Sri Lanka, have created social, economic and political problems.

Several Asian countries have or in the past have had hostile relationships with neighboring nations or have experienced internal insurgency. For example, Thailand experienced border battles with Laos and India is engaged in border disputes with several of its neighbors, including China and Pakistan. An uneasy truce exists between North Korea and South Korea and the two countries technically remain in a state of war. In addition, North Korea’s nuclear weapons program has caused an increased level of risk of military conflict in the area.

There may be the possibility of expropriations, confiscatory taxation, political, economic or social instability or diplomatic developments which would adversely affect assets of the Funds held in foreign countries. Governments in certain Asian countries participate to a significant degree, through ownership interests or regulation, in their respective economies. Action by these governments could have a significant adverse effect on market prices of a Fund’s securities and its share price.

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Market Characteristics. Most of the securities markets of Asia have substantially less volume than the NYSE, and equity securities of most companies in Asia are less liquid and more volatile than equity securities of U.S. companies of comparable size. Some of the stock exchanges in Asia, such as those in China, are in the early stages of their development. Many companies traded on securities markets in Asia are smaller, newer and less seasoned than companies whose securities are traded on securities markets in the United States. In some Asian countries, there is no established secondary market for securities. Therefore, liquidity in these countries is generally low and transaction costs high. Reduced liquidity often creates higher volatility, as well as difficulties in obtaining accurate market quotations for financial reporting purposes and for calculating NAVs, and sometimes also an inability to buy and sell securities. Market quotations on many securities may only be available from a limited number of dealers and may not necessarily represent firm bids from those dealers or prices for actual sales. Additionally, market making and arbitrage activities are generally less extensive in such markets, which may contribute to increased volatility and reduced liquidity of such markets. Investments in smaller companies involve greater risk than is customarily associated with investing in larger companies. Smaller companies may have limited product lines, markets or financial or managerial resources and may be more susceptible to losses and risks of bankruptcy. Accordingly, each of these markets may be subject to greater influence by adverse events generally affecting the market, and by large investors trading significant blocks of securities, than is usual in the U.S. To the extent that any of the Asian countries experiences rapid increases in its money supply and investment in equity securities for speculative purposes, the equity securities traded in any such country may trade at price-earning multiples higher than those of comparable companies trading on securities markets in the United States, which may not be sustainable.

Brokerage commissions and other transaction costs on securities exchanges in Asia are generally higher than in the U.S. Settlement procedures in certain Asian countries are less developed and reliable than those in the U.S. and in other developed markets, and a Fund may experience settlement delays or other material difficulties. Securities trading in certain Asian securities markets may be subject to risks due to a lack of experience of securities brokers, a lack of modern technology and a possible lack of sufficient capital to expand market operations. The foregoing factors could impede the ability of a Fund to effect portfolio transactions on a timely basis and could have an adverse effect on the NAV of shares of the Fund.

There is also less government supervision and regulation of foreign securities exchanges, brokers, and listed companies in the Asian countries than exists in the United States. In addition, existing laws and regulations are often inconsistently applied. As legal systems in Asian countries develop, foreign investors may be adversely affected by new laws and regulations, changes to existing laws and regulations and preemption of local laws and regulations by national laws. In circumstances where adequate laws exist, it may not be possible to obtain swift and equitable enforcement of the law. Less information will, therefore, be available to a Fund than in respect of investments in the U.S. Further, in certain Asian countries, less information may be available to a Fund than to local market participants. Brokers in Asian countries may not be as well capitalized as those in the U.S., so that they are more susceptible to financial failure in times of market, political, or economic stress.

In addition, accounting and auditing standards applied in certain Asian countries frequently do not conform with the generally accepted accounting principles (“GAAP”) used in the United States. The use of some accounting policies, such as the constant purchasing power method, can cause distortion in some cases. Also, substantially less financial information is generally publicly available about issuers in Asian countries and, where available, may not be independently verifiable.

Energy. Asia has historically depended on oil for most of its energy requirements. Almost all of its oil is imported. In the past, oil prices have had a major impact on Asian economies. Oil prices are generally subject to extreme volatility. Continuing increases in levels of worldwide oil and gas reserves and production may further depress the value of investments related to the natural resources industry. This trend is causing producers to curtail production or reduce capital spending for exploration activities. This could increase the time period a Fund would need to see a realization of its investments in the energy industry.

Natural Disasters. The Asian region has in the past experienced earthquakes, mud slides and tidal waves of varying degrees of severity (e.g., tsunamis), and the risks of such phenomena, and the damage resulting from natural disasters, continue to exist. The long-term economic effects of such geological factors on the Asian economy as a whole, and on a Fund’s investments and share price, cannot be predicted.

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Investing in China. In addition to the risks listed under “Foreign Securities,” “Investment in Companies in Developing Countries” and “Asian Risk,” investing in China presents additional risks. Investing in China involves a high degree of risk and special considerations not typically associated with investing in other more established economies or securities markets. Such risks may include: (a) the risk of nationalization or expropriation of assets or confiscatory taxation; (b) greater social, economic and political uncertainty (including the risk of war and social unrest); (c) dependency on exports and the corresponding importance of international trade; (d) the increasing competition from Asia’s other low-cost emerging economies; (e) greater price volatility and significantly smaller market capitalization of securities markets; (f) substantially less liquidity, particularly of certain share classes of Chinese securities; (g) currency exchange rate fluctuations and the lack of available currency hedging instruments; (h) higher rates of inflation; (i) controls on foreign investment and limitations on repatriation of invested capital and on a Fund’s ability to exchange local currencies for U.S. Dollars; (j) greater governmental involvement in and control over the economy, including over securities exchanges; (k) the risk that the Chinese government may decide not to continue to support the economic reform programs implemented since 1978 and could return to the prior, completely centrally planned, economy; (l) the fact that China companies, particularly those located in China, may be smaller, less seasoned and newly-organized; (m) the difference in, or lack of, auditing and financial reporting standards which may result in unavailability of material information about issuers, particularly in China; (n) the fact that statistical information regarding the economy of China may be inaccurate or not comparable to statistical information regarding the U.S. or other economies; (o) the less extensive, and still developing, regulation of the securities markets, business entities and commercial transactions; (p) the fact that the settlement period of securities transactions in foreign markets may be longer; (q) the willingness and ability of the Chinese government to support the Chinese and Hong Kong economies and markets is uncertain; (r) the risk that it may be more difficult, or impossible, to obtain and/or enforce a judgment than in other countries; and (s) the rapidity and erratic nature of growth, particularly in China, resulting in efficiencies and dislocations.

Investment in China is subject to certain political risks. Following the establishment of the People’s Republic of China (“PRC”) by the Communist Party in 1949, the Chinese government renounced various debt obligations incurred by China’s predecessor governments, which obligations remain in default, and expropriated assets without compensation. There can be no assurance that the Chinese government will not take similar action in the future. The political reunification of China and Taiwan is a highly problematic issue and is unlikely to be settled in the near future. This situation poses a threat to Taiwan’s economy and could negatively affect its stock market.

Hong Kong reverted to Chinese sovereignty on July 1, 1997 as a Special Administrative Region of the People’s Republic of China under the principle of “one country, two systems.” Although China is obligated to maintain the current capitalist economic and social system of Hong Kong through June 30, 2047, the continuation of economic and social freedoms enjoyed in Hong Kong is dependent on the government of China. Any attempt by China to tighten its control over Hong Kong’s political, economic, legal or social policies may result in an adverse effect on Hong Kong’s markets. Uncertainty over Hong Kong’s political future arising from interactions with China has resulted in social unrest, which could in turn cause uncertainty in the markets. In addition, the Hong Kong dollar trades at a fixed exchange rate in relation to (or, is “pegged” to) the U.S. dollar, which has contributed to the growth and stability of the Hong Kong economy. However, it is uncertain how long the currency peg will continue or what effect the establishment of an alternative exchange rate system would have on the Hong Kong economy. Because the Funds’ NAV is denominated in U.S. dollars, the establishment of an alternative exchange rate system could result in a decline in a Fund’s NAV.

The Chinese economy has grown rapidly in the past but there is no assurance that this growth rate will be maintained. In fact, the Chinese economy may experience a significant slowdown as a result of, among other things, a deterioration in global demand for Chinese exports, as well as contraction in spending on domestic goods by Chinese consumers. In addition, China may experience substantial rates of inflation or economic recessions, which would have a negative effect on the economy and securities market. Delays in enterprise restructuring, slow development of well-functioning financial markets and widespread corruption have also hindered performance of the Chinese economy. China continues to receive substantial pressure from trading partners to liberalize official currency exchange rates. Chinese authorities may intervene in the China Securities market and halt or suspend trading of securities for short or even longer periods of time. Recently, the China Securities market has experienced considerable volatility and been subject to relatively frequent and extensive trading halts and suspensions. These trading halts and suspensions have, among other things, contributed to uncertainty in the markets and reduced the liquidity of the securities subject to such trading halts and suspensions, which could include securities held by a Fund.

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Stock Connect. In recent years, non-Chinese investors, including certain of the Funds, have been permitted to make investments usually only available to foreign investors through a quota license or by purchasing from specified brokers in locations that have stock connect programs. China Stock Exchange-listed securities are available via brokers in Hong Kong through the Shanghai-Hong Kong Stock Connect program, through the Shenzhen-Hong Kong Stock Connect Program, and may be available in the future through additional stock connect programs as they are developed in different locations (collectively, “Stock Connect Programs”). The Shenzhen and Shanghai Stock Connect Programs are securities trading and clearing programs developed between the Stock Exchange of Hong Kong, the China Securities Depository and Clearing Corporation Limited and either the Shanghai Stock Exchange or the Shenzhen Stock Exchange. They facilitate foreign investment in the People’s Republic of China (“PRC”) via brokers in Hong Kong. Investors through Stock Connect Programs are subject to PRC regulations and Shanghai or Shenzhen Stock Exchange listing rules, among others. These could include limitations on trading or suspension of trading. The regulations governing Stock Connect Programs are relatively new, untested and subject to changes which could adversely impact a Fund’s rights with respect to the securities. As Stock Connect Programs are new there are no assurances that the necessary systems to run the programs will function properly.

Stock Connect Programs are subject to aggregate and daily quota limitations on purchases and a Fund may experience delays in transacting via Stock Connect Programs. Once the daily quota is reached, the remaining orders for that day are rejected. A-shares obtained on Stock Connect Programs may only be sold, purchased or otherwise transferred through Stock Connect Programs. Stock Connect Programs only operate when both PRC and Hong Kong markets are open for trading and when banking services are available in both markets for the corresponding settlement dates. Additionally, investments through Stock Connect Programs are subject to various risks, including liquidity risk, currency risk, legal and regulatory uncertainty risk, execution risk, operational risk, tax risk and credit risk.

Asia-Pacific (ex-Japan) Region. The Asia-Pacific (ex-Japan) region generally refers to the part of the world in or near the Western Pacific Ocean. The area includes much of East Asia, South Asia, Australasia and Oceania, but excludes Japan.

Korea. The economy of Korea is heavily dependent on exports and the demand for certain finished goods. Korea’s main industries include electronics, automobiles, telecommunications, shipbuilding, chemicals, steel, apparel footwear and food processing. Conditions that weaken demand for such products worldwide or in other Asian countries could have a negative impact on the Korean economy as a whole. The Korean economy’s reliance on international trade makes it highly sensitive to fluctuations in international commodity prices, currency exchange rates and government regulation, and vulnerable to downturns of the world economy, particularly with respect to its four largest export markets (the EU, Japan, United States, and China). Korea has experienced modest economic growth in recent years, but such continued growth may slow due, in part, to the economic slowdown in China and the increased competitive advantage of Japanese exports with the weakened yen. Relations with North Korea could also have a significant impact on the economy of Korea. Relations between South Korea and North Korea remain tense, as exemplified in periodic acts of hostility, and the possibility of serious military engagement still exists. These and other factors could have a negative impact on the Fund’s performance.

Latin America. The economies in Latin America are considered emerging market economies. As a result, investing in Latin America imposes risks greater than, or in addition to, the risks of investing in more developed foreign markets. Most economies in Latin America have historically been characterized by high levels of inflation, including, in some cases, hyperinflation and currency devaluations. In the past, these conditions have led to high interest rates, extreme measures by governments to limit inflation, and limited economic growth. Although inflation in many countries has lessened, the economies of the Latin American region continue to be volatile and characterized by high interest rates and unemployment. In addition, the economies of many Latin American countries are sensitive to fluctuations in commodities prices because exports of agricultural products, minerals and metals represent a significant percentage of Latin American exports.

The economies of many Latin American countries are heavily dependent on international trade and can be adversely affected by trade barriers, exchange controls and other measures imposed or negotiated by the countries with which they trade. Since the early 1990s most governments in the Latin American region have transitioned from protectionist policies to policies that promote regional and global exposure. Many countries in the Latin American region have reduced trade barriers and are parties to trade agreements, although there is no guarantee that this trend will continue. Many countries in the Latin American region are dependent on the United States economy, and any declines in the United States economy are likely to affect the economies throughout the Latin American region. Mexico is particularly vulnerable to fluctuations in the United States economy because the majority of its exports are directed to the United States. In addition, China is a major buyer of Latin America’s commodities and a key investor in South America, and therefore, conditions in China may significantly impact the economy of the Latin American region. The Latin American region experienced a significant decline in economic activity at the end of 2008 and in 2009 as a result of the global recession. While the Latin American region’s economy had subsequently experienced solid economic growth as a result of favorable commodity prices, the Latin American region has experienced an economic slowdown since the end of 2011 as a result of uncertainties in the global economy.

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Many Latin American countries are dependent on foreign loans from developed countries and several Latin American countries are among the largest debtors among emerging market economies. To the extent that there are rising interest rates, some countries may be forced to restructure loans or risk default on their obligations, which may adversely affect securities markets. Some central banks have recently eased their monetary policies in response to liquidity shortages, but Latin American countries continue to face significant economic difficulties as a result of their high level of indebtedness and dependence on foreign credit.

Political and social instabilities in the Latin American region, including military intervention in civilian and economic spheres and political corruption, may result in significant economic downturns, increased volatility in the economies of countries in the Latin American region, and disruption in the securities markets in the Latin American region. Social inequality and poverty also contribute to political and economic instability in the Latin American region. Many of the Latin American region’s governments continue to exercise considerable influence on their respective economies and, as a result, companies in the Latin American region may be subject to government interference and nationalization.

Taiwan. Taiwan is a small island state with few raw material resources and limited land area and thus it relies heavily on imports for its commodity needs. Any fluctuations or shortages in the commodity markets could have a negative impact on the Taiwanese economy. Also, rising labor costs and increasing environmental consciousness have led some labor-intensive industries to relocate to countries with cheaper work forces, and continued labor outsourcing may adversely affect the Taiwanese economy. Taiwan’s economy also is intricately linked with economies of other Asian countries, which are often emerging market economies that often experience over-extensions of credit, frequent and pronounced currency fluctuations, devaluations and restrictions, rising unemployment and fluctuations in inflation. Political and social unrest in other Asian countries could cause further economic and market uncertainty in Taiwan. In particular, the Taiwanese economy is dependent on the economies of Japan and China, and also the United States, and a reduction in purchases by any of them of Taiwanese products and services or negative changes in their economies would likely have an adverse impact on the Taiwanese economy. Taiwan’s geographic proximity to the People’s Republic of China and Taiwan’s history of political contention with China have resulted in ongoing tensions with China, including the continual risk of military conflict with China. These tensions may materially affect the Taiwanese economy and securities markets.

Exchange-traded Products. Each Fund may invest in exchange-traded products (“ETPs”), which include exchange-traded funds registered under the 1940 Act, exchange-traded commodity trusts and exchange-traded notes.

Exchange-traded Funds. Each Fund may invest in ETFs. ETFs are investment companies that trade like stocks on a securities exchange at market prices rather than NAV. As a result, ETF shares may trade at a price greater than NAV (premium) or less than NAV (discount). If a Fund invests in an ETF, the Fund will indirectly bear fees and expenses charged by the ETF in addition to the Fund’s direct fees and expenses. Investments in ETFs are also subject to brokerage and other trading costs that could result in greater expenses for a Fund.

Exchange-traded Notes. Each Fund may invest in exchange-traded notes (“ETNs”). ETNs generally are senior, unsecured, unsubordinated debt securities issued by a sponsor, such as an investment bank. ETNs are traded on exchanges and the returns are linked to the performance of market indexes. In addition to trading ETNs on exchanges, investors may redeem ETNs directly with the issuer on a periodic basis, typically in a minimum amount of [25,000/50,000] units, or hold the ETNs until maturity. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying market, changes in the applicable interest rates, and economic, legal, political or geographic events that affect the referenced market. Because ETNs are debt securities, they are subject to credit risk. If the issuer has financial difficulties or goes bankrupt, the Fund may not receive the return it was promised. If a rating agency lowers an issuer’s credit rating, the value of the ETN may decline and a lower credit rating reflects a greater risk that the issuer will default on its obligation. There may be restrictions on the Fund’s right to redeem its investment in an ETN. There are no periodic interest payments for ETNs, and principal is not protected. The Fund’s decision to sell its ETN holdings may be limited by the availability of a secondary market.

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Fixed-Income Securities. Each Fund may invest in fixed income securities, such as U.S. Treasury notes and bonds. Fixed income securities change in value in response to interest rate changes and other factors, such as the perception of the issuer’s creditworthiness. For example, the value of fixed income securities will generally decrease when interest rates rise, which may cause the value of the Fund to decrease. In addition, investments in fixed income securities with longer maturities will generally fluctuate more in response to interest rate changes. The capacity of traditional dealers to engage in fixed income trading has not kept pace with the bond market’s growth and dealer inventories of bonds are at or near historic lows relative to market size. Because market makers provide stability to fixed income markets, the significant reduction in dealer inventories could lead to decreased liquidity and increased volatility, which may become exacerbated during periods of economic or political stress. In addition, liquidity risk may be magnified in a rising interest rate environment in which investor redemptions (or selling of fund shares in the secondary market) from fixed income funds may be higher than normal.

Foreign Securities. Investing in foreign securities (including through the use of depositary receipts) involves certain special considerations which typically are not associated with investing in United States securities. Since investments in foreign companies will frequently be denominated in the currencies of foreign countries (these securities are translated into U.S. Dollars on a daily basis in order to value a Fund’s shares), and since a Fund may hold securities and funds in foreign currencies, a Fund may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, if any, and may incur costs in connection with conversions between various currencies. There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers may not be subject to accounting, auditing and financial reporting standards and practices comparable to those in the U.S. Most foreign stock markets, while growing in volume of trading activity, have less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and more volatile than securities of comparable domestic companies. Similarly, volume and liquidity in most foreign bond markets are less than in the United States and, at times, volatility of price can be greater than in the United States. Additionally, a foreign jurisdiction may halt trading of securities for an extended period of time, which poses liquidity, valuation and other risks. Additionally, a foreign jurisdiction may halt trading of securities for an extended period of time, which poses liquidity, valuation and other risks. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on United States exchanges, although each Fund endeavors to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers and listed companies in foreign countries than in the United States. Foreign settlement procedures and trade regulations may involve certain risks (such as delay in payment or delivery of securities or in the recovery of a Fund’s assets held abroad) and expenses not present in the settlement of investments in U.S. markets. Payment for securities without delivery may be required in certain foreign markets.

In addition, foreign securities may be subject to the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency, confiscatory taxation, political or financial instability and diplomatic developments which could affect the value of a Fund’s investments in certain foreign countries. Governments of many countries have exercised and continue to exercise substantial influence over many aspects of the private sector through the ownership or control of many companies, including some of the largest in these countries. As a result, government actions in the future could have a significant effect on economic conditions which may adversely affect prices of certain portfolio securities. Foreign securities may be subject to foreign government taxes, higher custodian fees, higher brokerage costs and dividend collection fees which could reduce the yield on such securities.

Foreign economies may differ favorably or unfavorably from the U.S. economy in various respects, including growth of gross domestic product, rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, and balance of payments positions. Many foreign securities are less liquid and their prices more volatile than comparable U.S. securities. From time to time, foreign securities may be difficult to liquidate rapidly without adverse price effects.

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Legal remedies available to investors in certain foreign countries may be more limited than those available with respect to investments in the U.S. or in other foreign countries. The laws of some foreign countries may limit a Fund’s ability to invest in securities of certain issuers organized under the laws of those foreign countries.

Of particular importance, many foreign countries are heavily dependent upon exports, particularly to developed countries, and, accordingly, have been and may continue to be adversely affected by trade barriers, managed adjustments in relative currency values, and other protectionist measures imposed or negotiated by the U.S. and other countries with which they trade. These economies also have been and may continue to be negatively impacted by economic conditions in the U.S. and other trading partners, which can lower the demand for goods produced in those countries.

Illiquid Investments. Each Fund may invest up to an aggregate amount of 15% of its net assets (calculated at the time of investment) in illiquid investments, as such term is defined by Rule 22e-4 of the 1940 Act. Illiquid investments include securities subject to contractual or other restrictions on resale and other instruments that lack readily available markets. The inability of a Fund to dispose of illiquid or not readily marketable investments readily or at a reasonable price could impair a Fund’s ability to raise cash for redemptions or other purposes.

Investment Company Securities. Each Fund may invest in the securities of other investment companies subject to applicable limitations under Section 12(d)(1) of the 1940 Act. Pursuant to Section 12(d)(1), each Fund may invest in the securities of another investment company (the “acquired company”) provided that the Fund, immediately after such purchase or acquisition, does not own in the aggregate: (i) more than 3% of the total outstanding voting stock of the acquired company; (ii) securities issued by the acquired company having an aggregate value in excess of 5% of the value of the total assets of the Fund; or (iii) securities issued by the acquired company and all other investment companies (other than treasury stock of the Fund) having an aggregate value in excess of 10% of the value of the total assets of the Fund. To the extent allowed by law or regulation, the Fund may invest its assets in securities of investment companies that are money market funds in excess of the limits discussed above.

If the Fund invests in and, thus, is a shareholder of, another investment company, the Fund’s shareholders will indirectly bear the Fund’s proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the Fund to the Fund’s own investment advisor and the other expenses that the Fund bears directly in connection with the Fund’s own operations.

Section 12(d)(1) of the 1940 Act restricts investments by registered investment companies in securities of other registered investment companies, including each Fund. The acquisition of a Fund’s Shares by registered investment companies is subject to the restrictions of Section 12(d)(1) of the 1940 Act, except as may be permitted by exemptive rules under the 1940 Act or as may at some future time be permitted by an exemptive order that permits registered investment companies to invest in a Fund beyond the limits of Section 12(d)(1), subject to certain terms and conditions, including that the registered investment company enter into an agreement with that Fund regarding the terms of the investment.

Each Fund may rely on Section 12(d)(1)(F) and Rule 12d1-3 of the 1940 Act, which provide an exemption from Section 12(d)(1) that allows a Fund to invest all of its assets in other registered funds, including ETFs, if, among other conditions: (a) a Fund, together with its affiliates, acquires no more than three percent of the outstanding voting stock of any acquired fund, and (b) the sales load charged on a Fund’s shares is no greater than the limits set forth in Rule 2341 of the Rules of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

Lending Portfolio Securities. While the Funds do not currently engage in securities lending, each Fund may lend portfolio securities to certain creditworthy borrowers in U.S. and non-U.S. markets in an amount not to exceed one third (33 1/3%) of the value of its total assets. The borrowers provide collateral that is marked to market daily, in an amount at least equal to the current market value of the securities loaned. A Fund may terminate a loan at any time and obtain the securities loaned. A Fund receives the value of any interest or cash or non-cash distributions paid on the loaned securities. A Fund cannot vote proxies for securities on loan, but may recall loans to vote proxies if a material issue affecting the Fund’s economic interest in the investment is to be voted upon. Distributions received on loaned securities in lieu of dividend payments (i.e., substitute payments) would not be considered qualified dividend income.

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With respect to loans that are collateralized by cash, the borrower will be entitled to receive a fee based on the amount of cash collateral. A Fund is compensated by the difference between the amount earned on the reinvestment of cash collateral and the fee paid to the borrower. In the case of collateral other than cash, a Fund is compensated by a fee paid by the borrower equal to a percentage of the market value of the loaned securities. Any cash collateral may be reinvested in certain short-term instruments either directly on behalf of the lending Fund or through one or more joint accounts or money market funds, which may include those managed by the Advisor.

A Fund may pay a portion of the interest or fees earned from securities lending to a borrower as described above, and to one or more securities lending agents that would be approved by the Board of Trustees of the Trust (the “Board”) and who would administer the lending program for the Funds in accordance with guidelines that would be approved by the Board. In such capacity, the lending agent causes the delivery of loaned securities from a Fund to borrowers, arranges for the return of loaned securities to the Fund at the termination of a loan, requests deposit of collateral, monitors the daily value of the loaned securities and collateral, requests that borrowers add to the collateral when required by the loan agreements, and provides recordkeeping and accounting services necessary for the operation of the program.

Money Market Instruments. Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments in which a Fund may invest include: (i) short-term obligations issued by the U.S. Government; (ii) negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions; (iii) commercial paper rated at the date of purchase “Prime-1” by Moody’s or “A-1+” or “A-1” by Standard & Poor’s (“S&P”) or, if unrated, of comparable quality as determined by the Fund; and (iv) repurchase agreements. U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises and such obligations may be short-, intermediate- or long-term. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Repurchase Agreements. Each Fund may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. A repurchase agreement is a transaction in which a Fund purchases securities or other obligations from a bank or securities dealer (or its affiliate) and simultaneously commits to resell them to a counterparty at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased obligations. Each Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains separate accounts for both the Fund and its counterparty. Thus, the obligation of the counterparty to pay the repurchase price on the date agreed to or upon demand is, in effect, secured by such obligations.

U.S. Government Securities. Each Fund may invest in obligations issued or guaranteed by the U.S. Treasury or the agencies or instrumentalities of the U.S. government. Each Fund may also purchase intermediate and long-term obligations issued or guaranteed by the U.S. Treasury or the agencies or instrumentalities of the U.S. government. U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk. U.S. government securities include inflation-indexed fixed income securities, such as U.S. Treasury Inflation Protected Securities (TIPS). U.S. government securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities

When-Issued Securities and Delayed-Delivery. A Fund may purchase equity and debt securities on a “when-issued,” “delayed delivery” or “forward delivery” basis. The price of such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the securities takes place at a later date. During the period between purchase and settlement, no payment is made by a Fund to the issuer and no interest accrues to the Fund. When a Fund purchases such securities, it immediately assumes the risks of ownership, including the risk of price fluctuation. Failure to deliver a security purchased on this basis may result in a loss or missed opportunity to make an alternative investment.

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To the extent that assets of a Fund are held in cash pending the settlement of a purchase of securities, the Fund would earn no income. While such securities may be sold prior to the settlement date, each Fund intends to purchase them with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time a Fund makes the commitment to purchase a security on this basis, it will record the transaction and reflect the value of the security in determining its NAV. The market value of the securities may be more or less than the purchase price. A Fund will establish a segregated account in which it will maintain cash and liquid assets equal in value to commitments for such securities.

When a Fund agrees to purchase when-issued or delayed-delivery securities, to the extent required by the SEC, its custodian will set aside permissible liquid assets equal to the amount of the commitment in a segregated account. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case a Fund may be required subsequently to place additional assets in the segregated account in order to ensure that the value of the account remains equal to the amount of the Fund’s commitment. It may be expected that a Fund’s net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. In addition, because a Fund will set aside cash or liquid assets to satisfy its purchase commitments in the manner described above, the Fund’s liquidity and the ability of the Adviser or subadviser to manage it might be affected by its commitments to purchase “when-issued” securities. When a Fund engages in when-issued or delayed-delivery transactions, it relies on the other party to consummate the trade. Failure of the seller to do so may result in a Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

When a Fund enters into a delayed delivery transaction, a when-issued transaction or a forward transaction, the Fund may be required to provide collateral to cover potential losses of the counterparty, due to changes in the value of the security, in the event that the event that the transaction is unable to settle (e.g., in the event of a default on the Fund). Similarly, the counterparty may be required to provide collateral to cover the potential losses of the Fund, due to changes in the value of the security, in the event that the transaction is unable to settle (e.g., the seller fails to deliver the security). A Fund may reduce the amount of liquid assets it will segregate to the extent it provides such collateral.

There can be no assurance that the securities subject to a standby commitment will be issued and the value of the security, if issued, on the delivery date may be more or less than its purchase price. Since the issuance of the security underlying the commitment is at the option of the issuer, the Fund may bear the risk of a decline in the value of such security and may not benefit from appreciation in the value of the security during the commitment period if the security is not ultimately issued.

The purchase of a security subject to a standby commitment agreement and the related commitment fee will be recorded on the date on which the security can reasonably be expected to be issued, and the value of the security will thereafter be reflected in the calculation of the Fund’s NAV. The cost basis of the security will be adjusted by the amount of the commitment fee. In the event the security is not issued, the commitment fee will be recorded as income on the expiration date of the standby commitment.

PROXY VOTING POLICY

Each Fund has delegated proxy voting responsibilities to the Advisor, subject to the Board’s oversight. In delegating proxy responsibilities, the Board has directed that proxies be voted consistent with each Fund’s and its shareholders’ best interests and in compliance with all applicable proxy voting rules and regulations. The Advisor has engaged a third party proxy solicitation firm to assist with voting proxies in a timely manner and who has adopted proxy voting policies and guidelines for this purpose (“Proxy Voting Policies”). A copy of the Proxy Voting Policies is set forth in Appendix A to this SAI. The Trust’s Chief Compliance Officer (“CCO”) is responsible for monitoring the effectiveness of the Proxy Voting Policies. The Proxy Voting Policies have been adopted by the Trust as the policies and procedures that the Advisor will use when voting proxies on behalf of the Funds.

The Proxy Voting Policies address, among other things, material conflicts of interest that may arise between the interests of the Funds and the interests of the Advisor. The Proxy Voting Policies will ensure that all issues brought to shareholders are analyzed in light of the Advisor’s fiduciary responsibilities.

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Information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period is available without charge, upon request, by calling 1-844-383-7289 or from the Funds’ website at http://www.aberdeenstandardetfs.us, and on the SEC’S website at http://www.sec.gov.

PORTFOLIO HOLDINGS DISCLOSURE POLICIES AND PROCEDURES

The Trust has adopted a Portfolio Holdings Policy (the “Policy”) designed to govern the disclosure of each Fund’s portfolio holdings and the use of material non-public information about Fund holdings. The Policy applies to all officers, employees, and agents of the Funds, including the Advisor. The Policy is designed to ensure that the disclosure of information about each Fund’s portfolio holdings is consistent with applicable legal requirements and otherwise in the best interest of the Funds.

As exchange-traded funds, information about each Fund’s portfolio holdings is made available on a daily basis in accordance with the provisions of any Order of the SEC applicable to the Funds, regulations of the Funds’ Listing Exchange and other applicable SEC regulations, orders and no-action relief. Such information typically reflects all or a portion of a Fund’s anticipated portfolio holdings as of the next Business Day.

A “Business Day” is any day on which the Listing Exchange is open for business. As of the date of this SAI, the Listing Exchange observes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Information about a Fund’s portfolio holdings is made available on a daily basis in accordance with the provisions of any Order of the SEC applicable to each Fund, regulations of each Fund’s Listing Exchange and other applicable SEC regulations, orders and no-action relief. Such information typically reflects all or a portion of the Fund’s anticipated portfolio holdings as of the next Business Day. This information is used in connection with the Creation and Redemption process and is disseminated on a daily basis through the facilities of the Listing Exchange, the National Securities Clearing Corporation (“NSCC”) and/or third-party service providers.

The Advisor may disclose on its website at the start of each Business Day the identities and quantities of the securities and other assets held by each Fund that will form the basis of the Fund’s calculation of its NAV on that Business Day. The portfolio holdings so disclosed are based on information as of the close of business on the prior Business Day and/or trades that have been completed prior to the opening of business on that Business Day and that are expected to settle on that Business Day.

Daily access to each Fund’s portfolio holdings with no lag time is permitted to personnel of the Advisor, the Distributor and the Fund’s administrator (“Administrator”), custodian and accountant and other agents or service providers of the Trust who have need of such information in connection with the ordinary course of their respective duties to the Fund. The Fund’s CCO may authorize disclosure of portfolio holdings.

Each Fund may disclose its complete portfolio holdings or a portion of its portfolio holdings online at www.aberdeenstandardetfs.us. Online disclosure of such holdings is publicly available at no charge.

Each Fund will disclose its complete portfolio holdings schedule in public filings with the SEC on a quarterly basis, based on the Fund’s fiscal year, and will provide that information to shareholders, as required by federal securities laws and regulations thereunder.

No person is authorized to disclose a Fund’s portfolio holdings or other investment positions except in accordance with the Policy. The Board reviews the implementation of the Policy on a periodic basis.

INVESTMENT LIMITATIONS

The following fundamental investment policies and limitations supplement those set forth in the Prospectus. Unless otherwise noted, whenever a fundamental investment policy or limitation states a maximum percentage of a Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the Fund’s acquisition of such security or other asset. Accordingly, other than with respect to a Fund’s limitations on borrowings, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the Fund’s investment policies and limitations.

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Each Fund’s fundamental investment policies cannot be changed without the approval of the holders of a majority of the Fund’s outstanding voting securities as defined under the 1940 Act. Each Fund, however, may change the non-fundamental investment policies described below, its investment objective without a shareholder vote.

Fundamental Policies. The following investment policies and limitations are fundamental and may NOT be changed without shareholder approval.

A Fund, as a fundamental investment policy, may not:

Senior Securities

Issue senior securities, except as permitted under the 1940 Act.

Borrowing

Borrow money, except as permitted under the 1940 Act.

Underwriting

Act as an underwriter of another issuer’s securities, except to the extent that a Fund may be considered an underwriter within the meaning of the Securities Act in the disposition of portfolio securities.

Concentration

Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industry.

Real Estate

Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from investing in securities or other instruments backed by real estate, real estate investment trusts or securities of companies engaged in the real estate business).

Commodities

Directly purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities.

Loans

Lend any security or make any other loan except as permitted under the 1940 Act.

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This means that no more than 33 1/3% of its total assets would be lent to other parties. This limitation does not apply to purchases of debt securities or to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments, permissible under the Fund’s investment policies.

Diversification

With respect to 75% of its total assets, purchase a security, other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or other investment companies, if as a result of such purchase, more than 5% of the Fund’s total assets would be invested in the securities of any one issuer, or the Fund would own more than 10% of the voting securities of such issuer.

With respect to issuing Senior Securities, as noted above, a Fund is not permitted to issue senior securities, except that a Fund may borrow from any bank if immediately after such borrowing the value of the Fund’s total assets is at least 300% of the principal amount of all of the Fund’s borrowings (i.e., the principal amount of the borrowings may not exceed 33 1/3% of the Fund’s total assets). In the event that such asset coverage shall at any time fall below 300% a Fund shall, within three days thereafter (not including Sundays and holidays), reduce the amount of its borrowings to an extent that the asset coverage of such borrowing shall be at least 300%. The fundamental investment limitations set forth above limit the Fund’s ability to engage in certain investment practices and purchase securities or other instruments to the extent permitted by, or consistent with, applicable law. As such, these limitations will change as the statute, rules, regulations or orders (or, if applicable, interpretations) change, and no shareholder vote will be required or sought.

With respect to Borrowing, as noted above, a Fund may not borrow money, except that a Fund may (i) borrow money from banks for temporary or emergency purposes (but not for leverage or the purchase of investments) and (ii) engage in other transactions permissible under the 1940 Act that may involve a borrowing (such as obtaining short-term credits as are necessary for the clearance of transactions, engaging in delayed-delivery transactions, or purchasing certain futures, forward contracts and options), provided that the combination of (i) and (ii) shall not exceed 33-1/3% of the value of the Fund’s total assets (including the amount borrowed), less the Fund’s liabilities (other than borrowings).

Non-Fundamental Policies. The following investment policies are not fundamental and may be changed without shareholder approval.

80% Policy (Aberdeen Standard AI Driven US Equity ETF Only)

Under normal circumstances, the Aberdeen Standard AI Driven US Equity ETF will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities issued by companies incorporated or domiciled in and/or principally traded in the U.S. If, subsequent to an investment, the 80% requirement is no longer met, the Fund’s future investments will be made in a manner that will bring the Fund into compliance with this policy. Prior to any change in the Fund’s 80% policy, the Fund will provide shareholders with 60 days’ notice.

80% Policy (Aberdeen Standard AI Driven International Equity ETF Only)

Under normal circumstances, the Aberdeen Standard AI Driven International Equity ETF will invest at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies incorporated or domiciled in and/or principally traded in developed market countries, excluding the U.S. and Canada. For purposes of this 80% policy, developed market countries are classified according to MSCI Inc.’s transparent Country Classification Methodology. If, subsequent to an investment, the 80% requirement is no longer met, the Fund’s future investments will be made in a manner that will bring the Fund into compliance with this policy. Prior to any change in the Fund’s 80% policy, the Fund will provide shareholders with 60 days’ notice.

80% Policy (Aberdeen Standard AI Driven Emerging Markets Equity ETF Only)

Under normal circumstances, the Aberdeen Standard AI Driven Emerging Markets Equity ETF will invest at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies incorporated or domiciled in and/or principally traded in emerging market countries. For purposes of this 80% policy, emerging market countries are classified according to MSCI Inc.’s transparent Country Classification Methodology. If, subsequent to an investment, the 80% requirement is no longer met, the Fund’s future investments will be made in a manner that will bring the Fund into compliance with this policy. Prior to any change in the Fund’s 80% policy, the Fund will provide shareholders with 60 days’ notice.

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Illiquid Investments

A Fund will not invest in illiquid investments if, as a result of such investment, more than 15% of its net assets would be invested in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment.

CONTINUOUS OFFERING

The method by which Creation Unit Aggregations of shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Unit Aggregations of shares are issued and sold by the Funds on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Unit Aggregations after placing an order with the Funds’ Distributor, breaks them down into constituent shares, and sells such shares directly to customers, or if it chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market demand for shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in shares, whether or not participating in the distribution of shares, generally are required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. Firms that incur a prospectus delivery obligation with respect to shares of a Fund are reminded that, pursuant to Rule 153 under the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with the sale on the Listing Exchange is satisfied by the fact that the prospectus is available at the Listing Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

MANAGEMENT OF THE TRUST

Board Responsibilities. The Board is responsible for overseeing the management and affairs of the Funds and the Trust. The Board has considered and approved contracts, as described herein, under which certain companies provide essential management and administrative services to the Trust. Like most ETFs, the day-to-day business of the Trust, including the day-to-day management of risk, is performed by third-party service providers, such as the Advisor, Distributor and Administrator. The Board is responsible for overseeing the Trust’s service providers and, thus, has oversight responsibility with respect to the risk management performed by those service providers. Risk management seeks to identify and eliminate or mitigate the potential effects of risks, i.e., events or circumstances that could have material adverse effects on the business, operations, shareholder services, investment performance or reputation of the Trust or the Funds. Under the overall supervision of the Board and the Audit Committee (discussed in more detail below), the service providers to the Funds employ a variety of processes, procedures and controls to identify risks relevant to the operations of the Trust and the Funds to lessen the probability of their occurrence and/or to mitigate the effects of such events or circumstances if they do occur. Each service provider is responsible for one or more discrete aspects of the Trust’s business (e.g., the Advisor is responsible for the day-to-day management of the Fund’s portfolio investments) and, consequently, for managing the risks associated with that activity.

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The Board’s role in risk management oversight begins before the inception of a Fund, at which time the Fund’s Advisor presents the Board with information concerning the investment objective, strategies and risks of the Fund. Additionally, a Fund’s Advisor provides the Board with an overview of, among other things, its investment philosophy, brokerage practices and compliance infrastructure. Thereafter, the Board oversees the risk management of the Fund’s operations, in part, by requesting periodic reports from and otherwise communicating with various personnel of the Fund and its service providers, including the Trust’s CCO and the Fund’s independent registered public accountants. The Board and, with respect to identified risks that relate to its scope of expertise, the Audit Committee oversee efforts by management and service providers to manage risks to which the Funds may be exposed.

The Board is responsible for overseeing the nature, extent and quality of the services provided to the Funds by the Advisor and receives information about those services at its regular meetings. In addition, on at least an annual basis, in connection with its consideration of whether to renew the Investment Advisory Agreement with the Advisor, the Board meets with the Advisor to review such services. Among other things, the Board regularly considers the Advisor’s adherence to each Fund’s investment restrictions and compliance with various Fund policies and procedures and with applicable securities regulations. The Board also reviews information about each Fund’s performance and investments.

The Trust’s CCO meets regularly with the Board to review and discuss compliance and other issues. At least annually, the Trust’s CCO provides the Board with a report reviewing the adequacy and effectiveness of the Trust’s policies and procedures and those of its service providers, including the Advisor. The report addresses the operation of the policies and procedures of the Trust and each service provider since the date of the last report; material changes to the policies and procedures since the date of the last report; any recommendations for material changes to the policies and procedures; and material compliance matters since the date of the last report.

The Board receives reports from the Trust’s service providers regarding operational risks, portfolio valuation and other matters. Annually, an independent registered public accounting firm reviews with the Audit Committee its audit of the Trust’s financial statements, focusing on major areas of risk encountered by the Trust and noting any significant deficiencies or material weaknesses in the Trust’s internal controls.

The Board recognizes that not all risks that may affect a Fund can be identified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve a Fund’s goals, and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. Moreover, despite the periodic reports the Board receives and the Board’s discussions with the service providers to a Fund, it may not be made aware of all of the relevant information of a particular risk. Most of the Trust’s investment management and business affairs are carried out by or through the Funds’ Advisor and other service providers, each of which has an independent interest in risk management but whose policies and the methods by which one or more risk management functions are carried out may differ from the Trust’s and each other’s in the setting of priorities, the resources available or the effectiveness of relevant controls. As a result of the foregoing and other factors, the Board’s risk management oversight is subject to substantial limitations.

Members of the Board and Officers of the Trust. There are four members of the Board, three of whom are not interested persons of the Trust, as that term is defined in the 1940 Act (“Independent Trustees”). Stephen O’Grady, an Independent Trustee, serves as Chairperson of the Board. The Board is comprised of a majority (75%) of Independent Trustees. There is an Audit Committee of the Board that is chaired by an Independent Trustee and comprised solely of Independent Trustees. The Audit Committee chair presides at the Committee meetings, participates in formulating agendas for Committee meetings, and coordinates with management to serve as a liaison between the Independent Trustees and management on matters within the scope of responsibilities of the Committee as set forth in its Board-approved charter. The Trust has determined its leadership structure is appropriate given the specific characteristics and circumstances of the Trust. The Trust made this determination in consideration of, among other things, the fact that the Independent Trustees constitute 75% of the Board, the number of Independent Trustees that constitute the Board, the amount of assets under management in the Trust, and the number of Funds overseen by the Board. The Board also believes that its leadership structure facilitates the orderly and efficient flow of information to the Independent Trustees from Fund management.

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The Board of Trustees has two standing committees: the Audit Committee and Nominating Committee. The Audit Committee and Nominating Committee are chaired by an Independent Trustee and composed of Independent Trustees.

Set forth below are the names, ages, positions with the Trust, length of term of office, and the principal occupations and other directorships held during at least the last five years of each of the persons currently serving as a Trustee of the Trust, as well as information about each officer. The business address of each Trustee and officer is Aberdeen Standard Investments ETFs, 712 Fifth Avenue, New York, NY 10019.

Name and Year of Birth	Position(s)Held with the Trust, Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held by Trustee During Past 5 Years(3)
Interested Trustee
Bev Hendry (1953)	Trustee 2018 – present; President 2018 – present	Chairman – Americas for Aberdeen (2018 – present); Director – Aberdeen (2014 – present);
Chief Executive Officer – Americas for Aberdeen Asset Management PLC (2014 – 2018);
		Chief Operating Officer for Hansberger Global Investors (2008 – 2014).	[15]
Independent Trustees
Stephen O’Grady* (1946)	Trustee, 2014 – present; Chairperson, April 2018 – Present	GFI Group Inc. (GFIG) Financial Brokerage, Head of ETF Unit (February 2011 – January 2012); Kellogg Capital, Partner (January 2011 – April 2014).	[11]	Trustee, Greenhaven Continuous Commodity ETF (GCC) (January 2013 – December 2015); Trustee, Virtus ETFs (formerly Infracap Master Limited Partnership ETF), (October 2014 – present).
John Sievwright (1955)	Trustee, 2018 – present

Non-Executive Director of NEX Group plc (2017 – Nov. 2018) (financial); Non-Executive Director of ICAP PLC (2009 – 2016) (financial); Non-Executive Independent Director of FirstGroup plc (2002 – 2014) (transport).

[11]
William M. Thomas** (1962)	Trustee, 2014 – present

Wedgewood Partners, President, August (2015 – present); ActiveETF Partners, Managing Partner (December 2012 – August 2015). Chairman, Squirrel Island, Maine, Squirrel Island Board of Overseers (2009 – 2015).

			[11]	President and Interested Trustee, Grail Advisors ETF Trust (2009 – 2011).

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Name and Year of Birth	Position(s) Held with Trust	Term of Office(4) and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers of the Trust
Bev Hendry (1953)	President and Trustee	Since 2018	See description in the “Interested Trustee” table.

Steven Dunn (1969)	Vice President	Since 2018

Currently, Head of Exchange-traded Funds for Aberdeen Standard Investments. Previously, Executive Director, Head of U.S. for ETF Securities Advisors LLC since September of 2015. Prior to joining ETF Securities Advisors LLC, Mr. Dunn was a Director at Deutsche Bank in the ETF business.

Alan Goodson (1974)	Vice President	Since 2018	Currently, Head of Product — Americas for Aberdeen Standard Investments. Mr. Goodson is Director and Vice President of Aberdeen and joined Aberdeen Standard Investments in 2000.
Andrea Melia (1969)	Principal Financial Officer and Treasurer	Since 2018	Currently, Head of Fund Operations Traditional Assets — Americas for Aberdeen Standard Investments. Ms. Melia is Vice President of Aberdeen and joined Aberdeen Standard Investments in September 2009.
Lucia Sitar (1971)	Vice President	Since 2018	Currently, Managing U.S. Counsel for Aberdeen Standard Investments. Ms. Sitar is Vice President of Aberdeen and joined Aberdeen Standard Investments in July 2007.
Adam Rezak (1969)	Chief Compliance Officer and Vice President	Since 2014	Currently, Chief Compliance Officer - ETFs for Aberdeen Standard Investments. Previously, Chief Compliance Officer of ETF Securities Advisors LLC, since July 2014. Prior to joining ETF Securities Advisors LLC, Mr. Rezak was Chief Compliance Officer of Guggenheim Partners from October 2007 to December 2013.

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Name and Year of Birth	Position(s) Held with Trust	Term of Office(4) and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Brian Kordeck (1978)	Assistant Treasurer	Since 2018	Currently, Senior Fund Administration Manager for Aberdeen Standard Investments. Mr. Kordeck joined Aberdeen Standard Investments in 2013.
Megan Kennedy (1974)	Secretary and Vice President	Since 2018	Currently, Head of Product Management for Aberdeen Standard Investments. Ms. Kennedy joined Aberdeen Standard Investments in 2005.
Stephen Varga (1985)	Assistant Secretary	Since 2018	Currently, Product Manager for Aberdeen Standard Investments. Mr. Varga joined Aberdeen Standard Investments in 2011.
JoAnn Carter (1964)	Assistant Secretary	Since 2017	Currently, Assistant Vice President of JPMorgan Chase Bank, N.A., since August 2013.

*	Chair of the Audit Committee.
**	Chair of the Nominating Committee.
(1)	Each Trustee serves during the lifetime of the Funds or until he or she dies, resigns, retires, is declared bankrupt or incompetent, or is removed, and until the election and qualification of his or her successor.
(2)	The Fund Complex consists of the Trust (consisting of eleven portfolios), Aberdeen Investment Funds (consisting of four portfolios), Aberdeen Funds (consisting of 24 portfolios), Aberdeen Asia-Pacific Income Fund, Inc., Aberdeen Global Income Fund, Inc., Aberdeen Australia Equity Fund, Inc., Aberdeen Emerging Markets Equity Income Fund, Inc., The India Fund, Inc., Aberdeen Japan Equity Fund, Inc., Aberdeen Income Credit Strategies Fund, Aberdeen Global Premier Properties Fund, Aberdeen Global Dynamic Dividend Fund and Aberdeen Total Dynamic Dividend Fund.
(3)	Directorships (excluding Fund Complex) held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “1934 Act”) or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
(4)	Elected by and serves at the pleasure of the Board with no set term.

Board Committees. The Board has established the following standing committees:

Audit Committee. The Board has a standing Audit Committee that is composed of each Independent Trustee of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as each Fund’s independent registered public accounting firm and whether to terminate this relationship; reviewing the independent registered public accounting firm’s compensation, the proposed scope and terms of its engagement, and the firm’s independence; pre-approving audit and non-audit services provided by each Fund’s independent registered public accounting firm to the Trust and certain other affiliated entities; serving as a channel of communication between the independent registered public accounting firm and the Trustees; reviewing the results of each external audit, including any qualifications in the independent registered public accounting firm’s opinion, any related management letter, management’s responses to recommendations made by the independent registered public accounting firm in connection with the audit, reports submitted to the Committee by the internal auditing department of the Trust’s Administrator that are material to the Trust as a whole, if any, and management’s responses to any such reports; reviewing each Fund’s audited financial statements and considering any significant disputes between the Trust’s management and the independent registered public accounting firm that arose in connection with the preparation of those financial statements; considering, in consultation with the independent registered public accounting firm and the Trust’s senior internal accounting executive, if any, the independent registered public accounting firms’ report on the adequacy of the Trust’s internal financial controls; reviewing, in consultation with each Fund’s independent registered public accounting firm, major changes regarding auditing and accounting principles and practices to be followed when preparing each Fund’s financial statements; and other audit related matters. All of the Independent Trustees currently serve as members of the Audit Committee. The Audit Committee also acts as the Trust’s qualified legal compliance committee. The Audit Committee met two (2) times during the fiscal year ended December 31, 2018.

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Nominating Committee. The Board has a standing Nominating Committee that is composed of each Independent Trustee of the Trust. The Nominating Committee operates under a written charter approved by the Board. The principal responsibility of the Nominating Committee is to consider, recommend and nominate candidates to fill vacancies on the Trust’s Board, if any. The Nominating Committee will not consider nominees recommended by shareholders. The Secretary of the Trust shall submit all nominations to the Nominating Committee. The Nominating Committee shall assess shareholder nominees in the same manner it reviews its own nominations. All of the Independent Trustees currently serve as members of the Nominating Committee. The Nominating Committee did not meet during the fiscal year ended December 31, 2018.

Individual Trustee Qualifications. The Trust has concluded that each of the Trustees should serve on the Board because of their ability to review and understand information about the Funds provided to them by management, to identify and request other information they may deem relevant to the performance of their duties, to question management and other service providers regarding material factors bearing on the management and administration of the Fund, and to exercise their business judgment in a manner that serves the best interests of the Fund’s shareholders. The Trust has concluded that each of the Trustees should serve as a Trustee based on their own experience, qualifications, attributes and skills as described below.

The Trust has concluded that Mr. Hendry should serve as Trustee of the Funds because of the experience he has gained as an experienced business executive with service in business and finance since 1987. He has been the Chairman - Americas of Aberdeen Standard Investments since April 2018. He previously held the position of CEO of Americas of Aberdeen Standard Investments since December 2016. Aberdeen Standard Investments is a brand of the investment businesses of Aberdeen Asset Management and Standard Life Investments. Mr. Hendry first joined Aberdeen at its headquarters in Scotland in 1987 where he set up Aberdeen’s mutual fund business. Mr. Hendry moved to the United States in 1995 to establish Aberdeen’s business in the Americas based out of Fort Lauderdale where the firm’s initial focus was Latin America. Following a series of acquisitions, Aberdeen relocated its US headquarters to Philadelphia where Mr. Hendry is now based. Mr. Hendry has over 30 years of experience in the investment management industry.

The Trust has concluded that Mr. O’Grady should serve as Trustee of the Funds because of the experience he has gained as a Partner in charge of the ETF Market Making unit of a prominent financial services firm, and his extensive knowledge of and experience in the financial services industry generally.

The Trust has concluded that Mr. Sievwright should serve as Trustee of the Funds because of the experience he has gained as a senior vice president and chief operating officer of the international unit of a prominent financial services firm, his experience holding various senior management positions in banking, his service as a director of other registered investment companies, and his experience and knowledge of the financial services industry generally.

The Trust has concluded that Mr. Thomas should serve as Trustee of the Fund because of the experience he has gained as chief executive officer of a firm specializing in financial services, his experience in and knowledge of the financial services industry generally, and his service as chairman for another ETF family.

Fund Shares Owned by Board Members. The following table shows the dollar amount range of each Trustee’s “beneficial ownership” of shares of the Funds and each other series of the Trust as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. As of December 31, 2018, the Trustees and officers of the Trust collectively owned less than 1% of the outstanding shares of the Trust.

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Name of Trustee	Dollar Range of Equity Securities in the Funds[1]	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies[2]
Interested Trustee
Bev Hendry	None	None
Independent Trustees
Stephen O’Grady	None	None
John Sievwright	None	None
William M. Thomas	None	None

(1)	Values based on Trustees’ ownership as of December 31, 2018.
(2)	The Family of Investment Companies consists of the Trust (consisting of eleven portfolios).

Board Compensation. In December 2017, the Advisor agreed to pay the compensation for the Independent Trustees of the Trust. Therefore, the Independent Trustees were not paid from the Trust for the fiscal year ended December 31, 2018. The table below sets forth the compensation earned by each Interested Trustee and Independent Trustee (paid by the Advisor) for services to the Trust and the Fund Complex (as defined below) for the fiscal year ended December 31, 2018.

Name of Trustee	Aggregate Compensation for Services to the Trust*	Pension or Retirement Benefits Accrued as Part of Company Expenses	Estimated Annual Benefits upon Retirement	Total Compensation from the Funds and Fund Complex[1]
Interested Trustee
Bev Hendry	None	None	None	None
Graham Tuckwell[2]	None	None	None	None
Independent Trustees
Stephen O’Grady	$25,000	None	None	$25,000
John Sievwright	$14,452	None	None	$14,452
William M. Thomas	$25,000	None	None	$25,000

*	Paid for by the Advisor.
(1)	The Fund Complex consists of the Trust (consisting of eleven portfolios), Aberdeen Investment Funds (consisting of four portfolios), Aberdeen Funds (consisting of 24 portfolios), Aberdeen Asia-Pacific Income Fund, Inc., Aberdeen Global Income Fund, Inc., Aberdeen Australia Equity Fund, Inc., Aberdeen Emerging Markets Equity Income Fund, Inc., The India Fund, Inc., Aberdeen Japan Equity Fund, Inc., Aberdeen Income Credit Strategies Fund, Aberdeen Global Premier Properties Fund, Aberdeen Global Dynamic Dividend Fund and Aberdeen Total Dynamic Dividend Fund.
(2)	Graham Tuckwell resigned as Trustee on April 27, 2018 upon the acquisition of the Advisor by Aberdeen.

Control Persons and Principal Holders of Securities. A person who beneficially owns, directly or indirectly, 25% or more of the voting securities of a Fund may be deemed to “control” (as defined in the 1940 Act) that Fund, and may be able to exercise a controlling influence over any matter submitted to Shareholders of that Fund. Because each Fund is new there were no beneficial owners as of the date of this SAI.

Investment Advisor. Aberdeen Standard Investments ETFs Advisors LLC serves as investment advisor to the Funds pursuant to an investment advisory agreement between the Trust and the Advisor. The Advisor is a Delaware limited liability corporation registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”), located at 712 Fifth Avenue, New York, NY 10019. The Advisor is a directly-owned subsidiary of Aberdeen, an indirect wholly-owned subsidiary of SLA plc, a London stock exchange listed company. SLA plc and its affiliates managed or administered approximately [$643.3 billion] in assets as of [December 31, 2018].

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Under the Investment Advisory Agreement, the Advisor has overall responsibility for the general management and administration of the Trust. The Advisor provides an investment program for the Funds. The Advisor also arranges for transfer agency, custody, fund administration, and all other non-distribution-related services necessary for the Funds to operate. Each Fund pays the Advisor a fee equal to a percentage of the Fund’s average daily net assets, as set forth below:

Fund	Management Fee
Aberdeen Standard AI Driven US Equity ETF	[__]%
Aberdeen Standard AI Driven International Equity ETF	[__]%
Aberdeen Standard AI Driven Emerging Markets Equity ETF	[__]%

The Funds listed in this SAI had not commenced as of the date of this SAI, and therefore did not pay any advisory feed during the year ended December 31, 2018.

Pursuant to the Investment Advisory Agreement, the Advisor has agreed to pay all expenses of the Funds, except for: (i) brokerage expenses and other fees, charges, taxes, levies or expenses (such as stamp taxes) incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the patriation or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions); (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of the Trust’s CCO; (iv) extraordinary expenses (in each case as determined by a majority of the Independent Trustees); (v) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (vi) interest and taxes of any kind or nature (including, but not limited to, income, excise, transfer and withholding taxes); (vii) any fees and expenses related to the provision of securities lending services; and (viii) the advisory fee payable to the Advisor. The internal expenses of pooled investment vehicles in which a Fund may invest (acquired fund fees and expenses) are not expenses of the Fund and are not paid by the Advisor.

The Advisor, from its own resources, including profits from advisory fees received from the Funds, provided such fees are legitimate and not excessive, may make payments to broker-dealers and other financial institutions for their expenses in connection with the distribution of a Fund shares, and otherwise currently pays all distribution costs for the Funds’ shares.

The Investment Advisory Agreement, with respect to each Fund, continues in effect for two years from its effective date, and thereafter is subject to annual approval by (i) the Board of Trustees of the Trust or (ii) the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of each Fund, provided that in either event such continuance also is approved by a vote of a majority of the Trustees of the Trust who are not interested persons (as defined in the 1940 Act) of the Fund, by a vote cast in person at a meeting called for the purpose of voting on such approval. If the shareholders of a Fund fail to approve the Investment Advisory Agreement, the Advisor may continue to serve in the manner and to the extent permitted by the 1940 Act and rules and regulations thereunder.

The Investment Advisory Agreement, with respect to each Fund, is terminable without any penalty, by vote of the Board of Trustees of the Trust or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund, or by the Advisor, in each case on not less than thirty (30) days’ nor more than sixty (60) days’ prior written notice to the other party; provided that a shorter notice period shall be permitted for a Fund in the event its shares are no longer listed on a national securities exchange. The Investment Advisory Agreement will terminate automatically and immediately in the event of its “assignment” (as defined in the 1940 Act).

Sub-Advisor. The Advisor has retained [________] (the “Sub-Advisor”), located at [_____________], to serve as sub-advisor to the Fund. [Insert Information Regarding Ownership/Control of the Sub-Advisor, as applicable]. Under a sub-advisory agreement between the Advisor and the Sub-Advisor (the “Sub-Advisory Agreement”) the Sub-Advisor is responsible for trading portfolio securities on behalf of the Funds, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Advisor or in connection with any rebalancing or reconstitution of the Index, subject to the supervision of the Advisor and the Board of Trustees. Under the Sub-Advisory Agreement, the Advisor pays the Sub-Advisor a fee, calculated daily and paid monthly, at an annual rate of [__]% of the average daily net assets of each Fund subject to a minimum annual fee of $[___].

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For the fiscal year ended December 31, 2018, the Advisor did not pay any sub-advisory fees as the Funds had not commenced operations.

After the initial two-year term, the continuance of the Sub-Advisory Agreement must be specifically approved at least annually: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Sub-Advisory Agreement or “interested persons” or of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Sub-Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to the Fund, by a majority of the outstanding voting securities of the Fund. The Sub-Advisory Agreement also may be terminated, at any time, by the Advisor or Sub-Advisor upon 60 days’ written notice to the other party. As used in the Sub-Advisory Agreement, the terms “majority of the outstanding voting securities,” “interested persons” and “assignment” have the same meaning as such terms in the 1940 Act.

Portfolio Managers. This section includes information about the Funds’ portfolio managers, including information about other accounts managed, the dollar range of Shares owned and compensation.

[______] and [______] serve as portfolio managers (“Portfolio Managers”) of the Funds.

Compensation. [The Portfolio Managers receive a fixed base salary and discretionary bonus that are not tied to the performance of the Funds. This compensation is not paid by the Trust or the Advisor.]

Description of Material Conflicts of Interest. [Because the Portfolio Managers manage assets for other investment companies, pooled investment vehicles and/or other accounts, there may be an incentive to favor one client over another, resulting in conflicts of interest. The other accounts may have the same investment objectives as the Funds. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the Portfolio Managers could favor one account over another. Another potential conflict could include the Portfolio Managers’ knowledge about the size, timing, and possible market impact of Fund trades, whereby the Portfolio Managers could use this information to the advantage of other accounts and to the disadvantage of the Funds. However, the Sub-Advisor has established policies and procedures to ensure that the purchase and sale of securities among all accounts managed by the Portfolio Managers are fairly and equitably allocated.]

Other Accounts Managed by the Portfolio Managers. In addition to the Funds, the Portfolio Managers managed the following other accounts as of [ ], 2019.

Name	Registered Investment Companies*		Other Pooled Investment Vehicles*		Other Accounts*
	Number of Accounts	Total Assets ($ millions)	Number of Accounts	Total Assets ($ millions)	Number of Accounts	Total Assets ($ millions)
[___]	[___]	[___]	[___]	[___]	[___]	[___]
[___]	[___]	[___]	[___]	[___]	[___]	[___]

* None of the accounts managed by the Portfolio Manager are subject to performance based advisory fees.

Portfolio Managers Fund Ownership. The Funds are required to show the dollar range of the Portfolio Managers’ “beneficial ownership” of shares of the Funds as of the end of the most recently completed fiscal year. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the Exchange Act. As of the date of this SAI, the portfolio managers did not own shares of the Funds.

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Codes of Ethics. The Trust, the Advisor, the Sub-Advisor and the Distributor have each adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act and Rule 204A-1 under the Advisers Act, where applicable. Each Code of Ethics permits personnel subject to that Code of Ethics to invest in securities for their personal investment accounts, subject to certain limitations, including securities that may be purchased or held by the Funds. Each Code of Ethics is on public file with, and is available from, the SEC.

Administrator, Custodian, and Transfer Agent. [___________] (“[_____]”) serves as administrator, custodian and transfer agent for the Funds. [_____]’s principal address is [_____]. Under the Administration Agreement with the Trust, [_____] (“Administrator”), subject to the general supervision of the Trust’s Board of Trustees, provides various administrative, compliance, tax, accounting and financial reporting services for the maintenance and operations of the Trust and the Funds. In addition, [_____] makes available the office space, equipment, personnel and facilities required to provide such services. Under the Global Custody Agreement with the Trust, [_____] (“Custodian”) holds the Trust’s cash and securities, maintains such cash and securities in separate accounts in the name of the Trust, maintains a statement of accounts for each account of the Trust, and may provide other services pursuant to the Custody Agreement and related agreements. The Custodian, upon the order of the Trust, receives, delivers and releases securities and makes payments for securities purchased by the Trust for the Funds. The Custodian is authorized to appoint one or more sub-custodians and is authorized to appoint foreign custodians or foreign custody managers for Trust investments outside the United States. Pursuant to an Agency Services Agreement with the Trust, [_____] (“Transfer Agent”) acts as transfer agent for the Trust’s authorized and issued shares of beneficial interest, and as dividend disbursing agent of the Trust. As compensation for the foregoing services, [_____] receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Trust from the Trust’s custody account with [_____].

The Funds are new and the Advisor has not paid [______] any fees for services to the Funds as of the fiscal year ended December 31, 2018.

Distributor. ALPS Distributors, Inc. serves as Distributor for the Trust and its principal address is 1290 Broadway, Suite 1100, Denver, Colorado 80203. The Distributor has entered into a Distribution Agreement with the Trust pursuant to which it will serve as distributor with respect to Creation and Redemption of Creation Unit Aggregations. The Distribution Agreement will continue for two years from its effective date and is renewable annually. Shares will be continuously offered for sale by a Fund through the Distributor only in Creation Unit Aggregations, as described in the applicable Prospectus and below in the Creation and Redemption of Creation Unit Aggregations section. Shares in less than Creation Unit Aggregations are not distributed by the Distributor. The Distributor will deliver the applicable Prospectus and, upon request, this SAI to Authorized Participants (as defined below) purchasing Creation Unit Aggregations and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the 1934 Act and a member of the Financial Industry Regulatory Authority (“FINRA”). The Distributor is not affiliated with SLA plc, the Advisor, or any stock exchange.

The Distribution Agreement for each Fund will provide that it may be terminated at any time, without the payment of any penalty, on at least sixty (60) days’ prior written notice to the other party (i) by vote of a majority of the Independent Trustees or (ii) by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund. The Distribution Agreement will terminate automatically in the event of its “assignment” (as defined in the 1940 Act).

The Distributor may also enter into agreements with securities dealers (“Soliciting Dealers”) who will solicit purchases of Creation Unit Aggregations of shares. Such Soliciting Dealers may also be Authorized Participants (as defined below) or DTC Participants (as defined below).

12b-1 Plan. The Trust has adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) pursuant to which each Fund may reimburse the Distributor up to a maximum annual rate of 0.25% of its average daily net assets.

Under the Plan and as required by Rule 12b-1, the Trustees will receive and review after the end of each calendar quarter a written report provided by the Distributor of the amounts expended under the Plan and the purpose for which such expenditures were made. With the exception of the Distributor and its affiliates, no “interested person” of the Trust (as that term is defined in the 1940 Act) and no Trustee of the Trust has a direct or indirect financial interest in the operation of the Plan or any related agreement.

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The Plan was adopted in order to permit the implementation of the Fund’s method of distribution. However, no such fee is currently paid by the Funds.

Intermediary Compensation. The Advisor or its affiliates, out of their own resources and not out of Fund assets (i.e., without additional cost to the Funds or their shareholders), may pay certain broker dealers, banks and other financial intermediaries (“Intermediaries”) for certain activities related to the Funds, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Funds, or for other activities, such as marketing and educational training or support. These arrangements are not financed by the Funds and, thus, do not result in increased Fund expenses. They are not reflected in the fees and expenses listed in the fees and expenses sections of any Fund’s Prospectus and they do not change the price paid by investors for the purchase of a Fund’s shares or the amount received by a shareholder as proceeds from the redemption of Fund shares.

Such compensation may be paid to Intermediaries that provide services to the Funds, including marketing and education support (such as through conferences, webinars and printed communications). The Advisor periodically assesses the advisability of continuing to make these payments. Payments to an Intermediary may be significant to the Intermediary, and amounts that Intermediaries pay to your advisor, broker or other investment professional, if any, may also be significant to such advisor, broker or investment professional. Because an Intermediary may make decisions about what investment options it will make available or recommend, and what services to provide in connection with various products, based on payments it receives or is eligible to receive, such payments create conflicts of interest between the Intermediary and its clients. For example, these financial incentives may cause the Intermediary to recommend the Funds over other investments. The same conflict of interest exists with respect to your financial advisor, broker or investment professionals if he or she receives similar payments from his or her Intermediary firm.

Intermediary information is current only as of the date of this SAI. Please contact your advisor, broker or other investment professional for more information regarding any payments his or her Intermediary firm may receive. Any payments made by the Advisor or its affiliates to an Intermediary may create the incentive for an Intermediary to encourage customers to buy shares of the Funds.

If you have any additional questions, please call 1-844-383-7289.

BROKERAGE TRANSACTIONS

The Advisor assumes general supervision over placing orders on behalf of the Funds for the purchase and sale of portfolio securities. In selecting the brokers or dealers for any transaction in portfolio securities, the Advisor’s policy is to make such selection based on factors deemed relevant, including but not limited to, the breadth of the market in the security; the price of the security; the reasonableness of the commission or mark-up or mark-down, if any; execution capability; settlement capability; back office efficiency; and the financial condition of the broker or dealer, both for the specific transaction and on a continuing basis. The overall reasonableness of brokerage commissions paid is evaluated by the Advisor based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services. Brokers may also be selected because of their ability to handle special or difficult executions, such as may be involved in large block trades, less liquid securities, broad distributions, or other circumstances. The Advisor does not consider the provision or value of research, products or services a broker or dealer may provide, if any, as a factor in the selection of a broker or dealer or the determination of the reasonableness of commissions paid in connection with portfolio transactions. The Trust has adopted policies and procedures that prohibit the consideration of sales of a Fund’s shares as a factor in the selection of a broker or a dealer to execute its portfolio transactions. To the extent creation or redemption transactions are conducted on a cash or “cash in lieu” basis, a Fund may contemporaneously transact with broker-dealers for the purchase or sale of portfolio securities in connection with such transactions (see “Creation and Redemption of Creation Unit Aggregations” herein). Such orders may be placed with an Authorized Participant in its capacity as broker-dealer or with an affiliated broker-dealer of such Authorized Participant. In such cases, the Funds will require such broker-dealer to achieve execution at a price that is at least as favorable to the Fund as the value of such securities used to calculate the Fund’s NAV. The broker-dealer will be required to reimburse the Funds for, among other things, any difference between the price (including applicable brokerage commissions, taxes and transaction costs) at which such securities were bought or sold and the value of such securities used to calculate a Fund’s NAV. This amount will vary depending on the quality of the execution and may be capped at amounts determined by the Advisor in its sole discretion.

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Brokerage Commissions. The Funds are new and have not paid any brokerage commissions as of the fiscal year ended December 31, 2018.

Directed Brokerage. The Funds are new and have not paid any commissions on brokerage transactions directed to brokers pursuant to an agreement or understanding whereby the broker provides research or other brokerage services to the Advisor or Sub-Advisor.

Affiliated Brokers. The Funds may execute brokerage or other agency transactions through registered broker-dealer affiliates of the Fund, the Advisor, the Sub-Advisor or the Distributor for a commission in conformity with the 1940 Act, the Exchange Act and rules promulgated by the SEC. These rules require that commissions paid to the affiliate by the Fund for exchange transactions not exceed “usual and customary” brokerage commissions. The rules define “usual and customary” commissions to include amounts which are “reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.” The Trustees, including those who are not “interested persons” of the Fund, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.

The Funds are new and have not paid any commissions to any affiliated brokers.

Regular Broker-Dealers. The Funds are required to identify any securities of its “regular brokers and dealers” (as such term is defined in the 1940 Act) which it may hold at the close of its most recent fiscal year. “Regular brokers or dealers” of the Trust are the ten brokers or dealers that, during the most recent fiscal year: (i) received the greatest dollar amounts of brokerage commissions from the Trust’s portfolio transactions; (ii) engaged as principal in the largest dollar amounts of portfolio transactions of the Trust; or (iii) sold the largest dollar amounts of the Trust’s shares. The Funds are new and did not acquire securities of its regular brokers or dealers (as defined in the 1940 Act) or if their parents during the fiscal year ended December 31, 2018.

Portfolio Turnover. Portfolio turnover may vary from year to year, as well as within a year. High turnover rates are likely to result in comparatively greater brokerage expenses. The overall reasonableness of brokerage commissions is evaluated by the Advisor based upon its knowledge of available information as to the general level of commissions paid by the other institutional investors for comparable services. The Funds are new and therefore did not have a portfolio turnover rate for the fiscal year ended December 31, 2018.

ADDITIONAL INFORMATION CONCERNING THE TRUST

Shares. The Trust was established as a Delaware statutory trust on January 9, 2014, and consists of multiple series of funds (“Funds”). Each Fund issues shares of beneficial interest. The Board may establish additional Funds. The Trust is registered with the SEC as an open-end management investment company.

Each share issued by a Fund has a pro rata interest in the assets of the Fund. Shares have no preemptive, exchange, subscription or conversion rights and are freely transferable. Each share is entitled to participate equally in dividends and distributions declared by the Board with respect to the Fund, and in the net distributable assets of a Fund on liquidation.

Each share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shares of all Funds vote together as a single class except that if the matter being voted on affects only a particular Fund or if a matter affects a particular Fund differently from other Funds, that Fund will vote separately on such matter.

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Under Delaware law, the Trust is not required to hold an annual meeting of shareholders unless required to do so under the 1940 Act. The policy of the Trust is not to hold an annual meeting of shareholders unless required to do so under the 1940 Act. All shares (regardless of the Fund) have non-cumulative voting rights for the Board. Under Delaware law, Trustees of the Trust may be removed by vote of the shareholders.

Following the creation of the initial Creation Unit Aggregation(s) of shares of a Fund and immediately prior to the commencement of trading in such Fund’s shares, a holder of shares may be a “control person” of the Fund, as defined in the 1940 Act. The Funds cannot accurately predict the length of time for which one or more shareholders may remain a control person or persons of a Fund.

Shareholders may make inquiries by writing to the Trust, c/o ALPS Distributors, Inc., 1290 Broadway, Suite 1100, Denver, Colorado 80203.

Absent an applicable exemption or other relief from the SEC or its staff, beneficial owners of more than 5% of the shares of a Fund may be subject to the reporting provisions of Section 13 of the 1934 Act and the SEC’s rules promulgated thereunder. In addition, absent an applicable exemption or other relief from the SEC staff, officers and Trustees of the Funds and beneficial owners of 10% of the shares of a Fund (“Insiders”) may be subject to the insider reporting, short-swing profit and short-sale provisions of Section 16 of the 1934 Act and the SEC’s rules promulgated thereunder. Beneficial owners and Insiders should consult with their own legal counsel concerning their obligations under Sections 13 and 16 of the 1934 Act.

Termination of the Trust or the Fund. The Trust or a Fund may be terminated by a majority vote of the Board of Trustees or the affirmative vote of a super-majority of the holders of the Trust or a Fund entitled to vote on termination. Although the shares are not automatically redeemable upon the occurrence of any specific event, the Trust’s organizational documents provide that the Board will have the unrestricted power to alter the number of shares in a Creation Unit Aggregation. In the event of a termination of the Trust or the Fund, the Board, in its sole discretion, could determine to permit the shares to be redeemable in aggregations smaller than Creation Unit Aggregations or to be individually redeemable. In such circumstances, the Trust may make redemptions in-kind, for cash, or for a combination of cash and securities. In the case of such a termination, shares of the Trust or a Fund would cease trading on its listing Exchange approximately 7 days prior to redemption proceeds being available.

Role of the Depositary Trust Company (“DTC”). DTC acts as Securities Depository for the shares of the Trust. Shares of the Funds are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.

DTC, a limited-purpose trust company, was created to hold securities of its participants (“DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities’ certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of which (and/or their representatives) own DTC. More specifically, DTC is owned by a number of DTC Participants and by the Listing Exchange, the AMEX and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (“Indirect Participants”).

Beneficial ownership of shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of shares. No Beneficial Owner shall have the right to receive a certificate representing such shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the shares of a Fund held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form and number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

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Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all shares of the Trust. DTC or its nominee, upon receipt of any such distributions, shall immediately credit DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in shares of a Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants. DTC may decide to discontinue its service with respect to shares of the Trust at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

PURCHASE AND REDEMPTION OF CREATION UNIT AGGREGATIONS

Each Fund issues and redeems its Fund Shares on a continuous basis, at net asset value, only in a large specified number of Fund Shares called a “Creation Unit,” either principally in-kind for a designated portfolio of securities or in cash for the value of such securities. The value of each Fund is determined once each business day, as described under “Determination of Net Asset Value.” Creation Unit sizes are [25,000/50,000] Fund Shares per Creation Unit. Authorized Participants (as defined below) will be notified of such change. The principal consideration for creations and redemptions for each Fund is set forth in the table below:

Fund	Creation*	Redemption*
Aberdeen Standard AI Driven US Equity ETF	In-Kind	In-Kind

Aberdeen Standard AI Driven International Equity ETF	In-Kind	In-Kind
Aberdeen Standard AI Driven Emerging Markets Equity ETF	In-Kind	In-Kind

*May be revised at any time without notice.

Purchase (Creation). The Trust issues and sells Fund Shares only in Creation Units on a continuous basis through the Principal Underwriter, without a sales load (but subject to transaction fees), at their NAV per share next determined after receipt of an order, on any Business Day (as defined below), in proper form pursuant to the terms of the Authorized Participant Agreement (“Participant Agreement”). A “Business Day” with respect to a Fund is, generally, any day on which the Listing Exchange is open for business.

Fund Deposit. The consideration for purchase of a Creation Unit of a Fund generally consists of either (i) the in-kind deposit of a designated portfolio of securities (the “Deposit Securities”) per each Creation Unit and the Cash Component (defined below), computed as described below or (ii) the cash value of the Deposit Securities (“Deposit Cash”) and “Cash Component,” computed as described below. When accepting purchases of Creation Units for cash, a Fund may incur additional costs associated with the acquisition of Deposit Securities that would otherwise be provided by an in-kind purchaser.

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Together, the Deposit Securities or Deposit Cash, as applicable, and the Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit of each Fund. The “Cash Component,” which may include a Dividend Equivalent Payment, is an amount equal to the difference between the net asset value of the Fund Shares (per Creation Unit) and the market value of the Deposit Securities or Deposit Cash, as applicable. The “Dividend Equivalent Payment” enables a Fund to make a complete distribution of dividends on the day preceding the next dividend payment date, and is an amount equal, on a per Creation Unit basis, to the dividends on all the portfolio securities of a Fund (“Dividend Securities”) with ex-dividend dates within the accumulation period for such distribution (the “Accumulation Period”), net of expenses and liabilities for such period, as if all of the Dividend Securities had been held by a Fund for the entire Accumulation Period. The Accumulation Period begins on the ex-dividend date for a Fund and ends on the day preceding the next ex-dividend date. If the Cash Component is a positive number (i.e., the net asset value per Creation Unit exceeds the market value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be such positive amount. If the Cash Component is a negative number (i.e., the net asset value per Creation Unit is less than the market value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be such negative amount and the creator will be entitled to receive cash in an amount equal to the Cash Component. The Cash Component serves the function of compensating for any differences between the net asset value per Creation Unit and the market value of the Deposit Securities or Deposit Cash, as applicable. Computation of the Cash Component excludes any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities, if applicable, which shall be the sole responsibility of the Authorized Participant (as defined below).

The Custodian, through NSCC, makes available on each Business Day, immediately prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time), the list of the names and the required number of shares of each Deposit Security or the required amount of Deposit Cash, as applicable, to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for each Fund. Such Fund Deposit is subject to any applicable adjustments as described below, in order to effect purchases of Creation Units of the Fund until such time as the next-announced composition of the Deposit Securities or the required amount of Deposit Cash, as applicable, is made available.

The identity and number of shares of the Deposit Securities or the amount of Deposit Cash, as applicable, required for a Fund Deposit for each Fund changes as rebalancing adjustments, interest payments and corporate action events are reflected from time to time by the Advisor with a view to the investment objective of each Fund.

As noted above, the Trust reserves the right to permit or require the substitution of Deposit Cash to replace any Deposit Security, which shall be added to the Cash Component, including, without limitation, in situations where the Deposit Security: (i) may not be available in sufficient quantity for delivery, (ii) may not be eligible for transfer through the systems of DTC for corporate securities and municipal securities; (iii) may not be eligible for trading by an Authorized Participant (as defined below) or the investor for which it is acting; (iv) would be restricted under the securities laws or where the delivery of the Deposit Security to the Authorized Participant would result in the disposition of the Deposit Security by the Authorized Participant becoming restricted under the securities laws, or (v) in certain other situations (collectively, “non-standard orders”). The Trust also reserves the right to: permit or require the substitution of Deposit Securities in lieu of Deposit Cash. The adjustments described above will reflect changes, known to the Advisor on the date of announcement to be in effect by the time of delivery of the Fund Deposit resulting from certain corporate actions.

Procedures for Purchase of Creation Unit Aggregations. To be eligible to place orders with the Principal Underwriter, as facilitated via the Transfer Agent, to purchase a Creation Unit of a Fund, an entity must be (i) a “Participating Party”, i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”), a clearing agency that is registered with the SEC; or (ii) a DTC Participant. In addition, each Participating Party or DTC Participant (each, an “Authorized Participant”) must execute a Participant Agreement that has been agreed to by the Principal Underwriter and the Transfer Agent, and that has been accepted by the Trust, with respect to purchases and redemptions of Creation Units. Each Authorized Participant will agree, pursuant to the terms of a Participant Agreement, on behalf of itself or any investor on whose behalf it will act, to certain conditions, including that it will pay to the Trust, an amount of cash sufficient to pay the Cash Component together with the creation transaction fee (described below) and any other applicable fees, taxes and additional variable charge.

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All orders to purchase Fund Shares directly from a Fund, including non-standard orders, must be placed for one or more Creation Units and in the manner and by the time set forth in the Participant Agreement and/or the applicable order form (the “Closing Time”). The date on which an order to purchase Creation Units (or an order to redeem Creation Units, as set forth below) is received and accepted is referred to as the “Order Placement Date.”

An Authorized Participant may require an investor to make certain representations or enter into agreements with respect to the order (e.g., to provide for payments of cash, when required). Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to purchase Fund Shares directly from a Fund in Creation Units have to be placed by the investor’s broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement and only a small number of such Authorized Participants may have international capabilities. A Fund may direct an Authorized Participant to deliver Deposit Securities, Deposit Cash and Cash Component directly to the Portfolio on behalf of each Fund.

On days when the Exchange or the bond markets close earlier than normal, a Fund may require orders to create Creation Units to be placed earlier in the day. In addition, if a market or markets on which a Fund’s investments are primarily traded is closed, the Fund will also generally not accept orders on such day(s). Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement and in accordance with the applicable order form. Those placing orders through an Authorized Participant should allow sufficient time to permit proper submission of the purchase order by the cut-off time on such Business Day. Economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Distributor or an Authorized Participant.

Fund Deposits must be delivered by an Authorized Participant through the Federal Reserve System (for cash and U.S. government securities), or through DTC (for corporate securities and municipal securities), through a subcustody agent (for foreign securities) and/or through such other arrangements allowed by the Trust or its agents. With respect to foreign Deposit Securities, the Custodian shall cause the subcustodian of a Fund to maintain an account into which the Authorized Participant shall deliver, on behalf of itself or the party on whose behalf it is acting, such Deposit Securities. Foreign Deposit Securities must be delivered to an account maintained at the applicable local subcustodian. The Fund Deposit transfer must be ordered by the Authorized Participant in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities or Deposit Cash, as applicable, to the account of a Fund or its agents by no later than the Settlement Date. The “Settlement Date” for a Fund is generally the second Business Day after the Order Placement Date. All questions as to the number of Deposit Securities or Deposit Cash to be delivered, as applicable, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities or cash, as applicable, will be determined by the Trust, whose determination shall be final and binding. The amount of cash represented by the Cash Component must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by the Custodian no later than the Settlement Date. If the Cash Component and the Deposit Securities or Deposit Cash, as applicable, are not received in a timely manner by the Settlement Date, the creation order may be cancelled. Upon written notice to the Distributor, such canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then current NAV of each Fund. The delivery of Creation Units so created generally will occur no later than the second Business Day following the day on which the purchase order is deemed received by the Distributor.

The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to the applicable cut-off time and the federal funds in the appropriate amount are deposited by 2:30 p.m. Eastern time (per applicable instructions), with the Custodian on the Settlement Date. If the order is not placed in proper form as required, or federal funds in the appropriate amount are not received by 3:30 p.m. Eastern time (per applicable instructions) on the Settlement Date, then the order may be deemed to be rejected and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom. A creation request is considered to be in “proper form” if all procedures set forth in the Participant Agreement, order form and this SAI are properly followed.

Issuance of a Creation Unit. Except as provided herein, Creation Units will not be issued until the transfer of good title to the Trust of the Deposit Securities or payment of Deposit Cash, as applicable, and the payment of the Cash Component have been completed. When the subcustodian has confirmed to the Custodian that the required Deposit Securities (or the cash value thereof) have been delivered to the account of the relevant subcustodian or subcustodians, the Principal Underwriter and the Advisor shall be notified of such delivery, and the Trust will issue and cause the delivery of the Creation Units. The delivery of Creation Units so created generally will occur no later than the second Business Day following the day on which the purchase order is deemed received by the Distributor. However, as discussed in Appendix B, the Aberdeen Standard AI Driven International Equity ETF and Aberdeen Standard AI Driven Emerging Markets Equity ETF reserve the right to settle Creation Unit transactions on a basis other than the second Business Day following the day on which the purchase order is deemed received by the Distributor to accommodate foreign market holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates (that is the last day the holder of a security can sell the security and still receive dividends payable on the security), and in certain other circumstances. The Authorized Participant shall be liable to the applicable Fund for losses, if any, resulting from unsettled orders.

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In instances where the Trust accepts Deposit Securities for the purchase of a Creation Unit, the Creation Unit may be purchased in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the net asset value of each Fund Shares on the date the order is placed in proper form since in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) an additional amount of cash equal to a percentage of the market value as set forth in the Participant Agreement, of the undelivered Deposit Securities (the “Additional Cash Deposit”), which shall be maintained in a general non-interest bearing collateral account. An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to the applicable percentage, as set forth in the Participant Agreement, of the daily marked to market value of the missing Deposit Securities. The Trust may use such Additional Cash Deposit to buy the missing Deposit Securities at any time. Authorized Participants will be liable to the Trust for all costs, expenses, dividends, income and taxes associated with missing Deposit Securities, including the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the Principal Underwriter plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Custodian or purchased by the Trust and deposited into the Trust. In addition, a transaction fee as set forth below under “Creation Transaction Fees” will be charged in all cases and an additional variable charge may also be applied. The delivery of Creation Units so created generally will occur no later than the Settlement Date.

Acceptance of Orders of Creation Units. The Trust reserves the absolute right to reject an order for Creation Units transmitted in respect of each Fund at its discretion, including, without limitation, if (a) the order is not in proper form; (b) the Deposit Securities or Deposit Cash, as applicable, delivered by the Participant are not as disseminated through the facilities of the NSCC for that date by the Custodian; (c) the investor(s), upon obtaining the Fund Shares ordered, would own 80% or more of the currently outstanding shares of a Fund; (d) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (e) the acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (f) the acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or the Advisor, have an adverse effect on the Trust or the rights of beneficial owners; (g) the acceptance or receipt of the order for a Creation Unit would, in the opinion of counsel to the Trust, be unlawful; or (h) in the event that circumstances outside the control of the Trust, the Custodian, the Transfer Agent and/or the Advisor make it for all practical purposes not feasible to process orders for Creation Units. Examples of such circumstances include acts of God or public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Principal Underwriter, the Custodian, the Transfer Agent, DTC, NSCC, Federal Reserve System, or any other participant in the creation process, and other extraordinary events. The Trust or its agents shall communicate to the Authorized Participant its rejection of an order. The Trust, the Transfer Agent, the Custodian and the Principal Underwriter are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall either of them incur any liability for the failure to give any such notification. The Trust, the Transfer Agent, the Custodian and the Principal Underwriter shall not be liable for the rejection of any purchase order for Creation Units.

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.

Redemption. Fund Shares may be redeemed only in Creation Units at their net asset value next determined after receipt of a redemption request in proper form by a Fund through the Transfer Agent and only on a Business Day. Except upon liquidation of the fund, the Trust will not redeem shares in amounts less than Creation Units. Investors must accumulate enough Fund Shares in the secondary market to constitute a Creation Unit in order to have such Fund Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Fund Shares to constitute a redeemable Creation Unit.

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With respect to each Fund, the Custodian, through the NSCC, makes available immediately prior to the opening of business on the Exchange (currently 9:30 a.m. Eastern time) on each Business Day, the list of the names and share quantities of each Fund’s portfolio securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day (“Fund Securities”). Fund Securities received on redemption may not be identical to Deposit Securities.

Redemption proceeds for a Creation Unit are paid either in-kind or in cash or a combination thereof, as determined by the Trust. With respect to in-kind redemptions of a Fund, redemption proceeds for a Creation Unit will consist of Fund Securities — as announced by the Custodian on the Business Day of the request for redemption received in proper form plus cash in an amount equal to the difference between the net asset value of the Fund Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the “Cash Redemption Amount”), less a fixed redemption transaction fee and any applicable additional variable charge as set forth below. In the event that the Fund Securities have a value greater than the net asset value of the Fund Shares, a compensating cash payment equal to the differential is required to be made by or through an Authorized Participant by the redeeming shareholder. Notwithstanding the foregoing, at the Trust’s discretion, an Authorized Participant may receive the corresponding cash value of the securities in lieu of the in-kind securities value representing one or more Fund Securities.

Procedures for Redemption of Creation Units. Upon receipt of a redemption request, each Fund will make a corresponding request to the Portfolio. Redemption proceeds from the Portfolio will be delivered to the redeeming Authorized Participant. The Portfolio may deliver redemption proceeds directly to a redeeming Authorized Participant. After the Trust has deemed an order for redemption received, the Trust will initiate procedures to transfer the requisite Fund Securities and the Cash Redemption Amount to the Authorized Participant by the Settlement Date. With respect to in-kind redemptions of a Fund, the calculation of the value of the Fund Securities and the Cash Redemption Amount to be delivered upon redemption will be made by the Custodian according to the procedures set forth under “Determination of Net Asset Value”, computed on the Business Day on which a redemption order is deemed received by the Trust. Therefore, if a redemption order in proper form is submitted to the Principal Underwriter by a DTC Participant by the Closing Time on the Order Placement Date, and the requisite number of Fund Shares are delivered to the Custodian prior to 2:30 p.m. Eastern time (per applicable instructions) on the Settlement Date, then the value of the Fund Securities and the Cash Redemption Amount to be delivered will be determined by the Custodian on such Order Placement Date. If the requisite number of Fund Shares are not delivered by 2:30 p.m. Eastern time (per applicable instructions) on the Settlement Date, a Fund will not release the underlying securities for delivery unless collateral is posted in such percentage amount of missing Fund Shares as set forth in the Participant Agreement (marked to market daily).

With respect to in-kind redemptions of a Fund, in connection with taking delivery of shares of Fund Securities upon redemption of Creation Units, an Authorized Participant must maintain appropriate custody arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of the Fund Securities are customarily traded (or such other arrangements as allowed by the Trust or its agents), to which account such Fund Securities will be delivered. Deliveries of redemption proceeds generally will be made within two Business Days of the trade date. However, due to the schedule of holidays in certain countries, the different treatment among foreign and U.S. markets of dividend record dates and dividend ex-dates (that is the last date the holder of a security can sell the security and still receive dividends payable on the security sold), and in certain other circumstances, the delivery of in-kind redemption proceeds with respect to the Aberdeen Standard AI Driven International Equity ETF and Aberdeen Standard AI Driven Emerging Markets Equity ETF may take longer than two Business Days after the day on which the redemption request is received in proper form. Appendix B identifies the instances where more than seven days would be needed to deliver redemption proceeds. Pursuant to an order of the SEC, on behalf of the Funds, the Aberdeen Standard AI Driven International Equity ETF and Aberdeen Standard AI Driven Emerging Markets Equity ETF will make delivery of in-kind redemption proceeds within the number of days stated in Appendix B to be the maximum number of days necessary to deliver redemption proceeds.

If it is not possible to make other such arrangements, or if it is not possible to effect deliveries of the Fund Securities, the Trust may in its discretion exercise its option to redeem such Fund Shares in cash, and the redeeming investor will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that each Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its Fund Shares based on the NAV of Fund Shares next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Trust’s brokerage and other transaction costs associated with the disposition of Fund Securities).

An Authorized Participant submitting a redemption request is deemed to represent to the Trust that it (or its client) (i) owns outright or has full legal authority and legal beneficial right to tender for redemption the requisite number of Fund Shares to be redeemed and can receive the entire proceeds of the redemption, and (ii) the Fund Shares to be redeemed have not been loaned or pledged to another party nor are they the subject of a repurchase agreement, securities lending agreement or such other arrangement which would preclude the delivery of such Fund Shares to the Trust. The Trust reserves the right to verify these representations at its discretion, but will typically require verification with respect to a redemption request from a Fund in connection with higher levels of redemption activity and/or short interest in a Fund. If the Authorized Participant, upon receipt of a verification request, does not provide sufficient verification of its representations as determined by the Trust, the redemption request will not be considered to have been received in proper form and may be rejected by the Trust.

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Redemptions of Fund Shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and each Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular security included in the Fund Securities applicable to the redemption of Creation Units may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming investor of the Fund Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment. Further, an Authorized Participant that is not a “qualified institutional buyer,” (“QIB”) as such term is defined under Rule 144A of the Securities Act, will not be able to receive Fund Securities that are restricted securities eligible for resale under Rule 144A. An Authorized Participant may be required by the Trust to provide a written confirmation with respect to QIB status in order to receive Fund Securities.

The right of redemption may be suspended or the date of payment postponed with respect to each Fund (1) for any period during which the Exchange is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the Exchange is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the Fund Shares or determination of the NAV of the Fund Shares is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.

Required Early Acceptance of Orders. Notwithstanding the foregoing, as described in the Participant Agreement and the applicable order form, a Fund may require orders to be placed up to one or more Business Days prior to the trade date, as described in the Participant Agreement or the applicable order form, in order to receive the trade date’s net asset value. Orders to purchase Fund Shares that are submitted on the Business Day immediately preceding a holiday or a day (other than a weekend) that the equity markets in the relevant foreign market are closed will not be accepted. Authorized Participants may be notified that the cut-off time for an order may be earlier on a particular Business Day, as described in the Participant Agreement and the applicable order form.

Creation/Redemption Transaction Fee. A transaction fee, as set forth in the table below, is imposed for the transfer and other transaction costs associated with the purchase or redemption of Creation Units, as applicable. Authorized Participants will be required to pay a fixed creation transaction fee and/or a fixed redemption transaction fee, as applicable, on a given day regardless of the number of Creation Units created or redeemed on that day. Each Fund may adjust the transaction fee from time to time. An additional charge or a variable charge (discussed below) will be applied to certain creation and redemption transactions, including non-standard orders and whole or partial cash purchases or redemptions. With respect to creation orders, Authorized Participants are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust and with respect to redemption orders, Authorized Participants are responsible for the costs of transferring the Fund Securities from the Trust to their account or on their order. Investors who use the services of a broker or other such intermediary may also be charged a fee for such services.

Creation and Redemption Transaction Fees:

Fund	Transaction Fee*	Maximum Transaction Fee**
Aberdeen Standard AI Driven US Equity ETF	$[__]	[__]%
Aberdeen Standard AI Driven International Equity ETF	$[__]	[__]%
Aberdeen Standard AI Driven Emerging Markets Equity ETF	$[__]	[__]%

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*	From time to time, a Fund may waive all or a portion of its applicable transaction fee(s). An additional charge of up to three (3) times the standard transaction fee may be charged to the extent a transaction is outside of the clearing process.

**	In addition to the transaction fees listed above, a Fund may charge an additional variable fee for creations and redemptions in cash to offset brokerage and impact expenses associated with the cash transaction. The variable transaction fee will be calculated based on historical transaction cost data and the Advisor’s view of current market conditions; however, the actual variable fee charged for a given transaction may be lower or higher than the trading expenses incurred by a Fund with respect to that transaction.

Placement of Redemption Orders Using the Clearing Process. Orders to redeem Creation Unit Aggregations through the Clearing Process must be delivered through a Participating Party that has executed the Participant Agreement. Except as described herein, an order to redeem Creation Unit Aggregations using the Clearing Process is deemed received by the Trust on the Transmittal Date if: (i) such order is received by [_____] (in its capacity as Transfer Agent) not later than the Closing Time on such Transmittal Date, and (ii) all other procedures set forth in the Participant Agreement are properly followed. Such order will be effected based on the NAV of a Fund as next determined. The consideration for redemption of Creation Unit Aggregations of each Fund generally consists of (i) a designated portfolio of equity securities and other instruments that closely approximate the holdings of the Fund (the “Fund Securities”) and (ii) an amount of cash denominated in U.S. dollars (the “Cash Redemption Amount”) as described below. The requisite Fund Securities and the Cash Redemption Amount generally will be transferred by the second NSCC Business Day following the date on which such request for redemption is deemed received.

Placement of Redemption Orders Outside the Clearing Process. Orders to redeem Creation Unit Aggregations outside the Clearing Process must be delivered through a DTC Participant that has executed the Participant Agreement. An order to redeem Creation Unit Aggregations outside the Clearing Process is deemed received by the Trust on the Transmittal Date if: (i) such order is received by [_____] (in its capacity as Transfer Agent) not later than the Closing Time on such Transmittal Date; (ii) such order is accompanied or followed by the requisite number of shares of the Fund specified in such order, which delivery must be made through DTC to the Custodian no later than 2:30 p.m., Eastern time, on the contracted settlement date; and (iii) all other procedures set forth in the Participant Agreement are properly followed. After the Trust has deemed an order for redemption outside the Clearing Process received, the Trust will initiate procedures to transfer the requisite Fund Securities which are expected to be delivered within two Business Days and the Cash Redemption Amount to the Authorized Participant on behalf of the redeeming Beneficial Owner by the Settlement Date. In certain cases, Authorized Participants will redeem and create Creation Unit Aggregations of the same Fund on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis.

If the requisite number of shares of a Fund is not delivered on the Transmittal Date as described above, a Fund may reject or revoke acceptance of the redemption request because the Authorized Participant has not satisfied all of the settlement requirements.

The current procedures for collateralization of missing shares require, among other things, that any cash collateral shall be in the form of U.S. dollars in immediately available funds and shall be held by the Custodian and marked-to-market daily, and that the fees of the Custodian and any sub-custodians in respect of the delivery, maintenance and redelivery of the cash collateral shall be payable by the Authorized Participant. The Authorized Participant’s agreement will permit the Trust, on behalf of the Fund, to purchase the missing shares or acquire the Deposit Securities and the Cash Component underlying such shares at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Trust of purchasing such shares, Deposit Securities or Cash Component and the value of the collateral.

The calculation of the value of the Fund Securities and the Cash Redemption Amount to be delivered upon redemption will be made according to the procedures set forth under Determination of NAV computed on the Business Day on which a redemption order is deemed received by the Trust. Therefore, if a redemption order in proper form is submitted by a DTC Participant not later than the Closing Time on the Transmittal Date, and the requisite number of shares of the Fund are delivered prior to the DTC cut-off time, then the value of the Fund Securities and the Cash Redemption Amount to be delivered will be determined on such Transmittal Date. If, however, a redemption order is submitted by a DTC Participant not later than the Closing Time on the Transmittal Date but either (i) the requisite number of shares of the Fund are not delivered by the DTC cut-off-time on such Transmittal Date, or (ii) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date. In such case, the value of the Fund Securities and the Cash Redemption Amount to be delivered will be computed on the Business Day that such order is deemed received by the Trust on which the shares of the Fund are delivered through DTC by the DTC cut-off-time on such Business Day pursuant to a properly submitted redemption order.

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A Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities but does not differ in NAV.

Redemptions of shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and the Funds (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Unit Aggregations for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular security included in the Fund Securities applicable to the redemption of a Creation Unit Aggregation may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming Beneficial Owner of the shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment.

Cash Redemptions. A Fund may pay out the proceeds of redemptions of Creation Unit Aggregations solely in cash or through any combination of cash or securities. In addition, an investor may request a redemption in cash that a Fund may, in its sole discretion, permit. In either case, the “Cash Component” is an amount equal to the difference between the net asset value of the Shares (per Creation Unit) and the market value of the equivalent portfolio securities or the equivalent cash amount, as applicable. If the Cash Component is a negative number (i.e., the net asset value per Creation Unit exceeds the market value of the portfolio Securities or Cash amount, as applicable), the Cash Component shall be such negative amount and the redeemer will owe the fund the equivalent amount. If the Cash Component is a positive number (i.e., the net asset value per Creation Unit is more than the market value of the Securities or Deposit Cash, as applicable), the Cash Component shall be such positive amount and the creator will be entitled to receive cash in an amount equal to the Cash Component. The Cash Component serves the function of compensating for any differences between the net asset value per Creation Unit and the market value of the Deposit Securities or Deposit Cash, as applicable. The investor will receive a cash payment equal to the NAV of its shares based on the NAV of shares of the Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Trust’s brokerage and other transaction costs associated with the disposition of Fund Securities). Proceeds will be paid to the Authorized Participant redeeming shares on behalf of the redeeming investor as soon as practicable after the date of redemption. If the Authorized Participant acts as a broker for a Fund in connection with the sale of Fund Securities, the Authorized Participant will also be required to pay certain brokerage commissions, taxes, and transaction and market impact costs as discussed under the heading “Brokerage Transactions” herein.

Redemptions of shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and each Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Unit Aggregations for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws.

In-Kind Redemptions. The ability of the Trust to effect in-kind creations and redemptions is subject, among other things, to the condition that, within the time period from the date of the order to the date of delivery of the securities, there are no days that are holidays in the applicable foreign market. For every occurrence of one or more intervening holidays in the applicable foreign market that are not holidays observed in the U.S. equity market, the redemption settlement cycle may be extended by the number of such intervening holidays. In addition to holidays, other unforeseeable closings in a foreign market due to emergencies may also prevent the Trust from delivering securities within the normal settlement period. The Funds will not suspend or postpone redemption beyond seven days, except as permitted under Section 22(e) of the 1940 Act. Section 22(e) provides that the right of redemption may be suspended or the date of payment postponed with respect to a Fund (1) for any period during which the Listing Exchange is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the Listing Exchange is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the shares of the Fund’s portfolio securities or determination of its net asset value is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.

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TAXES

The following is a summary of certain federal income tax considerations generally affecting the Funds and their shareholders that supplements the discussion in the Prospectus. No attempt is made to present a comprehensive explanation of the federal, state, local or foreign tax treatment of the Funds or their shareholders, and the discussion here and in the Prospectus is not intended to be a substitute for careful tax planning.

The following general discussion of certain federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

The Tax Cuts and Jobs Act (the “Tax Act”) made significant changes to the U.S. federal income tax rules for taxation of individuals and corporations, generally effective for taxable years beginning after December 31, 2017. Many of the changes applicable to individuals are temporary and only apply to taxable years beginning after December 31, 2017 and before January 1, 2026. There are only minor changes with respect to the specific rules applicable to RICs, such as the Funds. The Tax Act, however, makes numerous other changes to the tax rules that may affect shareholders and the Funds. You are urged to consult with your own tax advisor regarding how the Tax Act affects your investment in the Funds.

Shareholders are urged to consult their own tax advisors regarding the application of the provisions of tax law described in this SAI in light of the particular tax situations of the shareholders and regarding specific questions as to federal, state, or local taxes.

REGULATED INVESTMENT COMPANY (RIC) STATUS

Each Fund intends to qualify and elects to be treated as a RIC under the Code. By following such a policy, each Fund expects to eliminate or reduce to a nominal amount the federal taxes to which it may be subject. A Fund that qualifies as a RIC will generally not be subject to federal income taxes on the net investment income and net realized capital gains that the Fund timely distributes to its shareholders. The Board reserves the right not to maintain the qualification of a Fund as a RIC if it determines such course of action to be beneficial to shareholders.

In order to qualify as a RIC under the Code, each Fund must distribute annually to its shareholders at least an amount equal to the sum of 90% of the Fund’s net investment company taxable income for such year (including, for this purpose, dividends, taxable interest, and the excess of net short-term capital gains over net long-term capital losses, less operating expenses), computed without regard to the dividends-paid deduction, and 90% of its net tax-exempt interest income for such year, if any (the “Distribution Requirement”) and also must meet certain additional requirements. One of these additional requirements for RIC qualification is that a Fund must receive at least 90% of the its gross income each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to the Fund’s business of investing in such stock, securities, foreign currencies and net income from interests in qualified publicly traded partnerships (the “Qualifying Income Test”). A second requirement for qualification as a RIC is that a Fund must diversify its holdings so that, at the end of each quarter of a Fund’s taxable year: (a) at least 50% of the market value of such Fund’s total assets is represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities, with these other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of such Fund’s total assets or 10% of the outstanding voting securities of such issuer, including the equity securities of a qualified publicly traded partnership; and (b) not more than 25% of the value of its total assets is invested, including through corporations in which a Fund owns a 20% or more voting stock interest, in the securities (other than U.S. government securities or securities of other RICs) of any one issuer or the securities (other than the securities of another RIC) of two or more issuers that such Fund controls and which are engaged in the same or similar trades or businesses or related trades or businesses, or the securities of one or more qualified publicly traded partnerships (the “Asset Test”).

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If a Fund fails to satisfy the Qualifying Income Test or the Asset Test, the Fund may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. Additionally, relief is provided for certain de minimis failures of the Asset Test where a Fund corrects the failure within a specified period of time. In order to be eligible for the relief provisions with respect to a failure to meet the Asset Test, a Fund may be required to dispose of certain assets. If these relief provisions are not available to a Fund and it fails to qualify for treatment as a RIC for a taxable year, all of its taxable income would be subject to tax at the regular corporate income tax rate (which the Tax Act has reduced to 21%) without any deduction for distributions to shareholders, and its distributions (including capital gains distributions) generally would be taxable as ordinary income dividends to its shareholders, subject to the dividends-received deduction for corporate shareholders and the lower tax rates on qualified dividend income received by non-corporate shareholders. In addition, a Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying as a RIC. If a Fund determines that it will not qualify for treatment as a RIC, the Fund will establish procedures to reflect the anticipated tax liability in the Fund’s NAV.

Each Fund intends to distribute annually to its shareholders substantially all of its investment company taxable income (computed without regard to the dividends-paid deduction) and any realized net capital gain (after taking into account any capital loss carryovers). If a Fund failed to satisfy the Distribution Requirement for any taxable year, the Fund would be taxed as a regular corporation, with consequences generally similar to those described above. If a Fund meets the Distribution Requirement but retains some or all of its income or gains, it will be subject to federal income tax to the extent any such income or gains are not distributed.

Excise Tax

Notwithstanding the Distribution Requirement described above, each Fund will be subject to a nondeductible 4% federal excise tax on certain undistributed income if it does not distribute (and is not deemed to distribute) to its shareholders in each calendar year an amount at least equal to 98% of its ordinary income for the calendar year plus 98.2% of its capital gain net income for the twelve months ended October 31 of that year, subject to an increase for any shortfall in the prior year’s distribution. For this purpose, any ordinary income or capital gain net income retained by a Fund and subject to corporate income tax will be considered to have been distributed. The Funds intend to declare and distribute dividends and distributions in amounts and at times necessary to avoid the application of this 4% excise tax, but can make no assurances that such tax liability will be completely eliminated. A Fund may in certain circumstances be required to liquidate Fund investments in order to make sufficient distributions to avoid federal excise tax liability at a time when the investment advisor might not otherwise have chosen to do so, and liquidation of investments in such circumstances may affect the ability of a Fund to satisfy the requirement for qualification as a RIC.

A Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining such Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year in characterizing Fund distributions for any calendar year. A “qualified late year loss” generally includes net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year (commonly referred to as “post-October losses”) and certain other late-year losses.

Capital losses in excess of capital gains (“net capital losses”) are not permitted to be deducted against a RIC’s net investment income. Instead, for U.S. federal income tax purposes, potentially subject to certain limitations, a RIC may carry net capital losses from any taxable year forward to offset capital gains in future years. Each Fund is permitted to carry net capital losses forward indefinitely. To the extent subsequent capital gains are offset by such losses, they will not result in U.S. federal income tax liability to the applicable Fund and may not be distributed as capital gains to shareholders. Generally, a Fund may not carry forward any losses other than net capital losses. The carryover of capital losses may be limited under the general loss limitation rules if a Fund experiences an ownership change as defined in the Code.

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TAXATION OF SHAREHOLDERS

Subject to certain limitations and requirements, dividends reported by a Fund as qualified dividend income will be taxable to non-corporate shareholders at rates of up to 20%. In general, dividends may be reported by a Fund as qualified dividend income if they are paid from dividends received by such Fund on common and preferred stock of U.S. corporations or on stock of certain eligible foreign corporations, provided that certain holding period and other requirements are met by the Fund with respect to the dividend-paying stocks in its portfolio. Subject to certain limitations, eligible foreign corporations include those incorporated in possessions of the United States or in certain countries with comprehensive tax treaties with the United States, and other foreign corporations if the stock with respect to which the dividends are paid is readily tradable on an established securities market in the United States. A dividend will not be treated as qualified dividend income to the extent that: (i) the shareholder has not held the shares on which the dividend was paid for more than 60 days during the 121-day period that begins on the date that is 60 days before the date on which the shares become “ex-dividend” (which is the day on which declared distributions (dividends or capital gains) are deducted from a Fund’s assets before it calculates the net asset value) with respect to such dividend, (ii) a Fund has not satisfied similar holding period requirements with respect to the securities it holds that paid the dividends distributed to the shareholder), (iii) the shareholder is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to substantially similar or related property, or (iv) the shareholder elects to treat such dividend as investment income under section 163(d)(4)(B) of the Code. Therefore, if you lend your shares in a Fund, such as pursuant to a securities lending arrangement, you may lose the ability to treat dividends (paid while the shares are held by the borrower) as qualified dividend income. Distributions that the Funds receive from an ETF or an underlying fund taxable as a RIC will be treated as qualified dividend income only to the extent so reported by such ETF or underlying fund.

The Funds’ trading strategies and investments in their wholly-owned Subsidiaries may significantly limit their ability to distribute dividends eligible for treatment as qualified dividend income.

A Fund’s participation in loans of securities may affect the amount, timing, and character of distributions to the Fund’s shareholders. If a Fund participates in a securities lending transaction and receives a payment in lieu of dividends (a “substitute payment”) with respect to securities on loan in a securities lending transaction, such income generally will not constitute qualified dividend income. In addition, dividends attributable to such income will not be eligible for taxation at the rates applicable to qualified dividend income for individual shareholders.

Although dividends generally will be treated as distributed when paid, any dividend declared by a Fund in October, November or December and payable to shareholders of record in such a month that is paid during the following January will be treated for U.S. federal income tax purposes as received by shareholders on December 31 of the calendar year in which it was declared.

If a Fund’s distributions exceed its current and accumulated earnings and profits, all or a portion of the distributions made in the taxable year may be treated as a return of capital to shareholders. A return of capital distribution generally will not be taxable but will reduce the shareholder’s cost basis and result in a higher capital gain or lower capital loss when the Shares on which the distribution was received are sold. After a shareholder’s basis in the Shares has been reduced to zero, distributions in excess of earnings and profits will be treated as gain from the sale of the shareholder’s Shares.

A Fund’s shareholders will be notified annually by each Fund (or their broker) as to the federal tax status of all distributions made by such Fund. Distributions may be subject to state and local taxes. Shareholders who have not held Fund Shares for a full year should be aware that a Fund may report and distribute to a shareholder, as ordinary dividends or capital gain dividends, a percentage of income that is not equal to the percentage of such Fund’s ordinary income or net capital gain, respectively, actually earned during the shareholder’s period of investment in the Fund.

A taxable shareholder may wish to avoid investing in a Fund shortly before a dividend or other distribution, because the distribution will generally be taxable even though it may economically represent a return of a portion of the shareholder’s investment.

Shareholders who have not held Shares of a Fund for a full year should be aware that the Fund may report and distribute to a shareholder, as ordinary dividends or capital gain dividends, a percentage of income that is not equal to the percentage of the Fund’s ordinary income or net capital gain, respectively, actually earned during the shareholder’s period of investment in the Fund.

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Sales, Exchanges or Redemptions of Shares

A sale of Shares or redemption of Creation Units in a Fund may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of Shares will be treated as capital gain or loss if the Shares are capital assets in the shareholder’s hands, and will be long-term capital gain or loss if the Shares have been held for more than 12 months, and short-term capital gain or loss if the Shares are held for 12 months or less. Any loss realized upon a taxable disposition of Shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any amounts treated as distributions to the shareholder of long-term capital gain with respect to the Shares (including any amounts credited to the shareholder as undistributed capital gains). All or a portion of any loss realized upon a taxable disposition of Shares of a Fund will be disallowed if substantially identical Shares of the Fund are purchased (through reinvestment of dividends or otherwise) within 30 days before or after the disposition. In such a case, the basis of the newly purchased Shares will be adjusted to reflect the disallowed loss.

An Authorized Participant who exchanges securities for Creation Units generally will recognize gain or loss from the exchange. The gain or loss will be equal to the difference between the market value of the Creation Units at the time of the exchange and the sum of the exchanger’s aggregate basis in the securities surrendered plus the amount of cash paid for such Creation Units. The ability of Authorized Participants to receive a full or partial cash redemption of Creation Units of the Funds may limit the tax efficiency of the Funds A person who redeems Creation Units will generally recognize a gain or loss equal to the difference between the sum of the aggregate market value of any securities received plus the amount of any cash received for such Creation Units and the exchanger’s basis in the Creation Units. The Internal Revenue Service (“IRS”), however, may assert that an Authorized Participant may not be permitted to currently deduct losses realized upon an exchange of securities for Creation Units under the rules governing “wash sales” (for an Authorized Participant that does not mark-to-market its holdings), or on the basis that there has been no significant change in economic position.

Any gain or loss realized upon the creation of Creation Units will generally be treated as long-term capital gain or loss if the securities exchanged for such Creation Units have been held for more than one year (and were held as capital assets in the hands of the exchanging Authorized Participant). Any capital gain or loss realized upon the redemption of Creation Units will generally be treated as long-term capital gain or loss if the Shares comprising the Creation Units have been held for more than one year. Otherwise, such capital gains or losses will be treated as short-term capital gains or losses.

The Trust on behalf of each Fund has the right to reject an order for a purchase of Shares of a Fund if the purchaser (or group of purchasers) would, upon obtaining the Shares so ordered, own 80% or more of the outstanding Shares of that Fund and if, pursuant to Section 351 of the Code, that Fund would have a basis in the securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial Share ownership for purposes of the 80% determination. If a Fund does issue Creation Units to a purchaser (or group of purchasers) that would, upon obtaining the Shares so ordered, own 80% or more of the outstanding Shares of the Fund, the purchaser (or a group of purchasers) may not recognize gain or loss upon the exchange of securities for Creation Units.

Persons purchasing or redeeming Creation Units should consult their own tax advisors with respect to the tax treatment of any creation or redemption transaction and whether the wash sales rule applies and when a loss may be deductible.

Cost Basis Reporting

The cost basis of Shares acquired by purchase will generally be based on the amount paid for the Shares and then may be subsequently adjusted for other applicable transactions as required by the Code. The difference between the selling price and the cost basis of Shares generally determines the amount of the capital gain or loss realized on the sale or exchange of Shares. Contact the broker through whom you purchased your Shares to obtain information with respect to the available cost basis reporting methods and elections for your account.

Medicare Tax

U.S. individuals with adjusted gross income (subject to certain adjustments) exceeding certain threshold amounts ($2[25,000/50,000] if married and filing jointly or if considered a “surviving spouse” for federal income tax purposes, $125,000 if married filing separately, and $200,000 in other cases) are subject to a 3.8% Medicare contribution tax on all or a portion of their “net investment income.” This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders that are estates and trusts. For these purposes, interest, dividends and certain capital gains (including capital gain distributions and capital gains realized on the sale of Shares of a Fund or the redemption of Creation Units), among other categories of income, are generally taken into account in computing a shareholder’s net investment income.

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TAXATION OF FUND INVESTMENTS

Certain of the Funds’ investments may be subject to complex provisions of the Code (including provisions relating to hedging transactions, straddles, integrated transactions, foreign currency contracts, forward foreign currency contracts, and notional principal contracts) that, among other things, may affect a Fund’s ability to qualify as a RIC, affect the character of gains and losses realized by the Funds (e.g., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Funds and defer losses and, in limited cases, subject the Funds to U.S. federal income tax on income from their foreign securities. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also may require the Funds to mark to market certain types of positions in their portfolios (i.e., treat them as if they were closed out) which may cause the Funds to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the RIC Distribution Requirement and for avoiding excise taxes. Accordingly, in order to avoid certain income and excise taxes, a Fund may be required to liquidate its investments at a time when the investment advisor might not otherwise have chosen to do so. The Funds intend to monitor their transactions, intend to make appropriate tax elections, and intend to make appropriate entries in their books and records in order to mitigate the effect of these rules and preserve their qualification for treatment as RICs.

In particular, the Funds’ investments in derivatives may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income and loss or capital gain and loss or whether capital gains and losses are long-term or short-term in nature, accelerate the recognition of income to the Fund and/or defer the Fund’s ability to recognize losses. In turn, those rules may affect the amount, timing or character of the income distributed by a Fund. Certain derivative investment by the Funds, such as exchange-traded products and over-the-counter derivatives may not produce qualifying income for purposes of the “Qualifying Income Test” described above, which must be met in order for a Fund to maintain its status as a RIC under the Code. In addition, the determination of the value and the identity of the issuer of such derivative investments are often unclear for purposes of the “Asset Test” described above. The Funds intend to carefully monitor such investments to ensure that any non-qualifying income does not exceed permissible limits and to ensure that they are adequately diversified under the Asset Test. The Funds, however, may not be able to accurately predict the non-qualifying income from these investments and there are no assurances that the IRS will agree with the Funds’ determination under the “Asset Test” with respect to such derivatives.

Each Fund is required for federal income tax purposes to mark-to-market and recognize as income for each taxable year its net unrealized gains and losses on certain futures contracts as of the end of the year as well as those actually realized during the year. Gain or loss from futures and options contracts on broad-based indexes required to be marked to market will be 60% long-term and 40% short-term capital gain or loss. Application of this rule may alter the timing and character of distributions to shareholders. A Fund may be required to defer the recognition of losses on futures contracts, options contracts and swaps to the extent of any unrecognized gains on offsetting positions held by the Fund. These provisions may also require the Funds to mark-to-market certain types of positions in their portfolios (i.e., treat them as if they were closed out), which may cause a Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the Distribution Requirement and for avoiding the excise tax discussed above.

If a Fund invests in certain zero coupon securities or any other securities that are sold at original issue discount and thus do not make periodic cash interest payments, the Fund will be required to include as part of its current income the imputed interest on such obligations even though the Fund has not received any interest payments on such obligations during that period. However, each Fund must distribute to its shareholders, at least annually, all or substantially all of its investment company taxable income (determined without regard to the deduction for dividends paid), including such accrued income, to qualify for treatment as a RIC under the Code and avoid U.S. federal income and excise taxes. Therefore, a Fund may have to dispose of its portfolio securities, potentially under disadvantageous circumstances, to generate cash, or may have to borrow cash, to satisfy distribution requirements. Such a disposition of securities may potentially result in additional taxable gain or loss to a Fund and may affect the amount and timing of distributions from such Fund.

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Any market discount recognized on a bond is taxable as ordinary income. A market discount bond is a bond acquired in the secondary market at a price below redemption value or adjusted issue price if issued with original issue discount. Absent an election by a Fund to include the market discount in income as it accrues, gain on the Fund’s disposition of such an obligation will be treated as ordinary income rather than capital gain to the extent of the accrued market discount.

Foreign Investments

If a Fund acquires any equity interest in certain foreign investment entities (i) that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties, or capital gains) or (ii) where at least 50% of the corporation’s assets (computed based on average fair market value) either produce or are held for the production of passive income (“passive foreign investment companies” or “PFICs”), the Fund will generally be subject to one of the following special tax regimes: (i) the Fund may be liable for U.S. federal income tax, and an additional interest charge, on a portion of any “excess distribution” from such foreign entity or any gain from the disposition of such shares, even if the entire distribution or gain is paid out by the Fund as a dividend to its shareholders; (ii) if the Fund were able and elected to treat a PFIC as a “qualified electing fund” or “QEF,” the Fund would be required each year to include in income, and distribute to shareholders in accordance with the distribution requirements set forth above, the Fund’s pro rata share of the ordinary earnings and net capital gains of the PFIC, whether or not such earnings or gains are distributed to the Fund; or (iii) the Fund may be entitled to mark-to-market annually shares of the PFIC, and in such event would be required to distribute to shareholders any such mark-to-market gains in accordance with the distribution requirements set forth above. Each Fund intends to make the appropriate tax elections, if possible, and take any additional steps that are necessary to mitigate the effect of these rules. A Fund may limit and/or manage its holdings in passive foreign investment companies to limit its tax liability or maximize its return from these investments.

A Fund may be subject to withholding and other taxes imposed by foreign countries, including taxes on interest, dividends and capital gains with respect to any investments in those countries. Any such taxes would, if imposed, reduce the yield on or return from those investments. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes in some cases. The Funds do not expect to satisfy the requirements for passing through to their shareholders any share of foreign taxes paid by the Funds, with the result that shareholders will not include such taxes in their gross incomes and will not be entitled to a tax deduction or credit for any such taxes on their own tax returns.

FOREIGN SHAREHOLDERS

Any foreign shareholders in the Funds may be subject to U.S. withholding and estate tax and are encouraged to consult their tax advisors prior to investing in the Funds. Foreign shareholders (i.e., nonresident alien individuals and foreign corporations, partnerships, trusts and estates) are generally subject to U.S. withholding tax at the rate of 30% (or a lower tax treaty rate) on distributions derived from taxable ordinary income. A Fund may, under certain circumstances, report all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend,” which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met. Short-term capital gain dividends received by a nonresident alien individual who is present in the U.S. for a period or periods aggregating 183 days or more during the taxable year are not exempt from this 30% withholding tax. Gains realized by foreign shareholders from the sale or other disposition of shares of a Fund generally are not subject to U.S. taxation, unless the recipient is an individual who is physically present in the U.S. for 183 days or more per year. Foreign shareholders who fail to provide an applicable IRS form may be subject to backup withholding on certain payments from a Fund. Backup withholding will not be applied to payments that are subject to the 30% (or lower applicable treaty rate) withholding tax described in this paragraph. Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the United States. In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above.

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Unless certain non-U.S. entities that hold Fund Shares comply with IRS requirements that generally require them to report information regarding U.S. persons investing in, or holding accounts with, such entities, a 30% withholding tax may apply to Fund distributions payable to such entities. A non-U.S. shareholder may be exempt from the withholding described in this paragraph under an applicable intergovernmental agreement between the U.S. and a foreign government, provided that the shareholder and the applicable foreign government comply with the terms of the agreement.

OTHER ISSUES

Backup Withholding

A Fund (or financial intermediaries, such as brokers, through which a shareholder holds Shares) generally is required to withhold and to remit to the U.S. Treasury a percentage of the taxable distributions and sale or redemption proceeds paid to any shareholder who fails to properly furnish a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify that he, she or it is not subject to such withholding. The backup withholding tax rate is 24%. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS.

Certain Potential Tax Reporting Requirements

Under U.S. Treasury regulations, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (or certain greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on IRS Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance shareholders of a RIC are not excepted. A shareholder who fails to make the required disclosure to the IRS may be subject to substantial penalties. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

State and Local Taxes

A Fund may be subject to tax or taxes in certain states where the Fund does business. Furthermore, in those states which have income tax laws, the tax treatment of a Fund and of Fund shareholders with respect to distributions by the Fund may differ from federal tax treatment.

General Considerations

The federal income tax discussion set forth above is for general information only. Prospective investors should consult their tax advisors regarding the specific federal income tax consequences of purchasing, holding and disposing of Shares of a Fund, as well as the effect of state, local and foreign tax law and any proposed tax law changes.

DETERMINATION OF NAV

The NAV of each Fund’s shares is calculated each day the national securities exchanges are open for trading as of the close of regular trading on the Listing Exchange, generally 4:00 p.m. New York time (the “NAV Calculation Time”). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

In calculating each Fund’s NAV, Fund investments generally are valued using market valuations. Short-term debt securities with remaining maturities of sixty (60) days or less generally are valued on the basis of amortized cost, which approximates fair value. U.S. fixed income assets may be valued as of the announced closing time for such securities on any day that the Securities Industry and Financial Markets Association announces an early closing time. The values of any assets or liabilities of a Fund that are denominated in a currency other than the U.S. dollar are converted into U.S. dollars using an exchange rate deemed appropriate by the Fund.

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Investments in futures are valued at market value, which is generally determined using the last reported official closing price or last trading price on the exchange or market on which the futures contract is primarily traded at the time of valuation. Generally, trading in futures, U.S. government securities (such as U.S. Treasury securities), money market instruments and certain fixed-income securities is substantially completed each day at various times prior to the NAV Calculation Time. The values of such securities used in computing the NAV of a Fund are, unless fair valued, determined as of such times.

In certain instances, such as when reliable market valuations are not readily available or are not deemed to reflect current market values, the Fund’s investments will be valued in accordance with the Fund’s pricing policy and procedures. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before the Fund’s next NAV Calculation Time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). Price movements in U.S. markets that are deemed to affect the value of foreign securities, or reflect changes to the value of such securities, also may cause securities to be “fair valued.”

When fair-value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fund shares are purchased or sold on a national securities exchange at market prices, which may be higher or lower than NAV. No secondary sales will be made to brokers or dealers at a concession by the Distributor or by the Fund. Purchases and sales of shares in the secondary market, which will not involve the Fund, will be subject to customary brokerage commissions and charges. Transactions in Fund shares will be priced at NAV only if you purchase or redeem shares directly from a Fund in Creation Units.

DIVIDENDS AND DISTRIBUTIONS

The Fund pays out dividends and distributes its net capital gains, if any, to shareholders at least annually.

The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of a Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income.

FINANCIAL STATEMENTS

Financial Statements and Annual Reports will be available after each Fund has completed a fiscal year of operations. Once produced, you can obtain a copy of the financial statements contained in a Fund’s Annual or Semi-Annual Report by calling 1-844-383-7289, visiting www.aberdeenstandardetfs.us, or writing to Aberdeen Standard Investments ETFs, c/o ALPS Distributors, Inc., 1290 Broadway, Suite 1100, Denver, Colorado 80203.

MISCELLANEOUS INFORMATION

Counsel. Morgan, Lewis & Bockius LLP, with offices located at 1111 Pennsylvania Avenue, NW, Washington, DC 20004, serves as legal counsel to the Trust.

Independent Registered Public Accounting Firm. [_______], with offices located at [_________], serves as the independent registered public accounting firm to the Trust.

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Appendix A – Proxy Voting Policies

United States

Proxy Voting Guidelines

A-1

U.S. Proxy Voting Guidelines

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A-2

U.S. Proxy Voting Guidelines

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A-3

U.S. Proxy Voting Guidelines

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A-4

U.S. Proxy Voting Guidelines

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U.S. Proxy Voting Guidelines

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U.S. Proxy Voting Guidelines

Distribution Agreements	70
Master-Feeder Structure	70
Mergers	70
SHAREHOLDER PROPOSALS FOR MUTUAL FUNDS	70
Establish Director Ownership Requirement	70
Reimburse Shareholder for Expenses Incurred	70
Terminate the Investment Advisor	70

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U.S. Proxy Voting Guidelines

COVERAGE

The U.S. research team provides proxy analyses and voting recommendations for common shareholder meetings of publicly - traded U.S. - incorporated companies that are held in our institutional investor clients' portfolios and includes all S&P 1500 and Russell 3000 companies that are considered U.S. Domestic Issuers by the SEC. Coverage generally includes corporate actions for common equity holders, such as written consents and bankruptcies. ISS’ U.S. coverage includes investment companies (including open-end funds, closed-end funds, exchange-traded funds, and unit investment trusts), limited partnerships (“LPs”), master limited partnerships (“MLPs”), limited liability companies (“LLCs”), and business development companies. ISS reviews its universe of coverage on an annual basis, and the coverage is subject to change based on client need and industry trends.

The U.S. research team also produces, for subscribing clients, research and recommendations for fixed income meetings, and meetings of certain preferred securities, including Auction Rate Preferred Securities (“ARPS”) and Variable Rate Municipal Term Preferred securities (“VMTPs”).

Foreign-incorporated companies

In addition to U.S. - incorporated companies, U.S. policies are applied to certain foreign-incorporated company analyses. Like the SEC, ISS distinguishes two types of companies that list but are not incorporated in the U.S.:

›	U.S. Domestic Issuers – which have a majority of outstanding shares held in the U.S. and meet other criteria, as determined by the SEC, and are subject to the same disclosure and listing standards as U.S. incorporated companies – are generally covered under standard U.S. policy guidelines.

›	Foreign Private Issuers (FPIs) – which do not meet the Domestic Issuer criteria and are exempt from most disclosure requirements (e.g., they do not file DEF14A reports) and listing standards (e.g., for required levels of board and committee independence) – are covered under a combination of policy guidelines:

›	FPI Guidelines (see the Americas Regional Proxy Voting Guidelines), which apply certain minimum independence and disclosure standards in the evaluation of key proxy ballot items, such as the election of directors and approval of financial reports; and

›	For other issues, guidelines for the market that is responsible for, or most relevant to, the item on the ballot.

In all cases – including with respect to other companies with cross-market features that may lead to ballot items related to multiple markets – items that are on the ballot solely due to the requirements of another market (listing, incorporation, or national code) may be evaluated under the policy of the relevant market, regardless of the “assigned” market coverage.

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U.S. Proxy Voting Guidelines

1.	BOARD OF DIRECTORS

Voting on Director Nominees in Uncontested Elections

Four fundamental principles apply when determining votes on director nominees:

Independence: Boards should be sufficiently independent from management (and significant shareholders) to ensure that they are able and motivated to effectively supervise management's performance for the benefit of all shareholders, including in setting and monitoring the execution of corporate strategy, with appropriate use of shareholder capital, and in setting and monitoring executive compensation programs that support that strategy. The chair of the board should ideally be an independent director, and all boards should have an independent leadership position or a similar role in order to help provide appropriate counterbalance to executive management, as well as having sufficiently independent committees that focus on key governance concerns such as audit, compensation, and nomination of directors.

Composition: Companies should ensure that directors add value to the board through their specific skills and expertise and by having sufficient time and commitment to serve effectively. Boards should be of a size appropriate to accommodate diversity, expertise, and independence, while ensuring active and collaborative participation by all members. Boards should be sufficiently diverse to ensure consideration of a wide range of perspectives.

Responsiveness: Directors should respond to investor input, such as that expressed through significant opposition to management proposals, significant support for shareholder proposals (whether binding or non-binding), and tender offers where a majority of shares are tendered.

Accountability: Boards should be sufficiently accountable to shareholders, including through transparency of the company's governance practices and regular board elections, by the provision of sufficient information for shareholders to be able to assess directors and board composition, and through the ability of shareholders to remove directors.

General Recommendation: Generally vote for director nominees, except under the following circumstances:

Independence

Vote against1 or withhold from non-independent directors (Executive Directors and Non-Independent Non-Executive Directors per ISS’ Classification of Directors) when:

›	Independent directors comprise 50 percent or less of the board;

›	The non-independent director serves on the audit, compensation, or nominating committee;

›	The company lacks an audit, compensation, or nominating committee so that the full board functions as that committee; or

›	The company lacks a formal nominating committee, even if the board attests that the independent directors fulfill the functions of such a committee.

1 In general, companies with a plurality vote standard use “Withhold” as the contrary vote option in director elections; companies with a majority vote standard use “Against”. However, it will vary by company and the proxy must be checked to determine the valid contrary vote option for the particular company.

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U.S. Proxy Voting Guidelines

ISS Classification of Directors – U.S.

1.	Executive Director

1.1.	Current employee or current officer[1] of the company or one of its affiliates[2].

2.	Non-Independent Non-Executive Director

Board Identification

2.1.	Director identified as not independent by the board.

Controlling/Significant Shareholder

2.2.	Beneficial owner of more than 50 percent of the company's voting power (this may be aggregated if voting power is distributed among more than one member of a group).

Former CEO/Interim Officer

2.3.	Former CEO of the company. [3,4]

2.4.	Former CEO of an acquired company within the past five years.[4]

2.5.	Former interim officer if the service was longer than 18 months. If the service was between 12 and 18 months an assessment of the interim officer’s employment agreement will be made.[5]

Non-CEO Executives

2.6.	Former officer[1] of the company, an affiliate[2], or an acquired firm within the past five years.

2.7.	Officer[1] of a former parent or predecessor firm at the time the company was sold or split off from the parent/predecessor within the past five years.

2.8.	Officer[1], former officer, or general or limited partner of a joint venture or partnership with the company.

Family Members

2.9.	Immediate family member[6] of a current or former officer[1] of the company or its affiliates[2] within the last five years.

2.10.	Immediate family member[6] of a current employee of company or its affiliates[2] where additional factors raise concern (which may include, but are not limited to, the following: a director related to numerous employees; the company or its affiliates employ relatives of numerous board members; or a non- Section 16 officer in a key strategic role).

Transactional, Professional, Financial, and Charitable Relationships

2.11.	Currently provides (or an immediate family member[6] provides) professional services[7] to the company, to an affiliate[2] of the company or an individual officer of the company or one of its affiliates in excess of $10,000 per year.

2.12.	Is (or an immediate family member[6] is) a partner in, or a controlling shareholder or an employee of, an organization which provides professional services[7] to the company, to an affiliate[2] of the company, or an individual officer of the company or one of its affiliates in excess of $10,000 per year.

2.13.	Has (or an immediate family member[6] has) any material transactional relationship8 with the company or its affiliates[2] (excluding investments in the company through a private placement).

2.14.	Is (or an immediate family member[6] is) a partner in, or a controlling shareholder or an executive officer of, an organization which has any material transactional relationship[8] with the company or its affiliates[2] (excluding investments in the company through a private placement).

2.15.	Is (or an immediate family member[6] is) a trustee, director, or employee of a charitable or non-profit organization that receives material grants or endowments[8] from the company or its affiliates2.

Other Relationships

2.16.	Party to a voting agreement[9] to vote in line with management on proposals being brought to shareholder vote.

2.17.	Has (or an immediate family member[6] has) an interlocking relationship as defined by the SEC involving members of the board of directors or its Compensation Committee.10

2.18.	Founder[11] of the company but not currently an employee.

2.19.	Any material[12] relationship with the company.

3.	Independent Director

3.1.	No material[12] connection to the company other than a board seat.

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U.S. Proxy Voting Guidelines

Footnotes:

1.  The definition of officer will generally follow that of a “Section 16 officer” (officers subject to Section 16 of the Securities and Exchange Act of 1934) and includes the chief executive, operating, financial, legal, technology, and accounting officers of a company (including the president, treasurer, secretary, controller, or any vice president in charge of a principal business unit, division, or policy function). Current interim officers are included in this category. For private companies, the equivalent positions are applicable. A non-employee director serving as an officer due to statutory requirements (e.g. corporate secretary) will generally be classified as a Non-Independent Non-Executive Director under 2.19: “Any material relationship with the company.” However, if the company provides explicit disclosure that the director is not receiving additional compensation exceeding $10,000 per year for serving in that capacity, then the director will be classified as an Independent Director.

2. “Affiliate” includes a subsidiary, sibling company, or parent company. ISS uses 50 percent control ownership by the parent company as the standard for applying its affiliate designation.

3. Includes any former CEO of the company prior to the company’s initial public offering (IPO).

4.  When there is a former CEO of a special purpose acquisition company (SPAC) serving on the board of an acquired company, ISS will generally classify such directors as independent unless determined otherwise taking into account the following factors: the applicable listing standards determination of such director’s independence; any operating ties to the firm; and the existence of any other conflicting relationships or related party transactions.

5. ISS will look at the terms of the interim officer’s employment contract to determine if it contains severance pay, long-term health and pension benefits, or other such standard provisions typically contained in contracts of permanent, non-temporary CEOs. ISS will also consider if a formal search process was under way for a full-time officer at the time.

6. “Immediate family member” follows the SEC’s definition of such and covers spouses, parents, children, step-parents, step- children, siblings, in-laws, and any person (other than a tenant or employee) sharing the household of any director, nominee for director, executive officer, or significant shareholder of the company.

7.  Professional services can be characterized as advisory in nature, generally involve access to sensitive company information or to strategic decision-making, and typically have a commission- or fee-based payment structure. Professional services generally include but are not limited to the following: investment banking/financial advisory services, commercial banking (beyond deposit services), investment services, insurance services, accounting/audit services, consulting services, marketing services, legal services, property management services, realtor services, lobbying services, executive search services, and IT consulting services. The following would generally be considered transactional relationships and not professional services: deposit services, IT tech support services, educational services, and construction services. The case of participation in a banking syndicate by a non-lead bank should be considered a transactional (and hence subject to the associated materiality test) rather than a professional relationship. “Of Counsel” relationships are only considered immaterial if the individual does not receive any form of compensation (in excess of $10,000 per year) from, or is a retired partner of, the firm providing the professional service. The case of a company providing a professional service to one of its directors or to an entity with which one of its directors is affiliated, will be considered a transactional rather than a professional relationship. Insurance services and marketing services are assumed to be professional services unless the company explains why such services are not advisory.

8.  A material transactional relationship, including grants to non-profit organizations, exists if the company makes annual payments to, or receives annual payments from, another entity, exceeding the greater of: $200,000 or 5 percent of the recipient’s gross revenues, for a company that follows NASDAQ listing standards; or the greater of $1,000,000 or 2 percent of the recipient’s gross revenues, for a company that follows NYSE listing standards. For a company that follows neither of the preceding standards, ISS will apply the NASDAQ-based materiality test. (The recipient is the party receiving the financial proceeds from the transaction).

9.  Dissident directors who are parties to a voting agreement pursuant to a settlement or similar arrangement may be classified as Independent Directors if an analysis of the following factors indicates that the voting agreement does not compromise their alignment with all shareholders’ interests: the terms of the agreement; the duration of the standstill provision in the agreement; the limitations and requirements of actions that are agreed upon; if the dissident director nominee(s) is subject to the standstill; and if there any conflicting relationships or related party transactions.

10. Interlocks include: executive officers serving as directors on each other’s compensation or similar committees (or, in the absence of such a committee, on the board); or executive officers sitting on each other’s boards and at least one serves on the other’s compensation or similar committees (or, in the absence of such a committee, on the board).

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11.   The operating involvement of the founder with the company will be considered; if the founder was never employed by the company, ISS may deem him or her an Independent Director.

12.  For purposes of ISS’s director independence classification, “material” will be defined as a standard of relationship (financial, personal or otherwise) that a reasonable person might conclude could potentially influence one’s objectivity in the boardroom in a manner that would have a meaningful impact on an individual's ability to satisfy requisite fiduciary standards on behalf of shareholders.

Composition

Attendance at Board and Committee Meetings: Generally vote against or withhold from directors (except new nominees, who should be considered case-by-case2) who attend less than 75 percent of the aggregate of their board and committee meetings for the period for which they served, unless an acceptable reason for absences is disclosed in the proxy or another SEC filing. Acceptable reasons for director absences are generally limited to the following:

›	Medical issues/illness;

›	Family emergencies; and

›	Missing only one meeting (when the total of all meetings is three or fewer).

In cases of chronic poor attendance without reasonable justification, in addition to voting against the director(s) with poor attendance, generally vote against or withhold from appropriate members of the nominating/governance committees or the full board.

If the proxy disclosure is unclear and insufficient to determine whether a director attended at least 75 percent of the aggregate of his/her board and committee meetings during his/her period of service, vote against or withhold from the director(s) in question.

Overboarded Directors: Generally vote against or withhold from individual directors who:

›	Sit on more than five public company boards; or

›	Are CEOs of public companies who sit on the boards of more than two public companies besides their own—withhold only at their outside boards[3].

Diversity: Highlight boards with no gender diversity. For 2019 meetings, no adverse vote recommendations will be made due to a lack of gender diversity.

For companies in the Russell 3000 or S&P 1500 indices, effective for meetings on or after Feb. 1, 2020, generally vote against or withhold from the chair of the nominating committee (or other directors on a case-by-case basis) at companies when there are no women on the company's board. Mitigating factors include:

›	A firm commitment, as stated in the proxy statement, to appoint at least one female to the board in the near term;

›	The presence of a female on the board at the preceding annual meeting; or

›	Other relevant factors as applicable.

2 New nominees who served for only part of the fiscal year are generally exempted from the attendance policy.

3 Although all of a CEO’s subsidiary boards with publicly-traded common stock will be counted as separate boards, ISS will not recommend a withhold vote for the CEO of a parent company board or any of the controlled (>50 percent ownership) subsidiaries of that parent but may do so at subsidiaries that are less than 50 percent controlled and boards outside the parent/subsidiary relationships.

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U.S. Proxy Voting Guidelines

Responsiveness

Vote case-by-case on individual directors, committee members, or the entire board of directors as appropriate if:

›	The board failed to act on a shareholder proposal that received the support of a majority of the shares cast in the previous year or failed to act on a management proposal seeking to ratify an existing charter/bylaw provision that received opposition of a majority of the shares cast in the previous year. Factors that will be considered are:
›	Disclosed outreach efforts by the board to shareholders in the wake of the vote;
›	Rationale provided in the proxy statement for the level of implementation;
›	The subject matter of the proposal;
›	The level of support for and opposition to the resolution in past meetings;
›	Actions taken by the board in response to the majority vote and its engagement with shareholders;
›	The continuation of the underlying issue as a voting item on the ballot (as either shareholder or management proposals); and
›	Other factors as appropriate.
›	The board failed to act on takeover offers where the majority of shares are tendered;
›	At the previous board election, any director received more than 50 percent withhold/against votes of the shares cast and the company has failed to address the issue(s) that caused the high withhold/against vote.

Vote case-by-case on Compensation Committee members (or, in exceptional cases, the full board) and the Say on Pay proposal if:

›	The company’s previous say-on-pay received the support of less than 70 percent of votes cast. Factors that will be considered are:

›	The company's response, including:

›	Disclosure of engagement efforts with major institutional investors, including the frequency and timing of engagements and the company participants (including whether independent directors participated);

›	Disclosure of the specific concerns voiced by dissenting shareholders that led to the say-on-pay opposition;

›	Disclosure of specific and meaningful actions taken to address shareholders' concerns;

›	Other recent compensation actions taken by the company;
›	Whether the issues raised are recurring or isolated;
›	The company's ownership structure; and

›	Whether the support level was less than 50 percent, which would warrant the highest degree of responsiveness.

›	The board implements an advisory vote on executive compensation on a less frequent basis than the frequency that received the plurality of votes cast.

Accountability

Vote against or withhold from the entire board of directors (except new nominees4, who should be considered case-by- case) for the following:

4 A “new nominee” is any current nominee who has not already been elected by shareholders and who joined the board after the problematic action in question transpired. If ISS cannot determine whether the nominee joined the board before or after the problematic action transpired, the nominee will be considered a “new nominee” if he or she joined the board within the 12 months prior to the upcoming shareholder meeting.

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Problematic Takeover Defenses/Governance Structure

Poison Pills: Vote against or withhold from all nominees (except new nominees, who should be considered case-by- case) if:

›	The company has a poison pill that was not approved by shareholders[5]. However, vote case-by-case on nominees if the board adopts an initial pill with a term of one year or less, depending on the disclosed rationale for the adoption, and other factors as relevant (such as a commitment to put any renewal to a shareholder vote).

›	The board makes a material adverse modification to an existing pill, including, but not limited to, extension, renewal, or lowering the trigger, without shareholder approval.

Classified Board Structure: The board is classified, and a continuing director responsible for a problematic governance issue at the board/committee level that would warrant a withhold/against vote recommendation is not up for election. All appropriate nominees (except new) may be held accountable.

Removal of Shareholder Discretion on Classified Boards: The company has opted into, or failed to opt out of, state laws requiring a classified board structure.

Director Performance Evaluation: The board lacks mechanisms to promote accountability and oversight, coupled with sustained poor performance relative to peers. Sustained poor performance is measured by one-, three-, and five-year total shareholder returns in the bottom half of a company’s four-digit GICS industry group (Russell 3000 companies only). Take into consideration the company’s operational metrics and other factors as warranted. Problematic provisions include but are not limited to:

›	A classified board structure;
›	A supermajority vote requirement;
›	Either a plurality vote standard in uncontested director elections, or a majority vote standard in contested elections;
›	The inability of shareholders to call special meetings;
›	The inability of shareholders to act by written consent;
›	A multi-class capital structure; and/or
›	A non-shareholder-approved poison pill.

Unilateral Bylaw/Charter Amendments and Problematic Capital Structures: Generally vote against or withhold from directors individually, committee members, or the entire board (except new nominees, who should be considered case-by-case) if the board amends the company's bylaws or charter without shareholder approval in a manner that materially diminishes shareholders' rights or that could adversely impact shareholders, considering the following factors:

›	The board's rationale for adopting the bylaw/charter amendment without shareholder ratification;
›	Disclosure by the company of any significant engagement with shareholders regarding the amendment;
›	The level of impairment of shareholders' rights caused by the board's unilateral amendment to the bylaws/charter;
›	The board's track record with regard to unilateral board action on bylaw/charter amendments or other entrenchment provisions;
›	The company's ownership structure;
›	The company's existing governance provisions;
›	The timing of the board's amendment to the bylaws/charter in connection with a significant business development; and
›	Other factors, as deemed appropriate, that may be relevant to determine the impact of the amendment on shareholders.

5 Public shareholders only, approval prior to a company’s becoming public is insufficient.

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U.S. Proxy Voting Guidelines

Unless the adverse amendment is reversed or submitted to a binding shareholder vote, in subsequent years vote case- by-case on director nominees. Generally vote against (except new nominees, who should be considered case-by-case) if the directors:

›	Classified the board;
›	Adopted supermajority vote requirements to amend the bylaws or charter; or
›	Eliminated shareholders' ability to amend bylaws.

Problematic Governance Structure - Newly public companies: For newly public companies, generally vote against or withhold from directors individually, committee members, or the entire board (except new nominees, who should be considered case-by-case) if, prior to or in connection with the company's public offering, the company or its board adopted bylaw or charter provisions materially adverse to shareholder rights, or implemented a multi-class capital structure in which the classes have unequal voting rights considering the following factors:

›	The level of impairment of shareholders' rights;
›	The disclosed rationale;
›	The ability to change the governance structure (e.g., limitations on shareholders’ right to amend the bylaws or charter, or supermajority vote requirements to amend the bylaws or charter);
›	The ability of shareholders to hold directors accountable through annual director elections, or whether the company has a classified board structure;
›	Any reasonable sunset provision; and
›	Other relevant factors.

Unless the adverse provision and/or problematic capital structure is reversed or removed, vote case-by-case on director nominees in subsequent years.

Management Proposals to Ratify Existing Charter or Bylaw Provisions: Vote against/withhold from individual directors, members of the governance committee, or the full board, where boards ask shareholders to ratify existing charter or bylaw provisions considering the following factors:

›	The presence of a shareholder proposal addressing the same issue on the same ballot;
›	The board's rationale for seeking ratification;
›	Disclosure of actions to be taken by the board should the ratification proposal fail;
›	Disclosure of shareholder engagement regarding the board’s ratification request;
›	The level of impairment to shareholders' rights caused by the existing provision;
›	The history of management and shareholder proposals on the provision at the company’s past meetings;
›	Whether the current provision was adopted in response to the shareholder proposal;
›	The company's ownership structure; and
›	Previous use of ratification proposals to exclude shareholder proposals.

Restrictions on Shareholders’ Rights

Restricting Binding Shareholder Proposals: Generally vote against or withhold from the members of the governance committee if:

›	The company’s governing documents impose undue restrictions on shareholders’ ability to amend the bylaws.

Such restrictions include but are not limited to: outright prohibition on the submission of binding shareholder proposals or share ownership requirements or time holding requirements in excess of SEC Rule 14a-8. Vote against on an ongoing basis.

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Problematic Audit-Related Practices

Generally vote against or withhold from the members of the Audit Committee if:

›	The non-audit fees paid to the auditor are excessive;

›	The company receives an adverse opinion on the company’s financial statements from its auditor; or

›	There is persuasive evidence that the Audit Committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.

Vote case-by-case on members of the Audit Committee and potentially the full board if:

›	Poor accounting practices are identified that rise to a level of serious concern, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures. Examine the severity, breadth, chronological sequence, and duration, as well as the company’s efforts at remediation or corrective actions, in determining whether withhold/against votes are warranted.

Problematic Compensation Practices

In the absence of an Advisory Vote on Executive Compensation (Say on Pay) ballot item or in egregious situations, vote against or withhold from the members of the Compensation Committee and potentially the full board if:

›	There is an unmitigated misalignment between CEO pay and company performance (pay for performance):

›	The company maintains significant problematic pay practices; or

›	The board exhibits a significant level of poor communication and responsiveness to shareholders.

Generally vote against or withhold from the Compensation Committee chair, other committee members, or potentially the full board if:

›	The company fails to include a Say on Pay ballot item when required under SEC provisions, or under the company’s declared frequency of say on pay; or
›	The company fails to include a Frequency of Say on Pay ballot item when required under SEC provisions.

Generally vote against members of the board committee responsible for approving/setting non-employee director compensation if there is a pattern (i.e. two or more years) of awarding excessive non-employee director compensation without disclosing a compelling rationale or other mitigating factors.

Problematic Pledging of Company Stock:

Vote against the members of the committee that oversees risks related to pledging, or the full board, where a significant level of pledged company sto1ck by executives or directors raises concerns. The following factors will be considered:

›	The presence of an anti-pledging policy, disclosed in the proxy statement, that prohibits future pledging activity;

›	The magnitude of aggregate pledged shares in terms of total common shares outstanding, market value, and trading volume;

›	Disclosure of progress or lack thereof in reducing the magnitude of aggregate pledged shares over time;

›	Disclosure in the proxy statement that shares subject to stock ownership and holding requirements do not include pledged company stock; and

›	Any other relevant factors.

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U.S. Proxy Voting Guidelines

Governance Failures

Under extraordinary circumstances, vote against or withhold from directors individually, committee members, or the entire board, due to:

›	Material failures of governance, stewardship, risk oversight[6], or fiduciary responsibilities at the company;
›	Failure to replace management as appropriate; or
›	Egregious actions related to a director’s service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company.

Voting on Director Nominees in Contested Elections

Vote-No Campaigns

General Recommendation: In cases where companies are targeted in connection with public “vote-no” campaigns, evaluate director nominees under the existing governance policies for voting on director nominees in uncontested elections. Take into consideration the arguments submitted by shareholders and other publicly available information.

Proxy Contests/Proxy Access — Voting for Director Nominees in Contested Elections

General Recommendation: Vote case-by-case on the election of directors in contested elections, considering the following factors:

›	Long-term financial performance of the company relative to its industry;

›	Management’s track record;

›	Background to the contested election;

›	Nominee qualifications and any compensatory arrangements;

›	Strategic plan of dissident slate and quality of the critique against management;

›	Likelihood that the proposed goals and objectives can be achieved (both slates); and

›	Stock ownership positions.

In the case of candidates nominated pursuant to proxy access, vote case-by-case considering any applicable factors listed above or additional factors which may be relevant, including those that are specific to the company, to the nominee(s) and/or to the nature of the election (such as whether there are more candidates than board seats).

Other Board-Related Proposals

Adopt Anti-Hedging/Pledging/Speculative Investments Policy

General Recommendation: Generally vote for proposals seeking a policy that prohibits named executive officers from engaging in derivative or speculative transactions involving company stock, including hedging, holding stock in a margin account, or pledging stock as collateral for a loan. However, the company’s existing policies regarding responsible use of company stock will be considered.

Age/Term Limits

General Recommendation: Vote against management and shareholder proposals to limit the tenure of outside directors through mandatory retirement ages.

6 Examples of failure of risk oversight include but are not limited to: bribery; large or serial fines or sanctions from regulatory bodies; significant adverse legal judgments or settlement; or hedging of company stock.

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Vote against management proposals to limit the tenure of outside directors through term limits. However, scrutinize boards where the average tenure of all directors exceeds 15 years for independence from management and for sufficient turnover to ensure that new perspectives are being added to the board.

Board Size

General Recommendation: Vote for proposals seeking to fix the board size or designate a range for the board size.

Vote against proposals that give management the ability to alter the size of the board outside of a specified range without shareholder approval.

Classification/Declassification of the Board

General Recommendation: Vote against proposals to classify (stagger) the board. Vote for proposals to repeal classified boards and to elect all directors annually.

CEO Succession Planning

General Recommendation: Generally vote for proposals seeking disclosure on a CEO succession planning policy, considering, at a minimum, the following factors:
›	The reasonableness/scope of the request; and
›	The company’s existing disclosure on its current CEO succession planning process.

Cumulative Voting

General Recommendation: Generally vote against management proposals to eliminate cumulate voting, and for shareholder proposals to restore or provide for cumulative voting, unless:

›	The company has proxy access[7], thereby allowing shareholders to nominate directors to the company’s ballot; and
›	The company has adopted a majority vote standard, with a carve-out for plurality voting in situations where there are more nominees than seats, and a director resignation policy to address failed elections.

Vote for proposals for cumulative voting at controlled companies (insider voting power > 50%).

Director and Officer Indemnification and Liability Protection

General Recommendation: Vote case-by-case on proposals on director and officer indemnification and liability protection.

Vote against proposals that would:

›	Eliminate entirely directors' and officers' liability for monetary damages for violating the duty of care.
›	Expand coverage beyond just legal expenses to liability for acts that are more serious violations of fiduciary obligation than mere carelessness.
›	Expand the scope of indemnification to provide for mandatory indemnification of company officials in connection with acts that previously the company was permitted to provide indemnification for, at the discretion of the company's board (i.e., "permissive indemnification"), but that previously the company was not required to indemnify.

7 A proxy access right that meets the recommended guidelines.

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U.S. Proxy Voting Guidelines

Vote for only those proposals providing such expanded coverage in cases when a director’s or officer’s legal defense was unsuccessful if both of the following apply:

›	If the director was found to have acted in good faith and in a manner that s/he reasonably believed was in the best interests of the company; and
›	If only the director’s legal expenses would be covered.

Establish/Amend Nominee Qualifications

General Recommendation: Vote case-by-case on proposals that establish or amend director qualifications. Votes should be based on the reasonableness of the criteria and the degree to which they may preclude dissident nominees from joining the board.

Vote case-by-case on shareholder resolutions seeking a director nominee who possesses a particular subject matter expertise, considering:

›	The company’s board committee structure, existing subject matter expertise, and board nomination provisions relative to that of its peers;
›	The company’s existing board and management oversight mechanisms regarding the issue for which board oversight is sought;
›	The company’s disclosure and performance relating to the issue for which board oversight is sought and any significant related controversies; and
›	The scope and structure of the proposal.

Establish Other Board Committee Proposals

General Recommendation: Generally vote against shareholder proposals to establish a new board committee, as such proposals seek a specific oversight mechanism/structure that potentially limits a company’s flexibility to determine an appropriate oversight mechanism for itself. However, the following factors will be considered:

›	Existing oversight mechanisms (including current committee structure) regarding the issue for which board oversight is sought;
›	Level of disclosure regarding the issue for which board oversight is sought;
›	Company performance related to the issue for which board oversight is sought;
›	Board committee structure compared to that of other companies in its industry sector; and
›	The scope and structure of the proposal.

Filling Vacancies/Removal of Directors

General Recommendation: Vote against proposals that provide that directors may be removed only for cause.

Vote for proposals to restore shareholders’ ability to remove directors with or without cause.

Vote against proposals that provide that only continuing directors may elect replacements to fill board vacancies.

Vote for proposals that permit shareholders to elect directors to fill board vacancies.

Independent Chair (Separate Chair/CEO)

General Recommendation: Generally vote for shareholder proposals requiring that the chairman’s position be filled by an independent director, taking into consideration the following:

›	The scope of the proposal;
›	The company's current board leadership structure;
›	The company's governance structure and practices;

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›	Company performance; and
›	Any other relevant factors that may be applicable.

Regarding the scope of the proposal, consider whether the proposal is precatory or binding and whether the proposal is seeking an immediate change in the chairman role or the policy can be implemented at the next CEO transition.

Under the review of the company's board leadership structure, ISS may support the proposal under the following scenarios absent a compelling rationale: the presence of an executive or non-independent chair in addition to the CEO; a recent recombination of the role of CEO and chair; and/or departure from a structure with an independent chair. ISS will also consider any recent transitions in board leadership and the effect such transitions may have on independent board leadership as well as the designation of a lead director role.

When considering the governance structure, ISS will consider the overall independence of the board, the independence of key committees, the establishment of governance guidelines, board tenure and its relationship to CEO tenure, and any other factors that may be relevant. Any concerns about a company's governance structure will weigh in favor of support for the proposal.

The review of the company's governance practices may include, but is not limited to, poor compensation practices, material failures of governance and risk oversight, related-party transactions or other issues putting director independence at risk, corporate or management scandals, and actions by management or the board with potential or realized negative impact on shareholders. Any such practices may suggest a need for more independent oversight at the company thus warranting support of the proposal.

ISS' performance assessment will generally consider one-, three-, and five-year TSR compared to the company's peers and the market as a whole. While poor performance will weigh in favor of the adoption of an independent chair policy, strong performance over the long term will be considered a mitigating factor when determining whether the proposed leadership change warrants support.

Majority of Independent Directors/Establishment of Independent Committees

General Recommendation: Vote for shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by ISS’ definition of Independent Director (See ISS' Classification of Directors.)

Vote for shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors unless they currently meet that standard.

Majority Vote Standard for the Election of Directors

General Recommendation: Generally vote for management proposals to adopt a majority of votes cast standard for directors in uncontested elections. Vote against if no carve-out for a plurality vote standard in contested elections is included.

Generally vote for precatory and binding shareholder resolutions requesting that the board change the company’s bylaws to stipulate that directors need to be elected with an affirmative majority of votes cast, provided it does not conflict with the state law where the company is incorporated. Binding resolutions need to allow for a carve-out for a plurality vote standard when there are more nominees than board seats.

Companies are strongly encouraged to also adopt a post-election policy (also known as a director resignation policy) that will provide guidelines so that the company will promptly address the situation of a holdover director.

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U.S. Proxy Voting Guidelines

Proxy Access

General Recommendation: Generally vote for management and shareholder proposals for proxy access with the following provisions:

›	Ownership threshold: maximum requirement not more than three percent (3%) of the voting power;

›	Ownership duration: maximum requirement not longer than three (3) years of continuous ownership for each member of the nominating group;
›	Aggregation: minimal or no limits on the number of shareholders permitted to form a nominating group;
›	Cap: cap on nominees of generally twenty-five percent (25%) of the board.

Review for reasonableness any other restrictions on the right of proxy access.

Generally vote against proposals that are more restrictive than these guidelines.

Require More Nominees than Open Seats

General Recommendation: Vote against shareholder proposals that would require a company to nominate more candidates than the number of open board seats.

Shareholder Engagement Policy (Shareholder Advisory Committee)

General Recommendation: Generally vote for shareholder proposals requesting that the board establish an internal mechanism/process, which may include a committee, in order to improve communications between directors and shareholders, unless the company has the following features, as appropriate:

›	Established a communication structure that goes beyond the exchange requirements to facilitate the exchange of information between shareholders and members of the board;
›	Effectively disclosed information with respect to this structure to its shareholders;
›	Company has not ignored majority-supported shareholder proposals or a majority withhold vote on a director nominee; and
›	The company has an independent chairman or a lead director, according to ISS’ definition. This individual must be made available for periodic consultation and direct communication with major shareholders.

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U.S. Proxy Voting Guidelines

2.	AUDIT-RELATED

Auditor Indemnification and Limitation of Liability

General Recommendation: Vote case-by-case on the issue of auditor indemnification and limitation of liability. Factors to be assessed include, but are not limited to:

›	The terms of the auditor agreement—the degree to which these agreements impact shareholders' rights;
›	The motivation and rationale for establishing the agreements;
›	The quality of the company’s disclosure; and
›	The company’s historical practices in the audit area.

Vote against or withhold from members of an audit committee in situations where there is persuasive evidence that the audit committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.

Auditor Ratification

General Recommendation: Vote for proposals to ratify auditors unless any of the following apply:

›	An auditor has a financial interest in or association with the company, and is therefore not independent;
›	There is reason to believe that the independent auditor has rendered an opinion that is neither accurate nor indicative of the company’s financial position;
›	Poor accounting practices are identified that rise to a serious level of concern, such as fraud or misapplication of GAAP; or
›	Fees for non-audit services (“Other” fees) are excessive.

Non-audit fees are excessive if:

›	Non-audit (“other”) fees > audit fees + audit-related fees + tax compliance/preparation fees

Tax compliance and preparation include the preparation of original and amended tax returns and refund claims, and tax payment planning. All other services in the tax category, such as tax advice, planning, or consulting, should be added to “Other” fees. If the breakout of tax fees cannot be determined, add all tax fees to “Other” fees.

In circumstances where "Other" fees include fees related to significant one-time capital structure events (such as initial public offerings, bankruptcy emergence, and spin-offs) and the company makes public disclosure of the amount and nature of those fees that are an exception to the standard "non-audit fee" category, then such fees may be excluded from the non-audit fees considered in determining the ratio of non-audit to audit/audit-related fees/tax compliance and preparation for purposes of determining whether non-audit fees are excessive.

Shareholder Proposals Limiting Non-Audit Services

General Recommendation: Vote case-by-case on shareholder proposals asking companies to prohibit or limit their auditors from engaging in non-audit services.

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U.S. Proxy Voting Guidelines

Shareholder Proposals on Audit Firm Rotation

General Recommendation: Vote case-by-case on shareholder proposals asking for audit firm rotation, taking into account:

›	The tenure of the audit firm;
›	The length of rotation specified in the proposal;
›	Any significant audit-related issues at the company;
›	The number of Audit Committee meetings held each year;
›	The number of financial experts serving on the committee; and
›	Whether the company has a periodic renewal process where the auditor is evaluated for both audit quality and competitive price.

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3.	SHAREHOLDER RIGHTS & DEFENSES

Advance Notice Requirements for Shareholder Proposals/Nominations

General Recommendation: Vote case-by-case on advance notice proposals, giving support to those proposals which allow shareholders to submit proposals/nominations as close to the meeting date as reasonably possible and within the broadest window possible, recognizing the need to allow sufficient notice for company, regulatory, and shareholder review.

To be reasonable, the company’s deadline for shareholder notice of a proposal/nominations must not be more than 60 days prior to the meeting, with a submittal window of at least 30 days prior to the deadline. The submittal window is the period under which a shareholder must file his proposal/nominations prior to the deadline.

In general, support additional efforts by companies to ensure full disclosure in regard to a proponent’s economic and voting position in the company so long as the informational requirements are reasonable and aimed at providing shareholders with the necessary information to review such proposals.

Amend Bylaws without Shareholder Consent

General Recommendation: Vote against proposals giving the board exclusive authority to amend the bylaws.

Vote case-by-case on proposals giving the board the ability to amend the bylaws in addition to shareholders, taking into account the following:

›	Any impediments to shareholders' ability to amend the bylaws (i.e. supermajority voting requirements);
›	The company's ownership structure and historical voting turnout;
›	Whether the board could amend bylaws adopted by shareholders; and
›	Whether shareholders would retain the ability to ratify any board-initiated amendments.

Control Share Acquisition Provisions

Control share acquisition statutes function by denying shares their voting rights when they contribute to ownership in excess of certain thresholds. Voting rights for those shares exceeding ownership limits may only be restored by approval of either a majority or supermajority of disinterested shares. Thus, control share acquisition statutes effectively require a hostile bidder to put its offer to a shareholder vote or risk voting disenfranchisement if the bidder continues buying up a large block of shares.

General Recommendation: Vote for proposals to opt out of control share acquisition statutes unless doing so would enable the completion of a takeover that would be detrimental to shareholders.

Vote against proposals to amend the charter to include control share acquisition provisions.

Vote for proposals to restore voting rights to the control shares.

Control Share Cash-Out Provisions

Control share cash-out statutes give dissident shareholders the right to "cash-out" of their position in a company at the expense of the shareholder who has taken a control position. In other words, when an investor crosses a preset threshold level, remaining shareholders are given the right to sell their shares to the acquirer, who must buy them at the highest acquiring price.

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U.S. Proxy Voting Guidelines

General Recommendation: Vote for proposals to opt out of control share cash-out statutes.

Disgorgement Provisions

Disgorgement provisions require an acquirer or potential acquirer of more than a certain percentage of a company's stock to disgorge, or pay back, to the company any profits realized from the sale of that company's stock purchased 24 months before achieving control status. All sales of company stock by the acquirer occurring within a certain period of time (between 18 months and 24 months) prior to the investor's gaining control status are subject to these recapture- of-profits provisions.

General Recommendation: Vote for proposals to opt out of state disgorgement provisions.

Fair Price Provisions

General Recommendation: Vote case-by-case on proposals to adopt fair price provisions (provisions that stipulate that an acquirer must pay the same price to acquire all shares as it paid to acquire the control shares), evaluating factors such as the vote required to approve the proposed acquisition, the vote required to repeal the fair price provision, and the mechanism for determining the fair price.

Generally vote against fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

Freeze-Out Provisions

General Recommendation: Vote for proposals to opt out of state freeze-out provisions. Freeze-out provisions force an investor who surpasses a certain ownership threshold in a company to wait a specified period of time before gaining control of the company.

Greenmail

Greenmail payments are targeted share repurchases by management of company stock from individuals or groups seeking control of the company. Since only the hostile party receives payment, usually at a substantial premium over the market value of its shares, the practice discriminates against all other shareholders.

General Recommendation: Vote for proposals to adopt anti-greenmail charter or bylaw amendments or otherwise restrict a company’s ability to make greenmail payments.

Vote case-by-case on anti-greenmail proposals when they are bundled with other charter or bylaw amendments.

Litigation Rights (including Exclusive Venue and Fee-Shifting Bylaw Provisions)

Bylaw provisions impacting shareholders' ability to bring suit against the company may include exclusive venue provisions, which provide that the state of incorporation shall be the sole venue for certain types of litigation, and fee-shifting provisions that require a shareholder who sues a company unsuccessfully to pay all litigation expenses of the defendant corporation.

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U.S. Proxy Voting Guidelines

General Recommendation: Vote case-by-case on bylaws which impact shareholders' litigation rights, taking into account factors such as:

›	The company's stated rationale for adopting such a provision;
›	Disclosure of past harm from shareholder lawsuits in which plaintiffs were unsuccessful or shareholder lawsuits outside the jurisdiction of incorporation;
›	The breadth of application of the bylaw, including the types of lawsuits to which it would apply and the definition of key terms; and
›	Governance features such as shareholders' ability to repeal the provision at a later date (including the vote standard applied when shareholders attempt to amend the bylaws) and their ability to hold directors accountable through annual director elections and a majority vote standard in uncontested elections.

Generally vote against bylaws that mandate fee-shifting whenever plaintiffs are not completely successful on the merits (i.e., in cases where the plaintiffs are partially successful).

Unilateral adoption by the board of bylaw provisions which affect shareholders' litigation rights will be evaluated under ISS' policy on Unilateral Bylaw/Charter Amendments.

Net Operating Loss (NOL) Protective Amendments

General Recommendation: Vote against proposals to adopt a protective amendment for the stated purpose of protecting a company's net operating losses (NOL) if the effective term of the protective amendment would exceed the shorter of three years and the exhaustion of the NOL.

Vote case-by-case, considering the following factors, for management proposals to adopt an NOL protective amendment that would remain in effect for the shorter of three years (or less) and the exhaustion of the NOL:

›	The ownership threshold (NOL protective amendments generally prohibit stock ownership transfers that would result in a new 5-percent holder or increase the stock ownership percentage of an existing 5-percent holder);
›	The value of the NOLs;
›	Shareholder protection mechanisms (sunset provision or commitment to cause expiration of the protective amendment upon exhaustion or expiration of the NOL);
›	The company's existing governance structure including: board independence, existing takeover defenses, track record of responsiveness to shareholders, and any other problematic governance concerns; and
›	Any other factors that may be applicable.

Poison Pills (Shareholder Rights Plans)

Shareholder Proposals to Put Pill to a Vote and/or Adopt a Pill Policy

General Recommendation: Vote for shareholder proposals requesting that the company submit its poison pill to a shareholder vote or redeem it unless the company has: (1) A shareholder approved poison pill in place; or (2) The company has adopted a policy concerning the adoption of a pill in the future specifying that the board will only adopt a shareholder rights plan if either:
›	Shareholders have approved the adoption of the plan; or
›	The board, in its exercise of its fiduciary responsibilities, determines that it is in the best interest of shareholders under the circumstances to adopt a pill without the delay in adoption that would result from seeking stockholder approval (i.e., the “fiduciary out” provision). A poison pill adopted under this fiduciary out will be put to a shareholder ratification vote within 12 months of adoption or expire. If the pill is not approved by a majority of the votes cast on this issue, the plan will immediately terminate.

If the shareholder proposal calls for a time period of less than 12 months for shareholder ratification after adoption, vote for the proposal, but add the caveat that a vote within 12 months would be considered sufficient implementation.

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U.S. Proxy Voting Guidelines

Management Proposals to Ratify a Poison Pill

General Recommendation: Vote case-by-case on management proposals on poison pill ratification, focusing on the features of the shareholder rights plan. Rights plans should contain the following attributes:
›	No lower than a 20 percent trigger, flip-in or flip-over;
›	A term of no more than three years;
›	No dead-hand, slow-hand, no-hand, or similar feature that limits the ability of a future board to redeem the pill;
›	Shareholder redemption feature (qualifying offer clause); if the board refuses to redeem the pill 90 days after a qualifying offer is announced, 10 percent of the shares may call a special meeting or seek a written consent to vote on rescinding the pill.

In addition, the rationale for adopting the pill should be thoroughly explained by the company. In examining the request for the pill, take into consideration the company’s existing governance structure, including: board independence, existing takeover defenses, and any problematic governance concerns.

Management Proposals to Ratify a Pill to Preserve Net Operating Losses (NOLs)

General Recommendation: Vote against proposals to adopt a poison pill for the stated purpose of protecting a company’s net operating losses (NOL) if the term of the pill would exceed the shorter of three years and the exhaustion of the NOL.

Vote case-by-case on management proposals for poison pill ratification, considering the following factors, if the term of the pill would be the shorter of three years (or less) and the exhaustion of the NOL:

›	The ownership threshold to transfer (NOL pills generally have a trigger slightly below 5 percent);
›	The value of the NOLs;
›	Shareholder protection mechanisms (sunset provision, or commitment to cause expiration of the pill upon exhaustion or expiration of NOLs);
›	The company’s existing governance structure including: board independence, existing takeover defenses, track record of responsiveness to shareholders, and any other problematic governance concerns; and
›	Any other factors that may be applicable.

Proxy Voting Disclosure, Confidentiality, and Tabulation

General Recommendation: Vote case-by-case on proposals regarding proxy voting mechanics, taking into consideration whether implementation of the proposal is likely to enhance or protect shareholder rights. Specific issues covered under the policy include, but are not limited to, confidential voting of individual proxies and ballots, confidentiality of running vote tallies, and the treatment of abstentions and/or broker non-votes in the company’s vote-counting methodology.

While a variety of factors may be considered in each analysis, the guiding principles are: transparency, consistency, and fairness in the proxy voting process. The factors considered, as applicable to the proposal, may include:

›	The scope and structure of the proposal;
›	The company’s stated confidential voting policy (or other relevant policies) and whether it ensures a “level playing field” by providing shareholder proponents with equal access to vote information prior to the annual meeting;
›	The company’s vote standard for management and shareholder proposals and whether it ensures consistency and fairness in the proxy voting process and maintains the integrity of vote results;
›	Whether the company’s disclosure regarding its vote counting method and other relevant voting policies with respect to management and shareholder proposals are consistent and clear;
›	Any recent controversies or concerns related to the company’s proxy voting mechanics;
›	Any unintended consequences resulting from implementation of the proposal; and
›	Any other factors that may be relevant.

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Ratification Proposals: Management Proposals to Ratify Existing Charter or Bylaw Provisions

General Recommendation: Generally vote against management proposals to ratify provisions of the company’s existing charter or bylaws, unless these governance provisions align with best practice.

In addition, voting against/withhold from individual directors, members of the governance committee, or the full board may be warranted, considering:

›	The presence of a shareholder proposal addressing the same issue on the same ballot;
›	The board’s rationale for seeking ratification;
›	Disclosure of actions to be taken by the board should the ratification proposal fail;
›	Disclosure of shareholder engagement regarding the board’s ratification request;
›	The level of impairment to shareholders’ rights caused by the existing provision;
›	The history of management and shareholder proposals on the provision at the company’s past meetings;
›	Whether the current provision was adopted in response to the shareholder proposal;
›	The company’s ownership structure; and
›	Previous use of ratification proposals to exclude shareholder proposals.

Reimbursing Proxy Solicitation Expenses

General Recommendation: Vote case-by-case on proposals to reimburse proxy solicitation expenses.

When voting in conjunction with support of a dissident slate, vote for the reimbursement of all appropriate proxy solicitation expenses associated with the election.

Generally vote for shareholder proposals calling for the reimbursement of reasonable costs incurred in connection with nominating one or more candidates in a contested election where the following apply:

›	The election of fewer than 50 percent of the directors to be elected is contested in the election;
›	One or more of the dissident’s candidates is elected;
›	Shareholders are not permitted to cumulate their votes for directors; and
›	The election occurred, and the expenses were incurred, after the adoption of this bylaw.

Reincorporation Proposals

General Recommendation: Management or shareholder proposals to change a company’s state of incorporation should be evaluated case-by-case, giving consideration to both financial and corporate governance concerns including the following:
›	Reasons for reincorporation;
›	Comparison of company’s governance practices and provisions prior to and following the reincorporation; and
›	Comparison of corporation laws of original state and destination state.

Vote for reincorporation when the economic factors outweigh any neutral or negative governance changes.

Shareholder Ability to Act by Written Consent

General Recommendation: Generally vote against management and shareholder proposals to restrict or prohibit shareholders’ ability to act by written consent.

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U.S. Proxy Voting Guidelines

Generally vote for management and shareholder proposals that provide shareholders with the ability to act by written consent, taking into account the following factors:

›	Shareholders’ current right to act by written consent;
›	The consent threshold;
›	The inclusion of exclusionary or prohibitive language;
›	Investor ownership structure; and
›	Shareholder support of, and management’s response to, previous shareholder proposals.

Vote case-by-case on shareholder proposals if, in addition to the considerations above, the company has the following governance and antitakeover provisions:

›	An unfettered[8] right for shareholders to call special meetings at a 10 percent threshold;
›	A majority vote standard in uncontested director elections;
›	No non-shareholder-approved pill; and
›	An annually elected board.

Shareholder Ability to Call Special Meetings

General Recommendation: Vote against management or shareholder proposals to restrict or prohibit shareholders’ ability to call special meetings.

Generally vote for management or shareholder proposals that provide shareholders with the ability to call special meetings taking into account the following factors:

›	Shareholders’ current right to call special meetings;
›	Minimum ownership threshold necessary to call special meetings (10 percent preferred);
›	The inclusion of exclusionary or prohibitive language;
›	Investor ownership structure; and
›	Shareholder support of, and management’s response to, previous shareholder proposals.

Stakeholder Provisions

General Recommendation: Vote against proposals that ask the board to consider non-shareholder constituencies or other non-financial effects when evaluating a merger or business combination.

State Antitakeover Statutes

General Recommendation: Vote case-by-case on proposals to opt in or out of state takeover statutes (including fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, and anti-greenmail provisions).

Supermajority Vote Requirements

General Recommendation: Vote against proposals to require a supermajority shareholder vote.

8 “Unfettered” means no restrictions on agenda items, no restrictions on the number of shareholders who can group together to reach the 10 percent threshold, and only reasonable limits on when a meeting can be called: no greater than 30 days after the last annual meeting and no greater than 90 prior to the next annual meeting.

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U.S. Proxy Voting Guidelines

Vote for management or shareholder proposals to reduce supermajority vote requirements. However, for companies with shareholder(s) who have significant ownership levels, vote case-by-case, taking into account:

›	Ownership structure;
›	Quorum requirements; and
›	Vote requirements.

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U.S. Proxy Voting Guidelines

4.	CAPITAL/RESTRUCTURING

Capital

Adjustments to Par Value of Common Stock

General Recommendation: Vote for management proposals to reduce the par value of common stock unless the action is being taken to facilitate an anti-takeover device or some other negative corporate governance action.

Vote for management proposals to eliminate par value.

Common Stock Authorization

General Recommendation: Vote for proposals to increase the number of authorized common shares where the primary purpose of the increase is to issue shares in connection with a transaction on the same ballot that warrants support.

Vote against proposals at companies with more than one class of common stock to increase the number of authorized shares of the class of common stock that has superior voting rights.

Vote against proposals to increase the number of authorized common shares if a vote for a reverse stock split on the same ballot is warranted despite the fact that the authorized shares would not be reduced proportionally.

Vote case-by-case on all other proposals to increase the number of shares of common stock authorized for issuance. Take into account company-specific factors that include, at a minimum, the following:

›	Past Board Performance:
›	The company’s use of authorized shares during the last three years;

›	The Current Request:
›	Disclosure in the proxy statement of the specific purposes of the proposed increase;
›	Disclosure in the proxy statement of specific and severe risks to shareholders of not approving the request; and
›	The dilutive impact of the request as determined relative to an allowable increase calculated by ISS (typically 100 percent of existing authorized shares) that reflects the company’s need for shares and total shareholder returns.

ISS will apply the relevant allowable increase below to requests to increase common stock that are for general corporate purposes (or to the general corporate purposes portion of a request that also includes a specific need):

A.	Most companies: 100 percent of existing authorized shares.
B.	Companies with less than 50 percent of existing authorized shares either outstanding or reserved for issuance: 50 percent of existing authorized shares.
C.	Companies with one- and three-year total shareholder returns (TSRs) in the bottom 10 percent of the U.S. market as of the end of the calendar quarter that is closest to their most recent fiscal year end: 50 percent of existing authorized shares.
D.	Companies at which both conditions (B and C) above are both present: 25 percent of existing authorized shares.

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If there is an acquisition, private placement, or similar transaction on the ballot (not including equity incentive plans) that ISS is recommending FOR, the allowable increase will be the greater of (i) twice the amount needed to support the transactions on the ballot, and (ii) the allowable increase as calculated above.

Dual Class Structure

General Recommendation: Generally vote against proposals to create a new class of common stock unless:

›	The company discloses a compelling rationale for the dual-class capital structure, such as:
›	The company’s auditor has concluded that there is substantial doubt about the company’s ability to continue as a going concern; or
›	The new class of shares will be transitory;
›	The new class is intended for financing purposes with minimal or no dilution to current shareholders in both the short term and long term; and
›	The new class is not designed to preserve or increase the voting power of an insider or significant shareholder.

Issue Stock for Use with Rights Plan

General Recommendation: Vote against proposals that increase authorized common stock for the explicit purpose of implementing a non-shareholder-approved shareholder rights plan (poison pill).

Preemptive Rights

General Recommendation: Vote case-by-case on shareholder proposals that seek preemptive rights, taking into consideration:

›	The size of the company;
›	The shareholder base; and
›	The liquidity of the stock.

Preferred Stock Authorization

General Recommendation: Vote for proposals to increase the number of authorized preferred shares where the primary purpose of the increase is to issue shares in connection with a transaction on the same ballot that warrants support.

Vote against proposals at companies with more than one class or series of preferred stock to increase the number of authorized shares of the class or series of preferred stock that has superior voting rights.

Vote case-by-case on all other proposals to increase the number of shares of preferred stock authorized for issuance. Take into account company-specific factors that include, at a minimum, the following:

›	Past Board Performance:
›	The company’s use of authorized preferred shares during the last three years;

›	The Current Request:
›	Disclosure in the proxy statement of the specific purposes for the proposed increase;
›	Disclosure in the proxy statement of specific and severe risks to shareholders of not approving the request;
›	In cases where the company has existing authorized preferred stock, the dilutive impact of the request as determined by an allowable increase calculated by ISS (typically 100 percent of existing authorized shares) that reflects the company’s need for shares and total shareholder returns; and
›	Whether the shares requested are blank check preferred shares that can be used for antitakeover purposes.

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U.S. Proxy Voting Guidelines

Recapitalization Plans

General Recommendation: Vote case-by-case on recapitalizations (reclassifications of securities), taking into account the following:

›	More simplified capital structure;
›	Enhanced liquidity;
›	Fairness of conversion terms;
›	Impact on voting power and dividends;
›	Reasons for the reclassification;
›	Conflicts of interest; and
›	Other alternatives considered.

Reverse Stock Splits

General Recommendation: Vote for management proposals to implement a reverse stock split if:

›	The number of authorized shares will be proportionately reduced; or
›	The effective increase in authorized shares is equal to or less than the allowable increase calculated in accordance with ISS’ Common Stock Authorization policy.

Vote case-by-case on proposals that do not meet either of the above conditions, taking into consideration the following factors:

›	Stock exchange notification to the company of a potential delisting;
›	Disclosure of substantial doubt about the company’s ability to continue as a going concern without additional financing;
›	The company’s rationale; or
›	Other factors as applicable.

Share Repurchase Programs

General Recommendation: Vote for management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

Stock Distributions: Splits and Dividends

General Recommendation: Generally vote for management proposals to increase the common share authorization for stock split or stock dividend, provided that the effective increase in authorized shares is equal to or is less than the allowable increase calculated in accordance with ISS’ Common Stock Authorization policy.

Tracking Stock

General Recommendation: Vote case-by-case on the creation of tracking stock, weighing the strategic value of the transaction against such factors as:

›	Adverse governance changes;
›	Excessive increases in authorized capital stock;
›	Unfair method of distribution;
›	Diminution of voting rights;
›	Adverse conversion features;

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U.S. Proxy Voting Guidelines

›	Negative impact on stock option plans; and
›	Alternatives such as spin-off.

Restructuring

Appraisal Rights

General Recommendation: Vote for proposals to restore or provide shareholders with rights of appraisal.

Asset Purchases

General Recommendation: Vote case-by-case on asset purchase proposals, considering the following factors:

›	Purchase price;
›	Fairness opinion;
›	Financial and strategic benefits;
›	How the deal was negotiated;
›	Conflicts of interest;
›	Other alternatives for the business;
›	Non-completion risk.

Asset Sales

General Recommendation: Vote case-by-case on asset sales, considering the following factors:

›	Impact on the balance sheet/working capital;
›	Potential elimination of diseconomies;
›	Anticipated financial and operating benefits;
›	Anticipated use of funds;
›	Value received for the asset;
›	Fairness opinion;
›	How the deal was negotiated;
›	Conflicts of interest.

Bundled Proposals

General Recommendation: Vote case-by-case on bundled or “conditional” proxy proposals. In the case of items that are conditioned upon each other, examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders’ best interests, vote against the proposals. If the combined effect is positive, support such proposals.

Conversion of Securities

General Recommendation: Vote case-by-case on proposals regarding conversion of securities. When evaluating these proposals, the investor should review the dilution to existing shareholders, the conversion price relative to market value, financial issues, control issues, termination penalties, and conflicts of interest.

Vote for the conversion if it is expected that the company will be subject to onerous penalties or will be forced to file for bankruptcy if the transaction is not approved.

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U.S.Proxy Voting Guidelines

Corporate Reorganization/Debt Restructuring/Prepackaged Bankruptcy Plans/Reverse Leveraged Buyouts/Wrap Plans

General Recommendation: Vote case-by-case on proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan, after evaluating:

›	Dilution to existing shareholders' positions;
›	Terms of the offer - discount/premium in purchase price to investor, including any fairness opinion; termination penalties; exit strategy;
›	Financial issues - company's financial situation; degree of need for capital; use of proceeds; effect of the financing on the company's cost of capital;
›	Management's efforts to pursue other alternatives;
›	Control issues - change in management; change in control, guaranteed board and committee seats; standstill provisions; voting agreements; veto power over certain corporate actions; and
›	Conflict of interest - arm's length transaction, managerial incentives.

Vote for the debt restructuring if it is expected that the company will file for bankruptcy if the transaction is not approved.

Formation of Holding Company

General Recommendation: Vote case-by-case on proposals regarding the formation of a holding company, taking into consideration the following:

›	The reasons for the change;
›	Any financial or tax benefits;
›	Regulatory benefits;
›	Increases in capital structure; and
›	Changes to the articles of incorporation or bylaws of the company.

Absent compelling financial reasons to recommend for the transaction, vote against the formation of a holding company if the transaction would include either of the following:

›	Increases in common or preferred stock in excess of the allowable maximum (see discussion under “Capital”); or
›	Adverse changes in shareholder rights.

Going Private and Going Dark Transactions (LBOs and Minority Squeeze-outs)

General Recommendation: Vote case-by-case on going private transactions, taking into account the following:

›	Offer price/premium;
›	Fairness opinion;
›	How the deal was negotiated;
›	Conflicts of interest;
›	Other alternatives/offers considered; and
›	Non-completion risk.

Vote case-by-case on going dark transactions, determining whether the transaction enhances shareholder value by taking into consideration:

›	Whether the company has attained benefits from being publicly-traded (examination of trading volume, liquidity, and market research of the stock);

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›	Balanced interests of continuing vs. cashed-out shareholders, taking into account the following:
›	Are all shareholders able to participate in the transaction?
›	Will there be a liquid market for remaining shareholders following the transaction?
›	Does the company have strong corporate governance?
›	Will insiders reap the gains of control following the proposed transaction?
›	Does the state of incorporation have laws requiring continued reporting that may benefit shareholders?

Joint Ventures

General Recommendation: Vote case-by-case on proposals to form joint ventures, taking into account the following:

›	Percentage of assets/business contributed;
›	Percentage ownership;
›	Financial and strategic benefits;
›	Governance structure;
›	Conflicts of interest;
›	Other alternatives; and
›	Non-completion risk.

Liquidations

General Recommendation: Vote case-by-case on liquidations, taking into account the following:

›	Management’s efforts to pursue other alternatives;
›	Appraisal value of assets; and
›	The compensation plan for executives managing the liquidation.

Vote for the liquidation if the company will file for bankruptcy if the proposal is not approved.

Mergers and Acquisitions

General Recommendation: Vote case-by-case on mergers and acquisitions. Review and evaluate the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:

›	Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, emphasis is placed on the offer premium, market reaction, and strategic rationale.
›	Market reaction - How has the market responded to the proposed deal? A negative market reaction should cause closer scrutiny of a deal.
›	Strategic rationale - Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.
›	Negotiations and process - Were the terms of the transaction negotiated at arm's-length? Was the process fair and equitable? A fair process helps to ensure the best price for shareholders. Significant negotiation "wins" can also signify the deal makers' competency. The comprehensiveness of the sales process (e.g., full auction, partial auction, no auction) can also affect shareholder value.
›	Conflicts of interest - Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? As the result of potential conflicts, the directors and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests. Consider whether these interests may have influenced these directors and officers to support or recommend the merger. The CIC figure presented in the "ISS Transaction Summary" section of this report is an aggregate figure that can in certain cases be a misleading indicator of the true value transfer from shareholders to insiders. Where such figure appears to be excessive, analyze the underlying assumptions to determine whether a potential conflict exists.
›	Governance - Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

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U.S.Proxy Voting Guidelines

Private Placements/Warrants/Convertible Debentures

General Recommendation: Vote case-by-case on proposals regarding private placements, warrants, and convertible debentures taking into consideration:

›	Dilution to existing shareholders' position: The amount and timing of shareholder ownership dilution should be weighed against the needs and proposed shareholder benefits of the capital infusion. Although newly issued common stock, absent preemptive rights, is typically dilutive to existing shareholders, share price appreciation is often the necessary event to trigger the exercise of "out of the money" warrants and convertible debt. In these instances from a value standpoint, the negative impact of dilution is mitigated by the increase in the company's stock price that must occur to trigger the dilutive event.

›	Terms of the offer (discount/premium in purchase price to investor, including any fairness opinion, conversion features, termination penalties, exit strategy):

›	The terms of the offer should be weighed against the alternatives of the company and in light of company's financial condition. Ideally, the conversion price for convertible debt and the exercise price for warrants should be at a premium to the then prevailing stock price at the time of private placement.

›	When evaluating the magnitude of a private placement discount or premium, consider factors that influence the discount or premium, such as, liquidity, due diligence costs, control and monitoring costs, capital scarcity, information asymmetry, and anticipation of future performance.

›	Financial issues:
›	The company's financial condition;
›	Degree of need for capital;
›	Use of proceeds;
›	Effect of the financing on the company's cost of capital;
›	Current and proposed cash burn rate;
›	Going concern viability and the state of the capital and credit markets.

›	Management’s efforts to pursue alternatives and whether the company engaged in a process to evaluate alternatives: A fair, unconstrained process helps to ensure the best price for shareholders. Financing alternatives can include joint ventures, partnership, merger, or sale of part or all of the company.

›	Control issues:
›	Change in management;
›	Change in control;
›	Guaranteed board and committee seats;
›	Standstill provisions;
›	Voting agreements;
›	Veto power over certain corporate actions; and
›	Minority versus majority ownership and corresponding minority discount or majority control premium.

›	Conflicts of interest:
›	Conflicts of interest should be viewed from the perspective of the company and the investor.

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›	Were the terms of the transaction negotiated at arm's length? Are managerial incentives aligned with shareholder interests?
›	Market reaction:
›	The market's response to the proposed deal. A negative market reaction is a cause for concern. Market reaction may be addressed by analyzing the one day impact on the unaffected stock price.

Vote for the private placement, or for the issuance of warrants and/or convertible debentures in a private placement, if it is expected that the company will file for bankruptcy if the transaction is not approved.

Reorganization/Restructuring Plan (Bankruptcy)

General Recommendation: Vote case-by-case on proposals to common shareholders on bankruptcy plans of reorganization, considering the following factors including, but not limited to:

›	Estimated value and financial prospects of the reorganized company;
›	Percentage ownership of current shareholders in the reorganized company;
›	Whether shareholders are adequately represented in the reorganization process (particularly through the existence of an Official Equity Committee);
›	The cause(s) of the bankruptcy filing, and the extent to which the plan of reorganization addresses the cause(s);
›	Existence of a superior alternative to the plan of reorganization; and
›	Governance of the reorganized company.

Special Purpose Acquisition Corporations (SPACs)

General Recommendation: Vote case-by-case on SPAC mergers and acquisitions taking into account the following:

›	Valuation - Is the value being paid by the SPAC reasonable? SPACs generally lack an independent fairness opinion and the financials on the target may be limited. Compare the conversion price with the intrinsic value of the target company provided in the fairness opinion. Also, evaluate the proportionate value of the combined entity attributable to the SPAC IPO shareholders versus the pre-merger value of SPAC. Additionally, a private company discount may be applied to the target, if it is a private entity.
›	Market reaction - How has the market responded to the proposed deal? A negative market reaction may be a cause for concern. Market reaction may be addressed by analyzing the one-day impact on the unaffected stock price.
›	Deal timing - A main driver for most transactions is that the SPAC charter typically requires the deal to be complete within 18 to 24 months, or the SPAC is to be liquidated. Evaluate the valuation, market reaction, and potential conflicts of interest for deals that are announced close to the liquidation date.
›	Negotiations and process - What was the process undertaken to identify potential target companies within specified industry or location specified in charter? Consider the background of the sponsors.
›	Conflicts of interest - How are sponsors benefiting from the transaction compared to IPO shareholders? Potential conflicts could arise if a fairness opinion is issued by the insiders to qualify the deal rather than a third party or if management is encouraged to pay a higher price for the target because of an 80 percent rule (the charter requires that the fair market value of the target is at least equal to 80 perecnt of net assets of the SPAC). Also, there may be sense of urgency by the management team of the SPAC to close the deal since its charter typically requires a transaction to be completed within the 18-24 month timeframe.
›	Voting agreements - Are the sponsors entering into enter into any voting agreements/tender offers with shareholders who are likely to vote against the proposed merger or exercise conversion rights?
›	Governance - What is the impact of having the SPAC CEO or founder on key committees following the proposed merger?

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Special Purpose Acquisition Corporations (SPACs) - Proposals for Extensions

General Recommendation: Vote case-by-case on SPAC extension proposals taking into account the length of the requested extension, the status of any pending transaction(s) or progression of the acquisition process, any added incentive for non-redeeming shareholders, and any prior extension requests.

›	Length of request: Typically, extension requests range from two to six months, depending on the progression of the SPAC's acquistion process.
›	Pending transaction(s) or progression of the acquisition process: Sometimes an intial business combination was already put to a shareholder vote, but, for varying reasons, the transaction could not be consummated by the termination date and the SPAC is requesting an extension. Other times, the SPAC has entered into a definitive transaction agreement, but needs additional time to consummate or hold the shareholder meeting.
›	Added incentive for non-redeeming shareholders: Sometimes the SPAC sponsor (or other insiders) will contribute, typically as a loan to the company, additional funds that will be added to the redemption value of each public share as long as such shares are not redeemed in connection with the extension request. The purpose of the "equity kicker" is to incentivize shareholders to hold their shares through the end of the requested extension or until the time the transaction is put to a shareholder vote, rather than electing redeemption at the extension proposal meeting.
›	Prior extension requests: Some SPACs request additional time beyond the extension period sought in prior extension requests.

Spin-offs

General Recommendation: Vote case-by-case on spin-offs, considering:

›	Tax and regulatory advantages;
›	Planned use of the sale proceeds;
›	Valuation of spinoff;
›	Fairness opinion;
›	Benefits to the parent company;
›	Conflicts of interest;
›	Managerial incentives;
›	Corporate governance changes;
›	Changes in the capital structure.

Value Maximization Shareholder Proposals

General Recommendation:Vote case-by-case on shareholder proposals seeking to maximize shareholder value by:

›	Hiring a financial advisor to explore strategic alternatives;
›	Selling the company; or
›	Liquidating the company and distributing the proceeds to shareholders.

These proposals should be evaluated based on the following factors:

›	Prolonged poor performance with no turnaround in sight;
›	Signs of entrenched board and management (such as the adoption of takeover defenses);
›	Strategic plan in place for improving value;
›	Likelihood of receiving reasonable value in a sale or dissolution; and
›	The company actively exploring its strategic options, including retaining a financial advisor.

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5.	COMPENSATION

Executive Pay Evaluation

Underlying all evaluations are five global principles that most investors expect corporations to adhere to in designing and administering executive and director compensation programs:

1.	Maintain appropriate pay-for-performance alignment, with emphasis on long-term shareholder value: This principle encompasses overall executive pay practices, which must be designed to attract, retain, and appropriately motivate the key employees who drive shareholder value creation over the long term. It will take into consideration, among other factors, the link between pay and performance; the mix between fixed and variable pay; performance goals; and equity-based plan costs;
2.	Avoid arrangements that risk “pay for failure”: This principle addresses the appropriateness of long or indefinite contracts, excessive severance packages, and guaranteed compensation;
3.	Maintain an independent and effective compensation committee: This principle promotes oversight of executive pay programs by directors with appropriate skills, knowledge, experience, and a sound process for compensation decision-making (e.g., including access to independent expertise and advice when needed);
4.	Provide shareholders with clear, comprehensive compensation disclosures: This principle underscores the importance of informative and timely disclosures that enable shareholders to evaluate executive pay practices fully and fairly;
5.	Avoid inappropriate pay to non-executive directors: This principle recognizes the interests of shareholders in ensuring that compensation to outside directors is reasonable and does not compromise their independence and ability to make appropriate judgments in overseeing managers’ pay and performance. At the market level, it may incorporate a variety of generally accepted best practices.

Advisory Votes on Executive Compensation—Management Proposals (Management Say-on- Pay)

General Recommendation: Vote case-by-case on ballot items related to executive pay and practices, as well as certain aspects of outside director compensation.

Vote against Advisory Votes on Executive Compensation (Say-on-Pay or “SOP”) if:

›	There is an unmitigated misalignment between CEO pay and company performance (pay for performance);
›	The company maintains significant problematic pay practices;
›	The board exhibits a significant level of poor communication and responsiveness to shareholders.

Vote against or withhold from the members of the Compensation Committee and potentially the full board if:

›	There is no SOP on the ballot, and an against vote on an SOP would otherwise be warranted due to pay-for- performance misalignment, problematic pay practices, or the lack of adequate responsiveness on compensation issues raised previously, or a combination thereof;
›	The board fails to respond adequately to a previous SOP proposal that received less than 70 percent support of votes cast;
›	The company has recently practiced or approved problematic pay practices, such as option repricing or option backdating; or
›	The situation is egregious.

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Primary Evaluation Factors for Executive Pay

Pay-for-Performance Evaluation

ISS annually conducts a pay-for-performance analysis to identify strong or satisfactory alignment between pay and performance over a sustained period. With respect to companies in the S&P1500, Russell 3000, or Russell 3000E Indices9, this analysis considers the following:

1.	Peer Group[10] Alignment:

›	The degree of alignment between the company’s annualized TSR rank and the CEO’s annualized total pay rank within a peer group, each measured over a three-year period.
›	The rankings of CEO total pay and company financial performance within a peer group, each measured over a three-year period.
›	The multiple of the CEO’s total pay relative to the peer group median in the most recent fiscal year.

2.	Absolute Alignment[11] – the absolute alignment between the trend in CEO pay and company TSR over the prior five fiscal years – i.e., the difference between the trend in annual pay changes and the trend in annualized TSR during the period.

If the above analysis demonstrates significant unsatisfactory long-term pay-for-performance alignment or, in the case of companies outside the Russell indices, misaligned pay and performance are otherwise suggested, our analysis may include any of the following qualitative factors, as relevant to evaluating how various pay elements may work to encourage or to undermine long-term value creation and alignment with shareholder interests:

›	The ratio of performance- to time-based incentive awards;
›	The overall ratio of performance-based compensation;
›	The completeness of disclosure and rigor of performance goals;
›	The company’s peer group benchmarking practices;
›	Actual results of financial/operational metrics, both absolute and relative to peers;
›	Special circumstances related to, for example, a new CEO in the prior FY or anomalous equity grant practices (e.g., bi-annual awards);
›	Realizable pay[12] compared to grant pay; and
›	Any other factors deemed relevant.

Problematic Pay Practices

The focus is on executive compensation practices that contravene the global pay principles, including:

›	Problematic practices related to non-performance-based compensation elements;
›	Incentives that may motivate excessive risk-taking or present a windfall risk; and
›	Pay decisions that circumvent pay-for-performance, such as options backdating or waiving performance requirements.

9 The Russell 3000E Index includes approximately 4,000 of the largest U.S. equity securities.

10 The revised peer group is generally comprised of 14-24 companies that are selected using market cap, revenue (or assets for certain financial firms), GICS industry group, and company’s selected peers’ GICS industry group, with size constraints, via a process designed to select peers that are comparable to the subject company in terms of revenue/assets and industry, and also within a market-cap bucket that is reflective of the company’s. For Oil, Gas & Consumable Fuels companies, market cap is the only size determinant.

11 Only Russell 3000 Index companies are subject to the Absolute Alignment analysis.

12 ISS research reports include realizable pay for S&P1500 companies.

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Problematic Pay Practices related to Non-Performance-Based Compensation Elements

Pay elements that are not directly based on performance are generally evaluated case-by-case considering the context of a company’s overall pay program and demonstrated pay-for-performance philosophy. Please refer to ISS’ U.S. Compensation Policies FAQ document for detail on specific pay practices that have been identified as potentially problematic and may lead to negative recommendations if they are deemed to be inappropriate or unjustified relative to executive pay best practices. The list below highlights the problematic practices that carry significant weight in this overall consideration and may result in adverse vote recommendations:

›	Repricing or replacing of underwater stock options/SARS without prior shareholder approval (including cash buyouts and voluntary surrender of underwater options);
›	Extraordinary perquisites or tax gross-ups;
›	New or materially amended agreements that provide for:
›	Excessive termination or CIC severance payments (generally exceeding 3 times base salary and average/target/most recent bonus);
›	CIC severance payments without involuntary job loss or substantial diminution of duties (“single” or “modified single” triggers) or in connection with a problematic Good Reason definition;
›	CIC excise tax gross-up entitlements (including “modified” gross-ups);
›	Multi-year guaranteed awards that are not at risk due to rigorous performance conditions;
›	Liberal CIC definition combined with any single-trigger CIC benefits;
›	Insufficient executive compensation disclosure by externally-managed issuers (EMIs) such that a reasonable assessment of pay programs and practices applicable to the EMI’s executives is not possible;
›	Any other provision or practice deemed to be egregious and present a significant risk to investors.

Options Backdating

The following factors should be examined case-by-case to allow for distinctions to be made between “sloppy” plan administration versus deliberate action or fraud:

›	Reason and motive for the options backdating issue, such as inadvertent vs. deliberate grant date changes;
›	Duration of options backdating;
›	Size of restatement due to options backdating;
›	Corrective actions taken by the board or compensation committee, such as canceling or re-pricing backdated options, the recouping of option gains on backdated grants; and
›	Adoption of a grant policy that prohibits backdating, and creates a fixed grant schedule or window period for equity grants in the future.

Compensation Committee Communications and Responsiveness

Consider the following factors case-by-case when evaluating ballot items related to executive pay on the board’s responsiveness to investor input and engagement on compensation issues:

›	Failure to respond to majority-supported shareholder proposals on executive pay topics; or
›	Failure to adequately respond to the company’s previous say-on-pay proposal that received the support of less than 70 percent of votes cast, taking into account:
›	The company’s response, including:
›	Disclosure of engagement efforts with major institutional investors, including the frequency and timing of engagements and the company participants (including whether independent directors participated);

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›	Disclosure of the specific concerns voiced by dissenting shareholders that led to the say-on-pay opposition;
›	Disclosure of specific and meaningful actions taken to address shareholders’ concerns;
›	Other recent compensation actions taken by the company;
›	Whether the issues raised are recurring or isolated;
›	The company’s ownership structure; and
›	Whether the support level was less than 50 percent, which would warrant the highest degree of responsiveness.

Frequency of Advisory Vote on Executive Compensation (“Say When on Pay”)

General Recommendation: Vote for annual advisory votes on compensation, which provide the most consistent and clear communication channel for shareholder concerns about companies’ executive pay programs.

Voting on Golden Parachutes in an Acquisition, Merger, Consolidation, or Proposed Sale

General Recommendation: Vote case-by-case on say on Golden Parachute proposals, including consideration of existing change-in-control arrangements maintained with named executive officers rather than focusing primarily on new or extended arrangements.

Features that may result in an “against” recommendation include one or more of the following, depending on the number, magnitude, and/or timing of issue(s):

›	Single- or modified-single-trigger cash severance;
›	Single-trigger acceleration of unvested equity awards;
›	Full acceleration of equity awards granted shortly before the change in control;
›	Acceleration of performance awards above the target level of performance without compelling rationale;
›	Excessive cash severance (generally >3x base salary and bonus);
›	Excise tax gross-ups triggered and payable;
›	Excessive golden parachute payments (on an absolute basis or as a percentage of transaction equity value); or
›	Recent amendments that incorporate any problematic features (such as those above) or recent actions (such as extraordinary equity grants) that may make packages so attractive as to influence merger agreements that may not be in the best interests of shareholders; or
›	The company’s assertion that a proposed transaction is conditioned on shareholder approval of the golden parachute advisory vote.

Recent amendment(s) that incorporate problematic features will tend to carry more weight on the overall analysis. However, the presence of multiple legacy problematic features will also be closely scrutinized.

In cases where the golden parachute vote is incorporated into a company’s advisory vote on compensation (management say-on-pay), ISS will evaluate the say-on-pay proposal in accordance with these guidelines, which may give higher weight to that component of the overall evaluation.

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Equity-Based and Other Incentive Plans

Please refer to ISS’ U.S. Equity Compensation Plans FAQ document for additional details on the Equity Plan Scorecard policy.

General Recommendation: Vote case-by-case on certain equity-based compensation plans[13] depending on a combination of certain plan features and equity grant practices, where positive factors may counterbalance negative factors, and vice versa, as evaluated using an “Equity Plan Scorecard” (EPSC) approach with three pillars:

›	Plan Cost: The total estimated cost of the company’s equity plans relative to industry/market cap peers, measured by the company’s estimated Shareholder Value Transfer (SVT) in relation to peers and considering both:
›	SVT based on new shares requested plus shares remaining for future grants, plus outstanding unvested/unexercised grants; and
›	SVT based only on new shares requested plus shares remaining for future grants.

›	Plan Features:
›	Quality of disclosure around vesting upon a change in control (CIC);
›	Discretionary vesting authority;
›	Liberal share recycling on various award types;
›	Lack of minimum vesting period for grants made under the plan;
›	Dividends payable prior to award vesting.

›	Grant Practices:
›	The company’s three-year burn rate relative to its industry/market cap peers;
›	Vesting requirements in CEO’s recent equity grants (3-year look-back);
›	The estimated duration of the plan (based on the sum of shares remaining available and the new shares requested, divided by the average annual shares granted in the prior three years);
›	The proportion of the CEO’s most recent equity grants/awards subject to performance conditions;
›	Whether the company maintains a sufficient claw-back policy;
›	Whether the company maintains sufficient post-exercise/vesting share-holding requirements.

Generally vote against the plan proposal if the combination of above factors indicates that the plan is not, overall, in shareholders’ interests, or if any of the following egregious factors (“overriding factors”) apply:

›	Awards may vest in connection with a liberal change-of-control definition;
›	The plan would permit repricing or cash buyout of underwater options without shareholder approval (either by expressly permitting it – for NYSE and Nasdaq listed companies – or by not prohibiting it when the company has a history of repricing – for non-listed companies);
›	The plan is a vehicle for problematic pay practices or a significant pay-for-performance disconnect under certain circumstances;
›	The plan is excessively dilutive to shareholders’ holdings; or
›	Any other plan features are determined to have a significant negative impact on shareholder interests.

13 Proposals evaluated under the EPSC policy generally include those to approve or amend (1) stock option plans for employees and/or employees and directors, (2) restricted stock plans for employees and/or employees and directors, and (3) omnibus stock incentive plans for employees and/or employees and directors; amended plans will be further evaluated case-by-case.

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Further Information on certain EPSC Factors:

Shareholder Value Transfer (SVT)

The cost of the equity plans is expressed as Shareholder Value Transfer (SVT), which is measured using a binomial option pricing model that assesses the amount of shareholders’ equity flowing out of the company to employees and directors. SVT is expressed as both a dollar amount and as a percentage of market value, and includes the new shares proposed, shares available under existing plans, and shares granted but unexercised (using two measures, in the case of plans subject to the Equity Plan Scorecard evaluation, as noted above). All award types are valued. For omnibus plans, unless limitations are placed on the most expensive types of awards (for example, full-value awards), the assumption is made that all awards to be granted will be the most expensive types. See discussion of specific types of awards.

Except for proposals subject to Equity Plan Scorecard evaluation, Shareholder Value Transfer is reasonable if it falls below a company-specific benchmark. The benchmark is determined as follows: The top quartile performers in each industry group (using the Global Industry Classification Standard: GICS) are identified. Benchmark SVT levels for each industry are established based on these top performers’ historic SVT. Regression analyses are run on each industry group to identify the variables most strongly correlated to SVT. The benchmark industry SVT level is then adjusted upwards or downwards for the specific company by plugging the company-specific performance measures, size and cash compensation into the industry cap equations to arrive at the company’s benchmark.14

Three-Year Burn Rate

Burn-rate benchmarks (utilized in Equity Plan Scorecard evaluations) are calculated as the greater of: (1) the mean (μ) plus one standard deviation (σ) of the company’s GICS group segmented by S&P 500, Russell 3000 index (less the S&P500), and non-Russell 3000 index; and (2) two percent of weighted common shares outstanding. In addition, year- over-year burn-rate benchmark changes will be limited to a maximum of two (2) percentage points plus or minus the prior year’s burn-rate benchmark. See the U.S. Equity Compensation Plans FAQ for the benchmarks.

Egregious Factors

Liberal Change in Control Definition

Generally vote against equity plans if the plan has a liberal definition of change in control and the equity awards could vest upon such liberal definition of change in control, even though an actual change in control may not occur. Examples of such a definition include, but are not limited to, announcement or commencement of a tender offer, provisions for acceleration upon a “potential” takeover, shareholder approval of a merger or other transactions, or similar language.

Repricing Provisions

Vote against plans that expressly permit the repricing or exchange of underwater stock options/stock appreciate rights (SARs) without prior shareholder approval. “Repricing” typically includes the ability to do any of the following:

›	Amend the terms of outstanding options or SARs to reduce the exercise price of such outstanding options or SARs;
›	Cancel outstanding options or SARs in exchange for options or SARs with an exercise price that is less than the exercise price of the original options or SARs;
›	The cancellation of underwater options in exchange for stock awards; or
›	Cash buyouts of underwater options.

While the above cover most types of repricing, ISS may view other provisions as akin to repricing depending on the facts and circumstances.

14 For plans evaluated under the Equity Plan Scorecard policy, the company’s SVT benchmark is considered along with other factors.

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Also, vote against or withhold from members of the Compensation Committee who approved repricing (as defined above or otherwise determined by ISS), without prior shareholder approval, even if such repricings are allowed in their equity plan.

Vote against plans that do not expressly prohibit repricing or cash buyout of underwater options without shareholder approval if the company has a history of repricing/buyouts without shareholder approval, and the applicable listing standards would not preclude them from doing so.

Problematic Pay Practices or Significant Pay-for-Performance Disconnect

If the equity plan on the ballot is a vehicle for problematic pay practices, vote against the plan.

ISS may recommend a vote against the equity plan if the plan is determined to be a vehicle for pay-for-performance misalignment. Considerations in voting against the equity plan may include, but are not limited to:

›	Severity of the pay-for-performance misalignment;
›	Whether problematic equity grant practices are driving the misalignment; and/or
›	Whether equity plan awards have been heavily concentrated to the CEO and/or the other NEOs.

Amending Cash and Equity Plans (including Approval for Tax Deductibility (162(m))

General Recommendation: Vote case-by-case on amendments to cash and equity incentive plans.

Generally vote for proposals to amend executive cash, stock, or cash and stock incentive plans if the proposal:

›	Addresses administrative features only; or
›	Seeks approval for Section 162(m) purposes only, and the plan administering committee consists entirely of independent directors, per IS S’ Classification of Directors. Note that if the company is presenting the plan to shareholders for the first time for any reason (including after the company’s initial public offering), or if the proposal is bundled with other material plan amendments, then the recommendation will be case-by-case (see below).

Vote against proposals to amend executive cash, stock, or cash and stock incentive plans if the proposal:

›	Seeks approval for Section 162(m) purposes only, and the plan administering committee does not consist entirely of independent directors, per ISS’ Clas sif ication of Directors.

Vote case-by-case on all other proposals to amend cash incentive plans. This includes plans presented to shareholders for the first time after the company's IPO and/or proposals that bundle material amendment(s) other than those for Section 162(m) purposes.

Vote case-by-case on all other proposals to amend equity incentive plans, considering the following:

›	If the proposal requests additional shares and/or the amendments include a term extension or addition of full value awards as an award type, the recommendation will be based on the Equity Plan Scorecard evaluation as well as an analysis of the overall impact of the amendments.
›	If the plan is being presented to shareholders for the first time (including after the company's IPO), whether or not additional shares are being requested, the recommendation will be based on the Equity Plan Scorecard evaluation as well as an analysis of the overall impact of any amendments.
›	If there is no request for additional shares and the amendments do not include a term extension or addition of full value awards as an award type, then the recommendation will be based entirely on an analysis of the overall impact of the amendments, and the EPSC evaluation will be shown only for informational purposes.

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In the first two case-by-case evaluation scenarios, the EPSC evaluation/score is the more heavily weighted consideration.

Specific Treatment of Certain Award Types in Equity Plan Evaluations

Dividend Equivalent Rights

Options that have Dividend Equivalent Rights (DERs) associated with them will have a higher calculated award value than those without DERs under the binomial model, based on the value of these dividend streams. The higher value will be applied to new shares, shares available under existing plans, and shares awarded but not exercised per the plan specifications. DERS transfer more shareholder equity to employees and non-employee directors and this cost should be captured.

Operating Partnership (OP) Units in Equity Plan Analysis of Real Estate Investment Trusts (REITs)

For Real Estate Investment Trusts (REITS), include the common shares issuable upon conversion of outstanding Operating Partnership (OP) units in the share count for the purposes of determining: (1) market capitalization in the Shareholder Value Transfer (SVT) analysis and (2) shares outstanding in the burn rate analysis.

Other Compensation Plans

401(k) Employee Benefit Plans

General Recommendation: Vote for proposals to implement a 401(k) savings plan for employees.

Employee Stock Ownership Plans (ESOPs)

General Recommendation: Vote for proposals to implement an ESOP or increase authorized shares for existing ESOPs, unless the number of shares allocated to the ESOP is excessive (more than five percent of outstanding shares).

Employee Stock Purchase Plans—Qualified Plans

General Recommendation: Vote case-by-case on qualified employee stock purchase plans. Vote for employee stock purchase plans where all of the following apply:

›	Purchase price is at least 85 percent of fair market value;
›	Offering period is 27 months or less; and
›	The number of shares allocated to the plan is 10 percent or less of the outstanding shares.

Vote against qualified employee stock purchase plans where any of the following apply:

›	Purchase price is less than 85 percent of fair market value; or
›	Offering period is greater than 27 months; or
›	The number of shares allocated to the plan is more than 10 percent of the outstanding shares.

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Employee Stock Purchase Plans—Non-Qualified Plans

General Recommendation: Vote case-by-case on nonqualified employee stock purchase plans. Vote for nonqualified employee stock purchase plans with all the following features:

›	Broad-based participation (i.e., all employees of the company with the exclusion of individuals with 5 percent or more of beneficial ownership of the company);
›	Limits on employee contribution, which may be a fixed dollar amount or expressed as a percent of base salary;
›	Company matching contribution up to 25 percent of employee’s contribution, which is effectively a discount of 20 percent from market value; and
›	No discount on the stock price on the date of purchase when there is a company matching contribution.

Vote against nonqualified employee stock purchase plans when the plan features do not meet all of the above criteria. If the matching contribution or effective discount exceeds the above, ISS may evaluate the SVT cost of the plan as part of the assessment.

Option Exchange Programs/Repricing Options

General Recommendation: Vote case-by-case on management proposals seeking approval to exchange/reprice options taking into consideration:

›	Historic trading patterns--the stock price should not be so volatile that the options are likely to be back “in-the- money” over the near term;
›	Rationale for the re-pricing--was the stock price decline beyond management's control?;
›	Is this a value-for-value exchange?;
›	Are surrendered stock options added back to the plan reserve?;
›	Timing--repricing should occur at least one year out from any precipitous drop in company's stock price;
›	Option vesting--does the new option vest immediately or is there a black-out period?;
›	Term of the option--the term should remain the same as that of the replaced option;
›	Exercise price--should be set at fair market or a premium to market;
›	Participants--executive officers and directors must be excluded.

If the surrendered options are added back to the equity plans for re-issuance, then also take into consideration the company’s total cost of equity plans and its three-year average burn rate.

In addition to the above considerations, evaluate the intent, rationale, and timing of the repricing proposal. The proposal should clearly articulate why the board is choosing to conduct an exchange program at this point in time. Repricing underwater options after a recent precipitous drop in the company’s stock price demonstrates poor timing and warrants additional scrutiny. Also, consider the terms of the surrendered options, such as the grant date, exercise price and vesting schedule. Grant dates of surrendered options should be far enough back (two to three years) so as not to suggest that repricings are being done to take advantage of short-term downward price movements. Similarly, the exercise price of surrendered options should be above the 52-week high for the stock price.

Vote for shareholder proposals to put option repricings to a shareholder vote.

Stock Plans in Lieu of Cash

General Recommendation: Vote case-by-case on plans that provide participants with the option of taking all or a portion of their cash compensation in the form of stock.

Vote for non-employee director-only equity plans that provide a dollar-for-dollar cash-for-stock exchange.

Vote case-by-case on plans which do not provide a dollar-for-dollar cash for stock exchange. In cases where the exchange is not dollar-for-dollar, the request for new or additional shares for such equity program will be considered using the binomial option pricing model. In an effort to capture the total cost of total compensation, ISS will not make any adjustments to carve out the in-lieu-of cash compensation.

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Transfer Stock Option (TSO) Programs

General Recommendation: One-time Transfers: Vote against or withhold from compensation committee members if they fail to submit one-time transfers to shareholders for approval.

Vote case-by-case on one-time transfers. Vote for if:

›	Executive officers and non-employee directors are excluded from participating;
›	Stock options are purchased by third-party financial institutions at a discount to their fair value using option pricing models such as Black-Scholes or a Binomial Option Valuation or other appropriate financial models; and
›	There is a two-year minimum holding period for sale proceeds (cash or stock) for all participants.

Additionally, management should provide a clear explanation of why options are being transferred to a third-party institution and whether the events leading up to a decline in stock price were beyond management's control. A review of the company's historic stock price volatility should indicate if the options are likely to be back “in-the-money” over the near term.

Ongoing TSO program: Vote against equity plan proposals if the details of ongoing TSO programs are not provided to shareholders. Since TSOs will be one of the award types under a stock plan, the ongoing TSO program, structure and mechanics must be disclosed to shareholders. The specific criteria to be considered in evaluating these proposals include, but not limited, to the following:

›	Eligibility;
›	Vesting;
›	Bid-price;
›	Term of options;
›	Cost of the program and impact of the TSOs on company’s total option expense; and
›	Option repricing policy.

Amendments to existing plans that allow for introduction of transferability of stock options should make clear that only options granted post-amendment shall be transferable.

Director Compensation

Shareholder Ratification of Director Pay Programs

General Recommendation: Vote case-by-case on management proposals seeking ratification of non-employee director compensation, based on the following factors:

›	If the equity plan under which non-employee director grants are made is on the ballot, whether or not it warrants support; and
›	An assessment of the following qualitative factors:
›	The relative magnitude of director compensation as compared to companies of a similar profile;
›	The presence of problematic pay practices relating to director compensation;
›	Director stock ownership guidelines and holding requirements;
›	Equity award vesting schedules;
›	The mix of cash and equity-based compensation;
›	Meaningful limits on director compensation;

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›	The availability of retirement benefits or perquisites; and
›	The quality of disclosure surrounding director compensation.

Equity Plans for Non-Employee Directors

General Recommendation: Vote case-by-case on compensation plans for non-employee directors, based on:

›	The total estimated cost of the company’s equity plans relative to industry/market cap peers, measured by the company’s estimated Shareholder Value Transfer (SVT) based on new shares requested plus shares remaining for future grants, plus outstanding unvested/unexercised grants;
›	The company’s three-year burn rate relative to its industry/market cap peers (in certain circumstances); and
›	The presence of any egregious plan features (such as an option repricing provision or liberal CIC vesting risk).

On occasion, non-employee director stock plans will exceed the plan cost or burn-rate benchmarks when combined with employee or executive stock plans. In such cases, vote case-by-case on the plan taking into consideration the following qualitative factors:

›	The relative magnitude of director compensation as compared to companies of a similar profile;
›	The presence of problematic pay practices relating to director compensation;
›	Director stock ownership guidelines and holding requirements;
›	Equity award vesting schedules;
›	The mix of cash and equity-based compensation;
›	Meaningful limits on director compensation;
›	The availability of retirement benefits or perquisites; and
›	The quality of disclosure surrounding director compensation.

Non-Employee Director Retirement Plans

General Recommendation: Vote against retirement plans for non-employee directors. Vote for shareholder proposals to eliminate retirement plans for non-employee directors.

Shareholder Proposals on Compensation

Bonus Banking/Bonus Banking “Plus”

General Recommendation: Vote case-by-case on proposals seeking deferral of a portion of annual bonus pay, with ultimate payout linked to sustained results for the performance metrics on which the bonus was earned (whether for the named executive officers or a wider group of employees), taking into account the following factors:

›	The company’s past practices regarding equity and cash compensation;
›	Whether the company has a holding period or stock ownership requirements in place, such as a meaningful retention ratio (at least 50 percent for full tenure); and
›	Whether the company has a rigorous claw-back policy in place.

Compensation Consultants—Disclosure of Board or Company’s Utilization

General Recommendation: Generally vote for shareholder proposals seeking disclosure regarding the Company, Board, or Compensation Committee’s use of compensation consultants, such as company name, business relationship(s), and fees paid.

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Disclosure/Setting Levels or Types of Compensation for Executives and Directors

General Recommendation: Generally vote for shareholder proposals seeking additional disclosure of executive and director pay information, provided the information requested is relevant to shareholders' needs, would not put the company at a competitive disadvantage relative to its industry, and is not unduly burdensome to the company.

Generally vote against shareholder proposals seeking to set absolute levels on compensation or otherwise dictate the amount or form of compensation (such as types of compensation elements or specific metrics) to be used for executive or directors.

Generally vote against shareholder proposals that mandate a minimum amount of stock that directors must own in order to qualify as a director or to remain on the board.

Vote case-by-case on all other shareholder proposals regarding executive and director pay, taking into account relevant factors, including but not limited to: company performance, pay level and design versus peers, history of compensation concerns or pay-for-performance disconnect, and/or the scope and prescriptive nature of the proposal.

Golden Coffins/Executive Death Benefits

General Recommendation: Generally vote for proposals calling for companies to adopt a policy of obtaining shareholder approval for any future agreements and corporate policies that could oblige the company to make payments or awards following the death of a senior executive in the form of unearned salary or bonuses, accelerated vesting or the continuation in force of unvested equity grants, perquisites and other payments or awards made in lieu of compensation. This would not apply to any benefit programs or equity plan proposals for which the broad-based employee population is eligible.

Hold Equity Past Retirement or for a Significant Period of Time

General Recommendation: Vote case-by-case on shareholder proposals asking companies to adopt policies requiring senior executive officers to retain a portion of net shares acquired through compensation plans. The following factors will be taken into account:

›	The percentage/ratio of net shares required to be retained;
›	The time period required to retain the shares;
›	Whether the company has equity retention, holding period, and/or stock ownership requirements in place and the robustness of such requirements;
›	Whether the company has any other policies aimed at mitigating risk taking by executives;
›	Executives’ actual stock ownership and the degree to which it meets or exceeds the proponent’s suggested holding period/retention ratio or the company’s existing requirements; and
›	Problematic pay practices, current and past, which may demonstrate a short-term versus long-term focus.

Non-Deductible Compensation

General Recommendation: Generally vote for proposals seeking disclosure of the extent to which the company paid non-deductible compensation to senior executives due to Internal Revenue Code Section 162(m), while considering the company’s existing disclosure practices.

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Pay Disparity

General Recommendation: Vote case-by-case on proposals calling for an analysis of the pay disparity between corporate executives and other non-executive employees. The following factors will be considered:

›	The company’s current level of disclosure of its executive compensation setting process, including how the company considers pay disparity;
›	If any problematic pay practices or pay-for-performance concerns have been identified at the company; and
›	The level of shareholder support for the company's pay programs.

Generally vote against proposals calling for the company to use the pay disparity analysis or pay ratio in a specific way to set or limit executive pay.

Pay for Performance/Performance-Based Awards

General Recommendation: Vote case-by-case on shareholder proposals requesting that a significant amount of future long-term incentive compensation awarded to senior executives shall be performance-based and requesting that the board adopt and disclose challenging performance metrics to shareholders, based on the following analytical steps:

›	First, vote for shareholder proposals advocating the use of performance-based equity awards, such as performance contingent options or restricted stock, indexed options or premium-priced options, unless the proposal is overly restrictive or if the company has demonstrated that it is using a “substantial” portion of performance-based awards for its top executives. Standard stock options and performance-accelerated awards do not meet the criteria to be considered as performance-based awards. Further, premium-priced options should have a meaningful premium to be considered performance-based awards.

›	Second, assess the rigor of the company’s performance-based equity program. If the bar set for the performance- based program is too low based on the company’s historical or peer group comparison, generally vote for the proposal. Furthermore, if target performance results in an above target payout, vote for the shareholder proposal due to program’s poor design. If the company does not disclose the performance metric of the performance-based equity program, vote for the shareholder proposal regardless of the outcome of the first step to the test.

In general, vote for the shareholder proposal if the company does not meet both of the above two steps.

Pay for Superior Performance

General Recommendation: Vote case-by-case on shareholder proposals that request the board establish a pay-for- superior performance standard in the company's executive compensation plan for senior executives. These proposals generally include the following principles:

›	Set compensation targets for the plan’s annual and long-term incentive pay components at or below the peer group median;
›	Deliver a majority of the plan’s target long-term compensation through performance-vested, not simply time- vested, equity awards;
›	Provide the strategic rationale and relative weightings of the financial and non-financial performance metrics or criteria used in the annual and performance-vested long-term incentive components of the plan;
›	Establish performance targets for each plan financial metric relative to the performance of the company’s peer companies;
›	Limit payment under the annual and performance-vested long-term incentive components of the plan to when the company’s performance on its selected financial performance metrics exceeds peer group median performance.

Consider the following factors in evaluating this proposal:

›	What aspects of the company’s annual and long-term equity incentive programs are performance driven?
›	If the annual and long-term equity incentive programs are performance driven, are the performance criteria and hurdle rates disclosed to shareholders or are they benchmarked against a disclosed peer group?

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›	Can shareholders assess the correlation between pay and performance based on the current disclosure?
›	What type of industry and stage of business cycle does the company belong to?

Pre-Arranged Trading Plans (10b5-1 Plans)

General Recommendation: Generally vote for shareholder proposals calling for certain principles regarding the use of prearranged trading plans (10b5-1 plans) for executives. These principles include:

›	Adoption, amendment, or termination of a 10b5-1 Plan must be disclosed within two business days in a Form 8-K;
›	Amendment or early termination of a 10b5-1 Plan is allowed only under extraordinary circumstances, as determined by the board;
›	Ninety days must elapse between adoption or amendment of a 10b5-1 Plan and initial trading under the plan;
›	Reports on Form 4 must identify transactions made pursuant to a 10b5-1 Plan;
›	An executive may not trade in company stock outside the 10b5-1 Plan;
›	Trades under a 10b5-1 Plan must be handled by a broker who does not handle other securities transactions for the executive.

Prohibit Outside CEOs from Serving on Compensation Committees

General Recommendation: Generally vote against proposals seeking a policy to prohibit any outside CEO from serving on a company’s compensation committee, unless the company has demonstrated problematic pay practices that raise concerns about the performance and composition of the committee.

Recoupment of Incentive or Stock Compensation in Specified Circumstances

General Recommendation: Vote case-by-case on proposals to recoup incentive cash or stock compensation made to senior executives if it is later determined that the figures upon which incentive compensation is earned turn out to have been in error, or if the senior executive has breached company policy or has engaged in misconduct that may be significantly detrimental to the company's financial position or reputation, or if the senior executive failed to manage or monitor risks that subsequently led to significant financial or reputational harm to the company. Many companies have adopted policies that permit recoupment in cases where an executive's fraud, misconduct, or negligence significantly contributed to a restatement of financial results that led to the awarding of unearned incentive compensation. However, such policies may be narrow given that not all misconduct or negligence may result in significant financial restatements. Misconduct, negligence or lack of sufficient oversight by senior executives may lead to significant financial loss or reputational damage that may have long-lasting impact.

In considering whether to support such shareholder proposals, ISS will take into consideration the following factors:

›	If the company has adopted a formal recoupment policy;
›	The rigor of the recoupment policy focusing on how and under what circumstances the company may recoup incentive or stock compensation;
›	Whether the company has chronic restatement history or material financial problems;
›	Whether the company’s policy substantially addresses the concerns raised by the proponent;
›	Disclosure of recoupment of incentive or stock compensation from senior executives or lack thereof; or
›	Any other relevant factors.

Severance Agreements for Executives/Golden Parachutes

General Recommendation: Vote for shareholder proposals requiring that golden parachutes or executive severance agreements be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts.

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Vote case-by-case on proposals to ratify or cancel golden parachutes. An acceptable parachute should include, but is not limited to, the following:

›	The triggering mechanism should be beyond the control of management;
›	The amount should not exceed three times base amount (defined as the average annual taxable W-2 compensation during the five years prior to the year in which the change of control occurs);
›	Change-in-control payments should be double-triggered, i.e., (1) after a change in control has taken place, and (2) termination of the executive as a result of the change in control. Change in control is defined as a change in the company ownership structure.

Share Buyback Proposals

General Recommendation: Generally vote against shareholder proposals prohibiting executives from selling shares of company stock during periods in which the company has announced that it may or will be repurchasing shares of its stock. Vote for the proposal when there is a pattern of abuse by executives exercising options or selling shares during periods of share buybacks.

Vote case-by-case on proposals requesting the company exclude the impact of share buybacks from the calculation of incentive program metrics, considering the following factors:

›	The frequency and timing of the company's share buybacks;
›	The use of per-share metrics in incentive plans;
›	The effect of recent buybacks on incentive metric results and payouts; and
›	Whether there is any indication of metric result manipulation.

Supplemental Executive Retirement Plans (SERPs)

General Recommendation: Generally vote for shareholder proposals requesting to put extraordinary benefits contained in SERP agreements to a shareholder vote unless the company’s executive pension plans do not contain excessive benefits beyond what is offered under employee-wide plans.

Generally vote for shareholder proposals requesting to limit the executive benefits provided under the company’s supplemental executive retirement plan (SERP) by limiting covered compensation to a senior executive’s annual salary or those pay elements covered for the general employee population.

Tax Gross-Up Proposals

General Recommendation: Generally vote for proposals calling for companies to adopt a policy of not poviding tax gross-up payments to executives, except in situations where gross-ups are provided pursuant to a plan, policy, or arrangement applicable to management employees of the company, such as a relocation or expatriate tax equalization policy.

Termination of Employment Prior to Severance Payment/Eliminating Accelerated Vesting of Unvested Equity

General Recommendation: Vote case-by-case on shareholder proposals seeking a policy requiring termination of employment prior to severance payment and/or eliminating accelerated vesting of unvested equity.

The following factors will be considered:

›	The company's current treatment of equity upon employment termination and/or in change-in-control situations (i.e., vesting is double triggered and/or pro rata, does it allow for the assumption of equity by acquiring company, the treatment of performance shares, etc.);

›	Current employment agreements, including potential poor pay practices such as gross-ups embedded in those agreements.

Generally vote for proposals seeking a policy that prohibits automatic acceleration of the vesting of equity awards to senior executives upon a voluntary termination of employment or in the event of a change in control (except for pro rata vesting considering the time elapsed and attainment of any related performance goals between the award date and the change in control).

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6.	ROUTINE/MISCELLANEOUS

Adjourn Meeting

General Recommendation: Generally vote against proposals to provide management with the authority to adjourn an annual or special meeting absent compelling reasons to support the proposal.

Vote for proposals that relate specifically to soliciting votes for a merger or transaction if supporting that merger or transaction. Vote against proposals if the wording is too vague or if the proposal includes "other business."

Amend Quorum Requirements

General Recommendation: Vote against proposals to reduce quorum requirements for shareholder meetings below a majority of the shares outstanding unless there are compelling reasons to support the proposal.

Amend Minor Bylaws

General Recommendation: Vote for bylaw or charter changes that are of a housekeeping nature (updates or corrections).

Change Company Name

General Recommendation: Vote for proposals to change the corporate name unless there is compelling evidence that the change would adversely impact shareholder value.

Change Date, Time, or Location of Annual Meeting

General Recommendation: Vote for management proposals to change the date, time, or location of the annual meeting unless the proposed change is unreasonable.

Vote against shareholder proposals to change the date, time, or location of the annual meeting unless the current scheduling or location is unreasonable.

Other Business

General Recommendation: Vote against proposals to approve other business when it appears as a voting item.

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7.	SOCIAL AND ENVIRONMENTAL ISSUES

Global Approach

Issues covered under the policy include a wide range of topics, including consumer and product safety, environment and energy, labor standards and human rights, workplace and board diversity, and corporate political issues. While a variety of factors goes into each analysis, the overall principle guiding all vote recommendations focuses on how the proposal may enhance or protect shareholder value in either the short or long term.

General Recommendation: Generally vote case-by-case, examining primarily whether implementation of the proposal is likely to enhance or protect shareholder value. The following factors will be considered:

›	If the issues presented in the proposal are more appropriately or effectively dealt with through legislation or government regulation;
›	If the company has already responded in an appropriate and sufficient manner to the issue(s) raised in the proposal;
›	Whether the proposal's request is unduly burdensome (scope or timeframe) or overly prescriptive;
›	The company's approach compared with any industry standard practices for addressing the issue(s) raised by the proposal;
›	Whether there are significant controversies, fines, penalties, or litigation associated with the company's environmental or social practices;
›	If the proposal requests increased disclosure or greater transparency, whether reasonable and sufficient information is currently available to shareholders from the company or from other publicly available sources; and
›	If the proposal requests increased disclosure or greater transparency, whether implementation would reveal proprietary or confidential information that could place the company at a competitive disadvantage.

Endorsement of Principles

General Recommendation: Generally vote against proposals seeking a company's endorsement of principles that support a particular public policy position. Endorsing a set of principles may require a company to take a stand on an issue that is beyond its own control and may limit its flexibility with respect to future developments. Management and the board should be afforded the flexibility to make decisions on specific public policy positions based on their own assessment of the most beneficial strategies for the company.

Animal Welfare

Animal Welfare Policies

General Recommendation: Generally vote for proposals seeking a report on a company’s animal welfare standards, or animal welfare-related risks, unless:

›	The company has already published a set of animal welfare standards and monitors compliance;
›	The company’s standards are comparable to industry peers; and
›	There are no recent significant fines, litigation, or controversies related to the company’s and/or its suppliers' treatment of animals.

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Animal Testing

General Recommendation: Generally vote against proposals to phase out the use of animals in product testing, unless:

›	The company is conducting animal testing programs that are unnecessary or not required by regulation;
›	The company is conducting animal testing when suitable alternatives are commonly accepted and used by industry peers; or
›	There are recent, significant fines or litigation related to the company’s treatment of animals.

Animal Slaughter

General Recommendation: Generally vote against proposals requesting the implementation of Controlled Atmosphere Killing (CAK) methods at company and/or supplier operations unless such methods are required by legislation or generally accepted as the industry standard.

Vote case-by-case on proposals requesting a report on the feasibility of implementing CAK methods at company and/or supplier operations considering the availability of existing research conducted by the company or industry groups on this topic and any fines or litigation related to current animal processing procedures at the company.

Consumer Issues

Genetically Modified Ingredients

General Recommendation: Generally vote against proposals requesting that a company voluntarily label genetically engineered (GE) ingredients in its products. The labeling of products with GE ingredients is best left to the appropriate regulatory authorities.

Vote case-by-case on proposals asking for a report on the feasibility of labeling products containing GE ingredients, taking into account:

›	The potential impact of such labeling on the company's business;
›	The quality of the company’s disclosure on GE product labeling, related voluntary initiatives, and how this disclosure compares with industry peer disclosure; and
›	Company’s current disclosure on the feasibility of GE product labeling.

Generally vote against proposals seeking a report on the social, health, and environmental effects of genetically modified organisms (GMOs). Studies of this sort are better undertaken by regulators and the scientific community.

Generally vote against proposals to eliminate GE ingredients from the company's products, or proposals asking for reports outlining the steps necessary to eliminate GE ingredients from the company’s products. Such decisions are more appropriately made by management with consideration of current regulations.

Reports on Potentially Controversial Business/Financial Practices

General Recommendation: Vote case-by-case on requests for reports on a company’s potentially controversial business or financial practices or products, taking into account:

›	Whether the company has adequately disclosed mechanisms in place to prevent abuses;
›	Whether the company has adequately disclosed the financial risks of the products/practices in question;

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›	Whether the company has been subject to violations of related laws or serious controversies; and
›	Peer companies’ policies/practices in this area.

Pharmaceutical Pricing, Access to Medicines, and Prescription Drug Reimportation

General Recommendation: Generally vote against proposals requesting that companies implement specific price restraints on pharmaceutical products unless the company fails to adhere to legislative guidelines or industry norms in its product pricing practices.

Vote case-by-case on proposals requesting that a company report on its product pricing or access to medicine policies, considering:

›	The potential for reputational, market, and regulatory risk exposure;
›	Existing disclosure of relevant policies;
›	Deviation from established industry norms;
›	Relevant company initiatives to provide research and/or products to disadvantaged consumers;
›	Whether the proposal focuses on specific products or geographic regions;
›	The potential burden and scope of the requested report;
›	Recent significant controversies, litigation, or fines at the company.

Generally vote for proposals requesting that a company report on the financial and legal impact of its prescription drug reimportation policies unless such information is already publicly disclosed.

Generally vote against proposals requesting that companies adopt specific policies to encourage or constrain prescription drug reimportation. Such matters are more appropriately the province of legislative activity and may place the company at a competitive disadvantage relative to its peers.

Product Safety and Toxic/Hazardous Materials

General Recommendation: Generally vote for proposals requesting that a company report on its policies, initiatives/procedures, and oversight mechanisms related to toxic/hazardous materials or product safety in its supply chain, unless:

›	The company already discloses similar information through existing reports such as a supplier code of conduct and/or a sustainability report;
›	The company has formally committed to the implementation of a toxic/hazardous materials and/or product safety and supply chain reporting and monitoring program based on industry norms or similar standards within a specified time frame; and
›	The company has not been recently involved in relevant significant controversies, fines, or litigation.

Vote case-by-case on resolutions requesting that companies develop a feasibility assessment to phase-out of certain toxic/hazardous materials, or evaluate and disclose the potential financial and legal risks associated with utilizing certain materials, considering:

›	The company’s current level of disclosure regarding its product safety policies, initiatives, and oversight mechanisms;
›	Current regulations in the markets in which the company operates; and
›	Recent significant controversies, litigation, or fines stemming from toxic/hazardous materials at the company.
›	Generally vote against resolutions requiring that a company reformulate its products.

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Tobacco-Related Proposals

General Recommendation: Vote case-by-case on resolutions regarding the advertisement of tobacco products, considering:

›	Recent related fines, controversies, or significant litigation;
›	Whether the company complies with relevant laws and regulations on the marketing of tobacco;
›	Whether the company’s advertising restrictions deviate from those of industry peers;
›	Whether the company entered into the Master Settlement Agreement, which restricts marketing of tobacco to youth; and

›	Whether restrictions on marketing to youth extend to foreign countries.
›	Vote case-by-case on proposals regarding second-hand smoke, considering;
›	Whether the company complies with all laws and regulations;
›	The degree that voluntary restrictions beyond those mandated by law might hurt the company’s competitiveness; and
›	The risk of any health-related liabilities.

Generally vote against resolutions to cease production of tobacco-related products, to avoid selling products to tobacco companies, to spin-off tobacco-related businesses, or prohibit investment in tobacco equities. Such business decisions are better left to company management or portfolio managers.

Generally vote against proposals regarding tobacco product warnings. Such decisions are better left to public health authorities.

Climate Change

Climate Change/Greenhouse Gas (GHG) Emissions

General Recommendation: Generally vote for resolutions requesting that a company disclose information on the financial, physical, or regulatory risks it faces related to climate change on its operations and investments or on how the company identifies, measures, and manages such risks, considering:

›	Whether the company already provides current, publicly-available information on the impact that climate change may have on the company as well as associated company policies and procedures to address related risks and/or opportunities;
›	The company's level of disclosure compared to industry peers; and
›	Whether there are significant controversies, fines, penalties, or litigation associated with the company's climate change-related performance.

Generally vote for proposals requesting a report on greenhouse gas (GHG) emissions from company operations and/or products and operations, unless:

›	The company already discloses current, publicly-available information on the impacts that GHG emissions may have on the company as well as associated company policies and procedures to address related risks and/or opportunities;
›	The company's level of disclosure is comparable to that of industry peers; and
›	There are no significant, controversies, fines, penalties, or litigation associated with the company's GHG emissions.

Vote case-by-case on proposals that call for the adoption of GHG reduction goals from products and operations, taking into account:

›	Whether the company provides disclosure of year-over-year GHG emissions performance data;

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›	Whether company disclosure lags behind industry peers;
›	The company's actual GHG emissions performance;
›	The company's current GHG emission policies, oversight mechanisms, and related initiatives; and
›	Whether the company has been the subject of recent, significant violations, fines, litigation, or controversy related to GHG emissions.

Energy Efficiency

General Recommendation: Generally vote for proposals requesting that a company report on its energy efficiency policies, unless:
›	The company complies with applicable energy efficiency regulations and laws, and discloses its participation in energy efficiency policies and programs, including disclosure of benchmark data, targets, and performance measures; or
›	The proponent requests adoption of specific energy efficiency goals within specific timelines.

Renewable Energy

General Recommendation: Generally vote for requests for reports on the feasibility of developing renewable energy resources unless the report would be duplicative of existing disclosure or irrelevant to the company’s line of business.

Generally vote against proposals requesting that the company invest in renewable energy resources. Such decisions are best left to management’s evaluation of the feasibility and financial impact that such programs may have on the company.

Generally vote against proposals that call for the adoption of renewable energy goals, taking into account:

›	The scope and structure of the proposal;
›	The company's current level of disclosure on renewable energy use and GHG emissions; and
›	The company's disclosure of policies, practices, and oversight implemented to manage GHG emissions and mitigate climate change risks.

Diversity

Board Diversity

General Recommendation: Generally vote for requests for reports on a company's efforts to diversify the board, unless:

›	The gender and racial minority representation of the company’s board is reasonably inclusive in relation to companies of similar size and business; and
›	The board already reports on its nominating procedures and gender and racial minority initiatives on the board and within the company.

Vote case-by-case on proposals asking a company to increase the gender and racial minority representation on its board, taking into account:

›	The degree of existing gender and racial minority diversity on the company’s board and among its executive officers;
›	The level of gender and racial minority representation that exists at the company’s industry peers;
›	The company’s established process for addressing gender and racial minority board representation;
›	Whether the proposal includes an overly prescriptive request to amend nominating committee charter language;

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›	The independence of the company’s nominating committee;
›	Whether the company uses an outside search firm to identify potential director nominees; and
›	Whether the company has had recent controversies, fines, or litigation regarding equal employment practices.

Equality of Opportunity

General Recommendation: Generally vote for proposals requesting a company disclose its diversity policies or initiatives, or proposals requesting disclosure of a company’s comprehensive workforce diversity data, including requests for EEO-1 data, unless:

›	The company publicly discloses equal opportunity policies and initiatives in a comprehensive manner;
›	The company already publicly discloses comprehensive workforce diversity data; and
›	The company has no recent significant EEO-related violations or litigation.

Generally vote against proposals seeking information on the diversity efforts of suppliers and service providers. Such requests may pose a significant burden on the company.

Gender Identity, Sexual Orientation, and Domestic Partner Benefits

General Recommendation: Generally vote for proposals seeking to amend a company’s EEO statement or diversity policies to prohibit discrimination based on sexual orientation and/or gender identity, unless the change would be unduly burdensome.

Generally vote against proposals to extend company benefits to, or eliminate benefits from, domestic partners. Decisions regarding benefits should be left to the discretion of the company.

Gender Pay Gap

General Recommendation: Generally vote case-by-case on requests for reports on a company's pay data by gender, or a report on a company’s policies and goals to reduce any gender pay gap, taking into account:

›	The company's current policies and disclosure related to both its diversity and inclusion policies and practices and its compensation philosophy and fair and equitable compensation practices;
›	Whether the company has been the subject of recent controversy, litigation, or regulatory actions related to gender pay gap issues; and
›	Whether the company's reporting regarding gender pay gap policies or initiatives is lagging its peers.

Environment and Sustainability

Facility and Workplace Safety

General Recommendation: Vote case-by-case on requests for workplace safety reports, including reports on accident risk reduction efforts, taking into account:

›	The company’s current level of disclosure of its workplace health and safety performance data, health and safety management policies, initiatives, and oversight mechanisms;
›	The nature of the company’s business, specifically regarding company and employee exposure to health and safety risks;
›	Recent significant controversies, fines, or violations related to workplace health and safety; and
›	The company's workplace health and safety performance relative to industry peers.

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Vote case-by-case on resolutions requesting that a company report on safety and/or security risks associated with its operations and/or facilities, considering:

›	The company’s compliance with applicable regulations and guidelines;
›	The company’s current level of disclosure regarding its security and safety policies, procedures, and compliance monitoring; and
›	The existence of recent, significant violations, fines, or controversy regarding the safety and security of the company’s operations and/or facilities.

General Environmental Proposals and Community Impact Assessments

General Recommendation: Vote case-by-case on requests for reports on policies and/or the potential (community) social and/or environmental impact of company operations, considering:

›	Current disclosure of applicable policies and risk assessment report(s) and risk management procedures;
›	The impact of regulatory non-compliance, litigation, remediation, or reputational loss that may be associated with failure to manage the company’s operations in question, including the management of relevant community and stakeholder relations;
›	The nature, purpose, and scope of the company’s operations in the specific region(s);
›	The degree to which company policies and procedures are consistent with industry norms; and
›	The scope of the resolution.

Hydraulic Fracturing

General Recommendation: Generally vote for proposals requesting greater disclosure of a company's (natural gas) hydraulic fracturing operations, including measures the company has taken to manage and mitigate the potential community and environmental impacts of those operations, considering:
›	The company's current level of disclosure of relevant policies and oversight mechanisms;
›	The company's current level of such disclosure relative to its industry peers;
›	Potential relevant local, state, or national regulatory developments; and
›	Controversies, fines, or litigation related to the company's hydraulic fracturing operations.

Operations in Protected Areas

General Recommendation: Generally vote for requests for reports on potential environmental damage as a result of company operations in protected regions, unless:

›	Operations in the specified regions are not permitted by current laws or regulations;
›	The company does not currently have operations or plans to develop operations in these protected regions; or
›	The company’s disclosure of its operations and environmental policies in these regions is comparable to industry peers.

Recycling

General Recommendation: Vote case-by-case on proposals to report on an existing recycling program, or adopt a new recycling program, taking into account:

›	The nature of the company’s business;
›	The current level of disclosure of the company's existing related programs;
›	The timetable and methods of program implementation prescribed by the proposal;
›	The company’s ability to address the issues raised in the proposal; and
›	How the company's recycling programs compare to similar programs of its industry peers.

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Sustainability Reporting

General Recommendation: Generally vote for proposals requesting that a company report on its policies, initiatives, and oversight mechanisms related to social, economic, and environmental sustainability, unless:

›	The company already discloses similar information through existing reports or policies such as an environment, health, and safety (EHS) report; a comprehensive code of corporate conduct; and/or a diversity report; or
›	The company has formally committed to the implementation of a reporting program based on Global Reporting Initiative (GRI) guidelines or a similar standard within a specified time frame.

Water Issues

General Recommendation: Vote case-by-case on proposals requesting a company report on, or adopt a new policy on, water-related risks and concerns, taking into account:
›	The company's current disclosure of relevant policies, initiatives, oversight mechanisms, and water usage metrics;
›	Whether or not the company's existing water-related policies and practices are consistent with relevant internationally recognized standards and national/local regulations;
›	The potential financial impact or risk to the company associated with water-related concerns or issues; and
›	Recent, significant company controversies, fines, or litigation regarding water use by the company and its suppliers.

General Corporate Issues

Charitable Contributions

General Recommendation: Vote against proposals restricting a company from making charitable contributions. Charitable contributions are generally useful for assisting worthwhile causes and for creating goodwill in the community. In the absence of bad faith, self-dealing, or gross negligence, management should determine which, and if, contributions are in the best interests of the company.

Data Security, Privacy, and Internet Issues

General Recommendation: Vote case-by-case on proposals requesting the disclosure or implementation of data security, privacy, or information access and management policies and procedures, considering:

›	The level of disclosure of company policies and procedures relating to data security, privacy, freedom of speech, information access and management, and Internet censorship;
›	Engagement in dialogue with governments or relevant groups with respect to data security, privacy, or the free flow of information on the Internet;
›	The scope of business involvement and of investment in countries whose governments censor or monitor the Internet and other telecommunications;
›	Applicable market-specific laws or regulations that may be imposed on the company; and
›	Controversies, fines, or litigation related to data security, privacy, freedom of speech, or Internet censorship.

Environmental, Social, and Governance (ESG) Compensation-Related Proposals

General Recommendation: Vote case-by-case on proposals to link, or report on linking, executive compensation to sustainability (environmental and social) criteria, considering:

›	The scope and prescriptive nature of the proposal;

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›	Whether the company has significant and/or persistent controversies or regulatory violations regarding social and/or environmental issues;
›	Whether the company has management systems and oversight mechanisms in place regarding its social and environmental performance;
›	The degree to which industry peers have incorporated similar non-financial performance criteria in their executive compensation practices; and
›	The company's current level of disclosure regarding its environmental and social performance.

Human Rights, Labor Issues, and International Operations

Human Rights Proposals

General Recommendation: Generally vote for proposals requesting a report on company or company supplier labor and/or human rights standards and policies unless such information is already publicly disclosed.

Vote case-by-case on proposals to implement company or company supplier labor and/or human rights standards and policies, considering:

›	The degree to which existing relevant policies and practices are disclosed;
›	Whether or not existing relevant policies are consistent with internationally recognized standards;
›	Whether company facilities and those of its suppliers are monitored and how;
›	Company participation in fair labor organizations or other internationally recognized human rights initiatives;
›	Scope and nature of business conducted in markets known to have higher risk of workplace labor/human rights abuse;
›	Recent, significant company controversies, fines, or litigation regarding human rights at the company or its suppliers;
›	The scope of the request; and
›	Deviation from industry sector peer company standards and practices.

Vote case-by-case on proposals requesting that a company conduct an assessment of the human rights risks in its operations or in its supply chain, or report on its human rights risk assessment process, considering:

›	The degree to which existing relevant policies and practices are disclosed, including information on the implementation of these policies and any related oversight mechanisms;
›	The company’s industry and whether the company or its suppliers operate in countries or areas where there is a history of human rights concerns;
›	Recent significant controversies, fines, or litigation regarding human rights involving the company or its suppliers, and whether the company has taken remedial steps; and
›	Whether the proposal is unduly burdensome or overly prescriptive.

Operations in High Risk Markets

General Recommendation: Vote case-by-case on requests for a report on a company’s potential financial and reputational risks associated with operations in “high-risk” markets, such as a terrorism-sponsoring state or politically/socially unstable region, taking into account:

›	The nature, purpose, and scope of the operations and business involved that could be affected by social or political disruption;
›	Current disclosure of applicable risk assessment(s) and risk management procedures;
›	Compliance with U.S. sanctions and laws;
›	Consideration of other international policies, standards, and laws; and

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›	Whether the company has been recently involved in recent, significant controversies, fines, or litigation related to its operations in "high-risk" markets.

Outsourcing/Offshoring

General Recommendation: Vote case-by-case on proposals calling for companies to report on the risks associated with outsourcing/plant closures, considering:

›	Controversies surrounding operations in the relevant market(s);
›	The value of the requested report to shareholders;
›	The company’s current level of disclosure of relevant information on outsourcing and plant closure procedures; and
›	The company’s existing human rights standards relative to industry peers.

Weapons and Military Sales

General Recommendation: Vote against reports on foreign military sales or offsets. Such disclosures may involve sensitive and confidential information. Moreover, companies must comply with government controls and reporting on foreign military sales.

Generally vote against proposals asking a company to cease production or report on the risks associated with the use of depleted uranium munitions or nuclear weapons components and delivery systems, including disengaging from current and proposed contracts. Such contracts are monitored by government agencies, serve multiple military and non-military uses, and withdrawal from these contracts could have a negative impact on the company’s business.

Political Activities

Lobbying

General Recommendation: Vote case-by-case on proposals requesting information on a company’s lobbying (including direct, indirect, and grassroots lobbying) activities, policies, or procedures, considering:

›	The company’s current disclosure of relevant lobbying policies, and management and board oversight;
›	The company’s disclosure regarding trade associations or other groups that it supports, or is a member of, that engage in lobbying activities; and
›	Recent significant controversies, fines, or litigation regarding the company’s lobbying-related activities.

Political Contributions

General Recommendation: Generally vote for proposals requesting greater disclosure of a company's political contributions and trade association spending policies and activities, considering:

›	The company's policies, and management and board oversight related to its direct political contributions and payments to trade associations or other groups that may be used for political purposes;
›	The company's disclosure regarding its support of, and participation in, trade associations or other groups that may make political contributions; and

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›	Recent significant controversies, fines, or litigation related to the company's political contributions or political activities.

Vote against proposals barring a company from making political contributions. Businesses are affected by legislation at the federal, state, and local level; barring political contributions can put the company at a competitive disadvantage.

Vote against proposals to publish in newspapers and other media a company's political contributions. Such publications could present significant cost to the company without providing commensurate value to shareholders.

Political Ties

General Recommendation: Generally vote against proposals asking a company to affirm political nonpartisanship in the workplace, so long as:

›	There are no recent, significant controversies, fines, or litigation regarding the company’s political contributions or trade association spending; and
›	The company has procedures in place to ensure that employee contributions to company-sponsored political action committees (PACs) are strictly voluntary and prohibit coercion.

Vote against proposals asking for a list of company executives, directors, consultants, legal counsels, lobbyists, or investment bankers that have prior government service and whether such service had a bearing on the business of the company. Such a list would be burdensome to prepare without providing any meaningful information to shareholders.

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U.S. Proxy Voting Guidelines

8.	MUTUAL FUND PROXIES

Election of Directors

General Recommendation: Vote case-by-case on the election of directors and trustees, following the same guidelines for uncontested directors for public company shareholder meetings. However, mutual fund boards do not usually have compensation committees, so do not withhold for the lack of this committee.

Converting Closed-end Fund to Open-end Fund

General Recommendation: Vote case-by-case on conversion proposals, considering the following factors:

›	Past performance as a closed-end fund;
›	Market in which the fund invests;
›	Measures taken by the board to address the discount; and
›	Past shareholder activism, board activity, and votes on related proposals.

Proxy Contests

General Recommendation: Vote case-by-case on proxy contests, considering the following factors:

›	Past performance relative to its peers;
›	Market in which the fund invests;
›	Measures taken by the board to address the issues;
›	Past shareholder activism, board activity, and votes on related proposals;
›	Strategy of the incumbents versus the dissidents;
›	Independence of directors;
›	Experience and skills of director candidates;
›	Governance profile of the company;
›	Evidence of management entrenchment.

Investment Advisory Agreements

General Recommendation: Vote case-by-case on investment advisory agreements, considering the following factors:

›	Proposed and current fee schedules;
›	Fund category/investment objective;
›	Performance benchmarks;
›	Share price performance as compared with peers;
›	Resulting fees relative to peers;
›	Assignments (where the advisor undergoes a change of control).

Approving New Classes or Series of Shares

General Recommendation: Vote for the establishment of new classes or series of shares.

Preferred Stock Proposals

General Recommendation: Vote case-by-case on the authorization for or increase in preferred shares, considering the following factors:
›	Stated specific financing purpose;
›	Possible dilution for common shares;

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›	Whether the shares can be used for antitakeover purposes.

1940 Act Policies

General Recommendation: Vote case-by-case on policies under the Investment Advisor Act of 1940, considering the following factors:
›	Potential competitiveness;
›	Regulatory developments;
›	Current and potential returns; and
›	Current and potential risk.

Generally vote for these amendments as long as the proposed changes do not fundamentally alter the investment focus of the fund and do comply with the current SEC interpretation.

Changing a Fundamental Restriction to a Nonfundamental Restriction

General Recommendation: Vote case-by-case on proposals to change a fundamental restriction to a non- fundamental restriction, considering the following factors:

›	The fund’s target investments;
›	The reasons given by the fund for the change; and
›	The projected impact of the change on the portfolio.

Change Fundamental Investment Objective to Nonfundamental

General Recommendation: Vote against proposals to change a fund’s fundamental investment objective to non- fundamental.

Name Change Proposals

General Recommendation: Vote case-by-case on name change proposals, considering the following factors:

›	Political/economic changes in the target market;
›	Consolidation in the target market; and
›	Current asset composition.

Change in Fund's Subclassification

General Recommendation: Vote case-by-case on changes in a fund's sub-classification, considering the following factors:

›	Potential competitiveness;
›	Current and potential returns;
›	Risk of concentration;
›	Consolidation in target industry.

Business Development Companies—Authorization to Sell Shares of Common Stock at a Price below Net Asset Value

General Recommendation: Vote for proposals authorizing the board to issue shares below Net Asset Value (NAV) if:

›	The proposal to allow share issuances below NAV has an expiration date no more than one year from the date shareholders approve the underlying proposal, as required under the Investment Company Act of 1940;

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›	The sale is deemed to be in the best interests of shareholders by (1) a majority of the company's independent directors and (2) a majority of the company's directors who have no financial interest in the issuance; and
›	The company has demonstrated responsible past use of share issuances by either:
›	Outperforming peers in its 8-digit GICS group as measured by one- and three-year median TSRs; or
›	Providing disclosure that its past share issuances were priced at levels that resulted in only small or moderate discounts to NAV and economic dilution to existing non-participating shareholders.

Disposition of Assets/Termination/Liquidation

General Recommendation: Vote case-by-case on proposals to dispose of assets, to terminate or liquidate, considering the following factors:

›	Strategies employed to salvage the company;
›	The fund’s past performance;
›	The terms of the liquidation.

Changes to the Charter Document

General Recommendation: Vote case-by-case on changes to the charter document, considering the following factors:

›	The degree of change implied by the proposal;
›	The efficiencies that could result;
›	The state of incorporation;
›	Regulatory standards and implications.

Vote against any of the following changes:

›	Removal of shareholder approval requirement to reorganize or terminate the trust or any of its series;
›	Removal of shareholder approval requirement for amendments to the new declaration of trust;
›	Removal of shareholder approval requirement to amend the fund's management contract, allowing the contract to be modified by the investment manager and the trust management, as permitted by the 1940 Act;
›	Allow the trustees to impose other fees in addition to sales charges on investment in a fund, such as deferred sales charges and redemption fees that may be imposed upon redemption of a fund's shares;
›	Removal of shareholder approval requirement to engage in and terminate subadvisory arrangements;
›	Removal of shareholder approval requirement to change the domicile of the fund.

Changing the Domicile of a Fund

General Recommendation: Vote case-by-case on re-incorporations, considering the following factors:

›	Regulations of both states;
›	Required fundamental policies of both states;
›	The increased flexibility available.

Authorizing the Board to Hire and Terminate Subadvisers Without Shareholder Approval

General Recommendation: Vote against proposals authorizing the board to hire or terminate subadvisers without shareholder approval if the investment adviser currently employs only one subadviser.

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Distribution Agreements

General Recommendation: Vote case-by-case on distribution agreement proposals, considering the following factors:

›	Fees charged to comparably sized funds with similar objectives;
›	The proposed distributor’s reputation and past performance;
›	The competitiveness of the fund in the industry;
›	The terms of the agreement.

Master-Feeder Structure

General Recommendation: Vote for the establishment of a master-feeder structure.

Mergers

General Recommendation: Vote case-by-case on merger proposals, considering the following factors:

›	Resulting fee structure;
›	Performance of both funds;
›	Continuity of management personnel;
›	Changes in corporate governance and their impact on shareholder rights.

Shareholder Proposals for Mutual Funds

Establish Director Ownership Requirement

General Recommendation: Generally vote against shareholder proposals that mandate a specific minimum amount of stock that directors must own in order to qualify as a director or to remain on the board.

Reimburse Shareholder for Expenses Incurred

General Recommendation: Vote case-by-case on shareholder proposals to reimburse proxy solicitation expenses. When supporting the dissidents, vote for the reimbursement of the proxy solicitation expenses.

Terminate the Investment Advisor

General Recommendation: Vote case-by-case on proposals to terminate the investment advisor, considering the following factors:

›	Performance of the fund’s Net Asset Value (NAV);
›	The fund’s history of shareholder relations;
›	The performance of other funds under the advisor’s management.

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This document and all of the information contained in it, including without limitation all text, data, graphs, and charts (collectively, the "Information") is the property of Institutional Shareholder Services Inc. (ISS), its subsidiaries, or, in some cases third party suppliers.

The Information has not been submitted to, nor received approval from, the United States Securities and Exchange Commission or any other regulatory body. None of the Information constitutes an offer to sell (or a solicitation of an offer to buy), or a promotion or recommendation of, any security, financial product or other investment vehicle or any trading strategy, and ISS does not endorse, approve, or otherwise express any opinion regarding any issuer, securities, financial products or instruments or trading strategies.

The user of the Information assumes the entire risk of any use it may make or permit to be made of the Information.

ISS MAKES NO EXPRESS OR IMPLIED WARRANTIES OR REPRESENTATIONS WITH RESPECT TO THE INFORMATION AND EXPRESSLY DISCLAIMS ALL IMPLIED WARRANTIES (INCLUDING, WITHOUT LIMITATION, ANY IMPLIED WARRANTIES OF ORIGINALITY, ACCURACY, TIMELINESS, NON-INFRINGEMENT, COMPLETENESS, MERCHANTABILITY, AND FITNESS for A PARTICULAR PURPOSE) WITH RESPECT TO ANY OF THE INFORMATION.

Without limiting any of the foregoing and to the maximum extent permitted by law, in no event shall ISS have any liability regarding any of the Information for any direct, indirect, special, punitive, consequential (including lost profits), or any other damages even if notified of the possibility of such damages. The foregoing shall not exclude or limit any liability that may not by applicable law be excluded or limited.

The Global Leader In Corporate Governance

www.issgovernance.com

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Appendix B – Settlement of Foreign Securities and Regular Foreign Holidays

The Funds generally intend to effect deliveries of Creation Units and portfolio securities on a basis of “T plus two” business days. The Aberdeen Standard AI Driven International Equity ETF and Aberdeen Standard AI Driven Emerging Markets Equity ETF may effect deliveries of Creation Units and portfolio securities on a basis other than T plus two to accommodate local holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates, or under certain other circumstances. The ability of the Trust to effect in-kind creations and redemptions within two business days of receipt of an order in good form is subject, among other things, to the condition that, within the time period from the date of the order to the date of delivery of the securities, there are no days that are holidays in the applicable foreign market. For every occurrence of one or more intervening holidays in the applicable foreign market that are not holidays observed in the U.S. equity market, the redemption settlement cycle will be extended by the number of such intervening holidays. In addition to holidays, other unforeseeable closings in a foreign market due to emergencies may also prevent the Trust from delivering securities within the normal settlement period.

The securities delivery cycles currently practicable for transferring portfolio securities to redeeming investors, coupled with foreign market holiday schedules, will require a delivery process longer than seven calendar days in certain circumstances.

The holidays applicable to the Funds during such periods are listed below, as are instances where more than seven days will be needed to deliver redemption proceeds. Although certain holidays may occur on different dates in subsequent years, the number of days required to deliver redemption proceeds in any given year is not expected to exceed the maximum number of days listed below for the Funds. The proclamation of new holidays, the treatment by market participants of certain days as “informal holidays” (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays, or changes in local securities delivery practices, could affect the information set forth herein at some time in the future.

The dates of the Regular Holidays in the United States in calendar year 2019 are:

Holiday	2019
New Year’s Day	Tuesday, January 1
Martin Luther King, Jr. Day	Monday, January 21
President’s Day	Monday, February 18
Good Friday	Friday, April 19
Memorial Day	Monday, May 27
Independence Day	Thursday, July 4*
Labor Day	Monday, September 2
Thanksgiving Day	Thursday, November 28**
Christmas	Wednesday, December 25***

* The NYSE, NYSE AMEX and NASDAQ will close early at 1:00 p.m. Eastern time on Wednesday, July 3, 2019.

** The NYSE, NYSE AMEX and NASDAQ will close early at 1:00 p.m. Eastern time on Friday, November 29, 2019 (the day after Thanksgiving).

*** The NYSE, NYSE AMEX and NASDAQ will close early at 1:00 p.m. Eastern time on Tuesday, December 24, 2019.

Listed below are the dates in calendar year 2019 in which the regular holidays in non-U.S. markets may impact Fund settlement. This list is based on information available to the Funds. The list may not be accurate or complete and is subject to change:

2019

AUSTRALIA
January 1	May 6	December 25
January 28	August 5	November 5
April 19, 22, 25	October 7

BRAZIL
January 1	June 20	November 2, 15
March 4-6	July 9	December 25
April 19	September 7
May 1	October 12

B-1

CANADA
January 1	May 20	September 2	December 26
February 18	July 1	October 14
April 19	August 5	December 25

CHILE
January 1	June 29	September 18-20	December 8, 25, 31
April 19-20	July 16	October 12, 31
May 1, 21	August 15	November 1

CHINA
January 1	May 1	October 1-4, 7
February 4-10	June 7
April 5	September 13, 30

FINLAND
January 1, 6	May 1, 30
April 19	December 6, 24-26
April 22

FRANCE
January 1	June 10	November 1, 11
April 22	July 14	December 25-26
May 1, 8, 30	August 15

GERMANY
January 1	June 10
April 9, 22	October 3
May 1, 30	December 25-26

GREECE
January 1, 6	May 1	October 28
March 11, 25	June 17	December 25, 26
April 26, 29	August 15

HONG KONG
January 1	May 1, 13	September 14
February 4-7	June 7	October 1, 7
April 5, 19, 20, 22	July 1	December 25, 26

IRELAND
January 1	May 6	October 28
March 18	June 3	December 25-27
April 19, 22	August 5

ISRAEL*
March 21	June 10	October 1, 9, 14, 22
April 21, 27	August 11
May 9	September 30

ITALY
January 1, 6	June 2	December 8, 25-26
April 19, 22, 25	August 15
May 1	November 1

JAPAN
January 1-3, 14	April 19	August 12	November 4, 25
February 11	May 3-4, 6	September 16, 23	December 23
March 21	July 15	October 14

MEXICO
January 1	April 18, 19	November 18
February 4	May 1, 5	December 12, 25
March 18	September 16

B-2

NEW ZEALAND
January 1-2	June 3
February 6	October 28
April 19, 22, 25	December 25, 26

NORWAY
January 1	June 10
April 18-19, 22	December 24-26
May 1, 17, 30

SINGAPORE
January 1	May 1, 19	October 27
February 5-6	June 5	December 25
April 19	August 9, 12

SPAIN
January 1, 6	July 25	October 12
April 18-19, 22	August 15	November 1
May 1	September 11	December 6, 8, 25

SWEDEN
January 1, 6	June 6, 21-22
April 19, 22	November 2
May 1, 30	December 24-26, 31

SWITZERLAND
January 1, 2	June 10
April 19, 22	August 1
May 30	December 25-26

TURKEY
January 1	June 5
April 23	August 12-15, 30
May 1, 19	October 29

UNITED KINGDOM
January 1	August 5-6
April 19, 22	December 25-26
May 6, 27

*The Israeli market is closed every Friday.

B-3

May 8, 2019

SUBJECT TO COMPLETION

THE INFORMATION HEREIN IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SEC IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY JURISDICTION IN WHICH THE OFFER OR SALE IS NOT PERMITTED.

Prospectus

[______], 2019

Aberdeen Standard Investments ETFs

Aberdeen Standard SMARTER Beta ETFs

Aberdeen Standard Multi Factor US Equity ETF ([Ticker])

Aberdeen Standard Multi Factor International Equity ETF ([Ticker])

Aberdeen Standard Multi Factor Emerging Markets Equity ETF ([Ticker])

Principal U.S. Listing Exchange: [Name of Exchange]

THE U.S. SECURITIES AND EXCHANGE COMMISSION (“SEC”) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, annual and semi-annual shareholder reports will be available on the Funds’ website (www.aberdeenstandardetfs.us), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank).

You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary to request to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.

Aberdeen Standard Investments ETFs

Table of Contents

Summary

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Aberdeen Standard Multi Factor US Equity ETF

Investment Objective

The Aberdeen Standard Multi Factor US Equity ETF (the “Fund”) seeks to track the investment performance, before fees and expenses, of the Aberdeen Standard Investments US Diversified Multifactor Index (USD) (the “Index”).

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). Investors purchasing and selling shares may be subject to costs (including brokerage commissions) charged by their broker, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	[__]%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(1)	0.00%
Total Annual Fund Operating Expenses	[__]%

(1)	Other Expenses are based on estimated amounts for the current fiscal year.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not include brokerage commissions that investors may pay to buy and sell shares of the Fund in the secondary market. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same each year. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[__]	$[__]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may cause the Fund to incur higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or the example above, may affect the Fund’s performance. Because the Fund has not yet commenced operations as of the date of this Prospectus, it does not have a portfolio turnover rate to provide.

Principal Investment Strategies

The Fund uses a “passive management” (or indexing) approach to track the investment performance of the Index, which is comprised of equity securities issued by U.S. companies. The Index was developed by Aberdeen Standard Investments (“ASI”), an affiliate of the Fund’s investment adviser, and is calculated and administered by IHS Markit Benchmark Administration Ltd. (the “Index Administrator”).

Aberdeen Standard Investments US Diversified Multifactor Index (USD)

The Index is designed to select equity securities from the IHS Markit EMIX World (US) Index (the “Reference Universe”) based on ASI’s proprietary SMARTER Beta methodology. The Reference Universe is designed to measure the performance of large and mid cap segments of the U.S. market. SMARTER Beta refers to ASI’s diversified multi-factor equity strategy that targets exposure combinations of the following five investment style factors:

●	Value – investing in stocks priced low relative to fundamental metrics of value;

●	Quality – investing in companies that generate cash flow and efficiently manage their capital as well as having a strong balance sheet, increasing profitability, and improving operating efficiency;

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●	Momentum – investing in stocks that display positive price momentum and analyst sentiment over medium term, stocks in outperforming industries, and stocks lagging their own industry performance;

●	Small Size – bias the Index towards smaller capitalization stocks relative to the Reference Universe, which may outperform larger capitalization stocks over the long term; and

●	Low Volatility – creating portfolios that have lower expected volatility than the respective market cap equivalents.

Each stock in the Reference Universe is assigned a score based on the equal weighting of each of the value, quality, and momentum factors. Exposure to the small size and low volatility factors is obtained during the portfolio construction (optimization) process, which is the final step in the process of selecting and weighting the new Index components. The construction (optimization) process aims to maximize the Index’s exposure to the value, quality, and momentum factors subject to a defined level of absolute risk relative to the Reference Universe and subject to a set of risk-oriented constraints such as maximum and minimum security weights, absolute volatility, minimum number of securities, and limits to sector weights. The SMARTER Beta methodology also excludes certain companies in an effort to ensure that companies represented in the Index comply with certain standards of environmental and social soundness and good governance (ESG). Specifically, this “ESG Inside” policy excludes companies involved with the production or distribution of controversial weapons, including cluster weapons, anti-personnel mines, depleted uranium, and chemical and biological weapons, as well as companies with severe past ESG incidents, based on data and criteria provided by a third party ESG data provider.

The Index components are rebalanced monthly and the optimization constraints are re-applied during each rebalance. The Index is generally expected to consist of securities from a minimum of 100 large- and mid-capitalization U.S. companies. As of [____], 2019, the Index consisted of [100] securities with a market capitalization range of between approximately $[5 billion] and $[943 billion]. The components of the Index and the degree to which these components represent certain industries may change over time. The percentage of the portfolio exposed to any asset class will vary from time to time as the weightings of the securities within the Index change, and the Fund may not be invested in each asset class at all times. As of [____], 2019, the Index invests, and therefore the Fund expects to invest, a significant portion of its assets in the utilities, information technology, consumer discretionary and health care sectors.

The Reference Universe is calculated and administered by Markit Equities Ltd. (together with the Index Administrator, “Markit”), an affiliate of the Index Administrator. Markit, which is independent of the Fund and ASI, determines the composition and relative weightings of the securities in the Index and Reference Universe in accordance with their respective methodologies. Markit also publishes information regarding the market value of the Index and Reference Universe. Additional information on the Index can be found at [www.aberdeenstandardetfs.us].

The Fund’s Investment Strategy

The Fund will generally use a “replication” strategy to seek to achieve its investment objective, meaning the Fund will generally invest in all of the component securities of the Index in the same approximate proportions as in the Index. However, the Fund may use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Index whose risk, return, and other characteristics closely resemble the risk, return, and other characteristics of the Index as a whole, when the Fund’s advisor, Aberdeen Standard Investments ETFs Advisors LLC (the “Advisor”), or sub-advisor, [___________] (the “Sub-Advisor” or “[_____]”), believes it is in the best interests of the Fund (e.g., when replicating the Index involves practical difficulties or substantial costs, an Index constituent becomes temporarily illiquid, unavailable, or less liquid, or as a result of legal restrictions or limitations that apply to the Fund but not to the Index).

Under normal circumstances, the Fund will invest at least 80% of its total assets (exclusive of collateral held from securities lending) in the securities of companies included in the Index. The Fund may invest the remainder of its assets in cash and cash equivalents, as well as in securities and investments that are not included in the Index that the Advisor or the Sub-Advisor believes will help the Fund track the Index. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities issued by companies incorporated or domiciled in and/or principally traded in the U.S.

Although the Fund generally will not concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries, to the extent that the Index is concentrated in a particular industry, the Fund will concentrate its investments to approximately the same degree as the Index.

Summary of Principal Risks of Investing in the Fund

The Fund is subject to each of the principal risks summarized below, regardless of the order in which it appears. The Fund’s principal risks are presented in alphabetical order to assist investors in the identification and comparison of principal risks across funds. These risks could adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return and/or ability to meet its investment objective. It is possible to lose money by investing in the Fund. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Funds” and “Additional Non-Principal Risk Information about the Funds.”

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Authorized Participants. The Fund has entered into Authorized Participant Agreements with only a limited number of institutions. Should these Authorized Participants cease to act as such or, for any reason, be unable to create or redeem Shares of the Fund and new Authorized Participants are not appointed in their place, Shares of the Fund may trade at a discount to the Fund’s NAV and possibly face delisting.

Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Advisor, the Sub-Advisor and/or its service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or lose operational functionality.

Equity Securities Risk. The stock or other security of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer than expected earnings or certain management decisions) or to the industry in which the company is engaged (such as a reduction in the demand for products or services in a particular industry). Holders of common stock generally are subject to more risks than holders of preferred stock or debt securities because the right to repayment of common stockholders’ claims is subordinated to that of preferred stock and debt securities upon the bankruptcy of the issuer.

Index Administrator Risk. There is no assurance that the Index Administrator will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. An index provider, such as Markit, generally does not provide any representation or warranty or accept any liability in relation to the quality, accuracy or completeness of data in the Index, and it generally does not guarantee that the Index will be in line with its stated methodology. Gains, losses or costs associated with any Index Administrator errors will generally be borne by the Fund and its shareholders.

Index-Related Risk. While the Fund seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Index. If the computers or other facilities of the Index Administrator, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index computations or the construction of the Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Administrator for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.

Index Tracking Error Risk. The Fund may be subject to tracking error, which is the divergence of the Fund’s performance from that of the Index. Tracking error may result for a number of reasons, including the fact that the Fund incurs fees and expenses, while the Index does not. Tracking error may also occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index, pricing differences, differences in transaction costs, the Fund’s holding of uninvested cash, differences in timing of the accrual of dividends or interest, the requirements to maintain pass-through tax treatment, portfolio transactions carried out to minimize the distribution of capital gains to shareholders, changes to the Index or the need to meet various new or existing regulatory requirements. The risk that performance of the Fund and the Index may vary may be heightened during periods of increased market volatility or other unusual market conditions. In addition, to the extent the Fund uses a representative sampling approach, this approach may cause the Fund to be less correlated to the return of the Index than if the Fund held all of the securities in the Index.

Industry Concentration Risk. The Fund will typically concentrate in industries or groups of industries to approximately the same extent as the Index. The Fund may be adversely affected by the performance of the securities in a particular industry or group of industries and may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class than may be the case for a fund that was not concentrated in a particular industry or group of industries.

Investment Risk. An investor may lose the value of their entire investment or part of their investment in Shares.

Investment Style Risk. The Index, and therefore the Fund, targets exposure combinations of the following investment style factors: value, quality, momentum, small size, and low volatility, the principal risks of which are summarized below. There can be no assurance that the exposure combinations will enhance the Fund’s performance over time, and the investment style factors may, individually or collectively, detract from performance in certain market environments, perhaps for an extended period of time.

Value Style Risk. Stocks issued by companies that may be perceived as undervalued may fail to appreciate for long periods of time and may never realize their full potential value. The Index methodology may be unsuccessful in emphasizing undervalued securities.

Quality Style Risk. Stocks included in the Index are deemed to be quality stocks pursuant to the Index’s methodology, but there is no guarantee that the past performance of these stocks will continue. Companies that issue these stocks may experience lower than expected returns or may experience negative growth, as well as increased leverage, resulting in lower than expected or negative returns to Fund shareholders. Many factors can affect a stock’s quality and performance, and the impact of these factors on a stock or its price can be difficult to predict.

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Momentum Style Risk. Stocks that previously exhibited high momentum characteristics may not experience positive momentum or may experience more volatility than the market as a whole.

Low Volatility Style Risk. Although subject to the risks of common stocks, low volatility stocks are seen as having a lower risk profile than the overall markets. However, a portfolio comprised of low volatility stocks may not produce investment exposure that has lower variability to changes in such stocks’ price levels. Low volatility stocks are likely to underperform the broader market during periods of rapidly rising stock prices. Although the Index was created to seek lower volatility than the Reference Universe, there is no guarantee that this strategy will be successful.

Small Size Style Risk. The Index, and therefore the Fund, has a bias towards smaller capitalization stocks relative to the Reference Universe. Stocks of smaller capitalization companies may be more volatile and less liquid than securities of larger companies. The Fund still invests principally in mid- and large-capitalization stocks. Investing in smaller capitalization companies relative to the Reference Universe does not mean that the Fund will invest to a principal extent in small-capitalization stocks.

Issuer Risk. The value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or service.

Large-Cap Securities Risk. Securities of larger companies may adapt more slowly to changing market conditions. In addition, larger companies may be more mature and subject to more limited growth potential compared with smaller companies. Accordingly, the returns on investments in stocks of large U.S. companies could trail the returns on investments in stocks of smaller and mid-sized companies.

Liquidity. Generally, only Authorized Participants may redeem Fund Shares. Investors other than Authorized Participants wishing to realize their Fund Shares will generally need to rely on secondary trading in the public trading market. There can be no assurance as to the price at which, or volume in which, it may at any time be possible to realize Fund Shares in the public trading market. Although the Fund Shares are listed for trading on [Name of Exchange], there can be no assurance that an active trading market for such shares will develop or be maintained.

Market Risk. The prices of the assets in which the Fund invests may decline for a number of reasons, including in response to economic developments and perceptions about the creditworthiness of individual issuers.

Mid-Cap Securities Risk. Securities of medium-sized companies tend to be more volatile and less liquid than securities of larger companies.

New Fund Risk. The Fund is new with no operating history as of the date of this Prospectus. There can be no assurance that the Fund will grow to a sufficient size to achieve investment and trading efficiencies.

Operational Risk. Your ability to transact with the Fund or the valuation of your investment may be negatively impacted because of the operational risks arising from factors such as processing errors and human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel, and errors caused by third party service providers or trading counterparties. Although the Fund attempts to minimize such failures through controls and oversight, it is not possible to identify all of the operational risks that may affect a Fund or to develop processes and controls that completely eliminate or mitigate the occurrence of such failures. The Fund and its shareholders could be negatively impacted as a result.

Passive Investment Risk. The Fund is not “actively” managed and seeks to track the investment performance, before fees and expenses, of the Index. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments included in the Index.

Sector Risk. To the extent that the Fund has a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector, the Fund may be more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Consumer Discretionary Sector Risk. The success of consumer product manufacturers and retailers is tied closely to the performance of domestic and international economies, interest rates, exchange rates, competition, consumer confidence, changes in demographics and consumer preferences. Companies in the consumer discretionary sector depend heavily on disposable household income and consumer spending, and may be strongly affected by social trends and marketing campaigns. These companies may be subject to severe competition, which may have an adverse impact on their profitability.

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Information Technology Sector Risk. The information technology sector includes companies engaged in developing software and providing data processing and outsourced services, along with manufacturing and distributing communications equipment, computers and other electronic equipment and instruments, and semiconductors and semiconductor equipment manufacturers. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on their profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

Health Care Sector Risk. Performance of companies in the health care sector may be adversely impacted by many factors, including, among others, government regulations and government healthcare programs, increases or decreases in the cost of medical products and services, pricing pressure (including price discounting), limited product lines and product liability claims. Health care companies may rely heavily on patent protection, and the expiration of a company’s patent may adversely impact its profitability. In addition, heath care companies are subject to competitive forces, including industry innovation and changes in technology, that may result in their products becoming obsolete. New products in the health care sector may also require regulatory approval and significant research and development resources, which may result in significant delays and expense, with no assurance that a new product will actually come to market.

Utilities Sector Risk. The utilities sector includes companies such as electric, gas and water firms and integrated providers. The utilities sector is subject to significant government regulation and oversight. Deregulation, however, may subject utility companies to greater competition and may reduce their profitability. Companies in the utilities sector may be may be adversely affected by increases in fuel and operating costs, rising costs of financing capital construction, changes in exchange rates, domestic and international competition, and the cost of complying with regulations, among other factors.

Shares of the Fund May Trade at Prices Other than NAV. Although it is expected that the market price of the Shares of the Fund will approximate the Fund’s NAV when purchased and sold in the secondary market, the Fund faces numerous market trading risks, including the potential lack of an active market for Fund Shares, disruptions in the securities markets in which the Fund invests, periods of high market volatility and disruptions in the creation/redemption process. Any of these may lead to times when the market price of the Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount).

Socially Responsible Investing Risk. The Index methodology excludes securities of certain issuers for non-financial reasons (i.e. in an effort to ensure that companies represented in the Index comply with certain standards of environmental and social soundness and good governance). Accordingly, the Index, and therefore the Fund, may underperform the broader equity market or other indices or funds that do not utilize similar criteria when selecting investments.

Fund Performance

Performance information for the Fund is not provided because the Fund does not have performance history for a full calendar year as of the date of this Prospectus. When this Prospectus is updated after a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s return based on net assets and comparing the Fund’s performance to the Index and a broad measure of market performance. Past performance does not necessarily indicate how the Fund will perform in the future. Updated performance information will be available at www.aberdeenstandardetfs.us.

Management

Investment Advisor and Sub-Advisor

Aberdeen Standard Investments ETFs Advisors LLC serves as the investment advisor to the Fund.

[______] serves as the sub-advisor to the Fund.

Portfolio Managers

Employee	Length of Service	Title
[______]	Since inception	Co-Portfolio Manager
[______]	Since inception	Co-Portfolio Manager

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Buying and Selling Fund Shares

The Fund is an ETF, which means that its Shares are listed on a national securities exchange, such as the [Name of Exchange], and trade at market prices. Most investors will buy and sell shares of the Fund through brokers. Because Fund Shares trade on such exchanges at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). The Fund issues and redeems shares (at NAV) only in large blocks of shares (“Creation Units”), which only certain institutions or large investors (typically market makers or other broker-dealers) may purchase or redeem. Currently, Creation Units generally consist of [25,000/50,000] shares, though this may change from time to time. Creation Units are not expected to consist of less than 25,000 shares. The Fund generally issues and redeems Creation Units in exchange for a designated amount of cash (in U.S. dollars), a portfolio of securities closely approximating the holdings of the Fund or a combination of both.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Advisor or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Fund Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

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Aberdeen Standard Multi Factor International Equity ETF

Investment Objective

The Aberdeen Standard Multi Factor International Equity ETF (the “Fund”) seeks to track the investment performance, before fees and expenses, of the Aberdeen Standard Investments International Diversified Multifactor Index (USD) (the “Index”).

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). Investors purchasing and selling shares may be subject to costs (including brokerage commissions) charged by their broker, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	[__]%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(1)	0.00%
Total Annual Fund Operating Expenses	[__]%

(1)	Other Expenses are based on estimated amounts for the current fiscal year.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not include brokerage commissions that investors may pay to buy and sell shares of the Fund in the secondary market. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same each year. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[__]	$[__]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may cause the Fund to incur higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or the example above, may affect the Fund’s performance. Because the Fund has not yet commenced operations as of the date of this Prospectus, it does not have a portfolio turnover rate to provide.

Principal Investment Strategies

The Fund uses a “passive management” (or indexing) approach to track the investment performance of the Index, which is comprised of equity securities issued by companies in developed markets, excluding the United States and Canada. The Index was developed by Aberdeen Standard Investments (“ASI”), an affiliate of the Fund’s investment adviser, and is calculated and administered by IHS Markit Benchmark Administration Ltd. (the “Index Administrator”).

Aberdeen Standard Investments International Diversified Multifactor Index (USD)

The Index is designed to select equity securities from the IHS Markit EMIX World (Ex-US) Index (the “Reference Universe”) based on ASI’s proprietary SMARTER Beta methodology. The Reference Universe is designed to measure the performance of large and mid cap segments of developed markets, excluding the U.S. and Canada, classified in accordance with the transparent Country Classification Methodology of Markit Equities Ltd. (together with the Index Administrator, “Markit”), which is an affiliate of the Index Administrator and constructs the Reference Universe. SMARTER Beta refers to ASI’s diversified multi-factor equity strategy that targets exposure combinations of the following five investment style factors:

●	Value – investing in stocks priced low relative to fundamental metrics of value;

●	Quality – investing in companies that generate cash flow and efficiently manage their capital as well as having a strong balance sheet, increasing profitability, and improving operating efficiency;

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●	Momentum – investing in stocks that display positive price momentum and analyst sentiment over medium term, stocks in outperforming industries, and stocks lagging their own industry performance;

●	Small Size – bias the Index towards smaller capitalization stocks relative to the Reference Universe, which may outperform larger capitalization stocks over the long term; and

●	Low Volatility – creating portfolios that have lower expected volatility than the respective market cap equivalents.

Each stock in the Reference Universe is assigned a score based on the equal weighting of each of the value, quality, and momentum factors. Exposure to the small size and low volatility factors is obtained during the portfolio construction (optimization) process, which is the final step in the process of selecting and weighting the new Index components. The construction (optimization) process aims to maximize the Index’s exposure to the value, quality, and momentum factors subject to a defined level of absolute risk relative to the Reference Universe and subject to a set of risk-oriented constraints such as maximum and minimum security weights, absolute volatility, minimum number of securities, and limits to sector and country weights. The SMARTER Beta methodology also excludes certain companies in an effort to ensure that companies represented in the Index comply with certain standards of environmental and social soundness and good governance (ESG). Specifically, this “ESG Inside” policy excludes companies involved with the production or distribution of controversial weapons, including cluster weapons, anti-personnel mines, depleted uranium, and chemical and biological weapons, as well as companies with severe past ESG incidents, based on data and criteria provided by a third party ESG data provider.

The Index components are rebalanced monthly and the optimization constraints are re-applied during each rebalance. The Index is generally expected to consist of securities from a minimum of 150 large- and mid-capitalization developed market companies. As of [____], 2019, the Index consisted of [X] securities with a market capitalization range of between approximately $[1.7 billion] and $[234 billion]. The components of the Index and the degree to which these components represent certain industries may change over time. The percentage of the portfolio exposed to any asset class, country or geographic region will vary from time to time as the weightings of the securities within the Index change, and the Fund may not be invested in each asset class, country or geographic region at all times. The Index Administrator determines whether an issuer is located in a developed market country by reference to the Reference Universe methodology. Marki Equities Ltd., which constructs the Reference Universe, will generally deem an issuer to be located in a developed market country if it is organized under the laws of the developed market country and it is primarily listed in the developed market country. In the event that these factors point to more than one country, the Reference Universe methodology provides for consideration of certain additional factors. As of the date of this Prospectus, developed markets countries, excluding the U.S. and Canada, include the following: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. As of [ ], 2019, the Index invests, and therefore the Fund expects to invest, a significant portion of its assets in Japan. As of [            ], 2019, the Index invests, and therefore the Fund expects to invest, a significant portion of its assets in the industrials sector.

Markit, which is independent of the Fund and ASI, determines the composition and relative weightings of the securities in the Index and Reference Universe in accordance with their respective methodologies. Markit also publishes information regarding the market value of the Index and Reference Universe. Additional information on the Index can be found at [www.aberdeenstandardetfs.us].

The Fund’s Investment Strategy

The Fund will generally use a “replication” strategy to seek to achieve its investment objective, meaning the Fund will generally invest in all of the component securities of the Index in the same approximate proportions as in the Index. However, the Fund may use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Index whose risk, return, and other characteristics closely resemble the risk, return, and other characteristics of the Index as a whole, when the Fund’s advisor, Aberdeen Standard Investments ETFs Advisors LLC (the “Advisor”), or sub-advisor, [_______] (the “Sub-Advisor” or “[_____]”), believes it is in the best interests of the Fund (e.g., when replicating the Index involves practical difficulties or substantial costs, an Index constituent becomes temporarily illiquid, unavailable, or less liquid, or as a result of legal restrictions or limitations that apply to the Fund but not to the Index).

Under normal circumstances, the Fund will invest at least 80% of its total assets (exclusive of collateral held from securities lending) in the securities of companies included in the Index and depositary receipts representing component securities of the Index. The Fund may invest the remainder of its assets in cash and cash equivalents, as well as in securities and investments that are not included in the Index that the Advisor or the Sub-Advisor believes will help the Fund track the Index. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of companies incorporated or domiciled in and/or principally traded in developed market countries, excluding the U.S. and Canada.

Although the Fund generally will not concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries, to the extent that the Index is concentrated in a particular industry, the Fund will concentrate its investments to approximately the same degree as the Index.

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Summary of Principal Risks of Investing in the Fund

The Fund is subject to each of the principal risks summarized below, regardless of the order in which it appears. The Fund’s principal risks are presented in alphabetical order to assist investors in the identification and comparison of principal risks across funds. These risks could adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return and/or ability to meet its investment objective. It is possible to lose money by investing in the Fund. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Funds” and “Additional Non-Principal Risk Information about the Funds.”

Authorized Participants. The Fund has entered into Authorized Participant Agreements with only a limited number of institutions. Should these Authorized Participants cease to act as such or, for any reason, be unable to create or redeem Shares of the Fund and new Authorized Participants are not appointed in their place, Shares of the Fund may trade at a discount to the Fund’s NAV and possibly face delisting.

Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Advisor, the Sub-Advisor and/or its service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or lose operational functionality.

Depositary Receipts. Depositary receipts typically issued by a bank or trust company, represent the ownership of underlying securities that are issued by a foreign company and held by the bank or trust company. American Depositary Receipts (“ADRs”) are usually issued by a U.S. bank trust or trust company and traded on a U.S. exchange. Global Depositary Receipts (“GDRs”) may be issued by institutions located anywhere in the world and traded in any securities market. European Depositary Receipts (“EDRs”) are issued in Europe and used in bearer form in European markets. Depositary receipts may or may not be jointly sponsored by the underlying issuer. The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Certain depositary receipts are not listed on an exchange and therefore may lack liquidity.

Equity Securities Risk. The stock or other security of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer than expected earnings or certain management decisions) or to the industry in which the company is engaged (such as a reduction in the demand for products or services in a particular industry). Holders of common stock generally are subject to more risks than holders of preferred stock or debt securities because the right to repayment of common stockholders’ claims is subordinated to that of preferred stock and debt securities upon the bankruptcy of the issuer.

Foreign Currency Exposure Risk. The value of foreign currencies relative to the U.S. Dollar fluctuates in response to market, economic, political, regulatory, geopolitical or other conditions. A decline in the value of a foreign currency versus the U.S. Dollar reduces the value in U.S. Dollars of investments denominated in that foreign currency. This risk may impact the Fund more greatly to the extent the Fund does not hedge its currency risk, or hedging techniques used by the Adviser are unsuccessful. Because the Fund’s NAV is determined in U.S. dollars, the Fund’s NAV could decline if the currency of a non-U.S. market in which the Fund invests depreciates against the U.S. dollar or if there are delays or limits on repatriation of such currency. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the Fund’s NAV may change quickly and without warning.

Foreign Securities Risk. The Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable or unsuccessful government actions, reduction of government or central bank support and political or financial instability. Lack of information may also affect the value of these securities. To the extent the Fund focuses its investments in a single country or only a few countries in a particular geographic region, economic, political, regulatory or other conditions affecting such country or region may have a greater impact on Fund performance relative to a more geographically diversified fund.

Japan Investment Risk. The Japanese economy may be subject to economic, political and social instability, which could have a negative impact on Japanese securities. The Japanese economy has only recently emerged from a prolonged economic downturn. Since the year 2000, Japan’s economic growth has remained relatively low. The economy is characterized by an aging demographic, declining population, large government debt and highly regulated labor market. Economic growth is dependent on domestic consumption, deregulation and consistent government policy. International trade, particularly with the U.S., also impacts growth and adverse economic conditions in the U.S. or other such trade partners may affect Japan. Japan also has a growing economic relationship with China and other Southeast Asian countries, and thus Japan’s economy may also be affected by economic, political or social instability in those countries (whether resulting from local or global events).

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Index Administrator Risk. There is no assurance that the Index Administrator will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. An index provider, such as Markit, generally does not provide any representation or warranty or accept any liability in relation to the quality, accuracy or completeness of data in the Index, and it generally does not guarantee that the Index will be in line with its stated methodology. Gains, losses or costs associated with any Index Administrator errors will generally be borne by the Fund and its shareholders.

Index-Related Risk. While the Fund seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Index. If the computers or other facilities of the Index Administrator, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index computations or the construction of the Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Administrator for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.

Index Tracking Error Risk. The Fund may be subject to tracking error, which is the divergence of the Fund’s performance from that of the Index. Tracking error may result for a number of reasons, including the fact that the Fund incurs fees and expenses, while the Index does not. Tracking error may also occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index, pricing differences, differences in transaction costs, the Fund’s holding of uninvested cash, differences in timing of the accrual of dividends or interest, the requirements to maintain pass-through tax treatment, portfolio transactions carried out to minimize the distribution of capital gains to shareholders, changes to the Index or the need to meet various new or existing regulatory requirements. The risk that performance of the Fund and the Index may vary may be heightened during periods of increased market volatility or other unusual market conditions. In addition, to the extent the Fund uses a representative sampling approach, this approach may cause the Fund to be less correlated to the return of the Index than if the Fund held all of the securities in the Index.

Industry Concentration Risk.  The Fund will typically concentrate in industries or groups of industries to approximately the same extent as the Index. The Fund may be adversely affected by the performance of the securities in a particular industry or group of industries and may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class than may be the case for a fund that was not concentrated in a particular industry or group of industries.

Investment Risk. An investor may lose the value of their entire investment or part of their investment in Shares.

Investment Style Risk. The Index, and therefore the Fund, targets exposure combinations of the following investment style factors: value, quality, momentum, small size, and low volatility, the principal risks of which are summarized below. There can be no assurance that the exposure combinations will enhance the Fund’s performance over time, and the investment style factors may, individually or collectively, detract from performance in certain market environments, perhaps for an extended period of time.

Value Style Risk. Stocks issued by companies that may be perceived as undervalued may fail to appreciate for long periods of time and may never realize their full potential value. The Index methodology may be unsuccessful in emphasizing undervalued securities.

Quality Style Risk. Stocks included in the Index are deemed to be quality stocks pursuant to the Index’s methodology, but there is no guarantee that the past performance of these stocks will continue. Companies that issue these stocks may experience lower than expected returns or may experience negative growth, as well as increased leverage, resulting in lower than expected or negative returns to Fund shareholders. Many factors can affect a stock’s quality and performance, and the impact of these factors on a stock or its price can be difficult to predict.

Momentum Style Risk. Stocks that previously exhibited high momentum characteristics may not experience positive momentum or may experience more volatility than the market as a whole.

Low Volatility Style Risk. Although subject to the risks of common stocks, low volatility stocks are seen as having a lower risk profile than the overall markets. However, a portfolio comprised of low volatility stocks may not produce investment exposure that has lower variability to changes in such stocks’ price levels. Low volatility stocks are likely to underperform the broader market during periods of rapidly rising stock prices. Although the Index was created to seek lower volatility than the Reference Universe, there is no guarantee that this strategy will be successful.

Small Size Style Risk. The Index, and therefore the Fund, has a bias towards smaller capitalization stocks relative to the Reference Universe. Stocks of smaller capitalization companies may be more volatile and less liquid than securities of larger companies. The Fund still invests principally in mid- and large-capitalization stocks. Investing in smaller capitalization companies relative to the Reference Universe does not mean that the Fund will invest to a principal extent in small-capitalization stocks.

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Issuer Risk. The value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or service.

Large-Cap Securities Risk. Securities of larger companies may adapt more slowly to changing market conditions. In addition, larger companies may be more mature and subject to more limited growth potential compared with smaller companies. Accordingly, the returns on investments in stocks of large U.S. companies could trail the returns on investments in stocks of smaller and mid-sized companies.

Liquidity. Generally, only Authorized Participants may redeem Fund Shares. Investors other than Authorized Participants wishing to realize their Fund Shares will generally need to rely on secondary trading in the public trading market. There can be no assurance as to the price at which, or volume in which, it may at any time be possible to realize Fund Shares in the public trading market. Although the Fund Shares are listed for trading on [Name of Exchange], there can be no assurance that an active trading market for such shares will develop or be maintained.

Market Risk. The prices of the assets in which the Fund invests may decline for a number of reasons, including in response to economic developments and perceptions about the creditworthiness of individual issuers.

Mid-Cap Securities Risk. Securities of medium-sized companies tend to be more volatile and less liquid than securities of larger companies.

New Fund Risk. The Fund is new with no operating history as of the date of this Prospectus. There can be no assurance that the Fund will grow to a sufficient size to achieve investment and trading efficiencies.

Operational Risk. Your ability to transact with the Fund or the valuation of your investment may be negatively impacted because of the operational risks arising from factors such as processing errors and human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel, and errors caused by third party service providers or trading counterparties. Although the Fund attempts to minimize such failures through controls and oversight, it is not possible to identify all of the operational risks that may affect a Fund or to develop processes and controls that completely eliminate or mitigate the occurrence of such failures. The Fund and its shareholders could be negatively impacted as a result.

Passive Investment Risk. The Fund is not “actively” managed and seeks to track the investment performance, before fees and expenses, of the Index. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments included in the Index.

Sector Risk. To the extent that the Fund has a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector, the Fund may be more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Industrials Sector Risk. The value of securities issued by companies in the industrials sector may be adversely affected by supply and demand related to their specific products or services and industrials sector products in general. The products of manufacturing companies may face obsolescence due to rapid technological developments and frequent new product introduction. Government regulations, world events, economic conditions and exchange rates may adversely affect the performance of companies in the industrials sector. Companies in the industrials sector may be adversely affected by liability for environmental damage and product liability claims. The industrials sector may also be adversely affected by changes or trends in commodity prices, which may be influenced by unpredictable factors. Companies in the industrials sector, particularly aerospace and defense companies, may also be adversely affected by government spending policies because companies involved in this sector rely to a significant extent on government demand for their products and services

Shares of the Fund May Trade at Prices Other than NAV. Although it is expected that the market price of the Shares of the Fund will approximate the Fund’s NAV when purchased and sold in the secondary market, the Fund faces numerous market trading risks, including the potential lack of an active market for Fund Shares, disruptions in the securities markets in which the Fund invests, periods of high market volatility and disruptions in the creation/redemption process. Any of these may lead to times when the market price of the Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount).

Socially Responsible Investing Risk. The Index methodology excludes securities of certain issuers for non-financial reasons (i.e. in an effort to ensure that companies represented in the Index comply with certain standards of environmental and social soundness and good governance). Accordingly, the Index, and therefore the Fund, may underperform the broader equity market or other indices or funds that do not utilize similar criteria when selecting investments.

Fund Performance

Performance information for the Fund is not provided because the Fund does not have performance history for a full calendar year as of the date of this Prospectus. When this Prospectus is updated after a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s return based on net assets and comparing the Fund’s performance to the Index and a broad measure of market performance. Past performance does not necessarily indicate how the Fund will perform in the future. Updated performance information will be available at www.aberdeenstandardetfs.us.

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Management

Investment Advisor and Sub-Advisor

Aberdeen Standard Investments ETFs Advisors LLC serves as the investment advisor to the Fund.

[______] serves as the sub-advisor to the Fund.

Portfolio Managers

Employee	Length of Service	Title
[______]	Since inception	Co-Portfolio Manager
[______]	Since inception	Co-Portfolio Manager

Buying and Selling Fund Shares

The Fund is an ETF, which means that its Shares are listed on a national securities exchange, such as the [Name of Exchange], and trade at market prices. Most investors will buy and sell shares of the Fund through brokers. Because Fund Shares trade on such exchanges at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). The Fund issues and redeems shares (at NAV) only in large blocks of shares (“Creation Units”), which only certain institutions or large investors (typically market makers or other broker-dealers) may purchase or redeem. Currently, Creation Units generally consist of [50,000/25,000] shares, though this may change from time to time. Creation Units are not expected to consist of less than 25,000 shares. The Fund generally issues and redeems Creation Units in exchange for a designated amount of cash (in U.S. dollars), a portfolio of securities closely approximating the holdings of the Fund or a combination of both.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Advisor or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Fund Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

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Aberdeen Standard Multi Factor Emerging Markets Equity ETF

Investment Objective

The Aberdeen Standard Multi Factor Emerging Markets Equity ETF (the “Fund”) seeks to track the investment performance, before fees and expenses, of the Aberdeen Standard Investments Emerging Markets Diversified Multifactor Index (USD) (the “Index”).

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). Investors purchasing and selling shares may be subject to costs (including brokerage commissions) charged by their broker, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	[__]%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(1)	0.00%
Total Annual Fund Operating Expenses	[__]%

(1)	Other Expenses are based on estimated amounts for the current fiscal year.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not include brokerage commissions that investors may pay to buy and sell shares of the Fund in the secondary market. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same each year. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[__]	$[__]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may cause the Fund to incur higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or the example above, may affect the Fund’s performance. Because the Fund has not yet commenced operations as of the date of this Prospectus, it does not have a portfolio turnover rate to provide.

Principal Investment Strategies

The Fund uses a “passive management” (or indexing) approach to track the investment performance of the Index, which is comprised of equity securities issued by companies in emerging markets. The Index was developed by Aberdeen Standard Investments (“ASI”), an affiliate of the Fund’s investment adviser, and is calculated and administered by IHS Markit Benchmark Administration Ltd. (the “Index Administrator”).

Aberdeen Standard Investments Emerging Markets Diversified Multifactor Index (USD)

The Index is designed to select equity securities from the IHS Markit EMIX Broad Emerging Index (the “Reference Universe”) based on ASI’s proprietary SMARTER Beta methodology. The Reference Universe is designed to measure the performance of large and mid cap segments of emerging markets, classified in accordance with the transparent Country Classification Methodology of Markit Equities Ltd. (together with the Index Administrator, “Markit”), which is an affiliate of the Index Administrator and constructs the Reference Universe. SMARTER Beta refers to ASI’s diversified multi-factor equity strategy that targets exposure combinations of the following five investment style factors:

●	Value – investing in stocks priced low relative to fundamental metrics of value;

●	Quality – investing in companies that generate cash flow and efficiently manage their capital as well as having a strong balance sheet, increasing profitability, and improving operating efficiency;

●	Momentum – investing in stocks that display positive price momentum and analyst sentiment over medium term, stocks in outperforming industries, and stocks lagging their own industry performance;

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●	Small Size – bias the Index towards smaller capitalization stocks relative to the Reference Universe, which may outperform larger capitalization stocks over the long term; and

●	Low Volatility – creating portfolios that have lower expected volatility than the respective market cap equivalents.

Each stock in the Reference Universe is assigned a score based on the equal weighting of each of the value, quality, and momentum factors. Exposure to the small size and low volatility factors is obtained during the portfolio construction (optimization) process, which is the final step in the process of selecting and weighting the new Index components. The construction (optimization) process aims to maximize the Index’s exposure to the value, quality, and momentum factors subject to a defined level of absolute risk relative to the Reference Universe and subject to a set of risk-oriented constraints such as maximum and minimum security weights, absolute volatility, minimum number of securities, and limits to sector and country weights. The SMARTER Beta methodology also excludes certain companies in an effort to ensure that companies represented in the Index comply with certain standards of environmental and social soundness and good governance (ESG). Specifically, this “ESG Inside” policy excludes companies involved with the production or distribution of controversial weapons, including cluster weapons, anti-personnel mines, depleted uranium, and chemical and biological weapons, as well as companies with severe past ESG incidents, based on data and criteria provided by a third party ESG data provider.

The Index components are rebalanced monthly and the optimization constraints are re-applied during each rebalance. The Index is generally expected to consist of securities from a minimum of 100 large- and mid-capitalization emerging market companies. As of [____], 2019, the Index consisted of [120] securities with a market capitalization range of between approximately $[500 million] and $[277 billion]. The components of the Index and the degree to which these components represent certain industries may change over time. The percentage of the portfolio exposed to any asset class, country or geographic region will vary from time to time as the weightings of the securities within the Index change, and the Fund may not be invested in each asset class, country or geographic region at all times. The Index Administrator determines whether an issuer is located in an emerging market country by reference to the Reference Universe methodology. Markit Equities Ltd., which constructs the Reference Universe, will generally deem an issuer to be located in an emerging market country if it is organized under the laws of the emerging market country and it is primarily listed in the emerging market country. In the event that these factors point to more than one country, the Reference Universe methodology provides for consideration of certain additional factors. As of the date of this Prospectus, emerging markets countries include the following: Brazil, Chile, China, Colombia, Egypt, Greece, India, Indonesia, Korea, Malaysia, Mexico, the Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey and the United Arab Emirates. As of [ ], 2019, the Index invests, and therefore the Fund expects to invest, a significant portion of its assets in Korea and Taiwan. As of [ ], 2019, the Index does not invest a significant portion of its assets in a single sector.

Markit, which is independent of the Fund and ASI, determines the composition and relative weightings of the securities in the Index and Reference Universe in accordance with their respective methodologies. Markit also publishes information regarding the market value of the Index and Reference Universe. Additional information on the Index can be found at [www.aberdeenstandardetfs.us].

The Fund’s Investment Strategy

The Fund will generally use a “replication” strategy to seek to achieve its investment objective, meaning the Fund will generally invest in all of the component securities of the Index in the same approximate proportions as in the Index. However, the Fund may use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Index whose risk, return, and other characteristics closely resemble the risk, return, and other characteristics of the Index as a whole, when the Fund’s advisor, Aberdeen Standard Investments ETFs Advisors LLC (the “Advisor”), or sub-advisor, [_______] (the “Sub-Advisor” or “[____]”), believes it is in the best interests of the Fund (e.g., when replicating the Index involves practical difficulties or substantial costs, an Index constituent becomes temporarily illiquid, unavailable, or less liquid, or as a result of legal restrictions or limitations that apply to the Fund but not to the Index).

Under normal circumstances, the Fund will invest at least 80% of its total assets (exclusive of collateral held from securities lending) in securities of companies included in the Index and depositary receipts representing component securities of the Index. The Fund may invest the remainder of its assets in cash and cash equivalents, as well as in securities and investments that are not included in the Index that the Advisor or the Sub-Advisor believes will help the Fund track the Index. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of companies incorporated or domiciled in and/or principally traded in emerging market countries.

Although the Fund generally will not concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries, to the extent that the Index is concentrated in a particular industry, the Fund will concentrate its investments to approximately the same degree as the Index.

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Summary of Principal Risks of Investing in the Fund

The Fund is subject to each of the principal risks summarized below, regardless of the order in which it appears. The Fund’s principal risks are presented in alphabetical order to assist investors in the identification and comparison of principal risks across funds. These risks could adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return and/or ability to meet its investment objective. It is possible to lose money by investing in the Fund. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Funds” and “Additional Non-Principal Risk Information about the Funds.”

Authorized Participants. The Fund has entered into Authorized Participant Agreements with only a limited number of institutions. Should these Authorized Participants cease to act as such or, for any reason, be unable to create or redeem Shares of the Fund and new Authorized Participants are not appointed in their place, Shares of the Fund may trade at a discount to the Fund’s NAV and possibly face delisting.

Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Advisor, the Sub-Advisor and/or its service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or lose operational functionality.

Depositary Receipts. Depositary receipts typically issued by a bank or trust company, represent the ownership of underlying securities that are issued by a foreign company and held by the bank or trust company. American Depositary Receipts (“ADRs”) are usually issued by a U.S. bank trust or trust company and traded on a U.S. exchange. Global Depositary Receipts (“GDRs”) may be issued by institutions located anywhere in the world and traded in any securities market. European Depositary Receipts (“EDRs”) are issued in Europe and used in bearer form in European markets. Depositary receipts may or may not be jointly sponsored by the underlying issuer. The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Certain depositary receipts are not listed on an exchange and therefore may lack liquidity.

Equity Securities Risk. The stock or other security of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer than expected earnings or certain management decisions) or to the industry in which the company is engaged (such as a reduction in the demand for products or services in a particular industry). Holders of common stock generally are subject to more risks than holders of preferred stock or debt securities because the right to repayment of common stockholders’ claims is subordinated to that of preferred stock and debt securities upon the bankruptcy of the issuer.

Emerging Markets Risk. A magnification of the risks that apply to foreign investments. These risks are greater for securities of companies in emerging market countries because the countries may have less stable governments, more volatile currencies, and less established markets (see “Foreign Securities Risk” below).

Foreign Currency Exposure Risk. The value of foreign currencies relative to the U.S. Dollar fluctuates in response to market, economic, political, regulatory, geopolitical or other conditions. A decline in the value of a foreign currency versus the U.S. Dollar reduces the value in U.S. Dollars of investments denominated in that foreign currency. This risk may impact the Fund more greatly to the extent the Fund does not hedge its currency risk, or hedging techniques used by the Adviser are unsuccessful. Because the Fund’s NAV is determined in U.S. dollars, the Fund’s NAV could decline if the currency of a non-U.S. market in which the Fund invests depreciates against the U.S. dollar or if there are delays or limits on repatriation of such currency. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the Fund’s NAV may change quickly and without warning.

Foreign Securities Risk. The Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable or unsuccessful government actions, reduction of government or central bank support and political or financial instability. Lack of information may also affect the value of these securities. To the extent the Fund focuses its investments in a single country or only a few countries in a particular geographic region, economic, political, regulatory or other conditions affecting such country or region may have a greater impact on Fund performance relative to a more geographically diversified fund.

Korea Investment Risk. Investments in Korea are subject to, among other things, legal, regulatory, political, currency, security and economic risk. The economy of Korea is heavily dependent on exports and the demand for certain finished goods. Korea’s main industries include electronics, automobiles, telecommunications, shipbuilding, chemicals, steel, apparel footwear and food processing. Conditions that weaken demand for such products worldwide or in other Asian countries could have a negative impact on the Korean economy as a whole. Substantial political tensions exist between North Korea and South Korea and these political tensions have recently escalated. Either the threat of an outbreak of hostilities or the outright outbreak of hostilities between the two nations would likely adversely impact the South Korean economy.

Taiwan Investment Risk. Investments in Taiwan are subject to a considerable degree of economic, political and social instability risk. Among other things, Taiwan’s geographic proximity and history of political contention with China could materially affect the economy of Taiwan. Currency fluctuations, increasing competition from Asia’s other emerging economies, and conditions that weaken demand for Taiwan’s export products worldwide could have a negative impact on the Taiwanese economy as a whole.

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Index Administrator Risk. There is no assurance that the Index Administrator will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. An index provider, such as Markit, generally does not provide any representation or warranty or accept any liability in relation to the quality, accuracy or completeness of data in the Index, and it generally does not guarantee that the Index will be in line with its stated methodology. Gains, losses or costs associated with any Index Administrator errors will generally be borne by the Fund and its shareholders.

Index-Related Risk. While the Fund seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Index. If the computers or other facilities of the Index Administrator, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index computations or the construction of the Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Administrator for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.

Index Tracking Error Risk. The Fund may be subject to tracking error, which is the divergence of the Fund’s performance from that of the Index. Tracking error may result for a number of reasons, including the fact that the Fund incurs fees and expenses, while the Index does not. Tracking error may also occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index, pricing differences, differences in transaction costs, the Fund’s holding of uninvested cash, differences in timing of the accrual of dividends or interest, the requirements to maintain pass-through tax treatment, portfolio transactions carried out to minimize the distribution of capital gains to shareholders, changes to the Index or the need to meet various new or existing regulatory requirements. The risk that performance of the Fund and the Index may vary may be heightened during periods of increased market volatility or other unusual market conditions. In addition, to the extent the Fund uses a representative sampling approach, this approach may cause the Fund to be less correlated to the return of the Index than if the Fund held all of the securities in the Index.

Industry Concentration Risk.  The Fund will typically concentrate in industries or groups of industries to approximately the same extent as the Index. The Fund may be adversely affected by the performance of the securities in a particular industry or group of industries and may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class than may be the case for a fund that was not concentrated in a particular industry or group of industries.

Investment Risk. An investor may lose the value of their entire investment or part of their investment in Shares.

Investment Style Risk. The Index, and therefore the Fund, targets exposure combinations of the following investment style factors: value, quality, momentum, small size, and low volatility, the principal risks of which are summarized below. There can be no assurance that the exposure combinations will enhance the Fund’s performance over time, and the investment style factors may, individually or collectively, detract from performance in certain market environments, perhaps for an extended period of time.

Value Style Risk. Stocks issued by companies that may be perceived as undervalued may fail to appreciate for long periods of time and may never realize their full potential value. The Index methodology may be unsuccessful in emphasizing undervalued securities.

Quality Style Risk. Stocks included in the Index are deemed to be quality stocks pursuant to the Index’s methodology, but there is no guarantee that the past performance of these stocks will continue. Companies that issue these stocks may experience lower than expected returns or may experience negative growth, as well as increased leverage, resulting in lower than expected or negative returns to Fund shareholders. Many factors can affect a stock’s quality and performance, and the impact of these factors on a stock or its price can be difficult to predict.

Momentum Style Risk. Stocks that previously exhibited high momentum characteristics may not experience positive momentum or may experience more volatility than the market as a whole.

Low Volatility Style Risk. Although subject to the risks of common stocks, low volatility stocks are seen as having a lower risk profile than the overall markets. However, a portfolio comprised of low volatility stocks may not produce investment exposure that has lower variability to changes in such stocks’ price levels. Low volatility stocks are likely to underperform the broader market during periods of rapidly rising stock prices. Although the Index was created to seek lower volatility than the Reference Universe, there is no guarantee that this strategy will be successful.

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Small Size Style Risk. The Index, and therefore the Fund, has a bias towards smaller capitalization stocks relative to the Reference Universe. Stocks of smaller capitalization companies may be more volatile and less liquid than securities of larger companies. The Fund still invests principally in mid- and large-capitalization stocks. Investing in smaller capitalization companies relative to the Reference Universe does not mean that the Fund will invest to a principal extent in small-capitalization stocks.

Issuer Risk. The value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or service.

Large-Cap Securities Risk. Securities of larger companies may adapt more slowly to changing market conditions. In addition, larger companies may be more mature and subject to more limited growth potential compared with smaller companies. Accordingly, the returns on investments in stocks of large U.S. companies could trail the returns on investments in stocks of smaller and mid-sized companies.

Liquidity. Generally, only Authorized Participants may redeem Fund Shares. Investors other than Authorized Participants wishing to realize their Fund Shares will generally need to rely on secondary trading in the public trading market. There can be no assurance as to the price at which, or volume in which, it may at any time be possible to realize Fund Shares in the public trading market. Although the Fund Shares are listed for trading on [Name of Exchange], there can be no assurance that an active trading market for such shares will develop or be maintained.

Market Risk. The prices of the assets in which the Fund invests may decline for a number of reasons, including in response to economic developments and perceptions about the creditworthiness of individual issuers.

Mid-Cap Securities Risk. Securities of medium-sized companies tend to be more volatile and less liquid than securities of larger companies.

New Fund Risk. The Fund is new with no operating history as of the date of this Prospectus. There can be no assurance that the Fund will grow to a sufficient size to achieve investment and trading efficiencies.

Operational Risk. Your ability to transact with the Fund or the valuation of your investment may be negatively impacted because of the operational risks arising from factors such as processing errors and human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel, and errors caused by third party service providers or trading counterparties. Although the Fund attempts to minimize such failures through controls and oversight, it is not possible to identify all of the operational risks that may affect a Fund or to develop processes and controls that completely eliminate or mitigate the occurrence of such failures. The Fund and its shareholders could be negatively impacted as a result.

Passive Investment Risk. The Fund is not “actively” managed and seeks to track the investment performance, before fees and expenses, of the Index. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments included in the Index.

Sector Risk. To the extent that the Fund has a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector, the Fund may be more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Shares of the Fund May Trade at Prices Other than NAV. Although it is expected that the market price of the Shares of the Fund will approximate the Fund’s NAV when purchased and sold in the secondary market, the Fund faces numerous market trading risks, including the potential lack of an active market for Fund Shares, disruptions in the securities markets in which the Fund invests, periods of high market volatility and disruptions in the creation/redemption process. Any of these may lead to times when the market price of the Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount).

Socially Responsible Investing Risk. The Index methodology excludes securities of certain issuers for non-financial reasons (i.e. in an effort to ensure that companies represented in the Index comply with certain standards of environmental and social soundness and good governance). Accordingly, the Index, and therefore the Fund, may underperform the broader equity market or other indices or funds that do not utilize similar criteria when selecting investments.

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Fund Performance

Performance information for the Fund is not provided because the Fund does not have performance history for a full calendar year as of the date of this Prospectus. When this Prospectus is updated after a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s return based on net assets and comparing the Fund’s performance to the Index and a broad measure of market performance. Past performance does not necessarily indicate how the Fund will perform in the future. Updated performance information will be available at www.aberdeenstandardetfs.us.

Management

Investment Advisor and Sub-Advisor

Aberdeen Standard Investments ETFs Advisors LLC serves as the investment advisor to the Fund.

[______] serves as the sub-advisor to the Fund.

Portfolio Managers

Employee	Length of Service	Title
[______]	Since inception	Co-Portfolio Manager
[______]	Since inception	Co-Portfolio Manager

Buying and Selling Fund Shares

The Fund is an ETF, which means that its Shares are listed on a national securities exchange, such as the [Name of Exchange], and trade at market prices. Most investors will buy and sell shares of the Fund through brokers. Because Fund Shares trade on such exchanges at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). The Fund issues and redeems shares (at NAV) only in large blocks of shares (“Creation Units”), which only certain institutions or large investors (typically market makers or other broker-dealers) may purchase or redeem. Currently, Creation Units generally consist of [50,000/25,000] shares, though this may change from time to time. Creation Units are not expected to consist of less than 25,000 shares. The Fund generally issues and redeems Creation Units in exchange for a designated amount of cash (in U.S. dollars), a portfolio of securities closely approximating the holdings of the Fund or a combination of both.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Advisor or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Fund Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

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Additional Information about the Funds

Additional Investment Objective Information

Each Fund’s investment objective is a non-fundamental policy. Non-fundamental investment objectives and policies may be changed by the Board of Trustees (the “Board”) of Aberdeen Standard Investments ETFs (the “Trust”), of which each Fund is a series, without shareholder approval. In the case of any material change to the principal investment strategies of a Fund, investors in that Fund should consider whether that Fund remains an appropriate investment for them. There is no guarantee that a Fund will achieve its investment objective.

Additional Information About Each Fund’s Investment Strategy

Principal Investment Strategies

Under normal circumstances, each Fund will invest at least 80% of its total assets (excluding securities lending collateral) in securities of companies included in its Index and, with respect to the Aberdeen Standard Multi Factor International Equity ETF and Aberdeen Standard Multi Factor Emerging Markets Equity ETF, depositary receipts representing component securities of its Index. Each Fund may invest the remainder of its assets in cash and cash equivalents, as well as in securities and investments that are not included in the Index that the Advisor or the Sub-Advisor believes will help the Fund track its Index.

Under normal circumstances, the Aberdeen Standard Multi Factor US Equity ETF will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities issued by companies incorporated or domiciled in and/or principally traded in the U.S. Under normal circumstances, the Aberdeen Standard Multi Factor International Equity ETF will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of companies incorporated or domiciled in and/or principally traded in developed market countries, excluding the U.S. and Canada. Under normal circumstances, the Aberdeen Standard Multi Factor Emerging Markets Equity ETF will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of companies incorporated or domiciled in and/or principally traded in emerging market countries. If, subsequent to an investment, a Fund’s 80% requirement is no longer met, the Fund’s future investments will be made in a manner that will bring the Fund into compliance with this policy. Prior to any change in a Fund’s 80% policy, the Fund will provide shareholders with 60 days’ notice.

With respect to the policies described above, the Funds define “equity securities” to mean common and preferred stocks, rights, warrants, depositary receipts, equity interests in real estate investment trusts (“REITs”), and master limited partnerships. Emerging market countries and developed market countries are classified according to the transparent Country Classification Methodology of Market.

Additional Principal Risk Information About the Funds

This section provides additional information regarding certain of the principal risks described under “Summary of Principal Risks of Investing in the Fund” in the Funds’ Summary sections.

Authorized Participants. The Funds have entered into Authorized Participant Agreements with only a limited number of institutions. Should these Authorized Participants cease to act as such or for any reason be unable to create or redeem Shares of the Funds and new Authorized Participants not appointed in their place, Shares of the Funds may trade at a discount to that Fund’s NAV and possibly face delisting.

Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Advisor, the Sub-Advisor and/or its service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or lose operational functionality.

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Depositary Receipts (Aberdeen Standard Multi Factor International Equity ETF and Aberdeen Standard Multi Factor Emerging Markets Equity ETF only). Depositary receipts typically issued by a bank or trust company, represent the ownership of underlying securities that are issued by a foreign company and held by the bank or trust company. American Depositary Receipts (“ADRs”) are usually issued by a U.S. bank trust or trust company and traded on a U.S. exchange. Global Depositary Receipts (“GDRs”) may be issued by institutions located anywhere in the world and traded in any securities market. European Depositary Receipts (“EDRs”) are issued in Europe and used in bearer form in European markets. Depositary receipts may or may not be jointly sponsored by the underlying issuer. The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Certain depositary receipts are not listed on an exchange and therefore may lack liquidity.

Emerging Markets Risk (Aberdeen Standard Multi Factor Emerging Markets Equity ETF only). The risks of investing in foreign securities are increased in connection with investments in emerging markets. Emerging markets are countries generally considered to be relatively less developed or industrialized. Emerging markets often face economic problems that could subject a Fund to increased volatility or substantial declines in value. Deficiencies in regulatory oversight, market infrastructure, shareholder protections and company laws could expose a Fund to risks beyond those generally encountered in developed countries. In addition, profound social changes and business practices that depart from norms in developed countries’ economies have hindered the orderly growth of emerging economies and their markets in the past and have caused instability. High levels of debt tend to make emerging economies heavily reliant on foreign capital and vulnerable to capital flight. Countries in emerging markets are also more likely to experience high levels of inflation, deflation or currency devaluation, which could also hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative. A Fund may also invest in frontier markets, which involve the same risks as emerging markets, but to a greater extent since they tend to be even smaller, less developed, and less accessible than other emerging markets.

Equity Securities Risk. Although investments in equity securities, such as stocks, historically have been a leading choice for long-term investors, the values of stocks rise and fall depending on many factors. The stock or other security of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer than expected earnings or certain management decisions) or to the industry in which the company is engaged (such as a reduction in the demand for products or services in a particular industry). Market and economic factors may adversely affect securities markets generally, which could in turn adversely affect the value of a Fund’s investments, regardless of the performance or expected performance of companies in which the Fund invests. Holders of common stock generally are subject to more risks than holders of preferred stock or debt securities because the right to repayment of common stockholders’ claims is subordinated to that of preferred stock and debt securities upon the bankruptcy of the issuer.

Foreign Currency Exposure Risk (Aberdeen Standard Multi Factor International Equity ETF and Aberdeen Standard Multi Factor Emerging Markets Equity ETF only). Funds that invest in securities that trade in, or receive revenues in, foreign currencies are subject to the risk that those currencies may fluctuate in value relative to the U.S. Dollar. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad. These risks may impact a Fund more greatly to the extent the Fund does not hedge its currency risk.

A Fund’s gains from its positions in foreign currencies may accelerate and/or recharacterize the Fund’s income or gains at the Fund level and its distributions to shareholders. A Fund’s losses from such positions may also recharacterize the Fund’s income and its distributions to shareholders and may cause a return of capital to Fund shareholders.

To the extent a foreign government limits or causes delays in the convertibility or repatriation of its currency, this will adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency. Such actions could severely affect security prices, impair a Fund’s ability to purchase or sell foreign securities or transfer the Fund’s assets back into the U.S., or otherwise adversely affect the Fund’s operations.

Foreign Securities Risk (Aberdeen Standard Multi Factor International Equity ETF and Aberdeen Standard Multi Factor Emerging Markets Equity ETF only). The Funds use certain criteria to determine which country is deemed to have issued the securities in which the Funds invest. Because issuers often have activities and operations in several different countries, an issuer could be considered a non-U.S. issuer even though changes in the value of its securities held by a Fund are significantly impacted by its U.S. activities. Similarly, an issuer could be classified as a U.S. issuer even when the changes in the value of the issuer’s securities held by a Fund are significantly impacted by non-U.S. activities. Foreign securities may be more volatile, harder to price and less liquid than U.S. securities. Foreign investments involve some of the following risks as well:

●	political and economic instability;

●	the impact of currency exchange rate fluctuations;

●	reduced information about issuers;

●	higher transaction costs;

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●	less stringent regulatory and accounting standards; and

●	delayed settlement.

Additional risks include the possibility that a foreign jurisdiction might impose or increase withholding taxes on income payable with respect to foreign securities; the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which a Fund could lose its entire investment in a certain market); and the possible adoption of foreign governmental restrictions such as exchange controls. The risks of investing in foreign securities are increased in connection with investments in emerging markets. See “Emerging Markets Risk” above.

Asian Risk. Certain Funds may invest their assets in Asian securities, and those Funds may be subject to general economic and political conditions in Asia. Certain Funds may invest a significant portion of their assets in Asian securities, and those Funds may be more volatile than a fund which is broadly diversified geographically. The Asian region may be subject to a greater degree of economic, political and social instability than is the case in the United States and Europe. Many Asian countries can be characterized as emerging markets or newly industrialized and tend to experience more volatile economic cycles than developed countries and are subject to the risks described above under “Emerging Markets Risk”. Many countries in Asia have historically experienced political uncertainty, corruption, military intervention and social unrest. A Fund that focuses its investments in Asia, or the Asia-Pacific region, may be more volatile than a fund which is broadly diversified geographically. Additional factors relating to Asia that an investor in a Fund should consider include the following:

●	Investing in Asian companies could be adversely affected by major hostilities in the area. If a military conflict or the perception of such a conflict occurs, it could affect many aspects of the region’s economy, which may subject a Fund to increased volatility and substantial declines in value.

●	Many Asian countries are dependent on the economies of the United States and Europe as key trading partners. Reduction in spending on products and services or changes in the U.S. or European economies or their relationships with countries in the region may cause an adverse impact on the regional economy, which may have a negative impact on a Fund’s investment portfolio and share price.

●	Most of the securities markets of Asia have substantially less volume than markets in the U.S., and equity and debt securities of most companies in Asia are less liquid and more volatile than equity and debt securities of U.S. companies of comparable size.

●	Asia has historically depended on oil for most of its energy requirements. Almost all of its oil is imported. In the past, oil prices have had a major impact on the Asian economy.

●	The Asian region has in the past experienced earthquakes, mud slides and tidal waves of varying degrees of severity (e.g., tsunami), and the risks of such phenomena, and the damage resulting from natural disasters, continue to exist.

For a more detailed analysis and explanation of the specific risks of investing in Asia, please see “Emerging Markets Securities - Asian Risk” in the SAI.

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Japan Investment Risk. The Japanese yen has shown volatility over the past two decades and such volatility could affect returns in the future. The yen may also be affected by currency volatility elsewhere in Asia. Depreciation of the yen, and any other currencies in which the Fund’s securities are denominated, will decrease the value of the Fund’s holdings.

Japan’s growth prospects appear to be dependent on its export capabilities. Japan’s neighbors, in particular China, have become increasingly important export markets. Despite a strengthening in the economic relationship between Japan and China, the countries’ political relationship has at times been strained in recent years. Should political tension increase, it could adversely affect the economy and destabilize the region as a whole. Japan also remains heavily dependent on oil imports, and higher commodity prices could therefore have a negative impact on the economy. The natural disasters that have impacted Japan and the ongoing recovery efforts have had a negative effect on Japan’s economy. Japan has an aging population and, as a result, Japan’s workforce is shrinking. Japan’s economy may suffer if this trend continues.

Korea Investment Risk. The economy of Korea is heavily dependent on exports and the demand for certain finished goods. Korea’s main industries include electronics, automobiles, telecommunications, shipbuilding, chemicals, steel, apparel footwear and food processing. Conditions that weaken demand for such products worldwide or in other Asian countries could have a negative impact on the Korean economy as a whole. The Korean economy’s reliance on international trade makes it highly sensitive to fluctuations in international commodity prices, currency exchange rates and government regulation, and vulnerable to downturns of the world economy, particularly with respect to its four largest export markets (the EU, Japan, United States, and China). Korea has experienced modest economic growth in recent years, but such continued growth may slow due, in part, to the economic slowdown in China and the increased competitive advantage of Japanese exports with the weakened yen. Relations with North Korea could also have a significant impact on the economy of Korea. Relations between South Korea and North Korea remain tense, as exemplified in periodic acts of hostility, and the possibility of serious military engagement still exists. These and other factors could have a negative impact on the Fund’s performance.

Taiwan Investment Risk. Taiwan is a small island state with few raw material resources and limited land area and thus it relies heavily on imports for its commodity needs. Any fluctuations or shortages in the commodity markets could have a negative impact on the Taiwanese economy. Also, rising labor costs and increasing environmental consciousness have led some labor-intensive industries to relocate to countries with cheaper work forces, and continued labor outsourcing may adversely affect the Taiwanese economy. Taiwan’s economy also is intricately linked with economies of other Asian countries, which are often emerging market economies that often experience over-extensions of credit, frequent and pronounced currency fluctuations, devaluations and restrictions, rising unemployment and fluctuations in inflation. Political and social unrest in other Asian countries could cause further economic and market uncertainty in Taiwan. In particular, the Taiwanese economy is dependent on the economies of Japan and China, and also the United States, and a reduction in purchases by any of them of Taiwanese products and services or negative changes in their economies would likely have an adverse impact on the Taiwanese economy. Taiwan’s geographic proximity to the People’s Republic of China and Taiwan’s history of political contention with China have resulted in ongoing tensions with China, including the continual risk of military conflict with China. These tensions may materially affect the Taiwanese economy and securities markets.

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Europe — Recent Events Risk. A number of countries in Europe have experienced severe economic and financial difficulties. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts; many other issuers have faced difficulties obtaining credit or refinancing existing obligations; financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit; and financial markets in Europe and elsewhere have experienced extreme volatility and declines in asset values and liquidity. These difficulties may continue, worsen or spread within and outside Europe.

Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In addition, the United Kingdom has voted to withdraw from the European Union (“Brexit”). In the event Brexit occurs in a disorderly manner or results in unintended or unforeseen consequences, the ramifications for European and United Kingdom businesses could be severe. A Fund may face risks associated with the potential uncertainty and consequences that may follow Brexit, including with respect to potential volatility in exchange rates and interest rates. Brexit could adversely affect European or worldwide political, regulatory, economic or market conditions and could contribute to instability in global political institutions, regulatory agencies and financial markets. Brexit could also lead to legal uncertainty and politically divergent national laws and regulations as a new relationship between the United Kingdom and European Union is defined and the United Kingdom determines which European Union laws to replace or replicate. Any of these effects of Brexit could adversely affect any of the companies to which the Funds have exposure and any other assets in which the Funds invest. The political, economic and legal consequences of Brexit are not yet known. In the short term, financial markets may experience heightened volatility, particularly those in the United Kingdom and Europe, but possibly worldwide. The United Kingdom may be less stable than it has been in recent years, and investments in the United Kingdom may be difficult to value, or subject to greater or more frequent rises and falls in value. One or more other one or more other countries may abandon the euro, the common currency of the European Union, and/or withdraw from the European Union. Whether or not a Fund invests in securities of issuers located in Europe or with significant exposure to European issuers or countries, these events could negatively affect the value and liquidity of a Fund’s investments.

Index Administrator Risk. There is no assurance that the Index Administrator will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. An index provider, such as Markit, generally does not provide any representation or warranty or accept any liability in relation to the quality, accuracy or completeness of data in the Index, and it generally does not guarantee that the Index will be in line with its stated methodology. Gains, losses or costs associated with any Index Administrator errors will generally be borne by the Fund and its shareholders.

Index-Related Risk. While the Fund seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Index. If the computers or other facilities of the Index Administrator, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index computations or the construction of the Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Administrator for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.

Index Tracking Error Risk. The Fund may be subject to tracking error, which is the divergence of the Fund’s performance from that of the Index. Tracking error may result for a number of reasons, including the fact that the Fund incurs fees and expenses, while the Index does not. Tracking error may also occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index, pricing differences, differences in transaction costs, the Fund’s holding of uninvested cash, differences in timing of the accrual of dividends or interest, the requirements to maintain pass-through tax treatment, portfolio transactions carried out to minimize the distribution of capital gains to shareholders, changes to the Index or the need to meet various new or existing regulatory requirements. The risk that performance of the Fund and the Index may vary may be heightened during periods of increased market volatility or other unusual market conditions. In addition, to the extent the Fund uses a representative sampling approach, this approach may cause the Fund to be less correlated to the return of the Index than if the Fund held all of the securities in the Index.

Industry Concentration Risk.  The Fund will typically concentrate in industries or groups of industries to approximately the same extent as the Index. The Fund may be adversely affected by the performance of the securities in a particular industry or group of industries and may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class than may be the case for a fund that was not concentrated in a particular industry or group of industries.

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Investment Risk. An investor may lose the value of their entire investment or part of their investment in Shares.

Investment Style Risk. The Index, and therefore the Fund, targets exposure combinations of the following investment style factors: value, quality, momentum, small size and low volatility, the principal risks of which are summarized below. There can be no assurance that the exposure combinations will enhance the Fund’s performance over time, and the investment style factors may, individually or collectively, detract from performance in certain market environments, perhaps for an extended period of time.

Value Style Risk. Stocks issued by companies that may be perceived as undervalued may fail to appreciate for long periods of time and may never realize their full potential value. The Index methodology may be unsuccessful in emphasizing undervalued securities.

Quality Style Risk. Stocks included in the Index are deemed to be quality stocks pursuant to the Index’s methodology, but there is no guarantee that the past performance of these stocks will continue. ASI and the Index Administrator may be unsuccessful in creating an index that reflects the quality of individual stocks. Companies that issue these stocks may experience lower than expected returns or may experience negative growth, as well as increased leverage, resulting in lower than expected or negative returns to Fund shareholders. Earnings, growth and other measures of a stock’s quality can be adversely affected by market, regulatory, political, environmental and other factors. The price of a stock also may be affected by factors other than those factors considered in the construction of the Index. Many factors can affect a stock’s quality and performance, and the impact of these factors on a stock or its price can be difficult to predict.

Momentum Style Risk. Stocks that previously exhibited high momentum characteristics may not experience positive momentum or may experience more volatility than the market as a whole. Securities that previously exhibited high momentum characteristics may not experience positive momentum or may experience more volatility than the market as a whole. Momentum can turn quickly and cause significant variation from other types of investments.

Low Volatility Style Risk. Although subject to the risks of common stocks, low volatility stocks are seen as having a lower risk profile than the overall markets. However, a portfolio comprised of low volatility stocks may not produce investment exposure that has lower variability to changes in such stocks’ price levels. Low volatility stocks are likely to underperform the broader market during periods of rapidly rising stock prices. Although the Index was created to seek lower volatility than the Reference Universe, there is no guarantee that this strategy will be successful. The Index may be unsuccessful in creating an index that minimizes volatility, and there is a risk that a Fund may experience more than minimum volatility. Securities in a Fund’s portfolio may be subject to price volatility and the prices may not be any less volatile than the market as a whole, and could be more volatile.

Small Size Style Risk. The Index, and therefore the Fund, has a bias towards smaller capitalization stocks relative to the Reference Universe. Stocks of smaller capitalization companies may be more volatile and less liquid than securities of larger companies. Each Fund still invests principally in mid- and large-capitalization stocks. Investing in smaller capitalization companies relative to the Reference Universe does not mean that a Fund will invest to a principal extent in small-capitalization stocks.

Issuer Risk. The value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or service, as well as the historical and prospective earnings of the issuer and the value of its assets. A change in the financial condition of a single issuer may affect securities markets as a whole.

Large-Cap Securities Risk. Securities of larger companies may adapt more slowly to changing market conditions. In addition, larger companies may be more mature and subject to more limited growth potential compared with smaller companies. Accordingly, the returns on investments in stocks of large U.S. companies could trail the returns on investments in stocks of smaller and mid-sized companies.

Liquidity. Generally, only Authorized Participants may redeem Fund Shares. Investors other than Authorized Participants wishing to realize their Fund Shares will generally need to rely on secondary trading in the public trading market. There can be no assurance as to the price at which, or volume in which, it may at any time be possible to realize Fund Shares in the public trading market. Although the Fund Shares are listed for trading on [Name of Exchange], there can be no assurance that an active trading market for such shares will develop or be maintained.

Market Risk. An investment in the Funds should be made with an understanding that the value of each Fund’s assets may fluctuate in accordance with changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular asset or issuer and changes in general economic or political conditions. An investor in the Funds could lose money over short or long periods of time.

Market Events Risk. The global financial crisis that began in 2008 caused a significant decline in the value and liquidity of many securities and unprecedented volatility in the markets. In response to the crisis, the U.S. Government and the Federal Reserve, as well as certain foreign governments and their central banks took steps to support financial markets, including by keeping interest rates low. More recently, the Federal Reserve has terminated certain of its market support activities. The withdrawal of Federal Reserve or other U.S. or non-U.S. governmental or central bank support could negatively affect financial markets generally as well as reduce the value and liquidity of certain securities. Additionally, with continued economic recovery and the cessation of certain market support activities, the Fund may face a heightened level of interest rate risk as a result of a rise or increased volatility in interest rates. The current market environment could make identifying investment risks and opportunities especially difficult for the Adviser.

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In addition, policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not a Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Fund’s investments may be negatively affected by such events.

In addition, the ongoing negotiations surrounding Brexit have yet to provide clarity on what the outcome will be for the UK or Europe. The UK remains a member of the EU until the legally established departure date. This was originally March 29, 2019, but has been extended twice following agreement by all EU member states, and is now expected to be as of October 31, 2019 (the “Exit Day”). Until the Exit Day, all existing EU-derived laws and regulations will continue to apply in the UK. Those laws may continue to apply for an additional transitional period following Exit Day, depending on whether an exit deal is struck between the UK and the EU and, if so, what that deal is. In any event, the UK has undertaken a process of “on-shoring” all EU legislation, pursuant to which there appears, at this stage, to be no policy changes to EU law. However, there remain various open questions as to how cross-border financial services will work post-Exit Day, and the EU has not yet provided any material cushion from the effects of Brexit for financial services as a matter of EU law. Whether or not a Fund invests in securities of issuers located in Europe (whether the EU, Eurozone or UK) or with significant exposure to European, EU, Eurozone or UK issuers or countries, the unavoidable uncertainties and events related to Brexit could negatively affect the value and liquidity of a Fund’s investments, increase taxes and costs of business and cause volatility in currency exchange rates and interest rates. Brexit could adversely affect the performance of contracts in existence at the date of Brexit and European, UK or worldwide political, regulatory, economic or market conditions and could contribute to instability in political institutions, regulatory agencies and financial markets. Brexit could also lead to legal uncertainty and politically divergent national laws and regulations as a new relationship between the UK and EU is defined and as the UK determines which EU laws to replace or replicate. Any of these effects of Brexit, and others that cannot be anticipated, could adversely affect a Fund’s business, results of operations and financial condition. In addition, the risk that Standard Life Aberdeen plc, the parent of the companies that provide investment advisory services to the Funds and which is headquartered in the UK, fails to adequately prepare for Brexit could have significant customer, reputation and capital impacts for Standard Life Aberdeen plc and its subsidiaries, including those providing services to the Funds. Standard Life Aberdeen plc has detailed contingency plan in place to seek to manage the consequences of Brexit on the Funds and to avoid the effect of any disruption on the Funds and to the services its subsidiaries provide. Given the fluidity and complexity of the situation, however, it cannot assured that the Funds will not be adversely impacted by Brexit despite these preparations.

Mid-Cap Securities Risk. Securities of medium-sized companies tend to be more volatile and less liquid than securities of larger companies. Compared to larger companies, mid-cap securities tend to have analyst coverage by fewer Wall Street firms and may trade at prices that reflect incomplete or inaccurate information. Medium-sized companies may have a shorter history of operations, less access to financing and a less diversified product line and be more susceptible to market pressures and therefore have more volatile prices and company performance than larger companies. During some periods, securities of medium-sized companies, as an asset class, have underperformed the securities of larger companies.

New Fund Risk. A new fund or a fund with fewer assets under management may be more significantly affected by purchases and redemptions of its Creation Units than a fund with relatively greater assets under management would be affected by purchases and redemptions of its shares. As compared to a larger fund, a new or smaller fund is more likely to sell a comparatively large portion of its portfolio to meet significant Creation Unit redemptions, or invest a comparatively large amount of cash to facilitate Creation Unit purchases, in each case when the fund otherwise would not seek to do so. Such transactions may cause funds to make investment decisions at inopportune times or prices or miss attractive investment opportunities. Such transactions may also accelerate the realization of taxable income if sales of securities resulted in gains and the fund redeems Creation Units for cash, or otherwise cause a fund to perform differently than intended. While such risks may apply to funds of any size, such risks are heightened in funds with fewer assets under management. In addition, new funds may not be able to fully implement their investment strategy immediately upon commencing investment operations, which could reduce investment performance.

Operational Risk. Your ability to transact with a Fund or the valuation of your investment may be negatively impacted because of the operational risks arising from factors such as processing errors and human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel, and errors caused by third party service providers or trading counterparties. Although a Fund attempts to minimize such failures through controls and oversight, it is not possible to identify all of the operational risks that may affect a Fund or to develop processes and controls that completely eliminate or mitigate the occurrence of such failures. A Fund and its shareholders could be negatively impacted as a result.

Passive Investment Risk. The Funds are not “actively” managed and seek to track the investment performance, before fees and expenses, of their respective Indices. A Fund does not attempt to outperform its Index or take defensive positions in declining markets. As a result, a Fund’s performance may be adversely affected by a general decline in the market segments included in the Index. The returns from the types of securities in which the Funds invest may underperform returns from the various general securities markets or different asset classes. This may cause the Funds to underperform other investment vehicles that invest in different asset classes. Different types of securities (for example, large-, mid- and small-capitalization stocks) tend to go through cycles of doing better – or worse – than the general securities markets. In the past, these periods have lasted for as long as several years.

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Sector Risk. The Funds’ investing approach may result in an emphasis on certain sectors or sub-sectors of the market at any given time. To the extent that the Fund has a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector, the Fund may be more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Shares of the Fund May Trade at Prices Other than NAV. As with all ETFs, shares of the Funds may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the Shares of a Fund will approximate the Fund’s NAV when purchased and sold in the secondary market, there may be times when the market price of the Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines. The market price of a Fund’s shares on exchange during the trading day, like the price of any exchange-traded security, includes a “bid/ask” spread charged by the exchange specialist, market makers or other participants that trade the Fund’s shares. In times of severe market disruption, the bid/ask spread can increase significantly. At those times, Fund Shares are most likely to be traded at a discount to NAV, and the discount is likely to be greatest when the price of Fund Shares is falling fastest, which may be the time that you most want to sell your Fund Shares. The Advisor believes that, under normal market conditions, large market price discounts or premiums to NAV will not be sustained because of arbitrage opportunities.

Socially Responsible Investing Risk. The Index methodology of each Fund excludes securities of certain issuers for non-financial reasons (i.e. in an effort to ensure that companies represented in the Index comply with certain standards of environmental and social soundness and good governance). Accordingly, an Index, and therefore the corresponding Fund, may underperform the broader equity market or other indices or funds that do not utilize similar criteria when selecting investments.

Additional Non-Principal Risk Information about the Funds

Trading. Although the Fund Shares are listed for trading on [Name of Exchange] (the “Listing Exchange”) and may be listed or traded on U.S. and non-U.S. stock exchanges other than the Listing Exchange, there can be no assurance that an active trading market for such shares will develop or be maintained. Trading in shares may be halted due to market conditions or for reasons that, in the view of the Listing Exchange, make trading in shares inadvisable. In addition, trading in shares on the Listing Exchange is subject to trading halts caused by extraordinary market volatility pursuant to Listing Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Listing Exchange necessary to maintain the listing of a Fund will continue to be met or will remain unchanged or that Fund Shares will trade with any volume, or at all, on any stock exchange.

Costs of Buying or Selling Shares. Investors buying or selling a Fund’s shares in the secondary market will pay brokerage commissions or other charges imposed by brokers, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Fund Shares. In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to buy shares (the “bid” price) and the price at which an investor is willing to sell shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for shares based on trading volume and market liquidity, and is generally lower if the Fund’s shares have more trading volume and market liquidity and higher if the Fund’s shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. Due to the costs of buying or selling Fund Shares, including bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in shares may not be advisable for investors who anticipate regularly making small investments.

IOPV. If a price for an asset held by a Fund is not available due to disruption in the underlying market, then stale values may be used in the calculation of the IOPV, and this may adversely affect the value of Fund Shares.

Future Developments. The Trust’s Board may, in the future, authorize a Fund to invest in securities contracts and investments other than those listed in this Prospectus and in the Fund’s SAI, provided they are consistent with the Fund’s investment objective and do not violate any investment restrictions or policies.

Portfolio Holdings

Information about each Fund’s daily portfolio holdings is available at www.aberdeenstandardetfs.us. In addition, each Fund discloses its complete portfolio holdings as of the end of its fiscal year (December 31) and its second fiscal quarter (June 30) in its reports to shareholders. Each Fund files its complete portfolio holdings as of the end of its first and third fiscal quarters (March 31 and September 30, respectively) with the SEC as an exhibit to its reports on Form N-PORT. You can find the SEC filings on the SEC’s website, www.sec.gov. A summarized description of the Funds’ policies and procedures with respect to the disclosure of each Fund’s portfolio holdings is available in the Statement of Additional Information (“SAI”) for the Trust.

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Management of the Funds

Fund Organization

Each Fund is a series of the Trust which is an investment company registered under the 1940 Act. Each Fund is a separate Fund with its own investment objective and strategy. The Trust is a Delaware statutory trust and the Board is responsible for the management and direction of the Trust. The Board elects the Trust’s officers and approves all material contracts, including those with the Advisor, custodian and fund administrator.

Investment Advisor

Aberdeen Standard Investments ETFs Advisors LLC (the “Advisor”) has been appointed by the Board as investment advisor of each Fund. The Advisor is responsible for the management and administration of the Trust and the Funds.

The Advisor is a registered investment advisor located at 712 Fifth Avenue, New York, New York 10019. The Advisor is a directly-owned subsidiary of Aberdeen Standard Investments Inc. (“ASI”), an indirect wholly-owned subsidiary of Standard Life Aberdeen plc, a London stock exchange listed company (“SLA plc”). SLA plc and its affiliates manage or administer approximately $[ ] billion in assets as of [ ], 2019. [In rendering investment advisory services, the Advisor may use the resources of investment advisor subsidiaries of SLA plc. These affiliates have entered into a memorandum of understanding / personnel sharing procedures (“MOU”) pursuant to which investment professionals from each affiliate may render portfolio management and research services to U.S. clients of the Standard Life Aberdeen plc affiliates, including the Funds, as associated persons of the Advisor. No remuneration is paid by the Funds with regards to the MOU.]

The Advisor provides an investment program for each Fund. The Advisor also provides proactive oversight of the Sub-Advisor, daily monitoring of the Sub-Advisor’s buying and selling of securities for each Fund, and regular review of the Sub-Advisor’s performance.

The Advisor also arranges for transfer agency, custody, Fund administration, and all other non-distribution related services necessary for the Funds to operate. For its services, the Advisor expects to receive fees from the Funds, based on a percentage of each Fund’s average daily net assets, as shown in the following table:

Name of Fund	Advisory Fee Rate
Aberdeen Standard Multi Factor US Equity ETF	[__]%
Aberdeen Standard Multi Factor International Equity ETF	[__]%
Aberdeen Standard Multi Factor Emerging Markets Equity ETF	[__]%

Pursuant to the terms of the Funds’ Investment Advisory Agreement, the Advisor has agreed to pay all expenses of the Funds, subject to certain exceptions. For a detailed description of the Investment Advisory Agreement for the Fund, please see the “Management of the Trust” section of the SAI.

A discussion regarding the basis for the Board’s approval of the Investment Advisory Agreement with the Advisor will be available in a Fund’s first annual or semi-annual report to shareholders following commencement of operations.

Sub-Advisor

[______] (the “Sub-Advisor”), is located at [______]. The Sub-Advisor was formed in [___] and provides investment advisory services to the Funds. The Sub-Advisor provides advisory services to various other exchange-traded funds as well as separate accounts. The Sub-Advisor is responsible for trading portfolio securities on behalf of each Fund, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Advisor or in connection with any rebalancing or reconstitution of the Index, subject to the supervision of the Advisor and the Board. Under a sub-advisory agreement, the Advisor pays the Sub-Advisor a fee calculated daily and paid monthly, at an annual rate of [__]% of the average daily net assets of each Fund subject to a minimum annual fee of $[____].

A discussion regarding the basis for the Board’s approval of the Funds’ investment sub-advisory agreement between the Advisor and the Sub-Advisor will be available in a Fund’s first annual or semi-annual report to shareholders following commencement of operations.

The Advisor may hire one or more sub-advisors to oversee the day-to-day activities of the Funds. The sub-advisors are subject to oversight by the Advisor. Under the terms of an exemptive order the Trust and the Advisor received from the SEC, the Advisor may, subject to Board approval but without prior approval from shareholders, change the terms of a sub-advisory agreement or hire a new sub-advisor, either as a replacement for an existing sub-advisor or as an additional sub-advisor.

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The Trust will notify shareholders in the event of any change in the identity of such sub-advisor or sub-advisors. The Advisor has ultimate responsibility for the investment performance of the Funds due to its responsibility to oversee each sub-advisor and recommend their hiring, termination and replacement.

Portfolio Managers

[______] and [______] serve as the Funds’ portfolio managers (the “Portfolio Managers”) and are primarily responsible for the day-to-day management of the Funds.

[Name] and [Title] of [______], has [____] years of investment management experience. Prior to joining the Sub-Advisor, [______] was the [______] of [______]. [Insert Business Experience]

[Name] and [Title] of [______], has [____] years of investment management experience. Prior to joining the Sub-Advisor, [______] was the [______] of [______]. [Insert Business Experience]

The SAI provides additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers’ ownership of Fund Shares.

Additional Information on Buying and Selling Fund Shares

Most investors will buy and sell shares of the Funds in secondary market transactions through brokers. Shares of each Fund are expected to be listed for trading on the Listing Exchange and elsewhere during the trading day and can be bought and sold throughout the trading day like other shares of publicly traded securities. When buying or selling shares through a broker, most investors will incur customary brokerage commissions and charges. Shares of the Funds trade under the trading symbols listed on the cover of this Prospectus. Only authorized participants (“Authorized Participants” or “APs”) may acquire shares directly from the Funds, and only APs may tender their shares for redemption directly to the Funds, at NAV in Creation Units. Once created, shares trade in the secondary market in amounts less than a Creation Unit.

Share Trading Prices

Transactions in a Fund’s shares will be priced at NAV only if you purchase or redeem shares directly from a Fund in Creation Units. As with other types of securities, the trading prices of shares in the secondary market can be affected by market forces such as supply and demand, economic conditions and other factors. The price you pay or receive when you buy or sell your shares in the secondary market may be more or less than the NAV of such shares.

The approximate intra-day value of shares of a Fund, also referred to as the “indicative optimized portfolio value” (IOPV), is disseminated every 15 seconds throughout the trading day by the national securities exchange on which such Fund is listed or by market data vendors or other information providers. The IOPV should not be viewed as a “real time” update of the NAV, because the IOPV may not be calculated in the same manner as the NAV, which is computed once per day, generally at the end of the day. The approximate value generally is determined by using amortized cost for securities with remaining maturities of 60 days or less, current market quotations, and/or price quotations obtained from broker-dealers that may trade in the portfolio securities held by a Fund. The Funds are not involved in, or responsible for, the calculation or dissemination of the IOPV and make no warranty as to their accuracy.

Determination of Net Asset Value

The NAV of each Fund’s shares is calculated each day the national securities exchanges are open for trading as of the close of regular trading on the Listing Exchange, generally 4:00 p.m. New York time (the “NAV Calculation Time”). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund Shares outstanding.

In calculating its NAV, each Fund generally values its assets on the basis of market quotations, last sale prices, or estimates of value furnished by a pricing service or brokers who make markets in such instruments. Debt obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Investments in futures are valued at market value, which is generally determined using the last reported official closing price or last trading price on the exchange or market on which the futures contract is primarily traded at the time of valuation. Generally, trading in futures, U.S. government securities (such as U.S. Treasury securities), money market instruments and certain fixed-income securities is substantially completed each day at various times prior to the NAV Calculation Time. The values of such securities used in computing the NAV of the Fund are determined as of such times.

Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. For these purposes, a price based on amortized cost is considered a market valuation. Assets that may be valued using “fair value” pricing may include, but are not limited to, those for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before the Fund’s next NAV calculation time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

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Transactions in each Fund’s shares will be priced at NAV only if you purchase or redeem shares directly from the Fund in Creation Units. Shares of the Funds are purchased or sold on a national securities exchange at market prices, which may be higher or lower than NAV. Each Fund discloses its NAV on a daily basis. For more information, or to obtain a Fund’s NAV, please call 844-383-7289 or visit www.aberdeenstandardetfs.us.

Dividends and Distributions

[The Fund pays out dividends and distributes its net capital gains, if any, to shareholders at least annually. Ordinarily, dividends from net investment income, if any, are declared and paid annually by each Fund.] Each Fund also intends to distribute its net realized capital gains, if any, to shareholders annually. Dividends and other distributions may be declared and paid more frequently to comply with the distribution requirements of Subchapter M of the Code, and to avoid a federal excise tax imposed on regulated investment companies. Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available.

Book Entry

Shares of the Funds are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding shares of the Funds.

Investors owning shares of a Fund are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all shares of the Fund. Participants include DTC, securities brokers and dealers, banks, trust companies, clearing corporations, and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any securities that you hold in book entry or “street name” form. Your broker will provide you with account statements, confirmations of your purchases and sales, and tax information.

Delivery of Shareholder Documents – Householding

Householding is an option available to certain investors of the Funds. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Funds is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Frequent Purchases and Redemptions of Fund Shares

The Funds impose no restrictions on the frequency of purchases and redemptions of shares. In determining not to approve a written, established policy, the Board evaluated the risks of market timing activities by Fund shareholders. Purchases and redemptions by APs, who are the only parties that may purchase or redeem shares directly with a Fund, are an essential part of the ETF process and help keep share trading prices in line with NAV. As such, the Funds accommodate frequent purchases and redemptions by APs. However, the Board has also determined that frequent purchases and redemptions for cash may increase tracking error and portfolio transaction costs and may lead to the realization of capital gains. Frequent in-kind creations and redemptions generally do not give rise to these concerns. To minimize these potential consequences of frequent purchases and redemptions, the Funds employ fair value pricing and impose transaction fees on purchases and redemptions of Creation Units to cover the custodial and other costs incurred by a Fund in effecting trades. In addition, the Funds and the Advisor reserve the right to reject any purchase order at any time.

Investments by Registered Investment Companies

Section 12(d)(1) of the 1940 Act restricts investments by registered investment companies in the securities of other investment companies, including shares of the Funds. Registered investment companies are permitted to invest in the Funds beyond the limits set forth in section 12(d)(1), subject to certain terms and conditions set forth in an SEC exemptive order issued to the Trust, including that such investment companies enter into an agreement with that Fund. The Funds’ SAI provides additional information about Section 12(d)(1) limits under the “Investment Company Securities” sub-section of the “Specific Investment Strategies” section.

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Additional Tax Information

The following discussion is a summary of some important U.S. federal income tax considerations generally applicable to investments in the Funds. Your investment in a Fund may have other tax implications. Please consult your tax advisor about the tax consequences of an investment in Fund Shares, including the possible application of foreign, state and local tax laws.

Each Fund intends to qualify each year for treatment as a RIC under Subchapter M of the Code. If it meets certain minimum distribution requirements, a RIC is not subject to tax at the fund level on income and gains from investments that are timely distributed to shareholders. However, a Fund’s failure to qualify as a RIC or to meet minimum distribution requirements would result (if certain relief provisions were not available) in fund-level taxation and, consequently, a reduction in income available for distribution to shareholders.

The Tax Cuts and Jobs Act (the “Tax Act”) made significant changes to the U.S. federal income tax rules for taxation of individuals and corporations, generally effective for taxable years beginning after December 31, 2017. Many of the changes applicable to individuals are temporary and only apply to taxable years beginning after December 31, 2017 and before January 1, 2026. There are only minor changes with respect to the specific rules applicable to RICs, such as the Funds. The Tax Act, however, makes numerous other changes to the tax rules that may affect shareholders and the Funds. You are urged to consult with your own tax advisor regarding how the Tax Act affects your investment in the Funds.

Unless you are a tax-exempt entity or your investment in Fund Shares is made through a tax-deferred retirement account, such as an individual retirement account, you need to be aware of the possible tax consequences when:

●	A Fund makes distributions;
●	You sell Fund Shares; and
●	You purchase or redeem Creation Units (institutional investors only).

Taxes on Distributions

For federal income tax purposes, distributions of investment income are generally taxable as ordinary income or qualified dividend income. Taxes on distributions of capital gains (if any) are determined by how long a Fund owned the assets that generated them, rather than how long a shareholder has owned his or her Fund Shares. Sales of assets held by a Fund for more than one year generally result in long-term capital gains and losses, and sales of assets held by a Fund for one year or less generally result in short-term capital gains and losses. Distributions of a Fund’s net capital gain (the excess of net long-term capital gains over net short-term capital losses) that are properly reported by the Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable as long-term capital gains. For non-corporate shareholders, long-term capital gains are generally subject to tax at reduced rates. Distributions of short-term capital gain will generally be taxable as ordinary income. Distributions reported by a Fund as “qualified dividend income” are generally taxed to non-corporate shareholders at rates applicable to long-term capital gains, provided holding period and other requirements are met. “Qualified dividend income” generally is income derived from dividends paid by U.S. corporations or certain foreign corporations that are either incorporated in a U.S. possession or eligible for tax benefits under certain U.S. income tax treaties. In addition, dividends that the Fund receives in respect of stock of certain foreign corporations may be qualified dividend income if that stock is readily tradable on an established U.S. securities market.

In general, your distributions are subject to federal income tax for the year in which they are paid. However, certain distributions paid in January may be treated as paid on December 31 of the prior year. Distributions are generally taxable even if they are paid from income or gains earned by a Fund before your investment (and thus were included in the price you paid for your shares).

Dividends and distributions from the Funds and capital gain on the sale of Fund Shares are generally taken into account in determining a shareholder’s “net investment income” for the purposes of the Medicare contribution tax applicable to certain individuals, estates and trusts. A Fund may include cash when paying the redemption price for Creation Units in addition to, or in place of, the delivery of a basket of securities. A Fund may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize investment income and/or capital gains or losses that it might not have recognized if it had completely satisfied the redemption in-kind. As a result, the Funds may be less tax efficient if they include such a cash payment than if the in-kind redemption process is used.

Distributions (other than Capital Gain Dividends) paid to individual shareholders that are neither citizens nor residents of the U.S., or to foreign entities will generally be subject to a U.S. withholding tax at the rate of 30%, unless a lower treaty rate applies. A Fund may, under certain circumstances, report all or a portion of a dividend as an “interest related dividend” or a “short term capital gain dividend,” which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met.

The Funds (or financial intermediaries, such as brokers, through which shareholders own Fund Shares) generally are required to withhold and to remit to the U.S. Treasury a percentage of the taxable distributions and the sale or redemption proceeds paid to any shareholder who fails to properly furnish a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify that he, she or it is not subject to such withholding.

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Taxes When You Sell Fund Shares

Any capital gain or loss realized upon a sale of Fund Shares is generally treated as a long-term gain or loss if you held the shares you sold for more than one year. Any capital gain or loss realized upon a sale of Fund Shares held for one year or less is generally treated as a short-term gain or loss, except that any capital loss on a sale of shares held for six months or less is treated as a long-term capital loss to the extent of Capital Gain Dividends paid with respect to such shares. The ability to deduct capital losses may be limited depending on your circumstances.

Taxes on Creation and Redemption of Creation Units

An Authorized Participant having the U.S. dollar as its functional currency for U.S. federal income tax purposes that exchanges securities or non-U.S. currency for Creation Units generally will recognize a gain or loss equal to the difference between (i) the sum of the market value of the Creation Units at the time of the exchange and any amount of cash received by the Authorized Participant in the exchange and (ii) the sum of the exchanger’s aggregate basis in the securities or non-U.S. currency surrendered and any amount of cash paid for such Creation Units. A person who redeems Creation Units will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate U.S. dollar market value of the securities plus the amount of any cash or non-U.S. currency received for such Creation Units. The IRS, however, may assert that a loss that is realized by an Authorized Participant upon an exchange of securities for Creation Units may not be permitted to be currently deducted under the rules governing “wash sales” (for Authorized Participants that do not mark-to-market their holding) or on the basis that there has been no significant change in economic position.

Gain or loss recognized by an Authorized Participant upon an issuance of Creation Units in exchange for non-U.S. currency will generally be treated as ordinary income or loss. Gain or loss recognized by an Authorized Participant upon an issuance of Creation Units in exchange for securities, or upon a redemption of Creation Units, may be capital or ordinary gain or loss depending on the circumstances. Any capital gain or loss realized upon an issuance of Creation Units in exchange for securities will generally be treated as long-term capital gain or loss if the securities have been held for more than one year. Any capital gain or loss realized upon the redemption of a Creation Unit will generally be treated as long-term capital gain or loss if the Fund Shares comprising the Creation Unit have been held for more than one year. Otherwise, such capital gains or losses are treated as short-term capital gains or losses.

A person subject to U.S. federal income tax with the U.S. dollar as its functional currency who receives non-U.S. currency upon a redemption of Creation Units and does not immediately convert the non-U.S. currency into U.S. dollars may, upon a later conversion of the non-U.S. currency into U.S. dollars, recognize any gains or losses resulting from fluctuations in the value of the non-U.S. currency relative to the U.S. dollar since the date of the redemption. Any such gains or losses will generally be treated as ordinary income or loss.

Persons exchanging securities or non-U.S. currency for Creation Units should consult their own tax advisors with respect to the tax treatment of any creation or redemption transaction and whether the wash sales rules apply and when a loss might be deductible. If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many Fund Shares you purchased or redeemed and at what price.

Foreign Investments by the Funds

Interest, dividends, and other income received by a Fund with respect to foreign securities may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. A Fund may need to file claims for refunds to secure the benefits of a reduced rate. If as of the close of a taxable year more than 50% of the total assets of a Fund consist of stock or securities of foreign corporations, the Fund intends to elect to “pass through” to investors the amount of foreign income and similar taxes (including withholding taxes) paid by the Fund during that taxable year. If a Fund elects to “pass through” such foreign taxes, then investors will be considered to have received as additional income their respective shares of such foreign taxes, but may be entitled to either a corresponding tax deduction in calculating taxable income or, subject to certain limitations, a credit in calculating federal income tax.

Distribution

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Unit Aggregations for the Funds on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds. The Distributor’s principal address is 1290 Broadway, Suite 1100, Denver, Colorado 80203. The Distributor has no role in determining the policies of any Fund or the securities that are purchased or sold by any Fund.

The Board has adopted a Distribution and Service (12b-1) Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with its Rule 12b-1 Plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse the Distributor for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. The Distributor may also use this amount to compensate securities dealers or other entities that are Authorized Participants for providing distribution and/or investor services assistance, including broker-dealer and shareholder support and educational and promotional services.

33

No 12b-1 fees are currently paid by any Fund, and the Board has not currently approved the commencement of any payments under the plan. However, in the event 12b-1 fees are charged in the future, because the fees are paid out of a Fund’s assets, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

Premium/Discount and NAV Information

Information regarding each Fund’s NAV and how often shares of the Funds traded on the Listing Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year and most recent calendar quarter is posted to www.aberdeenstandardetfs.us.

Additional Notices

Shares of the Funds are not sponsored, endorsed, or promoted by the Listing Exchange. The Listing Exchange makes no representation or warranty, express or implied, to the owners of the shares of the Funds. The Listing Exchange is not responsible for, nor has it participated in, the determination of the timing of, prices of, or quantities of the shares of a Fund to be issued, nor in the determination or calculation of the equation by which the shares are redeemable. The Listing Exchange has no obligation or liability to owners of the shares of a Fund in connection with the administration, marketing, or trading of the shares of the Fund. Without limiting any of the foregoing, in no event shall the Listing Exchange have any liability for any lost profits or indirect, punitive, special, or consequential damages even if notified of the possibility thereof.

ASI, the Advisor, the Sub-Advisor, Markit, and the Funds make no representation or warranty, express or implied, to the owners of shares of a Fund or any member of the public regarding the advisability of investing in securities generally or in a Fund particularly. The Funds, the Advisor, and the Sub-Advisor do not guarantee the accuracy, completeness, or performance of an Index or the data included therein and shall have no liability in connection with the Index or Index calculation. The Index Administrator maintains and calculates the Index used by each Fund. The Index Administrator shall have no liability for any errors or omissions in calculating an Index.

“Aberdeen Standard Investments Smarter Beta Multifactor Index SeriesSM”, “Aberdeen Standard Investments US Diversified Multifactor Index (USD)SM”, “Aberdeen Standard Investments International Diversified Multifactor Index (USD)SM”, and “Aberdeen Standard Investments Emerging Markets Diversified Multifactor Index (USD)SM” are proprietary to ASI, and have been licensed for use by ASI.

The Funds are not sponsored, endorsed, sold, or promoted by Markit and/or its affiliates, and Markit and/or its affiliates make no representation or warranty, express or implied, to the owners of a Fund or any member of the public regarding the advisability of trading in such product(s).

Markit is the index calculation agent and administrator for each Fund’s Index and Reference Universe. “IHS Markit EMIX World (US) IndexSM”, “IHS Markit EMIX World (Ex-US) IndexSM”, and “IHS Markit EMIX Broad Emerging IndexSM” (collectively, the “IHS Markit EMIX Indices” or the “Reference Universes”) are service marks of Markit and its affiliates.

The Funds are not sponsored, endorsed, sold or promoted by Markit or its affiliates. None of Markit or any of its subsidiaries or affiliates makes any representation or warranty, express or implied, to the owners of or counterparties to the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly. The only relationship of Markit or any of its subsidiaries or affiliates to ASI and the Funds is in its role as Index calculation agent and administrator, and the licensing of certain trademarks, trade names and service marks of the IHS EMIX Indices, which are determined, composed and calculated by Markit without regard to ASI or the Funds. Markit has no obligation to take the needs of ASI or the owners of the Funds into consideration in determining, composing or calculating the IHS EMIX Indices. None of Markit or any of its respective subsidiaries or affiliates is responsible for or has participated in the determination of the timing of, prices at, or quantities of the Funds to be issued or in the determination or calculation of the equation by which the Funds Shares are to be converted into cash.

None of Markit or any of its subsidiaries or affiliates shall have any obligation or liability, including, without limitation, to Funds customers, in connection with the administration, marketing or trading of the Funds. Notwithstanding the foregoing, Markit and its respective subsidiaries and affiliates may independently issue and/or sponsor financial products unrelated to the Funds, but which may be similar to and competitive with the Funds.

The Prospectus relates only to the Funds and does not relate to the securities underlying any of the IHS EMIX Index components. Purchasers of the Funds should not conclude that the inclusion of a security in an IHS EMIX Index is any form of investment recommendation of the security by Markit or any of its subsidiaries or affiliates. The information in the Prospectus regarding the IHS EMIX Index components has been derived solely from publicly available documents. None of Markit or any of its subsidiaries or affiliates has made any due diligence inquiries with respect to the IHS EMIX Index components in connection with the Funds. None of Markit or any of its subsidiaries or affiliates makes any representation that these publicly available documents or any other publicly available information regarding the IHS EMIX Index components, including without limitation a description of factors that affect the prices of such components, are accurate or complete.]

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Financial Highlights

Financial information is not available because the Funds had not commenced operations prior to the date of this Prospectus.

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Aberdeen Standard Investments ETFs

c/o ALPS Distributors, Inc.

1290 Broadway, Suite 1100

Denver, Colorado 80203

The Trust’s current SAI provides additional detailed information about the Funds. The Trust has electronically filed the SAI with the SEC. It is incorporated by reference in this Prospectus.

Additional information about the Funds’ investments is available in the Funds’ annual and semi-annual reports to shareholders. In the annual report you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.

To make shareholder inquiries, for more detailed information on a Fund or to request the SAI, annual or semi-annual shareholder reports free of charge, please:

Call:	1-844-383-7289 Monday through Friday 8:00 a.m. – 8:00 p.m. (Eastern time)	Write:	Aberdeen Standard Investments ETFs c/o ALPS Distributors, Inc. 1290 Broadway, Suite 1100 Denver, Colorado 80203
Visit:	www.aberdeenstandardetfs.us

Other information about the Funds is available on the EDGAR Database on the SEC’s internet site at http://www.sec.gov. You may also obtain copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

No person is authorized to give any information or to make any representations about any Fund and its shares not contained in this Prospectus and you should not rely on any other information. Read and keep this Prospectus for future reference.

©2019 Aberdeen Standard Investments ETFs

Aberdeen Standard Investments ETFs Funds are distributed by

ALPS Distributors, Inc.

1290 Broadway, Suite 1100

Denver, Colorado 80203

INVESTMENT COMPANY ACT FILE NO.

811-22986

36

May 8, 2019

SUBJECT TO COMPLETION

THE INFORMATION HEREIN IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SEC IS EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY JURISDICTION IN WHICH THE OFFER OR SALE IS NOT PERMITTED.

Aberdeen Standard Investments ETFs

STATEMENT OF ADDITIONAL INFORMATION

[___], 2019

Aberdeen Standard SMARTER Beta ETFs

Aberdeen Standard Multi Factor US Equity ETF

Ticker: [Ticker]

Aberdeen Standard Multi Factor International Equity ETF

Ticker: [Ticker]

Aberdeen Standard Multi Factor Emerging Markets Equity ETF

Ticker: [Ticker]

Principal U.S. Listing Exchange: [Name of Exchange]

This Statement of Additional Information (“SAI”) is not a prospectus. The SAI should be read in conjunction with the current prospectus (the “Prospectus”) for each of the funds listed above (each, a “Fund” and, collectively, the “Funds”), each a separate series of Aberdeen Standard Investments ETFs (the “Trust”), as may be revised from time to time.

The current Prospectus for each Fund is dated [                     ], 2019. Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted. A copy of the Prospectus for each Fund may be obtained, without charge, by calling 1-844-383-7289, visiting www.aberdeenstandardetfs.us, or writing to Aberdeen Standard Investments ETFs, c/o ALPS Distributors, Inc., 1290 Broadway, Suite 1100, Denver, Colorado 80203.

THE SECURITIES AND EXCHANGE COMMISSION (“SEC”) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS SAI. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

i

GENERAL DESCRIPTION OF THE TRUST AND THE FUNDS

The Trust was organized as a Delaware statutory trust on January 9, 2014 and is authorized to issue multiple series or portfolios. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The offering of the Trust’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”).

Aberdeen Standard Investments ETFs Advisors LLC serves as the investment advisor (the “Advisor”) and [ ] serves as the sub-advisor (the “Sub-Advisor”) to each Fund (the Advisor and Sub-Advisor may be referred to together herein as the “Advisors”). The Advisor is a directly-owned subsidiary of Aberdeen Standard Investments Inc. (formerly known as Aberdeen Asset Management Inc.) (“Aberdeen”), an indirect wholly-owned subsidiary of Standard Life Aberdeen plc (“SLA plc”). ALPS Distributors, Inc. serves as the distributor (the “Distributor”) of the Creation Units Aggregations of the Funds.

Each Fund issues and redeems shares at net asset value per share (“NAV”) only in large blocks of shares, typically [50,000/25,000] shares or more (“Creation Units” or “Creation Unit Aggregations”). This may change from time to time, and Creation Units are not expected to consist of less than 25,000 shares. These transactions are usually in exchange for a basket of securities included in the relevant Fund’s Index and/or an amount of cash. As a practical matter, only institutions or large investors purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of the Funds are not redeemable securities.

Each Fund intends to qualify each year for treatment as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), so that it will not be subject to federal income tax on income and gains that are timely distributed to Fund shareholders. Each Fund will invest its assets, and otherwise conduct its operations, in a manner that is intended to satisfy the qualifying income, diversification and distribution requirements necessary to establish and maintain eligibility for such treatment.

Shares of the Funds are expected to be listed on a national securities exchange, such as [ ] (the “Listing Exchange”), and will trade throughout the day on the Listing Exchange and other secondary markets at market prices that may differ from NAV. As in the case of other publicly traded securities, brokers’ commissions on transactions will be based on commission rates charged by the applicable broker.

The Trust reserves the right to adjust the prices of shares in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the applicable Fund.

INVESTMENT STRATEGIES AND RISKS

Each Fund is an exchange-traded fund (“ETF”) that seeks to track the investment performance, before fees and expenses, of an underlying index.

Each Fund’s investment objective, principal investment strategies and associated risks are described in the Fund’s Prospectus. The sections below supplement these principal investment strategies and risks and describe the Funds’ additional investment policies and the different types of investments that may be made by a Fund as a part of its non-principal investment strategies. With respect to each Fund’s investments, unless otherwise noted, if a percentage limitation on investment is adhered to at the time of investment or contract, a subsequent increase or decrease as a result of market movement or redemption will not result in a violation of such investment limitation.

Each Fund is considered “diversified” as such term is used in the 1940 Act. Under applicable federal laws, to qualify as a diversified fund, a Fund, with respect to 75% of its total assets, may not invest greater than 5% of its total assets in any one issuer and may not hold greater than 10% of the securities of one issuer, other than cash and cash items (including receivables), and U.S. government securities, and securities of other investment companies. The remaining 25% of a Fund’s total assets does not need to be “diversified” and may be invested in securities of a single issuer, subject to other applicable laws. The diversification of a fund’s holdings is measured at the time the fund purchases a security. However, if a fund purchases a security and holds it for a period of time, the security may become a larger percentage of the fund’s total assets due to movements in the financial markets. If the market affects several securities held by a fund, the fund may have a greater percentage of its assets invested in securities of a single issuer or a small number of issuers.

GENERAL RISKS

Borrowing. Although the Funds do not intend to borrow money, each Fund may do so to the extent permitted by the 1940 Act. Under the 1940 Act, a fund may borrow up to 33% of its net assets. A Fund will borrow only for short-term or emergency purposes.

Borrowing will tend to exaggerate the effect on net asset value of any increase or decrease in the market value of a Fund’s portfolio. Money borrowed will be subject to interest costs that may or may not be recovered by earnings on the securities purchased. A Fund also may be required to maintain minimum average balances in connection with a borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

Portfolio Turnover. Each Fund buys and sells portfolio securities in the normal course of its investment activities. The proportion of the Fund’s investment portfolio that is bought and sold during a year is known as the Fund’s portfolio turnover rate. A high portfolio turnover rate could result in the payment by the Fund of increased brokerage costs, expenses and taxes.

Cyber Security. Investment companies, such as the Funds, and their service providers may be subject to operational and information security risks resulting from cyber-attacks. Cyber-attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other forms of cyber security breaches. Cyber-attacks affecting the Funds or the Advisor, Sub-Advisor, custodian, transfer agent, intermediaries and other third-party service providers may adversely impact the Funds. For instance, cyber-attacks may interfere with the processing of shareholder transactions, impact the Fund’s ability to calculate its net asset value, cause the release of private shareholder information or confidential company information, impede trading, subject a Fund to regulatory fines or financial losses, and cause reputational damage. The Funds may also incur additional costs for cyber security risk management purposes. Similar types of cyber security risks are also present for issuers of securities in which a Fund invests, which could result in material adverse consequences for such issuers, and may cause a Fund’s investment in such portfolio companies to lose value.

SPECIFIC INVESTMENT STRATEGIES AND RISKS

Cash Items. The Funds may invest a portion of their assets in cash or cash items pending other investments or to maintain liquid assets required in connection with some of the Funds’ investments. These cash items and other high quality debt securities may include money market instruments, such as securities issued by the U.S. Government and its agencies, bankers’ acceptances, commercial paper, bank certificates of deposit and investment companies that invest primarily in such instruments.

Corporate Debt Obligations. Corporate debt obligations are interest bearing securities in which the corporate issuer has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal periodically or on a specified maturity date. Notes, bonds, debentures and commercial paper are the most common types of corporate debt securities. The primary differences between the different types of corporate debt securities are their maturities and secured or un-secured status. Commercial paper has the shortest term and is usually unsecured. Corporate debt may be issued by domestic or foreign companies of all kinds, including those with small-, mid- and large-capitalizations. Corporate debt may be rated investment-grade or below investment-grade and may carry variable or floating rates of interest.

Depositary Receipts. Depositary receipts include American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”) or other securities convertible into securities of issuers based in foreign countries. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. Generally, ADRs, in registered form, are denominated in U.S. Dollars and are designed for use in the U.S. securities markets, GDRs, in bearer form, are issued and designed for use outside the United States and EDRs (also referred to as Continental Depositary Receipts (“CDRs”)), in bearer form, may be denominated in other currencies and are designed for use in European securities markets. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. EDRs are European receipts evidencing a similar arrangement. GDRs are receipts typically issued by non-U.S. banks and trust companies that evidence ownership of either foreign or domestic securities. For purposes of a Fund’s investment policies, ADRs, GDRs and EDRs are deemed to have the same classification as the underlying securities they represent. Thus, an ADR, GDR or EDR representing ownership of common stock will be treated as common stock.

A Fund may invest in depositary receipts through “sponsored” or “unsponsored” facilities. While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants.

A depositary may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depositary requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depositary usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. Dollars, the disposition of non-cash distributions, and the performance of other services. The depositary of an unsponsored facility frequently is under no obligation to pass through voting rights to ADR holders in respect of the deposited securities. In addition, an unsponsored facility is generally not obligated to distribute communications received from the issuer of the deposited securities or to disclose material information about such issuer in the U.S. and thus there may not be a correlation between such information and the market value of the depositary receipts. Unsponsored ADRs tend to be less liquid than sponsored ADRs.

Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depositary. The deposit agreement sets out the rights and responsibilities of the issuer, the depositary, and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depositary), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositaries agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities.

Derivatives. Each Fund may use derivative instruments as part of its investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to bonds, interest rates, currencies, commodities, and related indexes. Examples of derivative instruments include forward contracts, currency and interest rate swaps, currency options, futures contracts, options on futures contracts and swap agreements. The Fund’s use of derivative instruments will be underpinned by investments in short-term, high-quality instruments, such as U.S. money market securities.

With respect to certain kinds of derivative transactions that involve obligations to make future payments to third parties, including, but not limited to, futures contracts, forward contracts, swap contracts, the purchase of securities on a when-issued or delayed delivery basis, or reverse repurchase agreements, under applicable federal securities laws, rules, and interpretations thereof, the Funds must “set aside” (referred to sometimes as “asset segregation”) liquid assets, or engage in other measures to “cover” open positions with respect to such transactions in a manner consistent with the 1940 Act. For example, with respect to forward contracts and futures contracts that are not contractually required to “cash-settle,” the Funds must cover its open positions by setting aside liquid assets equal to the contracts’ full, notional value. The Funds treat deliverable forward contracts for currencies that are liquid as the equivalent of “cash-settled” contracts. As such, the Funds may set aside liquid assets in an amount equal to the Fund’s daily marked-to-market (net) obligation (i.e., the Fund’s daily net liability if any) rather than the full notional amount under such deliverable forward contracts. Similarly, with respect to futures contracts that are contractually required to “cash-settle” the Funds may set aside liquid assets in an amount equal to the Fund’s daily marked-to-market (net) obligation rather than the notional value. Each Fund reserves the right to modify these policies in the future.

The Advisor has claimed an exclusion from the definition of commodity pool operator under Commodity Futures Trading Commission (“CFTC”) Rule 4.5 with respect to each Fund described in this SAI, and therefore the Funds and the Advisor (with respect to the Funds) are not currently subject to registration, disclosure, and regulatory requirements under applicable CFTC rules. The Funds have to reaffirm annually their eligibility for this exclusion. The Advisor intends to continue to operate each Fund described in this SAI, in a manner to maintain its exclusion under CFTC Rule 4.5.

Stock Index Futures. A broadly-based stock index is used as the basis for trading stock index futures. In some cases an index may be based on stocks of issuers in a particular industry or group of industries. The buyer or seller of a stock index future is obligated to pay cash to settle the transaction, based on the fluctuation of the index’s value in response to the changes in the relative values of the underlying stocks that are included in the index over the term of the contract. A stock index cannot be purchased or sold directly.

Swap Agreements. Each Fund may enter into swap agreements, including interest rate swaps. A typical interest rate swap involves the exchange of a floating interest rate payment for a fixed interest payment. Swap agreements may be used to hedge or achieve exposure to, for example, interest rates, and money market securities without actually purchasing such securities. Each Fund may use swap agreements to invest in a market without owning or taking physical custody of the underlying securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. Swap agreements will tend to shift a Fund’s investment exposure from one type of investment to another or from one payment stream to another.

Options on Futures Contracts. Each Fund reserves the right to buy or sell options on listed futures contracts. An option on a futures contract gives the purchaser the right, in exchange for payment of a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. A put option gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security or instrument at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security or instrument at any time during the option period. A premium is paid to the writer of an option as consideration for undertaking the obligation in the contract.

Each Fund may purchase and write options on an exchange or over the counter (“OTC”). OTC options differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the SEC’s position that OTC options are generally illiquid.

When a Fund purchases or sells an options contract, the Fund will segregate its assets as described above under ‘Derivatives’.

There are significant risks associated with a Fund’s use of options contracts, including the following: (1) the success of a strategy may depend on the Advisor’s ability to predict movements in the prices of individual commodities, currencies or securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the commodities, currencies or securities and the price of options; (3) although the Fund intends to enter into options contracts only if there is an active market for such contracts, there is no assurance that an active market will exist for the contracts at any particular time; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in options contracts.

Equity Securities — Equity securities represent an ownership interest, or the right to acquire an ownership interest, in a company or other issuer. Different types of equity securities provide different voting and dividend rights and priorities in the event of bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depositary receipts for those securities.

Common Stocks — Common stock is issued by companies to raise cash for business purposes and represents a proportionate interest in the issuing companies. Therefore, a Fund participates in the success or failure of any company in which it holds stock. The market value of common stock can fluctuate significantly, reflecting the business performance of the issuing company, investor perception and general economic or financial market movements. Smaller companies are especially sensitive to these factors and may even become valueless. Despite the risk of price volatility, however, common stocks also offer a greater potential for gain on investment, compared to other classes of financial assets such as bonds or cash equivalents. A Fund may also receive common stock as proceeds from a defaulted debt security held by the Fund or from a convertible bond converting to common stock. In such situations, a Fund will hold the common stock at the Advisor’s discretion.

Preferred Stocks — Preferred stocks, like some debt obligations, are generally fixed income securities. Shareholders of preferred stocks normally have the right to receive dividends at a fixed rate when and as declared by the issuer’s board of directors, but do not participate in other amounts available for distribution by the issuing corporation. Dividends on the preferred stock may be cumulative, and all cumulative dividends usually must be paid prior to common shareholders of common stock receiving any dividends. Because preferred stock dividends must be paid before common stock dividends, preferred stocks generally entail less risk than common stocks. Upon liquidation, preferred stocks are entitled to a specified liquidation preference, which is generally the same as the par or stated value, and are senior in right of payment to common stock. Preferred stocks are, however, equity securities in the sense that they do not represent a liability of the issuer and, therefore, do not offer as great a degree of protection of capital or assurance of continued income as investments in corporate debt securities. Preferred stocks are generally subordinated in right of payment to all debt obligations and creditors of the issuer, and convertible preferred stocks may be subordinated to other preferred stock of the same issuer.

Rights Issues and Warrants — Rights Issues give the right, to existing shareholders, to buy a proportional number of additional securities at a given price (generally at a discount) within a fixed period (generally on a short term period) and are offered at the company’s discretion.

Warrants are securities that give the holder the right, but not the obligation, to subscribe for newly created equity issues (consisting of common and preferred stock, convertible preferred stock and warrants that themselves are only convertible into common, preferred or convertible preferred stock) of the issuing company or a related company at a fixed price either on a certain date or during a set period. Warrants are speculative and have no value if they are not exercised before the expiration date.

The equity issue underlying an equity warrant is outstanding at the time the equity warrant is issued or is issued together with the warrant. At the time a Fund acquires an equity warrant convertible into a warrant, the terms and conditions under which the warrant received upon conversion can be exercised will have been determined; the warrant received upon conversion will only be convertible into a common, preferred or convertible preferred stock. Equity warrants are generally issued in conjunction with an issue of bonds or shares, although they also may be issued as part of a rights issue or scrip issue. When issued with bonds or shares, they usually trade separately from the bonds or shares after issuance.

OTC equity warrants are usually traded only by financial institutions that have the ability to settle and clear these instruments. OTC warrants are instruments between the Fund and its counterparty (usually a securities dealer or bank) with no clearing organization guarantee. Thus, when the Fund purchases an OTC warrant, the Fund relies on the counterparty to fulfill its obligations to the Fund if the Fund decides to exercise the warrant.

Index warrants are rights created by an issuer, typically a financial institution, entitling the holder to purchase, in the case of a call, or sell, in the case of a put, an equity index at a certain level over a fixed period of time. Index warrant transactions settle in cash.

Covered warrants are rights created by an issuer, typically a financial institution, ordinarily entitling the holder to purchase from the issuer of the covered warrant outstanding securities of another company (or in some cases a basket of securities), which issuance may or may not have been authorized by the issuer or issuers of the securities underlying the covered warrants. In most cases, the holder of the covered warrant is entitled on its exercise to delivery of the underlying security, but in some cases the entitlement of the holder is to be paid in cash the difference between the value of the underlying security on the date of exercise and the strike price. The securities in respect of which covered warrants are issued are usually common stock, although they may entitle the holder to acquire warrants to acquire common stock. Covered warrants may be fully covered or partially covered. In the case of a fully covered warrant, the issuer of the warrant will beneficially own all of the underlying securities or will itself own warrants (which are typically issued by the issuer of the underlying securities in a separate transaction) to acquire the securities. The underlying securities or warrants are, in some cases, held by another member of the issuer’s group or by a custodian or other fiduciary for the holders of the covered warrants.

Interest rate warrants are rights that are created by an issuer, typically a financial institution, entitling the holder to purchase, in the case of a call, or sell, in the case of a put, a specific bond issue or an interest rate index (Bond Index) at a certain level over a fixed time period. Interest rate warrants can typically be exercised in the underlying instrument or settle in cash.

Long term options operate much like covered warrants. Like covered warrants, long term options are call options created by an issuer, typically a financial institution, entitling the holder to purchase from the issuer outstanding securities of another issuer. Long-term options have an initial period of one year or more, but generally have terms between three and five years. Unlike U.S. options, long term European options do not settle through a clearing corporation that guarantees the performance of the counterparty. Instead, they are traded on an exchange and subject to the exchange’s trading regulations. A Fund may only acquire covered warrants, index warrants, interest rate warrants and long term options that are issued by entities deemed to be creditworthy by the Adviser. Investment in these instruments involves the risk that the issuer of the instrument may default on its obligation to deliver the underlying security or warrants to acquire the underlying security (or cash in lieu thereof).

Real Estate Investment Trusts (“REITs”). REITs are pooled investment vehicles which invest primarily in income-producing real estate or real estate related loans or interests. REITs are sometimes informally characterized as equity REITs, mortgage REITs and hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Hybrid REITs combine the investment strategies of equity REITs and mortgage REITs.

Investment in REITs may subject a Fund to risks associated with the direct ownership of real estate, such as decreases in real estate values, overbuilding, increased competition and other risks related to local or general economic conditions, increases in operating costs and property taxes, changes in zoning laws, casualty or condemnation losses, possible environmental liabilities, regulatory limitations on rent and fluctuations in rental income. Equity REITs generally experience these risks directly through fee or leasehold interests, whereas mortgage REITs generally experience these risks indirectly through mortgage interests, unless the mortgage REIT forecloses on the underlying real estate. Changes in interest rates may also affect the value of a Fund’s investment in REITs. For instance, during periods of declining interest rates, certain mortgage REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may diminish the yield on securities issued by those REITs.

Certain REITs have relatively small market capitalizations, which may tend to increase the volatility of the market price of their securities. Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. Like regulated investment companies such as the Funds, REITs are not taxed on income distributed to shareholders provided that they comply with certain requirements under the Internal Revenue Code. Each Fund will indirectly bear its proportionate share of any expenses paid by REITs in which it invests in addition to the expenses paid by the Fund. REITs are dependent upon management skills, are not diversified (except to the extent the Code requires), and are subject to the risks of financing projects and illiquid markets. REITs are also subject to heavy cash flow dependency, defaults by borrowers and the possibility of failing to qualify for tax-free pass-through of income under the Code, and to maintain exemption from the registration requirements of the 1940 Act. By investing in REITs indirectly through a Fund, a shareholder will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs. In addition, REITs depend generally on their ability to generate cash flow to make distributions to shareholders. The management of a REIT may be subject to conflicts of interest with respect to the operation of the business of the REIT and may be involved in real estate activities competitive with the REIT. REITs may own properties through joint ventures or in other circumstances in which the REIT may not have control over its investments. REITs may incur significant amounts of leverage.

Emerging Markets Securities. Although there is no universally accepted definition, an emerging or developing country is generally considered to be a country which is in the initial stages of industrialization. Investing in emerging markets can involve unique risks in addition to and greater than those generally associated with investing in developed markets. Shareholders should be aware that investing in the equity and fixed income markets of developing countries involves exposure to unstable governments, economies based on only a few industries, and securities markets which trade a small number of securities. Securities markets of developing countries tend to be more volatile than the markets of developed countries; however, such markets have in the past provided the opportunity for higher rates of return to investors.

The value and liquidity of investments in developing countries may be affected favorably or unfavorably by political, economic, fiscal, regulatory or other developments in the particular countries or neighboring regions. The extent of economic development, political stability and market depth of different countries varies widely. Such investments typically involve greater potential for gain or loss than investments in securities of issuers in developed countries.

The securities markets in developing countries are substantially smaller, less liquid and more volatile than the major securities markets in the United States. A high proportion of the shares of issuers in developing countries may be held by a limited number of persons and financial institutions, which may limit the number of shares available for investment by a Fund. The small size, limited trading volume and relative inexperience of the securities markets in these countries may make investments in securities traded in emerging markets less liquid and more volatile than investments in securities traded in more developed countries. For example, limited market size may cause prices to be unduly influenced by traders who control large positions. A limited number of issuers in developing countries’ securities markets may represent a disproportionately large percentage of market capitalization and trading volume. The limited liquidity of securities markets in developing countries may also affect a Fund’s ability to acquire or dispose of securities at the price and time it wishes to do so. Accordingly, during periods of rising securities prices in the more illiquid securities markets, a Fund’s ability to participate fully in such price increases may be limited by its investment policy of investing not more than 15% of its total net assets in illiquid securities. Conversely, a Fund’s inability to dispose fully and promptly of positions in declining markets could cause the Fund’s NAV to decline as the value of the unsold positions is marked to lower prices. In addition, a Fund may be required to establish special custodial or other arrangements before making investments in securities traded in emerging markets. There may be little financial or accounting information available with respect to issuers of emerging market securities, and it may be difficult as a result to assess the value of prospects of an investment in such securities.

The currencies of certain emerging market countries have experienced devaluations relative to the U.S. Dollar, and future devaluations may adversely affect the value of assets denominated in such currencies. In addition, currency hedging techniques may be unavailable in certain emerging market countries. Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation or deflation for many years, and future inflation may adversely affect the economies and securities markets of such countries.

Political and economic structures in many such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristics of the United States. In addition, unanticipated political or social developments may affect the value of investments in emerging markets and the availability of additional investments in these markets. Any change in the leadership or politics of emerging market countries, or the countries that exercise a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and adversely affect existing investment opportunities. Certain countries have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened.

Economies of developing countries may differ favorably or unfavorably from the United States’ economy in such respects as rate of growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Certain developing countries do not have comprehensive systems of laws, although substantial changes have occurred in many such countries in this regard in recent years. Laws regarding fiduciary duties of officers and directors and the protection of shareholders may not be well developed. Even where adequate law exists in such developing countries, it may be impossible to obtain swift and equitable enforcement of such law, or to obtain enforcement of the judgment by a court of another jurisdiction.

The risk also exists that an emergency situation may arise in one or more emerging markets as a result of which trading of securities may cease or may be substantially curtailed and prices for a Fund’s securities in such markets may not be readily available. A Fund may suspend redemption of its shares for any period during which an emergency exists, as determined by the SEC. Accordingly if a Fund believes that appropriate circumstances exist, it will promptly apply to the SEC for a determination that an emergency is present. During the period commencing from a Fund’s identification of such condition until the date of the SEC action, a Fund’s securities in the affected markets will be valued at fair value determined in good faith by or under the direction of the Fund’s Board.

Certain of the foregoing risks may also apply to some extent to securities of U.S. issuers that are denominated in foreign currencies or that are traded in foreign markets, or securities of U.S. issuers having significant foreign operations.

Trading in futures contracts on foreign commodity exchanges may be subject to the same or similar risks as trading in foreign securities.

Asian Risk. Certain Funds may invest their assets in Asian securities, and those Funds may be subject to general economic and political conditions in Asia. Certain Funds may invest a significant portion of their assets in Asian securities, and those Funds may be more volatile than a fund which is broadly diversified geographically. Additional factors relating to Asia that an investor should consider include the following:

Political, Social and Economic Factors. Some parts of the Asian region may be subject to a greater degree of economic, political and social instability than is the case in the United States and Europe. Such instability may result from, among other things, the following: (i) authoritarian governments or military involvement in political and economic decision-making, including changes in government through extra-constitutional means; (ii) popular unrest associated with demands for improved political, economic and social conditions; (iii) internal insurgencies; (iv) hostile relations with neighboring countries; and (v) ethnic, religious and racial disaffection. Such social, political and economic instability could significantly disrupt the principal financial markets in which the Funds invest and adversely affect the value of the Funds’ assets.

Some Asian economies are reliant on exports in varying degrees as a major contribution to economic growth and as such may be affected by developments in the economies of their principal trading partners. These economies may be accordingly affected by protective trade barriers and the economic conditions of their trading partners, principally, the United States, Japan, China and the European Union. The enactment by the United States or other principal trading partners of protectionist trade legislation, reduction of foreign investment in local economies and general declines in the international securities markets could have a significant adverse effect upon the securities markets of Asia.

Some Asian economies have limited natural resources, resulting in dependence on foreign sources for certain raw materials and economic vulnerability to global fluctuations of price and supply. Other economies such as Indonesia and Malaysia, for example, are commodity exporters susceptible to world prices for their commodity exports, including crude oil.

Some governments in the Asian region are authoritarian in nature and influenced by security forces. For example, during the course of the last twenty-five years, certain governments in the region have been installed or removed as a result of military coups while others have periodically demonstrated their repressive police state nature. Disparities of wealth, among other factors, have also led to social unrest in some Asian countries accompanied, in certain cases, by violence and labor unrest. Ethnic, religious and racial disaffection, as evidenced in India, Myanmar, Pakistan and Sri Lanka, have created social, economic and political problems.

Several Asian countries have or in the past have had hostile relationships with neighboring nations or have experienced internal insurgency. For example, Thailand experienced border battles with Laos and India is engaged in border disputes with several of its neighbors, including China and Pakistan. An uneasy truce exists between North Korea and South Korea and the two countries technically remain in a state of war. In addition, North Korea’s nuclear weapons program has caused an increased level of risk of military conflict in the area.

There may be the possibility of expropriations, confiscatory taxation, political, economic or social instability or diplomatic developments which would adversely affect assets of the Funds held in foreign countries. Governments in certain Asian countries participate to a significant degree, through ownership interests or regulation, in their respective economies. Action by these governments could have a significant adverse effect on market prices of a Fund’s securities and its share price.

Market Characteristics. Most of the securities markets of Asia have substantially less volume than the NYSE, and equity securities of most companies in Asia are less liquid and more volatile than equity securities of U.S. companies of comparable size. Some of the stock exchanges in Asia, such as those in China, are in the early stages of their development. Many companies traded on securities markets in Asia are smaller, newer and less seasoned than companies whose securities are traded on securities markets in the United States. In some Asian countries, there is no established secondary market for securities. Therefore, liquidity in these countries is generally low and transaction costs high. Reduced liquidity often creates higher volatility, as well as difficulties in obtaining accurate market quotations for financial reporting purposes and for calculating NAVs, and sometimes also an inability to buy and sell securities. Market quotations on many securities may only be available from a limited number of dealers and may not necessarily represent firm bids from those dealers or prices for actual sales. Additionally, market making and arbitrage activities are generally less extensive in such markets, which may contribute to increased volatility and reduced liquidity of such markets. Investments in smaller companies involve greater risk than is customarily associated with investing in larger companies. Smaller companies may have limited product lines, markets or financial or managerial resources and may be more susceptible to losses and risks of bankruptcy. Accordingly, each of these markets may be subject to greater influence by adverse events generally affecting the market, and by large investors trading significant blocks of securities, than is usual in the U.S. To the extent that any of the Asian countries experiences rapid increases in its money supply and investment in equity securities for speculative purposes, the equity securities traded in any such country may trade at price-earning multiples higher than those of comparable companies trading on securities markets in the United States, which may not be sustainable.

Brokerage commissions and other transaction costs on securities exchanges in Asia are generally higher than in the U.S. Settlement procedures in certain Asian countries are less developed and reliable than those in the U.S. and in other developed markets, and a Fund may experience settlement delays or other material difficulties. Securities trading in certain Asian securities markets may be subject to risks due to a lack of experience of securities brokers, a lack of modern technology and a possible lack of sufficient capital to expand market operations. The foregoing factors could impede the ability of a Fund to effect portfolio transactions on a timely basis and could have an adverse effect on the NAV of shares of the Fund.

There is also less government supervision and regulation of foreign securities exchanges, brokers, and listed companies in the Asian countries than exists in the United States. In addition, existing laws and regulations are often inconsistently applied. As legal systems in Asian countries develop, foreign investors may be adversely affected by new laws and regulations, changes to existing laws and regulations and preemption of local laws and regulations by national laws. In circumstances where adequate laws exist, it may not be possible to obtain swift and equitable enforcement of the law. Less information will, therefore, be available to a Fund than in respect of investments in the U.S. Further, in certain Asian countries, less information may be available to a Fund than to local market participants. Brokers in Asian countries may not be as well capitalized as those in the U.S., so that they are more susceptible to financial failure in times of market, political, or economic stress.

In addition, accounting and auditing standards applied in certain Asian countries frequently do not conform with the generally accepted accounting principles (“GAAP”) used in the United States. The use of some accounting policies, such as the constant purchasing power method, can cause distortion in some cases. Also, substantially less financial information is generally publicly available about issuers in Asian countries and, where available, may not be independently verifiable.

Energy. Asia has historically depended on oil for most of its energy requirements. Almost all of its oil is imported. In the past, oil prices have had a major impact on Asian economies. Oil prices are generally subject to extreme volatility. Continuing increases in levels of worldwide oil and gas reserves and production may further depress the value of investments related to the natural resources industry. This trend is causing producers to curtail production or reduce capital spending for exploration activities. This could increase the time period a Fund would need to see a realization of its investments in the energy industry.

Natural Disasters. The Asian region has in the past experienced earthquakes, mud slides and tidal waves of varying degrees of severity (e.g., tsunamis), and the risks of such phenomena, and the damage resulting from natural disasters, continue to exist. The long-term economic effects of such geological factors on the Asian economy as a whole, and on a Fund’s investments and share price, cannot be predicted.

Investing in China. In addition to the risks listed under “Foreign Securities,” “Investment in Companies in Developing Countries” and “Asian Risk,” investing in China presents additional risks. Investing in China involves a high degree of risk and special considerations not typically associated with investing in other more established economies or securities markets. Such risks may include: (a) the risk of nationalization or expropriation of assets or confiscatory taxation; (b) greater social, economic and political uncertainty (including the risk of war and social unrest); (c) dependency on exports and the corresponding importance of international trade; (d) the increasing competition from Asia’s other low-cost emerging economies; (e) greater price volatility and significantly smaller market capitalization of securities markets; (f) substantially less liquidity, particularly of certain share classes of Chinese securities; (g) currency exchange rate fluctuations and the lack of available currency hedging instruments; (h) higher rates of inflation; (i) controls on foreign investment and limitations on repatriation of invested capital and on a Fund’s ability to exchange local currencies for U.S. Dollars; (j) greater governmental involvement in and control over the economy, including over securities exchanges; (k) the risk that the Chinese government may decide not to continue to support the economic reform programs implemented since 1978 and could return to the prior, completely centrally planned, economy; (l) the fact that China companies, particularly those located in China, may be smaller, less seasoned and newly-organized; (m) the difference in, or lack of, auditing and financial reporting standards which may result in unavailability of material information about issuers, particularly in China; (n) the fact that statistical information regarding the economy of China may be inaccurate or not comparable to statistical information regarding the U.S. or other economies; (o) the less extensive, and still developing, regulation of the securities markets, business entities and commercial transactions; (p) the fact that the settlement period of securities transactions in foreign markets may be longer; (q) the willingness and ability of the Chinese government to support the Chinese and Hong Kong economies and markets is uncertain; (r) the risk that it may be more difficult, or impossible, to obtain and/or enforce a judgment than in other countries; and (s) the rapidity and erratic nature of growth, particularly in China, resulting in efficiencies and dislocations.

Investment in China is subject to certain political risks. Following the establishment of the People’s Republic of China (“PRC”) by the Communist Party in 1949, the Chinese government renounced various debt obligations incurred by China’s predecessor governments, which obligations remain in default, and expropriated assets without compensation. There can be no assurance that the Chinese government will not take similar action in the future. The political reunification of China and Taiwan is a highly problematic issue and is unlikely to be settled in the near future. This situation poses a threat to Taiwan’s economy and could negatively affect its stock market.

Hong Kong reverted to Chinese sovereignty on July 1, 1997 as a Special Administrative Region of the People’s Republic of China under the principle of “one country, two systems.” Although China is obligated to maintain the current capitalist economic and social system of Hong Kong through June 30, 2047, the continuation of economic and social freedoms enjoyed in Hong Kong is dependent on the government of China. Any attempt by China to tighten its control over Hong Kong’s political, economic, legal or social policies may result in an adverse effect on Hong Kong’s markets. Uncertainty over Hong Kong’s political future arising from interactions with China has resulted in social unrest, which could in turn cause uncertainty in the markets. In addition, the Hong Kong dollar trades at a fixed exchange rate in relation to (or, is “pegged” to) the U.S. dollar, which has contributed to the growth and stability of the Hong Kong economy. However, it is uncertain how long the currency peg will continue or what effect the establishment of an alternative exchange rate system would have on the Hong Kong economy. Because the Funds’ NAV is denominated in U.S. dollars, the establishment of an alternative exchange rate system could result in a decline in a Fund’s NAV.

The Chinese economy has grown rapidly in the past but there is no assurance that this growth rate will be maintained. In fact, the Chinese economy may experience a significant slowdown as a result of, among other things, a deterioration in global demand for Chinese exports, as well as contraction in spending on domestic goods by Chinese consumers. In addition, China may experience substantial rates of inflation or economic recessions, which would have a negative effect on the economy and securities market. Delays in enterprise restructuring, slow development of well-functioning financial markets and widespread corruption have also hindered performance of the Chinese economy. China continues to receive substantial pressure from trading partners to liberalize official currency exchange rates. Chinese authorities may intervene in the China Securities market and halt or suspend trading of securities for short or even longer periods of time. Recently, the China Securities market has experienced considerable volatility and been subject to relatively frequent and extensive trading halts and suspensions. These trading halts and suspensions have, among other things, contributed to uncertainty in the markets and reduced the liquidity of the securities subject to such trading halts and suspensions, which could include securities held by a Fund.

Stock Connect. In recent years, non-Chinese investors, including certain of the Funds, have been permitted to make investments usually only available to foreign investors through a quota license or by purchasing from specified brokers in locations that have stock connect programs. China Stock Exchange-listed securities are available via brokers in Hong Kong through the Shanghai-Hong Kong Stock Connect program, through the Shenzhen-Hong Kong Stock Connect Program, and may be available in the future through additional stock connect programs as they are developed in different locations (collectively, “Stock Connect Programs”). The Shenzhen and Shanghai Stock Connect Programs are securities trading and clearing programs developed between the Stock Exchange of Hong Kong, the China Securities Depository and Clearing Corporation Limited and either the Shanghai Stock Exchange or the Shenzhen Stock Exchange. They facilitate foreign investment in the People’s Republic of China (“PRC”) via brokers in Hong Kong. Investors through Stock Connect Programs are subject to PRC regulations and Shanghai or Shenzhen Stock Exchange listing rules, among others. These could include limitations on trading or suspension of trading. The regulations governing Stock Connect Programs are relatively new, untested and subject to changes which could adversely impact a Fund’s rights with respect to the securities. As Stock Connect Programs are new there are no assurances that the necessary systems to run the programs will function properly.

Stock Connect Programs are subject to aggregate and daily quota limitations on purchases and a Fund may experience delays in transacting via Stock Connect Programs. Once the daily quota is reached, the remaining orders for that day are rejected. A-shares obtained on Stock Connect Programs may only be sold, purchased or otherwise transferred through Stock Connect Programs. Stock Connect Programs only operate when both PRC and Hong Kong markets are open for trading and when banking services are available in both markets for the corresponding settlement dates. Additionally, investments through Stock Connect Programs are subject to various risks, including liquidity risk, currency risk, legal and regulatory uncertainty risk, execution risk, operational risk, tax risk and credit risk.

Asia-Pacific (ex-Japan) Region. The Asia-Pacific (ex-Japan) region generally refers to the part of the world in or near the Western Pacific Ocean. The area includes much of East Asia, South Asia, Australasia and Oceania, but excludes Japan.

Korea. The economy of Korea is heavily dependent on exports and the demand for certain finished goods. Korea’s main industries include electronics, automobiles, telecommunications, shipbuilding, chemicals, steel, apparel footwear and food processing. Conditions that weaken demand for such products worldwide or in other Asian countries could have a negative impact on the Korean economy as a whole. The Korean economy’s reliance on international trade makes it highly sensitive to fluctuations in international commodity prices, currency exchange rates and government regulation, and vulnerable to downturns of the world economy, particularly with respect to its four largest export markets (the EU, Japan, United States, and China). Korea has experienced modest economic growth in recent years, but such continued growth may slow due, in part, to the economic slowdown in China and the increased competitive advantage of Japanese exports with the weakened yen. Relations with North Korea could also have a significant impact on the economy of Korea. Relations between South Korea and North Korea remain tense, as exemplified in periodic acts of hostility, and the possibility of serious military engagement still exists. These and other factors could have a negative impact on the Fund’s performance.

Latin America. The economies in Latin America are considered emerging market economies. As a result, investing in Latin America imposes risks greater than, or in addition to, the risks of investing in more developed foreign markets. Most economies in Latin America have historically been characterized by high levels of inflation, including, in some cases, hyperinflation and currency devaluations. In the past, these conditions have led to high interest rates, extreme measures by governments to limit inflation, and limited economic growth. Although inflation in many countries has lessened, the economies of the Latin American region continue to be volatile and characterized by high interest rates and unemployment. In addition, the economies of many Latin American countries are sensitive to fluctuations in commodities prices because exports of agricultural products, minerals and metals represent a significant percentage of Latin American exports.

The economies of many Latin American countries are heavily dependent on international trade and can be adversely affected by trade barriers, exchange controls and other measures imposed or negotiated by the countries with which they trade. Since the early 1990s most governments in the Latin American region have transitioned from protectionist policies to policies that promote regional and global exposure. Many countries in the Latin American region have reduced trade barriers and are parties to trade agreements, although there is no guarantee that this trend will continue. Many countries in the Latin American region are dependent on the United States economy, and any declines in the United States economy are likely to affect the economies throughout the Latin American region. Mexico is particularly vulnerable to fluctuations in the United States economy because the majority of its exports are directed to the United States. In addition, China is a major buyer of Latin America’s commodities and a key investor in South America, and therefore, conditions in China may significantly impact the economy of the Latin American region. The Latin American region experienced a significant decline in economic activity at the end of 2008 and in 2009 as a result of the global recession. While the Latin American region’s economy had subsequently experienced solid economic growth as a result of favorable commodity prices, the Latin American region has experienced an economic slowdown since the end of 2011 as a result of uncertainties in the global economy.

Many Latin American countries are dependent on foreign loans from developed countries and several Latin American countries are among the largest debtors among emerging market economies. To the extent that there are rising interest rates, some countries may be forced to restructure loans or risk default on their obligations, which may adversely affect securities markets. Some central banks have recently eased their monetary policies in response to liquidity shortages, but Latin American countries continue to face significant economic difficulties as a result of their high level of indebtedness and dependence on foreign credit.

Political and social instabilities in the Latin American region, including military intervention in civilian and economic spheres and political corruption, may result in significant economic downturns, increased volatility in the economies of countries in the Latin American region, and disruption in the securities markets in the Latin American region. Social inequality and poverty also contribute to political and economic instability in the Latin American region. Many of the Latin American region’s governments continue to exercise considerable influence on their respective economies and, as a result, companies in the Latin American region may be subject to government interference and nationalization.

Taiwan. Taiwan is a small island state with few raw material resources and limited land area and thus it relies heavily on imports for its commodity needs. Any fluctuations or shortages in the commodity markets could have a negative impact on the Taiwanese economy. Also, rising labor costs and increasing environmental consciousness have led some labor-intensive industries to relocate to countries with cheaper work forces, and continued labor outsourcing may adversely affect the Taiwanese economy. Taiwan’s economy also is intricately linked with economies of other Asian countries, which are often emerging market economies that often experience over-extensions of credit, frequent and pronounced currency fluctuations, devaluations and restrictions, rising unemployment and fluctuations in inflation. Political and social unrest in other Asian countries could cause further economic and market uncertainty in Taiwan. In particular, the Taiwanese economy is dependent on the economies of Japan and China, and also the United States, and a reduction in purchases by any of them of Taiwanese products and services or negative changes in their economies would likely have an adverse impact on the Taiwanese economy. Taiwan’s geographic proximity to the People’s Republic of China and Taiwan’s history of political contention with China have resulted in ongoing tensions with China, including the continual risk of military conflict with China. These tensions may materially affect the Taiwanese economy and securities markets.

Exchange-traded Products. Each Fund may invest in exchange-traded products (“ETPs”), which include exchange-traded funds registered under the 1940 Act, exchange-traded commodity trusts and exchange-traded notes.

Exchange-traded Funds. Each Fund may invest in ETFs. ETFs are investment companies that trade like stocks on a securities exchange at market prices rather than NAV. As a result, ETF shares may trade at a price greater than NAV (premium) or less than NAV (discount). If a Fund invests in an ETF, the Fund will indirectly bear fees and expenses charged by the ETF in addition to the Fund’s direct fees and expenses. Investments in ETFs are also subject to brokerage and other trading costs that could result in greater expenses for a Fund.

Exchange-traded Notes. Each Fund may invest in exchange-traded notes (“ETNs”). ETNs generally are senior, unsecured, unsubordinated debt securities issued by a sponsor, such as an investment bank. ETNs are traded on exchanges and the returns are linked to the performance of market indexes. In addition to trading ETNs on exchanges, investors may redeem ETNs directly with the issuer on a periodic basis, typically in a minimum amount of 50,000 units, or hold the ETNs until maturity. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying market, changes in the applicable interest rates, and economic, legal, political or geographic events that affect the referenced market. Because ETNs are debt securities, they are subject to credit risk. If the issuer has financial difficulties or goes bankrupt, the Fund may not receive the return it was promised. If a rating agency lowers an issuer’s credit rating, the value of the ETN may decline and a lower credit rating reflects a greater risk that the issuer will default on its obligation. There may be restrictions on the Fund’s right to redeem its investment in an ETN. There are no periodic interest payments for ETNs, and principal is not protected. The Fund’s decision to sell its ETN holdings may be limited by the availability of a secondary market.

Fixed-Income Securities. Each Fund may invest in fixed income securities, such as U.S. Treasury notes and bonds. Fixed income securities change in value in response to interest rate changes and other factors, such as the perception of the issuer’s creditworthiness. For example, the value of fixed income securities will generally decrease when interest rates rise, which may cause the value of the Fund to decrease. In addition, investments in fixed income securities with longer maturities will generally fluctuate more in response to interest rate changes. The capacity of traditional dealers to engage in fixed income trading has not kept pace with the bond market’s growth and dealer inventories of bonds are at or near historic lows relative to market size. Because market makers provide stability to fixed income markets, the significant reduction in dealer inventories could lead to decreased liquidity and increased volatility, which may become exacerbated during periods of economic or political stress. In addition, liquidity risk may be magnified in a rising interest rate environment in which investor redemptions (or selling of fund shares in the secondary market) from fixed income funds may be higher than normal.

Foreign Securities. Investing in foreign securities (including through the use of depositary receipts) involves certain special considerations which typically are not associated with investing in United States securities. Since investments in foreign companies will frequently be denominated in the currencies of foreign countries (these securities are translated into U.S. Dollars on a daily basis in order to value a Fund’s shares), and since a Fund may hold securities and funds in foreign currencies, a Fund may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, if any, and may incur costs in connection with conversions between various currencies. There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers may not be subject to accounting, auditing and financial reporting standards and practices comparable to those in the U.S. Most foreign stock markets, while growing in volume of trading activity, have less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and more volatile than securities of comparable domestic companies. Similarly, volume and liquidity in most foreign bond markets are less than in the United States and, at times, volatility of price can be greater than in the United States. Additionally, a foreign jurisdiction may halt trading of securities for an extended period of time, which poses liquidity, valuation and other risks. Additionally, a foreign jurisdiction may halt trading of securities for an extended period of time, which poses liquidity, valuation and other risks. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on United States exchanges, although each Fund endeavors to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers and listed companies in foreign countries than in the United States. Foreign settlement procedures and trade regulations may involve certain risks (such as delay in payment or delivery of securities or in the recovery of a Fund’s assets held abroad) and expenses not present in the settlement of investments in U.S. markets. Payment for securities without delivery may be required in certain foreign markets.

In addition, foreign securities may be subject to the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency, confiscatory taxation, political or financial instability and diplomatic developments which could affect the value of a Fund’s investments in certain foreign countries. Governments of many countries have exercised and continue to exercise substantial influence over many aspects of the private sector through the ownership or control of many companies, including some of the largest in these countries. As a result, government actions in the future could have a significant effect on economic conditions which may adversely affect prices of certain portfolio securities. Foreign securities may be subject to foreign government taxes, higher custodian fees, higher brokerage costs and dividend collection fees which could reduce the yield on such securities.

Foreign economies may differ favorably or unfavorably from the U.S. economy in various respects, including growth of gross domestic product, rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, and balance of payments positions. Many foreign securities are less liquid and their prices more volatile than comparable U.S. securities. From time to time, foreign securities may be difficult to liquidate rapidly without adverse price effects.

Legal remedies available to investors in certain foreign countries may be more limited than those available with respect to investments in the U.S. or in other foreign countries. The laws of some foreign countries may limit a Fund’s ability to invest in securities of certain issuers organized under the laws of those foreign countries.

Of particular importance, many foreign countries are heavily dependent upon exports, particularly to developed countries, and, accordingly, have been and may continue to be adversely affected by trade barriers, managed adjustments in relative currency values, and other protectionist measures imposed or negotiated by the U.S. and other countries with which they trade. These economies also have been and may continue to be negatively impacted by economic conditions in the U.S. and other trading partners, which can lower the demand for goods produced in those countries.

Illiquid Investments. Each Fund may invest up to an aggregate amount of 15% of its net assets (calculated at the time of investment) in illiquid investments, as such term is defined by Rule 22e-4 of the 1940 Act. Illiquid investments include securities subject to contractual or other restrictions on resale and other instruments that lack readily available markets. The inability of a Fund to dispose of illiquid or not readily marketable investments readily or at a reasonable price could impair a Fund’s ability to raise cash for redemptions or other purposes.

Investment Company Securities. Each Fund may invest in the securities of other investment companies subject to applicable limitations under Section 12(d)(1) of the 1940 Act. Pursuant to Section 12(d)(1), each Fund may invest in the securities of another investment company (the “acquired company”) provided that the Fund, immediately after such purchase or acquisition, does not own in the aggregate: (i) more than 3% of the total outstanding voting stock of the acquired company; (ii) securities issued by the acquired company having an aggregate value in excess of 5% of the value of the total assets of the Fund; or (iii) securities issued by the acquired company and all other investment companies (other than treasury stock of the Fund) having an aggregate value in excess of 10% of the value of the total assets of the Fund. To the extent allowed by law or regulation, the Fund may invest its assets in securities of investment companies that are money market funds in excess of the limits discussed above.

If the Fund invests in and, thus, is a shareholder of, another investment company, the Fund’s shareholders will indirectly bear the Fund’s proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the Fund to the Fund’s own investment advisor and the other expenses that the Fund bears directly in connection with the Fund’s own operations.

Section 12(d)(1) of the 1940 Act restricts investments by registered investment companies in securities of other registered investment companies, including each Fund. The acquisition of a Fund’s Shares by registered investment companies is subject to the restrictions of Section 12(d)(1) of the 1940 Act, except as may be permitted by exemptive rules under the 1940 Act or as may at some future time be permitted by an exemptive order that permits registered investment companies to invest in a Fund beyond the limits of Section 12(d)(1), subject to certain terms and conditions, including that the registered investment company enter into an agreement with that Fund regarding the terms of the investment.

Each Fund may rely on Section 12(d)(1)(F) and Rule 12d1-3 of the 1940 Act, which provide an exemption from Section 12(d)(1) that allows a Fund to invest all of its assets in other registered funds, including ETFs, if, among other conditions: (a) a Fund, together with its affiliates, acquires no more than three percent of the outstanding voting stock of any acquired fund, and (b) the sales load charged on a Fund’s shares is no greater than the limits set forth in Rule 2341 of the Rules of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

Lending Portfolio Securities. While the Funds do not currently engage in securities lending, each Fund may lend portfolio securities to certain creditworthy borrowers in U.S. and non-U.S. markets in an amount not to exceed one third (33 1/3%) of the value of its total assets. The borrowers provide collateral that is marked to market daily, in an amount at least equal to the current market value of the securities loaned. A Fund may terminate a loan at any time and obtain the securities loaned. A Fund receives the value of any interest or cash or non-cash distributions paid on the loaned securities. A Fund cannot vote proxies for securities on loan, but may recall loans to vote proxies if a material issue affecting the Fund’s economic interest in the investment is to be voted upon. Distributions received on loaned securities in lieu of dividend payments (i.e., substitute payments) would not be considered qualified dividend income.

With respect to loans that are collateralized by cash, the borrower will be entitled to receive a fee based on the amount of cash collateral. A Fund is compensated by the difference between the amount earned on the reinvestment of cash collateral and the fee paid to the borrower. In the case of collateral other than cash, a Fund is compensated by a fee paid by the borrower equal to a percentage of the market value of the loaned securities. Any cash collateral may be reinvested in certain short-term instruments either directly on behalf of the lending Fund or through one or more joint accounts or money market funds, which may include those managed by the Advisor.

A Fund may pay a portion of the interest or fees earned from securities lending to a borrower as described above, and to one or more securities lending agents that would be approved by the Board of Trustees of the Trust (the “Board”) and who would administer the lending program for the Funds in accordance with guidelines that would be approved by the Board. In such capacity, the lending agent causes the delivery of loaned securities from a Fund to borrowers, arranges for the return of loaned securities to the Fund at the termination of a loan, requests deposit of collateral, monitors the daily value of the loaned securities and collateral, requests that borrowers add to the collateral when required by the loan agreements, and provides recordkeeping and accounting services necessary for the operation of the program.

Money Market Instruments. Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments in which a Fund may invest include: (i) short-term obligations issued by the U.S. Government; (ii) negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions; (iii) commercial paper rated at the date of purchase “Prime-1” by Moody’s or “A-1+” or “A-1” by Standard & Poor’s (“S&P”) or, if unrated, of comparable quality as determined by the Fund; and (iv) repurchase agreements. U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises and such obligations may be short-, intermediate- or long-term. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Repurchase Agreements. Each Fund may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. A repurchase agreement is a transaction in which a Fund purchases securities or other obligations from a bank or securities dealer (or its affiliate) and simultaneously commits to resell them to a counterparty at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased obligations. Each Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains separate accounts for both the Fund and its counterparty. Thus, the obligation of the counterparty to pay the repurchase price on the date agreed to or upon demand is, in effect, secured by such obligations.

U.S. Government Securities. Each Fund may invest in obligations issued or guaranteed by the U.S. Treasury or the agencies or instrumentalities of the U.S. government. Each Fund may also purchase intermediate and long-term obligations issued or guaranteed by the U.S. Treasury or the agencies or instrumentalities of the U.S. government. U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk. U.S. government securities include inflation-indexed fixed income securities, such as U.S. Treasury Inflation Protected Securities (TIPS). U.S. government securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities

When-Issued Securities and Delayed-Delivery. A Fund may purchase equity and debt securities on a “when-issued,” “delayed delivery” or “forward delivery” basis. The price of such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the securities takes place at a later date. During the period between purchase and settlement, no payment is made by a Fund to the issuer and no interest accrues to the Fund. When a Fund purchases such securities, it immediately assumes the risks of ownership, including the risk of price fluctuation. Failure to deliver a security purchased on this basis may result in a loss or missed opportunity to make an alternative investment.

To the extent that assets of a Fund are held in cash pending the settlement of a purchase of securities, the Fund would earn no income. While such securities may be sold prior to the settlement date, each Fund intends to purchase them with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time a Fund makes the commitment to purchase a security on this basis, it will record the transaction and reflect the value of the security in determining its NAV. The market value of the securities may be more or less than the purchase price. A Fund will establish a segregated account in which it will maintain cash and liquid assets equal in value to commitments for such securities.

When a Fund agrees to purchase when-issued or delayed-delivery securities, to the extent required by the SEC, its custodian will set aside permissible liquid assets equal to the amount of the commitment in a segregated account. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case a Fund may be required subsequently to place additional assets in the segregated account in order to ensure that the value of the account remains equal to the amount of the Fund’s commitment. It may be expected that a Fund’s net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. In addition, because a Fund will set aside cash or liquid assets to satisfy its purchase commitments in the manner described above, the Fund’s liquidity and the ability of the Adviser or subadviser to manage it might be affected by its commitments to purchase “when-issued” securities. When a Fund engages in when-issued or delayed-delivery transactions, it relies on the other party to consummate the trade. Failure of the seller to do so may result in a Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

When a Fund enters into a delayed delivery transaction, a when-issued transaction or a forward transaction, the Fund may be required to provide collateral to cover potential losses of the counterparty, due to changes in the value of the security, in the event that the event that the transaction is unable to settle (e.g., in the event of a default on the Fund). Similarly, the counterparty may be required to provide collateral to cover the potential losses of the Fund, due to changes in the value of the security, in the event that the transaction is unable to settle (e.g., the seller fails to deliver the security). A Fund may reduce the amount of liquid assets it will segregate to the extent it provides such collateral.

There can be no assurance that the securities subject to a standby commitment will be issued and the value of the security, if issued, on the delivery date may be more or less than its purchase price. Since the issuance of the security underlying the commitment is at the option of the issuer, the Fund may bear the risk of a decline in the value of such security and may not benefit from appreciation in the value of the security during the commitment period if the security is not ultimately issued.

The purchase of a security subject to a standby commitment agreement and the related commitment fee will be recorded on the date on which the security can reasonably be expected to be issued, and the value of the security will thereafter be reflected in the calculation of the Fund’s NAV. The cost basis of the security will be adjusted by the amount of the commitment fee. In the event the security is not issued, the commitment fee will be recorded as income on the expiration date of the standby commitment.

PROXY VOTING POLICY

Each Fund has delegated proxy voting responsibilities to the Advisor, subject to the Board’s oversight. In delegating proxy responsibilities, the Board has directed that proxies be voted consistent with each Fund’s and its shareholders’ best interests and in compliance with all applicable proxy voting rules and regulations. The Advisor has engaged a third party proxy solicitation firm to assist with voting proxies in a timely manner and who has adopted proxy voting policies and guidelines for this purpose (“Proxy Voting Policies”). A copy of the Proxy Voting Policies is set forth in Appendix A to this SAI. The Trust’s Chief Compliance Officer (“CCO”) is responsible for monitoring the effectiveness of the Proxy Voting Policies. The Proxy Voting Policies have been adopted by the Trust as the policies and procedures that the Advisor will use when voting proxies on behalf of the Funds.

The Proxy Voting Policies address, among other things, material conflicts of interest that may arise between the interests of the Funds and the interests of the Advisor. The Proxy Voting Policies will ensure that all issues brought to shareholders are analyzed in light of the Advisor’s fiduciary responsibilities.

Information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period is available without charge, upon request, by calling 1-844-383-7289 or from the Funds’ website at http://www.aberdeenstandardetfs.us, and on the SEC’S website at http://www.sec.gov.

PORTFOLIO HOLDINGS DISCLOSURE POLICIES AND PROCEDURES

The Trust has adopted a Portfolio Holdings Policy (the “Policy”) designed to govern the disclosure of each Fund’s portfolio holdings and the use of material non-public information about Fund holdings. The Policy applies to all officers, employees, and agents of the Funds, including the Advisor. The Policy is designed to ensure that the disclosure of information about each Fund’s portfolio holdings is consistent with applicable legal requirements and otherwise in the best interest of the Funds.

As exchange-traded funds, information about each Fund’s portfolio holdings is made available on a daily basis in accordance with the provisions of any Order of the SEC applicable to the Funds, regulations of the Funds’ Listing Exchange and other applicable SEC regulations, orders and no-action relief. Such information typically reflects all or a portion of a Fund’s anticipated portfolio holdings as of the next Business Day.

A “Business Day” is any day on which the Listing Exchange is open for business. As of the date of this SAI, the Listing Exchange observes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Information about a Fund’s portfolio holdings is made available on a daily basis in accordance with the provisions of any Order of the SEC applicable to each Fund, regulations of each Fund’s Listing Exchange and other applicable SEC regulations, orders and no-action relief. Such information typically reflects all or a portion of the Fund’s anticipated portfolio holdings as of the next Business Day. This information is used in connection with the Creation and Redemption process and is disseminated on a daily basis through the facilities of the Listing Exchange, the National Securities Clearing Corporation (“NSCC”) and/or third-party service providers.

The Advisor may disclose on its website at the start of each Business Day the identities and quantities of the securities and other assets held by each Fund that will form the basis of the Fund’s calculation of its NAV on that Business Day. The portfolio holdings so disclosed are based on information as of the close of business on the prior Business Day and/or trades that have been completed prior to the opening of business on that Business Day and that are expected to settle on that Business Day.

Daily access to each Fund’s portfolio holdings with no lag time is permitted to personnel of the Advisor, the Distributor and the Fund’s administrator (“Administrator”), custodian and accountant and other agents or service providers of the Trust who have need of such information in connection with the ordinary course of their respective duties to the Fund. The Fund’s CCO may authorize disclosure of portfolio holdings.

Each Fund may disclose its complete portfolio holdings or a portion of its portfolio holdings online at www.aberdeenstandardetfs.us. Online disclosure of such holdings is publicly available at no charge.

Each Fund will disclose its complete portfolio holdings schedule in public filings with the SEC on a quarterly basis, based on the Fund’s fiscal year, and will provide that information to shareholders, as required by federal securities laws and regulations thereunder.

No person is authorized to disclose a Fund’s portfolio holdings or other investment positions except in accordance with the Policy. The Board reviews the implementation of the Policy on a periodic basis.

INVESTMENT LIMITATIONS

The following fundamental investment policies and limitations supplement those set forth in the Prospectus. Unless otherwise noted, whenever a fundamental investment policy or limitation states a maximum percentage of a Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the Fund’s acquisition of such security or other asset. Accordingly, other than with respect to a Fund’s limitations on borrowings, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the Fund’s investment policies and limitations.

Each Fund’s fundamental investment policies cannot be changed without the approval of the holders of a majority of the Fund’s outstanding voting securities as defined under the 1940 Act. Each Fund, however, may change the non-fundamental investment policies described below, its investment objective without a shareholder vote.

Fundamental Policies. The following investment policies and limitations are fundamental and may NOT be changed without shareholder approval.

A Fund, as a fundamental investment policy, may not:

Senior Securities

Issue senior securities, except as permitted under the 1940 Act.

Borrowing

Borrow money, except as permitted under the 1940 Act.

Underwriting

Act as an underwriter of another issuer’s securities, except to the extent that a Fund may be considered an underwriter within the meaning of the Securities Act in the disposition of portfolio securities.

Concentration

Invest 25% or more of the Fund’s net assets in securities of issuers in any one industry or group of industries (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies), except that a Fund may invest 25% or more of its net assets in securities of issuers in the same industry to approximately the same extent that the Fund’s corresponding index concentrates in the securities of a particular industry or group of industries. Accordingly, if the Fund’s corresponding index stops concentrating in the securities of a particular industry or group of industries, the Fund will also discontinue concentrating in such securities.

Real Estate

Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from investing in securities or other instruments backed by real estate, real estate investment trusts or securities of companies engaged in the real estate business).

Commodities

Directly purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities.

Loans

Lend any security or make any other loan except as permitted under the 1940 Act.

This means that no more than 33 1/3% of its total assets would be lent to other parties. This limitation does not apply to purchases of debt securities or to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments, permissible under the Fund’s investment policies.

Diversification

With respect to 75% of its total assets, purchase a security, other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or other investment companies, if as a result of such purchase, more than 5% of the Fund’s total assets would be invested in the securities of any one issuer, or the Fund would own more than 10% of the voting securities of such issuer.

With respect to issuing Senior Securities, as noted above, a Fund is not permitted to issue senior securities, except that a Fund may borrow from any bank if immediately after such borrowing the value of the Fund’s total assets is at least 300% of the principal amount of all of the Fund’s borrowings (i.e., the principal amount of the borrowings may not exceed 33 1/3% of the Fund’s total assets). In the event that such asset coverage shall at any time fall below 300% a Fund shall, within three days thereafter (not including Sundays and holidays), reduce the amount of its borrowings to an extent that the asset coverage of such borrowing shall be at least 300%. The fundamental investment limitations set forth above limit the Fund’s ability to engage in certain investment practices and purchase securities or other instruments to the extent permitted by, or consistent with, applicable law. As such, these limitations will change as the statute, rules, regulations or orders (or, if applicable, interpretations) change, and no shareholder vote will be required or sought.

With respect to Borrowing, as noted above, a Fund may not borrow money, except that a Fund may (i) borrow money from banks for temporary or emergency purposes (but not for leverage or the purchase of investments) and (ii) engage in other transactions permissible under the 1940 Act that may involve a borrowing (such as obtaining short-term credits as are necessary for the clearance of transactions, engaging in delayed-delivery transactions, or purchasing certain futures, forward contracts and options), provided that the combination of (i) and (ii) shall not exceed 33-1/3% of the value of the Fund’s total assets (including the amount borrowed), less the Fund’s liabilities (other than borrowings).

Non-Fundamental Policies. The following investment policies are not fundamental and may be changed without shareholder approval.

80% Policy with Respect to Corresponding Index

Under normal circumstances, each Fund will invest at least 80% of its total assets (exclusive of collateral held from securities lending) in the component securities of its corresponding Index and, with respect to the Aberdeen Standard Multi Factor Emerging Markets Equity ETF and Aberdeen Standard Multi Factor International Equity ETF, depositary receipts representing component securities of its corresponding Index. If, subsequent to an investment, the 80% requirement is no longer met, the Fund’s future investments will be made in a manner that will bring the Fund into compliance with this policy. Prior to any change in the Fund’s 80% policy, the Fund will provide shareholders with 60 days’ notice.

80% Policy (Aberdeen Standard Multi Factor US Equity ETF Only)

Under normal circumstances, the Aberdeen Standard Multi Factor US Equity ETF will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities issued by companies incorporated or domiciled in and/or principally traded in the U.S. If, subsequent to an investment, the 80% requirement is no longer met, the Fund’s future investments will be made in a manner that will bring the Fund into compliance with this policy. Prior to any change in the Fund’s 80% policy, the Fund will provide shareholders with 60 days’ notice.

80% Policy (Aberdeen Standard Multi Factor International Equity ETF Only)

Under normal circumstances, the Aberdeen Standard Multi Factor International Equity ETF will invest at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies incorporated or domiciled in and/or principally traded in developed market countries, excluding the U.S. and Canada. For purposes of this 80% policy, developed market countries are classified according to Markit’s transparent Country Classification Methodology. If, subsequent to an investment, the 80% requirement is no longer met, the Fund’s future investments will be made in a manner that will bring the Fund into compliance with this policy. Prior to any change in the Fund’s 80% policy, the Fund will provide shareholders with 60 days’ notice.

80% Policy (Aberdeen Standard Multi Factor Emerging Markets Equity ETF Only)

Under normal circumstances, the Aberdeen Standard Multi Factor Emerging Markets Equity ETF will invest at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies incorporated or domiciled in and/or principally traded in emerging market countries. For purposes of this 80% policy, emerging market countries are classified according to Markit’s transparent Country Classification Methodology. If, subsequent to an investment, the 80% requirement is no longer met, the Fund’s future investments will be made in a manner that will bring the Fund into compliance with this policy. Prior to any change in the Fund’s 80% policy, the Fund will provide shareholders with 60 days’ notice.

Illiquid Investments

A Fund will not invest in illiquid investments if, as a result of such investment, more than 15% of its net assets would be invested in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment.

CONTINUOUS OFFERING

The method by which Creation Unit Aggregations of shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Unit Aggregations of shares are issued and sold by the Funds on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Unit Aggregations after placing an order with the Funds’ Distributor, breaks them down into constituent shares, and sells such shares directly to customers, or if it chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market demand for shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in shares, whether or not participating in the distribution of shares, generally are required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. Firms that incur a prospectus delivery obligation with respect to shares of a Fund are reminded that, pursuant to Rule 153 under the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with the sale on the Listing Exchange is satisfied by the fact that the prospectus is available at the Listing Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

MANAGEMENT OF THE TRUST

Board Responsibilities. The Board is responsible for overseeing the management and affairs of the Funds and the Trust. The Board has considered and approved contracts, as described herein, under which certain companies provide essential management and administrative services to the Trust. Like most ETFs, the day-to-day business of the Trust, including the day-to-day management of risk, is performed by third-party service providers, such as the Advisor, Distributor and Administrator. The Board is responsible for overseeing the Trust’s service providers and, thus, has oversight responsibility with respect to the risk management performed by those service providers. Risk management seeks to identify and eliminate or mitigate the potential effects of risks, i.e., events or circumstances that could have material adverse effects on the business, operations, shareholder services, investment performance or reputation of the Trust or the Funds. Under the overall supervision of the Board and the Audit Committee (discussed in more detail below), the service providers to the Funds employ a variety of processes, procedures and controls to identify risks relevant to the operations of the Trust and the Funds to lessen the probability of their occurrence and/or to mitigate the effects of such events or circumstances if they do occur. Each service provider is responsible for one or more discrete aspects of the Trust’s business (e.g., the Advisor is responsible for the day-to-day management of the Fund’s portfolio investments) and, consequently, for managing the risks associated with that activity.

The Board’s role in risk management oversight begins before the inception of a Fund, at which time the Fund’s Advisor presents the Board with information concerning the investment objective, strategies and risks of the Fund. Additionally, a Fund’s Advisor provides the Board with an overview of, among other things, its investment philosophy, brokerage practices and compliance infrastructure. Thereafter, the Board oversees the risk management of the Fund’s operations, in part, by requesting periodic reports from and otherwise communicating with various personnel of the Fund and its service providers, including the Trust’s CCO and the Fund’s independent registered public accountants. The Board and, with respect to identified risks that relate to its scope of expertise, the Audit Committee oversee efforts by management and service providers to manage risks to which the Funds may be exposed.

The Board is responsible for overseeing the nature, extent and quality of the services provided to the Funds by the Advisor and receives information about those services at its regular meetings. In addition, on at least an annual basis, in connection with its consideration of whether to renew the Investment Advisory Agreement with the Advisor, the Board meets with the Advisor to review such services. Among other things, the Board regularly considers the Advisor’s adherence to each Fund’s investment restrictions and compliance with various Fund policies and procedures and with applicable securities regulations. The Board also reviews information about each Fund’s performance and investments.

The Trust’s CCO meets regularly with the Board to review and discuss compliance and other issues. At least annually, the Trust’s CCO provides the Board with a report reviewing the adequacy and effectiveness of the Trust’s policies and procedures and those of its service providers, including the Advisor. The report addresses the operation of the policies and procedures of the Trust and each service provider since the date of the last report; material changes to the policies and procedures since the date of the last report; any recommendations for material changes to the policies and procedures; and material compliance matters since the date of the last report.

The Board receives reports from the Trust’s service providers regarding operational risks, portfolio valuation and other matters. Annually, an independent registered public accounting firm reviews with the Audit Committee its audit of the Trust’s financial statements, focusing on major areas of risk encountered by the Trust and noting any significant deficiencies or material weaknesses in the Trust’s internal controls.

The Board recognizes that not all risks that may affect a Fund can be identified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve a Fund’s goals, and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. Moreover, despite the periodic reports the Board receives and the Board’s discussions with the service providers to a Fund, it may not be made aware of all of the relevant information of a particular risk. Most of the Trust’s investment management and business affairs are carried out by or through the Funds’ Advisor and other service providers, each of which has an independent interest in risk management but whose policies and the methods by which one or more risk management functions are carried out may differ from the Trust’s and each other’s in the setting of priorities, the resources available or the effectiveness of relevant controls. As a result of the foregoing and other factors, the Board’s risk management oversight is subject to substantial limitations.

Members of the Board and Officers of the Trust. There are four members of the Board, three of whom are not interested persons of the Trust, as that term is defined in the 1940 Act (“Independent Trustees”). Stephen O’Grady, an Independent Trustee, serves as Chairperson of the Board. The Board is comprised of a majority (75%) of Independent Trustees. There is an Audit Committee of the Board that is chaired by an Independent Trustee and comprised solely of Independent Trustees. The Audit Committee chair presides at the Committee meetings, participates in formulating agendas for Committee meetings, and coordinates with management to serve as a liaison between the Independent Trustees and management on matters within the scope of responsibilities of the Committee as set forth in its Board-approved charter. The Trust has determined its leadership structure is appropriate given the specific characteristics and circumstances of the Trust. The Trust made this determination in consideration of, among other things, the fact that the Independent Trustees constitute 75% of the Board, the number of Independent Trustees that constitute the Board, the amount of assets under management in the Trust, and the number of Funds overseen by the Board. The Board also believes that its leadership structure facilitates the orderly and efficient flow of information to the Independent Trustees from Fund management.

The Board of Trustees has two standing committees: the Audit Committee and Nominating Committee. The Audit Committee and Nominating Committee are chaired by an Independent Trustee and composed of Independent Trustees.

Set forth below are the names, ages, positions with the Trust, length of term of office, and the principal occupations and other directorships held during at least the last five years of each of the persons currently serving as a Trustee of the Trust, as well as information about each officer. The business address of each Trustee and officer is Aberdeen Standard Investments ETFs, 712 Fifth Avenue, New York, NY 10019.

Name and Year of Birth	Position(s)Held with the Trust, Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held by Trustee During Past 5 Years(3)
Interested Trustee
Bev Hendry (1953)	Trustee 2018 – present; President 2018 – present

Chairman – Americas for Aberdeen (2018 – present);

Director – Aberdeen (2014 – present);
Chief Executive Officer – Americas for Aberdeen Asset Management PLC (2014 – 2018);
Chief Operating Officer for Hansberger Global Investors (2008 – 2014).

[15]
Independent Trustees
Stephen O’Grady* (1946)	Trustee, 2014 – present; Chairperson, April 2018 – Present	GFI Group Inc. (GFIG) Financial Brokerage, Head of ETF Unit (February 2011 – January 2012); Kellogg Capital, Partner (January 2011 – April 2014).	[11]	Trustee, Greenhaven Continuous Commodity ETF (GCC) (January 2013 – December 2015); Trustee, Virtus ETFs (formerly Infracap Master Limited Partnership ETF), (October 2014 – present).
John Sievwright (1955)	Trustee, 2018 – present

Non-Executive Director of NEX Group plc (2017 – Nov. 2018) (financial); Non-Executive Director of ICAP PLC (2009 – 2016) (financial); Non-Executive Independent Director of FirstGroup plc (2002 – 2014) (transport).

[11]
William M. Thomas** (1962)	Trustee, 2014 – present

Wedgewood Partners, President, August (2015 – present);

ActiveETF Partners, Managing Partner (December 2012 – August 2015);

Chairman, Squirrel Island, Maine, Squirrel Island Board of Overseers (2009 – 2015).

			[11]	President and Interested Trustee, Grail Advisors ETF Trust (2009 – 2011).

Name and Year of Birth	Position(s) Held with Trust	Term of Office(4) and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers of the Trust
Bev Hendry (1953)	President and Trustee	Since 2018	See description in the “Interested Trustee” table.
Steven Dunn (1969)	Vice President	Since 2018

Currently, Head of Exchange-traded Funds for Aberdeen Standard Investments. Previously, Executive Director, Head of U.S. for ETF Securities Advisors LLC since September of 2015. Prior to joining ETF Securities Advisors LLC, Mr. Dunn was a Director at Deutsche Bank in the ETF business.

Alan Goodson (1974)	Vice President	Since 2018	Currently, Head of Product — Americas for Aberdeen Standard Investments. Mr. Goodson is Director and Vice President of Aberdeen and joined Aberdeen Standard Investments in 2000.
Andrea Melia (1969)	Principal Financial Officer and Treasurer	Since 2018	Currently, Head of Fund Operations Traditional Assets — Americas for Aberdeen Standard Investments. Ms. Melia is Vice President of Aberdeen and joined Aberdeen Standard Investments in September 2009.
Lucia Sitar (1971)	Vice President	Since 2018	Currently, Managing U.S. Counsel for Aberdeen Standard Investments. Ms. Sitar is Vice President of Aberdeen and joined Aberdeen Standard Investments in July 2007.
Adam Rezak (1969)	Chief Compliance Officer and Vice President	Since 2014	Currently, Chief Compliance Officer - ETFs for Aberdeen Standard Investments. Previously, Chief Compliance Officer of ETF Securities Advisors LLC, since July 2014. Prior to joining ETF Securities Advisors LLC, Mr. Rezak was Chief Compliance Officer of Guggenheim Partners from October 2007 to December 2013.
Brian Kordeck (1978)	Assistant Treasurer	Since 2018	Currently, Senior Fund Administration Manager for Aberdeen Standard Investments. Mr. Kordeck joined Aberdeen Standard Investments in 2013.
Megan Kennedy (1974)	Secretary and Vice President	Since 2018	Currently, Head of Product Management for Aberdeen Standard Investments. Ms. Kennedy joined Aberdeen Standard Investments in 2005.
Stephen Varga (1985)	Assistant Secretary	Since 2018	Currently, Product Manager for Aberdeen Standard Investments. Mr. Varga joined Aberdeen Standard Investments in 2011.
JoAnn Carter (1964)	Assistant Secretary	Since 2017	Currently, Assistant Vice President of JPMorgan Chase Bank, N.A., since August 2013.

*	Chair of the Audit Committee.
**	Chair of the Nominating Committee.
(1)	Each Trustee serves during the lifetime of the Funds or until he or she dies, resigns, retires, is declared bankrupt or incompetent, or is removed, and until the election and qualification of his or her successor.
(2)	The Fund Complex consists of the Trust (consisting of [eleven] portfolios), Aberdeen Investment Funds (consisting of four portfolios), Aberdeen Funds (consisting of 24 portfolios), Aberdeen Asia-Pacific Income Fund, Inc., Aberdeen Global Income Fund, Inc., Aberdeen Australia Equity Fund, Inc., Aberdeen Emerging Markets Equity Income Fund, Inc., The India Fund, Inc., Aberdeen Japan Equity Fund, Inc., Aberdeen Income Credit Strategies Fund, Aberdeen Global Premier Properties Fund, Aberdeen Global Dynamic Dividend Fund and Aberdeen Total Dynamic Dividend Fund.
(3)	Directorships (excluding Fund Complex) held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “1934 Act”) or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
(4)	Elected by and serves at the pleasure of the Board with no set term.

Board Committees. The Board has established the following standing committees:

Audit Committee. The Board has a standing Audit Committee that is composed of each Independent Trustee of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as each Fund’s independent registered public accounting firm and whether to terminate this relationship; reviewing the independent registered public accounting firm’s compensation, the proposed scope and terms of its engagement, and the firm’s independence; pre-approving audit and non-audit services provided by each Fund’s independent registered public accounting firm to the Trust and certain other affiliated entities; serving as a channel of communication between the independent registered public accounting firm and the Trustees; reviewing the results of each external audit, including any qualifications in the independent registered public accounting firm’s opinion, any related management letter, management’s responses to recommendations made by the independent registered public accounting firm in connection with the audit, reports submitted to the Committee by the internal auditing department of the Trust’s Administrator that are material to the Trust as a whole, if any, and management’s responses to any such reports; reviewing each Fund’s audited financial statements and considering any significant disputes between the Trust’s management and the independent registered public accounting firm that arose in connection with the preparation of those financial statements; considering, in consultation with the independent registered public accounting firm and the Trust’s senior internal accounting executive, if any, the independent registered public accounting firms’ report on the adequacy of the Trust’s internal financial controls; reviewing, in consultation with each Fund’s independent registered public accounting firm, major changes regarding auditing and accounting principles and practices to be followed when preparing each Fund’s financial statements; and other audit related matters. All of the Independent Trustees currently serve as members of the Audit Committee. The Audit Committee also acts as the Trust’s qualified legal compliance committee. The Audit Committee met two (2) times during the fiscal year ended December 31, 2018.

Nominating Committee. The Board has a standing Nominating Committee that is composed of each Independent Trustee of the Trust. The Nominating Committee operates under a written charter approved by the Board. The principal responsibility of the Nominating Committee is to consider, recommend and nominate candidates to fill vacancies on the Trust’s Board, if any. The Nominating Committee will not consider nominees recommended by shareholders. The Secretary of the Trust shall submit all nominations to the Nominating Committee. The Nominating Committee shall assess shareholder nominees in the same manner it reviews its own nominations. All of the Independent Trustees currently serve as members of the Nominating Committee. The Nominating Committee did not meet during the fiscal year ended December 31, 2018.

Individual Trustee Qualifications. The Trust has concluded that each of the Trustees should serve on the Board because of their ability to review and understand information about the Funds provided to them by management, to identify and request other information they may deem relevant to the performance of their duties, to question management and other service providers regarding material factors bearing on the management and administration of the Fund, and to exercise their business judgment in a manner that serves the best interests of the Fund’s shareholders. The Trust has concluded that each of the Trustees should serve as a Trustee based on their own experience, qualifications, attributes and skills as described below.

The Trust has concluded that Mr. Hendry should serve as Trustee of the Funds because of the experience he has gained as an experienced business executive with service in business and finance since 1987. He has been the Chairman - Americas of Aberdeen Standard Investments since April 2018. He previously held the position of CEO of Americas of Aberdeen Standard Investments since December 2016. Aberdeen Standard Investments is a brand of the investment businesses of Aberdeen Asset Management and Standard Life Investments. Mr. Hendry first joined Aberdeen at its headquarters in Scotland in 1987 where he set up Aberdeen’s mutual fund business. Mr. Hendry moved to the United States in 1995 to establish Aberdeen’s business in the Americas based out of Fort Lauderdale where the firm’s initial focus was Latin America. Following a series of acquisitions, Aberdeen relocated its US headquarters to Philadelphia where Mr. Hendry is now based. Mr. Hendry has over 30 years of experience in the investment management industry.

The Trust has concluded that Mr. O’Grady should serve as Trustee of the Funds because of the experience he has gained as a Partner in charge of the ETF Market Making unit of a prominent financial services firm, and his extensive knowledge of and experience in the financial services industry generally.

The Trust has concluded that Mr. Sievwright should serve as Trustee of the Funds because of the experience he has gained as a senior vice president and chief operating officer of the international unit of a prominent financial services firm, his experience holding various senior management positions in banking, his service as a director of other registered investment companies, and his experience and knowledge of the financial services industry generally.

The Trust has concluded that Mr. Thomas should serve as Trustee of the Fund because of the experience he has gained as chief executive officer of a firm specializing in financial services, his experience in and knowledge of the financial services industry generally, and his service as chairman for another ETF family.

Fund Shares Owned by Board Members. The following table shows the dollar amount range of each Trustee’s “beneficial ownership” of shares of the Funds and each other series of the Trust as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. As of December 31, 2018, the Trustees and officers of the Trust collectively owned less than 1% of the outstanding shares of the Trust.

Name of Trustee	Dollar Range of Equity Securities in the Funds[1]	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies[2]
Interested Trustee
Bev Hendry	None	None
Independent Trustees
Stephen O’Grady	None	None
John Sievwright	None	None
William M. Thomas	None	None

(1)	Values based on Trustees’ ownership as of December 31, 2018.
(2)	The Family of Investment Companies consists of the Trust (consisting of eleven portfolios).

Board Compensation. In December 2017, the Advisor agreed to pay the compensation for the Independent Trustees of the Trust. Therefore, the Independent Trustees were not paid from the Trust for the fiscal year ended December 31, 2018. The table below sets forth the compensation earned by each Interested Trustee and Independent Trustee (paid by the Advisor) for services to the Trust and the Fund Complex (as defined below) for the fiscal year ended December 31, 2018.

Name of Trustee	Aggregate Compensation for Services to the Trust*	Pension or Retirement Benefits Accrued as Part of Company Expenses	Estimated Annual Benefits upon Retirement	Total Compensation from the Funds and Fund Complex[1]
Interested Trustee
Bev Hendry	None	None	None	None
Graham Tuckwell[2]	None	None	None	None
Independent Trustees
Stephen O’Grady	$25,000	None	None	$25,000
John Sievwright	$14,452	None	None	$14,452
William M. Thomas	$25,000	None	None	$25,000

*Paid for by the Advisor.

(1) The Fund Complex consists of the Trust (consisting of eleven portfolios), Aberdeen Investment Funds (consisting of four portfolios), Aberdeen Funds (consisting of 24 portfolios), Aberdeen Asia-Pacific Income Fund, Inc., Aberdeen Global Income Fund, Inc., Aberdeen Australia Equity Fund, Inc., Aberdeen Emerging Markets Equity Income Fund, Inc., The India Fund, Inc., Aberdeen Japan Equity Fund, Inc., Aberdeen Income Credit Strategies Fund, Aberdeen Global Premier Properties Fund, Aberdeen Global Dynamic Dividend Fund and Aberdeen Total Dynamic Dividend Fund.

(2) Graham Tuckwell resigned as Trustee on April 27, 2018 upon the acquisition of the Advisor by Aberdeen.

Control Persons and Principal Holders of Securities. A person who beneficially owns, directly or indirectly, 25% or more of the voting securities of a Fund may be deemed to “control” (as defined in the 1940 Act) that Fund, and may be able to exercise a controlling influence over any matter submitted to Shareholders of that Fund. Because each Fund is new there were no beneficial owners as of the date of this SAI.

Investment Advisor. Aberdeen Standard Investments ETFs Advisors LLC serves as investment advisor to the Funds pursuant to an investment advisory agreement between the Trust and the Advisor. The Advisor is a Delaware limited liability corporation registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”), located at 712 Fifth Avenue, New York, NY 10019. The Advisor is a directly-owned subsidiary of Aberdeen, an indirect wholly-owned subsidiary of SLA plc, a London stock exchange listed company. SLA plc and its affiliates managed or administered approximately [$643.3 billion] in assets as of [December 31, 2018].

Under the Investment Advisory Agreement, the Advisor has overall responsibility for the general management and administration of the Trust. The Advisor provides an investment program for the Funds. The Advisor also arranges for transfer agency, custody, fund administration, and all other non-distribution-related services necessary for the Funds to operate. Each Fund pays the Advisor a fee equal to a percentage of the Fund’s average daily net assets, as set forth below:

Fund	Management Fee
Aberdeen Standard Multi Factor US Equity ETF	[__]%
Aberdeen Standard Multi Factor International Equity ETF	[__]%
Aberdeen Standard Multi Factor Emerging Markets Equity ETF	[__]%

The Funds listed in this SAI had not commenced as of the date of this SAI, and therefore did not pay any advisory feed during the year ended December 31, 2018.

Pursuant to the Investment Advisory Agreement, the Advisor has agreed to pay all expenses of the Funds, except for: (i) brokerage expenses and other fees, charges, taxes, levies or expenses (such as stamp taxes) incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the patriation or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions); (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of the Trust’s CCO; (iv) extraordinary expenses (in each case as determined by a majority of the Independent Trustees); (v) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (vi) interest and taxes of any kind or nature (including, but not limited to, income, excise, transfer and withholding taxes); (vii) any fees and expenses related to the provision of securities lending services; and (viii) the advisory fee payable to the Advisor. The internal expenses of pooled investment vehicles in which a Fund may invest (acquired fund fees and expenses) are not expenses of the Fund and are not paid by the Advisor.

The Advisor, from its own resources, including profits from advisory fees received from the Funds, provided such fees are legitimate and not excessive, may make payments to broker-dealers and other financial institutions for their expenses in connection with the distribution of a Fund shares, and otherwise currently pays all distribution costs for the Funds’ shares.

The Investment Advisory Agreement, with respect to each Fund, continues in effect for two years from its effective date, and thereafter is subject to annual approval by (i) the Board of Trustees of the Trust or (ii) the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of each Fund, provided that in either event such continuance also is approved by a vote of a majority of the Trustees of the Trust who are not interested persons (as defined in the 1940 Act) of the Fund, by a vote cast in person at a meeting called for the purpose of voting on such approval. If the shareholders of a Fund fail to approve the Investment Advisory Agreement, the Advisor may continue to serve in the manner and to the extent permitted by the 1940 Act and rules and regulations thereunder.

The Investment Advisory Agreement, with respect to each Fund, is terminable without any penalty, by vote of the Board of Trustees of the Trust or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund, or by the Advisor, in each case on not less than thirty (30) days’ nor more than sixty (60) days’ prior written notice to the other party; provided that a shorter notice period shall be permitted for a Fund in the event its shares are no longer listed on a national securities exchange. The Investment Advisory Agreement will terminate automatically and immediately in the event of its “assignment” (as defined in the 1940 Act).

Sub-Advisor. The Advisor has retained [________] (the “Sub-Advisor”), located at [_____________], to serve as sub-advisor to the Fund. [Insert Information Regarding Ownership/Control of the Sub-Advisor, as applicable]. Under a sub-advisory agreement between the Advisor and the Sub-Advisor (the “Sub-Advisory Agreement”) the Sub-Advisor is responsible for trading portfolio securities on behalf of the Funds, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Advisor or in connection with any rebalancing or reconstitution of the Index, subject to the supervision of the Advisor and the Board of Trustees. Under the Sub-Advisory Agreement, the Advisor pays the Sub-Advisor a fee, calculated daily and paid monthly, at an annual rate of [__]% of the average daily net assets of each Fund subject to a minimum annual fee of $[___].

For the fiscal year ended December 31, 2018, the Advisor did not pay any sub-advisory fees as the Funds had not commenced operations.

After the initial two-year term, the continuance of the Sub-Advisory Agreement must be specifically approved at least annually: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Sub-Advisory Agreement or “interested persons” or of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Sub-Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to the Fund, by a majority of the outstanding voting securities of the Fund. The Sub-Advisory Agreement also may be terminated, at any time, by the Advisor or Sub-Advisor upon 60 days’ written notice to the other party. As used in the Sub-Advisory Agreement, the terms “majority of the outstanding voting securities,” “interested persons” and “assignment” have the same meaning as such terms in the 1940 Act.

Portfolio Managers. This section includes information about the Funds’ portfolio managers, including information about other accounts managed, the dollar range of Shares owned and compensation.

[______] and [______] serve as portfolio managers (“Portfolio Managers”) of the Funds.

Compensation. [The Portfolio Managers receive a fixed base salary and discretionary bonus that are not tied to the performance of the Funds. This compensation is not paid by the Trust or the Advisor.]

Description of Material Conflicts of Interest. [Because the Portfolio Managers manage assets for other investment companies, pooled investment vehicles and/or other accounts, there may be an incentive to favor one client over another, resulting in conflicts of interest. The other accounts may have the same investment objectives as the Funds. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the Portfolio Managers could favor one account over another. Another potential conflict could include the Portfolio Managers’ knowledge about the size, timing, and possible market impact of Fund trades, whereby the Portfolio Managers could use this information to the advantage of other accounts and to the disadvantage of the Funds. However, the Sub-Advisor has established policies and procedures to ensure that the purchase and sale of securities among all accounts managed by the Portfolio Managers are fairly and equitably allocated.]

Other Accounts Managed by the Portfolio Managers. In addition to the Funds, the Portfolio Managers managed the following other accounts as of [________], 2019.

Name	Registered Investment Companies*		Other Pooled Investment Vehicles*		Other Accounts*
	Number of Accounts	Total Assets ($ millions)	Number of Accounts	Total Assets ($ millions)	Number of Accounts	Total Assets ($ millions)
[___]	[___]	[___]	[___]	[___]	[___]	[___]
[___]	[___]	[___]	[___]	[___]	[___]	[___]

* None of the accounts managed by the Portfolio Manager are subject to performance based advisory fees.

Portfolio Managers Fund Ownership. The Funds are required to show the dollar range of the Portfolio Managers’ “beneficial ownership” of shares of the Funds as of the end of the most recently completed fiscal year. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the Exchange Act. As of the date of this SAI, the portfolio managers did not own shares of the Funds.

Codes of Ethics. The Trust, the Advisor, the Sub-Advisor and the Distributor have each adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act and Rule 204A-1 under the Advisers Act, where applicable. Each Code of Ethics permits personnel subject to that Code of Ethics to invest in securities for their personal investment accounts, subject to certain limitations, including securities that may be purchased or held by the Funds. Each Code of Ethics is on public file with, and is available from, the SEC.

Administrator, Custodian, and Transfer Agent. [___________] (“[_____]”) serves as administrator, custodian and transfer agent for the Funds. [_____]’s principal address is [_____]. Under the Administration Agreement with the Trust, [_____] (“Administrator”), subject to the general supervision of the Trust’s Board of Trustees, provides various administrative, compliance, tax, accounting and financial reporting services for the maintenance and operations of the Trust and the Funds. In addition, [_____] makes available the office space, equipment, personnel and facilities required to provide such services. Under the Global Custody Agreement with the Trust, [_____] (“Custodian”) holds the Trust’s cash and securities, maintains such cash and securities in separate accounts in the name of the Trust, maintains a statement of accounts for each account of the Trust, and may provide other services pursuant to the Custody Agreement and related agreements. The Custodian, upon the order of the Trust, receives, delivers and releases securities and makes payments for securities purchased by the Trust for the Funds. The Custodian is authorized to appoint one or more sub-custodians and is authorized to appoint foreign custodians or foreign custody managers for Trust investments outside the United States. Pursuant to an Agency Services Agreement with the Trust, [_____] (“Transfer Agent”) acts as transfer agent for the Trust’s authorized and issued shares of beneficial interest, and as dividend disbursing agent of the Trust. As compensation for the foregoing services, [_____] receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Trust from the Trust’s custody account with [_____].

The Funds are new and the Advisor has not paid [______] any fees for services to the Funds as of the fiscal year ended December 31, 2018.

Distributor. ALPS Distributors, Inc. serves as Distributor for the Trust and its principal address is 1290 Broadway, Suite 1100, Denver, Colorado 80203. The Distributor has entered into a Distribution Agreement with the Trust pursuant to which it will serve as distributor with respect to Creation and Redemption of Creation Unit Aggregations. The Distribution Agreement will continue for two years from its effective date and is renewable annually. Shares will be continuously offered for sale by a Fund through the Distributor only in Creation Unit Aggregations, as described in the applicable Prospectus and below in the Creation and Redemption of Creation Unit Aggregations section. Shares in less than Creation Unit Aggregations are not distributed by the Distributor. The Distributor will deliver the applicable Prospectus and, upon request, this SAI to Authorized Participants (as defined below) purchasing Creation Unit Aggregations and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the 1934 Act and a member of the Financial Industry Regulatory Authority (“FINRA”). The Distributor is not affiliated with SLA plc, the Advisor, or any stock exchange.

The Distribution Agreement for each Fund will provide that it may be terminated at any time, without the payment of any penalty, on at least sixty (60) days’ prior written notice to the other party (i) by vote of a majority of the Independent Trustees or (ii) by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund. The Distribution Agreement will terminate automatically in the event of its “assignment” (as defined in the 1940 Act).

The Distributor may also enter into agreements with securities dealers (“Soliciting Dealers”) who will solicit purchases of Creation Unit Aggregations of shares. Such Soliciting Dealers may also be Authorized Participants (as defined below) or DTC Participants (as defined below).

12b-1 Plan. The Trust has adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) pursuant to which each Fund may reimburse the Distributor up to a maximum annual rate of 0.25% of its average daily net assets.

Under the Plan and as required by Rule 12b-1, the Trustees will receive and review after the end of each calendar quarter a written report provided by the Distributor of the amounts expended under the Plan and the purpose for which such expenditures were made. With the exception of the Distributor and its affiliates, no “interested person” of the Trust (as that term is defined in the 1940 Act) and no Trustee of the Trust has a direct or indirect financial interest in the operation of the Plan or any related agreement.

The Plan was adopted in order to permit the implementation of the Fund’s method of distribution. However, no such fee is currently paid by the Funds.

Intermediary Compensation. The Advisor or its affiliates, out of their own resources and not out of Fund assets (i.e., without additional cost to the Funds or their shareholders), may pay certain broker dealers, banks and other financial intermediaries (“Intermediaries”) for certain activities related to the Funds, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Funds, or for other activities, such as marketing and educational training or support. These arrangements are not financed by the Funds and, thus, do not result in increased Fund expenses. They are not reflected in the fees and expenses listed in the fees and expenses sections of any Fund’s Prospectus and they do not change the price paid by investors for the purchase of a Fund’s shares or the amount received by a shareholder as proceeds from the redemption of Fund shares.

Such compensation may be paid to Intermediaries that provide services to the Funds, including marketing and education support (such as through conferences, webinars and printed communications). The Advisor periodically assesses the advisability of continuing to make these payments. Payments to an Intermediary may be significant to the Intermediary, and amounts that Intermediaries pay to your advisor, broker or other investment professional, if any, may also be significant to such advisor, broker or investment professional. Because an Intermediary may make decisions about what investment options it will make available or recommend, and what services to provide in connection with various products, based on payments it receives or is eligible to receive, such payments create conflicts of interest between the Intermediary and its clients. For example, these financial incentives may cause the Intermediary to recommend the Funds over other investments. The same conflict of interest exists with respect to your financial advisor, broker or investment professionals if he or she receives similar payments from his or her Intermediary firm.

Intermediary information is current only as of the date of this SAI. Please contact your advisor, broker or other investment professional for more information regarding any payments his or her Intermediary firm may receive. Any payments made by the Advisor or its affiliates to an Intermediary may create the incentive for an Intermediary to encourage customers to buy shares of the Funds.

If you have any additional questions, please call 1-844-383-7289.

BROKERAGE TRANSACTIONS

The Advisor assumes general supervision over placing orders on behalf of the Funds for the purchase and sale of portfolio securities. In selecting the brokers or dealers for any transaction in portfolio securities, the Advisor’s policy is to make such selection based on factors deemed relevant, including but not limited to, the breadth of the market in the security; the price of the security; the reasonableness of the commission or mark-up or mark-down, if any; execution capability; settlement capability; back office efficiency; and the financial condition of the broker or dealer, both for the specific transaction and on a continuing basis. The overall reasonableness of brokerage commissions paid is evaluated by the Advisor based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services. Brokers may also be selected because of their ability to handle special or difficult executions, such as may be involved in large block trades, less liquid securities, broad distributions, or other circumstances. The Advisor does not consider the provision or value of research, products or services a broker or dealer may provide, if any, as a factor in the selection of a broker or dealer or the determination of the reasonableness of commissions paid in connection with portfolio transactions. The Trust has adopted policies and procedures that prohibit the consideration of sales of a Fund’s shares as a factor in the selection of a broker or a dealer to execute its portfolio transactions. To the extent creation or redemption transactions are conducted on a cash or “cash in lieu” basis, a Fund may contemporaneously transact with broker-dealers for the purchase or sale of portfolio securities in connection with such transactions (see “Creation and Redemption of Creation Unit Aggregations” herein). Such orders may be placed with an Authorized Participant in its capacity as broker-dealer or with an affiliated broker-dealer of such Authorized Participant. In such cases, the Funds will require such broker-dealer to achieve execution at a price that is at least as favorable to the Fund as the value of such securities used to calculate the Fund’s NAV. The broker-dealer will be required to reimburse the Funds for, among other things, any difference between the price (including applicable brokerage commissions, taxes and transaction costs) at which such securities were bought or sold and the value of such securities used to calculate a Fund’s NAV. This amount will vary depending on the quality of the execution and may be capped at amounts determined by the Advisor in its sole discretion.

Brokerage Commissions. The Funds are new and have not paid any brokerage commissions as of the fiscal year ended December 31, 2018.

Directed Brokerage. The Funds are new and have not paid any commissions on brokerage transactions directed to brokers pursuant to an agreement or understanding whereby the broker provides research or other brokerage services to the Advisor or Sub-Advisor.

Affiliated Brokers. The Funds may execute brokerage or other agency transactions through registered broker-dealer affiliates of the Fund, the Advisor, the Sub-Advisor or the Distributor for a commission in conformity with the 1940 Act, the Exchange Act and rules promulgated by the SEC. These rules require that commissions paid to the affiliate by the Fund for exchange transactions not exceed “usual and customary” brokerage commissions. The rules define “usual and customary” commissions to include amounts which are “reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.” The Trustees, including those who are not “interested persons” of the Fund, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.

The Funds are new and have not paid any commissions to any affiliated brokers.

Regular Broker-Dealers. The Funds are required to identify any securities of its “regular brokers and dealers” (as such term is defined in the 1940 Act) which it may hold at the close of its most recent fiscal year. “Regular brokers or dealers” of the Trust are the ten brokers or dealers that, during the most recent fiscal year: (i) received the greatest dollar amounts of brokerage commissions from the Trust’s portfolio transactions; (ii) engaged as principal in the largest dollar amounts of portfolio transactions of the Trust; or (iii) sold the largest dollar amounts of the Trust’s shares. The Funds are new and did not acquire securities of its regular brokers or dealers (as defined in the 1940 Act) or if their parents during the fiscal year ended December 31, 2018.

Portfolio Turnover. Portfolio turnover may vary from year to year, as well as within a year. High turnover rates are likely to result in comparatively greater brokerage expenses. The overall reasonableness of brokerage commissions is evaluated by the Advisor based upon its knowledge of available information as to the general level of commissions paid by the other institutional investors for comparable services. The Funds are new and therefore did not have a portfolio turnover rate for the fiscal year ended December 31, 2018.

ADDITIONAL INFORMATION CONCERNING THE TRUST

Shares. The Trust was established as a Delaware statutory trust on January 9, 2014, and consists of multiple series of funds (“Funds”). Each Fund issues shares of beneficial interest. The Board may establish additional Funds. The Trust is registered with the SEC as an open-end management investment company.

Each share issued by a Fund has a pro rata interest in the assets of the Fund. Shares have no preemptive, exchange, subscription or conversion rights and are freely transferable. Each share is entitled to participate equally in dividends and distributions declared by the Board with respect to the Fund, and in the net distributable assets of a Fund on liquidation.

Each share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shares of all Funds vote together as a single class except that if the matter being voted on affects only a particular Fund or if a matter affects a particular Fund differently from other Funds, that Fund will vote separately on such matter.

Under Delaware law, the Trust is not required to hold an annual meeting of shareholders unless required to do so under the 1940 Act. The policy of the Trust is not to hold an annual meeting of shareholders unless required to do so under the 1940 Act. All shares (regardless of the Fund) have non-cumulative voting rights for the Board. Under Delaware law, Trustees of the Trust may be removed by vote of the shareholders.

Following the creation of the initial Creation Unit Aggregation(s) of shares of a Fund and immediately prior to the commencement of trading in such Fund’s shares, a holder of shares may be a “control person” of the Fund, as defined in the 1940 Act. The Funds cannot accurately predict the length of time for which one or more shareholders may remain a control person or persons of a Fund.

Shareholders may make inquiries by writing to the Trust, c/o ALPS Distributors, Inc., 1290 Broadway, Suite 1100, Denver, Colorado 80203.

Absent an applicable exemption or other relief from the SEC or its staff, beneficial owners of more than 5% of the shares of a Fund may be subject to the reporting provisions of Section 13 of the 1934 Act and the SEC’s rules promulgated thereunder. In addition, absent an applicable exemption or other relief from the SEC staff, officers and Trustees of the Funds and beneficial owners of 10% of the shares of a Fund (“Insiders”) may be subject to the insider reporting, short-swing profit and short-sale provisions of Section 16 of the 1934 Act and the SEC’s rules promulgated thereunder. Beneficial owners and Insiders should consult with their own legal counsel concerning their obligations under Sections 13 and 16 of the 1934 Act.

Termination of the Trust or the Fund. The Trust or a Fund may be terminated by a majority vote of the Board of Trustees or the affirmative vote of a super-majority of the holders of the Trust or a Fund entitled to vote on termination. Although the shares are not automatically redeemable upon the occurrence of any specific event, the Trust’s organizational documents provide that the Board will have the unrestricted power to alter the number of shares in a Creation Unit Aggregation. In the event of a termination of the Trust or the Fund, the Board, in its sole discretion, could determine to permit the shares to be redeemable in aggregations smaller than Creation Unit Aggregations or to be individually redeemable. In such circumstances, the Trust may make redemptions in-kind, for cash, or for a combination of cash and securities. In the case of such a termination, shares of the Trust or a Fund would cease trading on its listing Exchange approximately 7 days prior to redemption proceeds being available.

Role of the Depositary Trust Company (“DTC”). DTC acts as Securities Depository for the shares of the Trust. Shares of the Funds are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.

DTC, a limited-purpose trust company, was created to hold securities of its participants (“DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities’ certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of which (and/or their representatives) own DTC. More specifically, DTC is owned by a number of DTC Participants and by the Listing Exchange, the AMEX and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (“Indirect Participants”).

Beneficial ownership of shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of shares. No Beneficial Owner shall have the right to receive a certificate representing such shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the shares of a Fund held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form and number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all shares of the Trust. DTC or its nominee, upon receipt of any such distributions, shall immediately credit DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in shares of a Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants. DTC may decide to discontinue its service with respect to shares of the Trust at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

PURCHASE AND REDEMPTION OF CREATION UNIT AGGREGATIONS

Each Fund issues and redeems its Fund Shares on a continuous basis, at net asset value, only in a large specified number of Fund Shares called a “Creation Unit,” either principally in-kind for a designated portfolio of securities or in cash for the value of such securities. The value of each Fund is determined once each business day, as described under “Determination of Net Asset Value.” Creation Unit sizes are [50,000/25,000] Fund Shares per Creation Unit. Authorized Participants (as defined below) will be notified of such change. The principal consideration for creations and redemptions for each Fund is set forth in the table below:

FUND	CREATION*	REDEMPTION*
Aberdeen Standard Multi Factor US Equity ETF	In-Kind	In-Kind

Aberdeen Standard Multi Factor International Equity ETF	In-Kind	In-Kind
Aberdeen Standard Multi Factor Emerging Markets Equity ETF	In-Kind	In-Kind

*May be revised at any time without notice.

Purchase (Creation). The Trust issues and sells Fund Shares only in Creation Units on a continuous basis through the Principal Underwriter, without a sales load (but subject to transaction fees), at their NAV per share next determined after receipt of an order, on any Business Day (as defined below), in proper form pursuant to the terms of the Authorized Participant Agreement (“Participant Agreement”). A “Business Day” with respect to a Fund is, generally, any day on which the Listing Exchange is open for business.

Fund Deposit. The consideration for purchase of a Creation Unit of a Fund generally consists of either (i) the in-kind deposit of a designated portfolio of securities (the “Deposit Securities”) per each Creation Unit and the Cash Component (defined below), computed as described below or (ii) the cash value of the Deposit Securities (“Deposit Cash”) and “Cash Component,” computed as described below. When accepting purchases of Creation Units for cash, a Fund may incur additional costs associated with the acquisition of Deposit Securities that would otherwise be provided by an in-kind purchaser.

Together, the Deposit Securities or Deposit Cash, as applicable, and the Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit of each Fund. The “Cash Component,” which may include a Dividend Equivalent Payment, is an amount equal to the difference between the net asset value of the Fund Shares (per Creation Unit) and the market value of the Deposit Securities or Deposit Cash, as applicable. The “Dividend Equivalent Payment” enables a Fund to make a complete distribution of dividends on the day preceding the next dividend payment date, and is an amount equal, on a per Creation Unit basis, to the dividends on all the portfolio securities of a Fund (“Dividend Securities”) with ex-dividend dates within the accumulation period for such distribution (the “Accumulation Period”), net of expenses and liabilities for such period, as if all of the Dividend Securities had been held by a Fund for the entire Accumulation Period. The Accumulation Period begins on the ex-dividend date for a Fund and ends on the day preceding the next ex-dividend date. If the Cash Component is a positive number (i.e., the net asset value per Creation Unit exceeds the market value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be such positive amount. If the Cash Component is a negative number (i.e., the net asset value per Creation Unit is less than the market value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be such negative amount and the creator will be entitled to receive cash in an amount equal to the Cash Component. The Cash Component serves the function of compensating for any differences between the net asset value per Creation Unit and the market value of the Deposit Securities or Deposit Cash, as applicable. Computation of the Cash Component excludes any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities, if applicable, which shall be the sole responsibility of the Authorized Participant (as defined below).

The Custodian, through NSCC, makes available on each Business Day, immediately prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time), the list of the names and the required number of shares of each Deposit Security or the required amount of Deposit Cash, as applicable, to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for each Fund. Such Fund Deposit is subject to any applicable adjustments as described below, in order to effect purchases of Creation Units of the Fund until such time as the next-announced composition of the Deposit Securities or the required amount of Deposit Cash, as applicable, is made available.

The identity and number of shares of the Deposit Securities or the amount of Deposit Cash, as applicable, required for a Fund Deposit for each Fund changes as rebalancing adjustments, interest payments and corporate action events are reflected from time to time by the Advisor with a view to the investment objective of each Fund.

As noted above, the Trust reserves the right to permit or require the substitution of Deposit Cash to replace any Deposit Security, which shall be added to the Cash Component, including, without limitation, in situations where the Deposit Security: (i) may not be available in sufficient quantity for delivery, (ii) may not be eligible for transfer through the systems of DTC for corporate securities and municipal securities; (iii) may not be eligible for trading by an Authorized Participant (as defined below) or the investor for which it is acting; (iv) would be restricted under the securities laws or where the delivery of the Deposit Security to the Authorized Participant would result in the disposition of the Deposit Security by the Authorized Participant becoming restricted under the securities laws, or (v) in certain other situations (collectively, “non-standard orders”). The Trust also reserves the right to: permit or require the substitution of Deposit Securities in lieu of Deposit Cash. The adjustments described above will reflect changes, known to the Advisor on the date of announcement to be in effect by the time of delivery of the Fund Deposit resulting from certain corporate actions.

Procedures for Purchase of Creation Unit Aggregations. To be eligible to place orders with the Principal Underwriter, as facilitated via the Transfer Agent, to purchase a Creation Unit of a Fund, an entity must be (i) a “Participating Party”, i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”), a clearing agency that is registered with the SEC; or (ii) a DTC Participant. In addition, each Participating Party or DTC Participant (each, an “Authorized Participant”) must execute a Participant Agreement that has been agreed to by the Principal Underwriter and the Transfer Agent, and that has been accepted by the Trust, with respect to purchases and redemptions of Creation Units. Each Authorized Participant will agree, pursuant to the terms of a Participant Agreement, on behalf of itself or any investor on whose behalf it will act, to certain conditions, including that it will pay to the Trust, an amount of cash sufficient to pay the Cash Component together with the creation transaction fee (described below) and any other applicable fees, taxes and additional variable charge.

All orders to purchase Fund Shares directly from a Fund, including non-standard orders, must be placed for one or more Creation Units and in the manner and by the time set forth in the Participant Agreement and/or the applicable order form (the “Closing Time”). The date on which an order to purchase Creation Units (or an order to redeem Creation Units, as set forth below) is received and accepted is referred to as the “Order Placement Date.”

An Authorized Participant may require an investor to make certain representations or enter into agreements with respect to the order (e.g., to provide for payments of cash, when required). Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to purchase Fund Shares directly from a Fund in Creation Units have to be placed by the investor’s broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement and only a small number of such Authorized Participants may have international capabilities. A Fund may direct an Authorized Participant to deliver Deposit Securities, Deposit Cash and Cash Component directly to the Portfolio on behalf of each Fund.

On days when the Exchange or the bond markets close earlier than normal, a Fund may require orders to create Creation Units to be placed earlier in the day. In addition, if a market or markets on which a Fund’s investments are primarily traded is closed, the Fund will also generally not accept orders on such day(s). Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement and in accordance with the applicable order form. Those placing orders through an Authorized Participant should allow sufficient time to permit proper submission of the purchase order by the cut-off time on such Business Day. Economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Distributor or an Authorized Participant.

Fund Deposits must be delivered by an Authorized Participant through the Federal Reserve System (for cash and U.S. government securities), or through DTC (for corporate securities and municipal securities), through a subcustody agent (for foreign securities) and/or through such other arrangements allowed by the Trust or its agents. With respect to foreign Deposit Securities, the Custodian shall cause the subcustodian of a Fund to maintain an account into which the Authorized Participant shall deliver, on behalf of itself or the party on whose behalf it is acting, such Deposit Securities. Foreign Deposit Securities must be delivered to an account maintained at the applicable local subcustodian. The Fund Deposit transfer must be ordered by the Authorized Participant in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities or Deposit Cash, as applicable, to the account of a Fund or its agents by no later than the Settlement Date. The “Settlement Date” for a Fund is generally the second Business Day after the Order Placement Date. All questions as to the number of Deposit Securities or Deposit Cash to be delivered, as applicable, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities or cash, as applicable, will be determined by the Trust, whose determination shall be final and binding. The amount of cash represented by the Cash Component must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by the Custodian no later than the Settlement Date. If the Cash Component and the Deposit Securities or Deposit Cash, as applicable, are not received in a timely manner by the Settlement Date, the creation order may be cancelled. Upon written notice to the Distributor, such canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then current NAV of each Fund. The delivery of Creation Units so created generally will occur no later than the second Business Day following the day on which the purchase order is deemed received by the Distributor.

The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to the applicable cut-off time and the federal funds in the appropriate amount are deposited by 2:30 p.m. Eastern time (per applicable instructions), with the Custodian on the Settlement Date. If the order is not placed in proper form as required, or federal funds in the appropriate amount are not received by 3:30 p.m. Eastern time (per applicable instructions) on the Settlement Date, then the order may be deemed to be rejected and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom. A creation request is considered to be in “proper form” if all procedures set forth in the Participant Agreement, order form and this SAI are properly followed.

Issuance of a Creation Unit. Except as provided herein, Creation Units will not be issued until the transfer of good title to the Trust of the Deposit Securities or payment of Deposit Cash, as applicable, and the payment of the Cash Component have been completed. When the subcustodian has confirmed to the Custodian that the required Deposit Securities (or the cash value thereof) have been delivered to the account of the relevant subcustodian or subcustodians, the Principal Underwriter and the Advisor shall be notified of such delivery, and the Trust will issue and cause the delivery of the Creation Units. The delivery of Creation Units so created generally will occur no later than the second Business Day following the day on which the purchase order is deemed received by the Distributor. However, as discussed in Appendix B, the Aberdeen Standard Multi Factor International Equity ETF and Aberdeen Standard Multi Factor Emerging Markets Equity ETF reserve the right to settle Creation Unit transactions on a basis other than the second Business Day following the day on which the purchase order is deemed received by the Distributor to accommodate foreign market holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates (that is the last day the holder of a security can sell the security and still receive dividends payable on the security), and in certain other circumstances. The Authorized Participant shall be liable to the applicable Fund for losses, if any, resulting from unsettled orders.

In instances where the Trust accepts Deposit Securities for the purchase of a Creation Unit, the Creation Unit may be purchased in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the net asset value of each Fund Shares on the date the order is placed in proper form since in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) an additional amount of cash equal to a percentage of the market value as set forth in the Participant Agreement, of the undelivered Deposit Securities (the “Additional Cash Deposit”), which shall be maintained in a general non-interest bearing collateral account. An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to the applicable percentage, as set forth in the Participant Agreement, of the daily marked to market value of the missing Deposit Securities. The Trust may use such Additional Cash Deposit to buy the missing Deposit Securities at any time. Authorized Participants will be liable to the Trust for all costs, expenses, dividends, income and taxes associated with missing Deposit Securities, including the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the Principal Underwriter plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Custodian or purchased by the Trust and deposited into the Trust. In addition, a transaction fee as set forth below under “Creation Transaction Fees” will be charged in all cases and an additional variable charge may also be applied. The delivery of Creation Units so created generally will occur no later than the Settlement Date.

Acceptance of Orders of Creation Units. The Trust reserves the absolute right to reject an order for Creation Units transmitted in respect of each Fund at its discretion, including, without limitation, if (a) the order is not in proper form; (b) the Deposit Securities or Deposit Cash, as applicable, delivered by the Participant are not as disseminated through the facilities of the NSCC for that date by the Custodian; (c) the investor(s), upon obtaining the Fund Shares ordered, would own 80% or more of the currently outstanding shares of a Fund; (d) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (e) the acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (f) the acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or the Advisor, have an adverse effect on the Trust or the rights of beneficial owners; (g) the acceptance or receipt of the order for a Creation Unit would, in the opinion of counsel to the Trust, be unlawful; or (h) in the event that circumstances outside the control of the Trust, the Custodian, the Transfer Agent and/or the Advisor make it for all practical purposes not feasible to process orders for Creation Units. Examples of such circumstances include acts of God or public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Principal Underwriter, the Custodian, the Transfer Agent, DTC, NSCC, Federal Reserve System, or any other participant in the creation process, and other extraordinary events. The Trust or its agents shall communicate to the Authorized Participant its rejection of an order. The Trust, the Transfer Agent, the Custodian and the Principal Underwriter are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall either of them incur any liability for the failure to give any such notification. The Trust, the Transfer Agent, the Custodian and the Principal Underwriter shall not be liable for the rejection of any purchase order for Creation Units.

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.

Redemption. Fund Shares may be redeemed only in Creation Units at their net asset value next determined after receipt of a redemption request in proper form by a Fund through the Transfer Agent and only on a Business Day. Except upon liquidation of the fund, the Trust will not redeem shares in amounts less than Creation Units. Investors must accumulate enough Fund Shares in the secondary market to constitute a Creation Unit in order to have such Fund Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Fund Shares to constitute a redeemable Creation Unit.

With respect to each Fund, the Custodian, through the NSCC, makes available immediately prior to the opening of business on the Exchange (currently 9:30 a.m. Eastern time) on each Business Day, the list of the names and share quantities of each Fund’s portfolio securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day (“Fund Securities”). Fund Securities received on redemption may not be identical to Deposit Securities.

Redemption proceeds for a Creation Unit are paid either in-kind or in cash or a combination thereof, as determined by the Trust. With respect to in-kind redemptions of a Fund, redemption proceeds for a Creation Unit will consist of Fund Securities — as announced by the Custodian on the Business Day of the request for redemption received in proper form plus cash in an amount equal to the difference between the net asset value of the Fund Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the “Cash Redemption Amount”), less a fixed redemption transaction fee and any applicable additional variable charge as set forth below. In the event that the Fund Securities have a value greater than the net asset value of the Fund Shares, a compensating cash payment equal to the differential is required to be made by or through an Authorized Participant by the redeeming shareholder. Notwithstanding the foregoing, at the Trust’s discretion, an Authorized Participant may receive the corresponding cash value of the securities in lieu of the in-kind securities value representing one or more Fund Securities.

Procedures for Redemption of Creation Units. Upon receipt of a redemption request, each Fund will make a corresponding request to the Portfolio. Redemption proceeds from the Portfolio will be delivered to the redeeming Authorized Participant. The Portfolio may deliver redemption proceeds directly to a redeeming Authorized Participant. After the Trust has deemed an order for redemption received, the Trust will initiate procedures to transfer the requisite Fund Securities and the Cash Redemption Amount to the Authorized Participant by the Settlement Date. With respect to in-kind redemptions of a Fund, the calculation of the value of the Fund Securities and the Cash Redemption Amount to be delivered upon redemption will be made by the Custodian according to the procedures set forth under “Determination of Net Asset Value”, computed on the Business Day on which a redemption order is deemed received by the Trust. Therefore, if a redemption order in proper form is submitted to the Principal Underwriter by a DTC Participant by the Closing Time on the Order Placement Date, and the requisite number of Fund Shares are delivered to the Custodian prior to 2:30 p.m. Eastern time (per applicable instructions) on the Settlement Date, then the value of the Fund Securities and the Cash Redemption Amount to be delivered will be determined by the Custodian on such Order Placement Date. If the requisite number of Fund Shares are not delivered by 2:30 p.m. Eastern time (per applicable instructions) on the Settlement Date, a Fund will not release the underlying securities for delivery unless collateral is posted in such percentage amount of missing Fund Shares as set forth in the Participant Agreement (marked to market daily).

With respect to in-kind redemptions of a Fund, in connection with taking delivery of shares of Fund Securities upon redemption of Creation Units, an Authorized Participant must maintain appropriate custody arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of the Fund Securities are customarily traded (or such other arrangements as allowed by the Trust or its agents), to which account such Fund Securities will be delivered. Deliveries of redemption proceeds generally will be made within two Business Days of the trade date. However, due to the schedule of holidays in certain countries, the different treatment among foreign and U.S. markets of dividend record dates and dividend ex-dates (that is the last date the holder of a security can sell the security and still receive dividends payable on the security sold), and in certain other circumstances, the delivery of in-kind redemption proceeds with respect to the Aberdeen Standard Multi Factor International Equity ETF and Aberdeen Standard Multi Factor Emerging Markets Equity ETF may take longer than two Business Days after the day on which the redemption request is received in proper form. Appendix B identifies the instances where more than seven days would be needed to deliver redemption proceeds. Pursuant to an order of the SEC, on behalf of the Funds, the Aberdeen Standard Multi Factor International Equity ETF and Aberdeen Standard Multi Factor Emerging Markets Equity ETF will make delivery of in-kind redemption proceeds within the number of days stated in Appendix B to be the maximum number of days necessary to deliver redemption proceeds.

If it is not possible to make other such arrangements, or if it is not possible to effect deliveries of the Fund Securities, the Trust may in its discretion exercise its option to redeem such Fund Shares in cash, and the redeeming investor will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that each Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its Fund Shares based on the NAV of Fund Shares next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Trust’s brokerage and other transaction costs associated with the disposition of Fund Securities).

An Authorized Participant submitting a redemption request is deemed to represent to the Trust that it (or its client) (i) owns outright or has full legal authority and legal beneficial right to tender for redemption the requisite number of Fund Shares to be redeemed and can receive the entire proceeds of the redemption, and (ii) the Fund Shares to be redeemed have not been loaned or pledged to another party nor are they the subject of a repurchase agreement, securities lending agreement or such other arrangement which would preclude the delivery of such Fund Shares to the Trust. The Trust reserves the right to verify these representations at its discretion, but will typically require verification with respect to a redemption request from a Fund in connection with higher levels of redemption activity and/or short interest in a Fund. If the Authorized Participant, upon receipt of a verification request, does not provide sufficient verification of its representations as determined by the Trust, the redemption request will not be considered to have been received in proper form and may be rejected by the Trust.

Redemptions of Fund Shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and each Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular security included in the Fund Securities applicable to the redemption of Creation Units may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming investor of the Fund Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment. Further, an Authorized Participant that is not a “qualified institutional buyer,” (“QIB”) as such term is defined under Rule 144A of the Securities Act, will not be able to receive Fund Securities that are restricted securities eligible for resale under Rule 144A. An Authorized Participant may be required by the Trust to provide a written confirmation with respect to QIB status in order to receive Fund Securities.

The right of redemption may be suspended or the date of payment postponed with respect to each Fund (1) for any period during which the Exchange is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the Exchange is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the Fund Shares or determination of the NAV of the Fund Shares is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.

Required Early Acceptance of Orders. Notwithstanding the foregoing, as described in the Participant Agreement and the applicable order form, a Fund may require orders to be placed up to one or more Business Days prior to the trade date, as described in the Participant Agreement or the applicable order form, in order to receive the trade date’s net asset value. Orders to purchase Fund Shares that are submitted on the Business Day immediately preceding a holiday or a day (other than a weekend) that the equity markets in the relevant foreign market are closed will not be accepted. Authorized Participants may be notified that the cut-off time for an order may be earlier on a particular Business Day, as described in the Participant Agreement and the applicable order form.

Creation/Redemption Transaction Fee. A transaction fee, as set forth in the table below, is imposed for the transfer and other transaction costs associated with the purchase or redemption of Creation Units, as applicable. Authorized Participants will be required to pay a fixed creation transaction fee and/or a fixed redemption transaction fee, as applicable, on a given day regardless of the number of Creation Units created or redeemed on that day. Each Fund may adjust the transaction fee from time to time. An additional charge or a variable charge (discussed below) will be applied to certain creation and redemption transactions, including non-standard orders and whole or partial cash purchases or redemptions. With respect to creation orders, Authorized Participants are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust and with respect to redemption orders, Authorized Participants are responsible for the costs of transferring the Fund Securities from the Trust to their account or on their order. Investors who use the services of a broker or other such intermediary may also be charged a fee for such services.

Creation and Redemption Transaction Fees:

Fund	Transaction Fee*	Maximum Transaction Fee**
Aberdeen Standard Multi Factor US Equity ETF	$[__]	[__]%
Aberdeen Standard Multi Factor International Equity ETF	$[__]	[__]%
Aberdeen Standard Multi Factor Emerging Markets Equity ETF	$[__]	[__]%

*	From time to time, a Fund may waive all or a portion of its applicable transaction fee(s). An additional charge of up to three (3) times the standard transaction fee may be charged to the extent a transaction is outside of the clearing process.

**	In addition to the transaction fees listed above, a Fund may charge an additional variable fee for creations and redemptions in cash to offset brokerage and impact expenses associated with the cash transaction. The variable transaction fee will be calculated based on historical transaction cost data and the Advisor’s view of current market conditions; however, the actual variable fee charged for a given transaction may be lower or higher than the trading expenses incurred by a Fund with respect to that transaction.

Placement of Redemption Orders Using the Clearing Process. Orders to redeem Creation Unit Aggregations through the Clearing Process must be delivered through a Participating Party that has executed the Participant Agreement. Except as described herein, an order to redeem Creation Unit Aggregations using the Clearing Process is deemed received by the Trust on the Transmittal Date if: (i) such order is received by [_____] (in its capacity as Transfer Agent) not later than the Closing Time on such Transmittal Date, and (ii) all other procedures set forth in the Participant Agreement are properly followed. Such order will be effected based on the NAV of a Fund as next determined. The consideration for redemption of Creation Unit Aggregations of each Fund generally consists of (i) a designated portfolio of equity securities and other instruments that closely approximate the holdings of the Fund (the “Fund Securities”) and (ii) an amount of cash denominated in U.S. dollars (the “Cash Redemption Amount”) as described below. The requisite Fund Securities and the Cash Redemption Amount generally will be transferred by the second NSCC Business Day following the date on which such request for redemption is deemed received.

Placement of Redemption Orders Outside the Clearing Process. Orders to redeem Creation Unit Aggregations outside the Clearing Process must be delivered through a DTC Participant that has executed the Participant Agreement. An order to redeem Creation Unit Aggregations outside the Clearing Process is deemed received by the Trust on the Transmittal Date if: (i) such order is received by [_____] (in its capacity as Transfer Agent) not later than the Closing Time on such Transmittal Date; (ii) such order is accompanied or followed by the requisite number of shares of the Fund specified in such order, which delivery must be made through DTC to the Custodian no later than 2:30 p.m., Eastern time, on the contracted settlement date; and (iii) all other procedures set forth in the Participant Agreement are properly followed. After the Trust has deemed an order for redemption outside the Clearing Process received, the Trust will initiate procedures to transfer the requisite Fund Securities which are expected to be delivered within two Business Days and the Cash Redemption Amount to the Authorized Participant on behalf of the redeeming Beneficial Owner by the Settlement Date. In certain cases, Authorized Participants will redeem and create Creation Unit Aggregations of the same Fund on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis.

If the requisite number of shares of a Fund is not delivered on the Transmittal Date as described above, a Fund may reject or revoke acceptance of the redemption request because the Authorized Participant has not satisfied all of the settlement requirements.

The current procedures for collateralization of missing shares require, among other things, that any cash collateral shall be in the form of U.S. dollars in immediately available funds and shall be held by the Custodian and marked-to-market daily, and that the fees of the Custodian and any sub-custodians in respect of the delivery, maintenance and redelivery of the cash collateral shall be payable by the Authorized Participant. The Authorized Participant’s agreement will permit the Trust, on behalf of the Fund, to purchase the missing shares or acquire the Deposit Securities and the Cash Component underlying such shares at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Trust of purchasing such shares, Deposit Securities or Cash Component and the value of the collateral.

The calculation of the value of the Fund Securities and the Cash Redemption Amount to be delivered upon redemption will be made according to the procedures set forth under Determination of NAV computed on the Business Day on which a redemption order is deemed received by the Trust. Therefore, if a redemption order in proper form is submitted by a DTC Participant not later than the Closing Time on the Transmittal Date, and the requisite number of shares of the Fund are delivered prior to the DTC cut-off time, then the value of the Fund Securities and the Cash Redemption Amount to be delivered will be determined on such Transmittal Date. If, however, a redemption order is submitted by a DTC Participant not later than the Closing Time on the Transmittal Date but either (i) the requisite number of shares of the Fund are not delivered by the DTC cut-off-time on such Transmittal Date, or (ii) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date. In such case, the value of the Fund Securities and the Cash Redemption Amount to be delivered will be computed on the Business Day that such order is deemed received by the Trust on which the shares of the Fund are delivered through DTC by the DTC cut-off-time on such Business Day pursuant to a properly submitted redemption order.

A Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities but does not differ in NAV.

Redemptions of shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and the Funds (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Unit Aggregations for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular security included in the Fund Securities applicable to the redemption of a Creation Unit Aggregation may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming Beneficial Owner of the shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment.

Cash Redemptions. A Fund may pay out the proceeds of redemptions of Creation Unit Aggregations solely in cash or through any combination of cash or securities. In addition, an investor may request a redemption in cash that a Fund may, in its sole discretion, permit. In either case, the “Cash Component” is an amount equal to the difference between the net asset value of the Shares (per Creation Unit) and the market value of the equivalent portfolio securities or the equivalent cash amount, as applicable. If the Cash Component is a negative number (i.e., the net asset value per Creation Unit exceeds the market value of the portfolio Securities or Cash amount, as applicable), the Cash Component shall be such negative amount and the redeemer will owe the fund the equivalent amount. If the Cash Component is a positive number (i.e., the net asset value per Creation Unit is more than the market value of the Securities or Deposit Cash, as applicable), the Cash Component shall be such positive amount and the creator will be entitled to receive cash in an amount equal to the Cash Component. The Cash Component serves the function of compensating for any differences between the net asset value per Creation Unit and the market value of the Deposit Securities or Deposit Cash, as applicable. The investor will receive a cash payment equal to the NAV of its shares based on the NAV of shares of the Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Trust’s brokerage and other transaction costs associated with the disposition of Fund Securities). Proceeds will be paid to the Authorized Participant redeeming shares on behalf of the redeeming investor as soon as practicable after the date of redemption. If the Authorized Participant acts as a broker for a Fund in connection with the sale of Fund Securities, the Authorized Participant will also be required to pay certain brokerage commissions, taxes, and transaction and market impact costs as discussed under the heading “Brokerage Transactions” herein.

Redemptions of shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and each Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Unit Aggregations for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws.

In-Kind Redemptions. The ability of the Trust to effect in-kind creations and redemptions is subject, among other things, to the condition that, within the time period from the date of the order to the date of delivery of the securities, there are no days that are holidays in the applicable foreign market. For every occurrence of one or more intervening holidays in the applicable foreign market that are not holidays observed in the U.S. equity market, the redemption settlement cycle may be extended by the number of such intervening holidays. In addition to holidays, other unforeseeable closings in a foreign market due to emergencies may also prevent the Trust from delivering securities within the normal settlement period. The Funds will not suspend or postpone redemption beyond seven days, except as permitted under Section 22(e) of the 1940 Act. Section 22(e) provides that the right of redemption may be suspended or the date of payment postponed with respect to a Fund (1) for any period during which the Listing Exchange is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the Listing Exchange is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the shares of the Fund’s portfolio securities or determination of its net asset value is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.

TAXES

The following is a summary of certain federal income tax considerations generally affecting the Funds and their shareholders that supplements the discussion in the Prospectus. No attempt is made to present a comprehensive explanation of the federal, state, local or foreign tax treatment of the Funds or their shareholders, and the discussion here and in the Prospectus is not intended to be a substitute for careful tax planning.

The following general discussion of certain federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

The Tax Cuts and Jobs Act (the “Tax Act”) made significant changes to the U.S. federal income tax rules for taxation of individuals and corporations, generally effective for taxable years beginning after December 31, 2017. Many of the changes applicable to individuals are temporary and only apply to taxable years beginning after December 31, 2017 and before January 1, 2026. There are only minor changes with respect to the specific rules applicable to RICs, such as the Funds. The Tax Act, however, makes numerous other changes to the tax rules that may affect shareholders and the Funds. You are urged to consult with your own tax advisor regarding how the Tax Act affects your investment in the Funds.

Shareholders are urged to consult their own tax advisors regarding the application of the provisions of tax law described in this SAI in light of the particular tax situations of the shareholders and regarding specific questions as to federal, state, or local taxes.

REGULATED INVESTMENT COMPANY (RIC) STATUS

Each Fund intends to qualify and elects to be treated as a RIC under the Code. By following such a policy, each Fund expects to eliminate or reduce to a nominal amount the federal taxes to which it may be subject. A Fund that qualifies as a RIC will generally not be subject to federal income taxes on the net investment income and net realized capital gains that the Fund timely distributes to its shareholders. The Board reserves the right not to maintain the qualification of a Fund as a RIC if it determines such course of action to be beneficial to shareholders.

In order to qualify as a RIC under the Code, each Fund must distribute annually to its shareholders at least an amount equal to the sum of 90% of the Fund’s net investment company taxable income for such year (including, for this purpose, dividends, taxable interest, and the excess of net short-term capital gains over net long-term capital losses, less operating expenses), computed without regard to the dividends-paid deduction, and 90% of its net tax-exempt interest income for such year, if any (the “Distribution Requirement”) and also must meet certain additional requirements. One of these additional requirements for RIC qualification is that a Fund must receive at least 90% of the its gross income each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to the Fund’s business of investing in such stock, securities, foreign currencies and net income from interests in qualified publicly traded partnerships (the “Qualifying Income Test”). A second requirement for qualification as a RIC is that a Fund must diversify its holdings so that, at the end of each quarter of a Fund’s taxable year: (a) at least 50% of the market value of such Fund’s total assets is represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities, with these other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of such Fund’s total assets or 10% of the outstanding voting securities of such issuer, including the equity securities of a qualified publicly traded partnership; and (b) not more than 25% of the value of its total assets is invested, including through corporations in which a Fund owns a 20% or more voting stock interest, in the securities (other than U.S. government securities or securities of other RICs) of any one issuer or the securities (other than the securities of another RIC) of two or more issuers that such Fund controls and which are engaged in the same or similar trades or businesses or related trades or businesses, or the securities of one or more qualified publicly traded partnerships (the “Asset Test”).

If a Fund fails to satisfy the Qualifying Income Test or the Asset Test, the Fund may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. Additionally, relief is provided for certain de minimis failures of the Asset Test where a Fund corrects the failure within a specified period of time. In order to be eligible for the relief provisions with respect to a failure to meet the Asset Test, a Fund may be required to dispose of certain assets. If these relief provisions are not available to a Fund and it fails to qualify for treatment as a RIC for a taxable year, all of its taxable income would be subject to tax at the regular corporate income tax rate (which the Tax Act has reduced to 21%) without any deduction for distributions to shareholders, and its distributions (including capital gains distributions) generally would be taxable as ordinary income dividends to its shareholders, subject to the dividends-received deduction for corporate shareholders and the lower tax rates on qualified dividend income received by non-corporate shareholders. In addition, a Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying as a RIC. If a Fund determines that it will not qualify for treatment as a RIC, the Fund will establish procedures to reflect the anticipated tax liability in the Fund’s NAV.

Each Fund intends to distribute annually to its shareholders substantially all of its investment company taxable income (computed without regard to the dividends-paid deduction) and any realized net capital gain (after taking into account any capital loss carryovers). If a Fund failed to satisfy the Distribution Requirement for any taxable year, the Fund would be taxed as a regular corporation, with consequences generally similar to those described above. If a Fund meets the Distribution Requirement but retains some or all of its income or gains, it will be subject to federal income tax to the extent any such income or gains are not distributed.

Excise Tax

Notwithstanding the Distribution Requirement described above, each Fund will be subject to a nondeductible 4% federal excise tax on certain undistributed income if it does not distribute (and is not deemed to distribute) to its shareholders in each calendar year an amount at least equal to 98% of its ordinary income for the calendar year plus 98.2% of its capital gain net income for the twelve months ended October 31 of that year, subject to an increase for any shortfall in the prior year’s distribution. For this purpose, any ordinary income or capital gain net income retained by a Fund and subject to corporate income tax will be considered to have been distributed. The Funds intend to declare and distribute dividends and distributions in amounts and at times necessary to avoid the application of this 4% excise tax, but can make no assurances that such tax liability will be completely eliminated. A Fund may in certain circumstances be required to liquidate Fund investments in order to make sufficient distributions to avoid federal excise tax liability at a time when the investment advisor might not otherwise have chosen to do so, and liquidation of investments in such circumstances may affect the ability of a Fund to satisfy the requirement for qualification as a RIC.

A Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining such Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year in characterizing Fund distributions for any calendar year. A “qualified late year loss” generally includes net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year (commonly referred to as “post-October losses”) and certain other late-year losses.

Capital losses in excess of capital gains (“net capital losses”) are not permitted to be deducted against a RIC’s net investment income. Instead, for U.S. federal income tax purposes, potentially subject to certain limitations, a RIC may carry net capital losses from any taxable year forward to offset capital gains in future years. Each Fund is permitted to carry net capital losses forward indefinitely. To the extent subsequent capital gains are offset by such losses, they will not result in U.S. federal income tax liability to the applicable Fund and may not be distributed as capital gains to shareholders. Generally, a Fund may not carry forward any losses other than net capital losses. The carryover of capital losses may be limited under the general loss limitation rules if a Fund experiences an ownership change as defined in the Code.

TAXATION OF SHAREHOLDERS

Subject to certain limitations and requirements, dividends reported by a Fund as qualified dividend income will be taxable to non-corporate shareholders at rates of up to 20%. In general, dividends may be reported by a Fund as qualified dividend income if they are paid from dividends received by such Fund on common and preferred stock of U.S. corporations or on stock of certain eligible foreign corporations, provided that certain holding period and other requirements are met by the Fund with respect to the dividend-paying stocks in its portfolio. Subject to certain limitations, eligible foreign corporations include those incorporated in possessions of the United States or in certain countries with comprehensive tax treaties with the United States, and other foreign corporations if the stock with respect to which the dividends are paid is readily tradable on an established securities market in the United States. A dividend will not be treated as qualified dividend income to the extent that: (i) the shareholder has not held the shares on which the dividend was paid for more than 60 days during the 121-day period that begins on the date that is 60 days before the date on which the shares become “ex-dividend” (which is the day on which declared distributions (dividends or capital gains) are deducted from a Fund’s assets before it calculates the net asset value) with respect to such dividend, (ii) a Fund has not satisfied similar holding period requirements with respect to the securities it holds that paid the dividends distributed to the shareholder), (iii) the shareholder is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to substantially similar or related property, or (iv) the shareholder elects to treat such dividend as investment income under section 163(d)(4)(B) of the Code. Therefore, if you lend your shares in a Fund, such as pursuant to a securities lending arrangement, you may lose the ability to treat dividends (paid while the shares are held by the borrower) as qualified dividend income. Distributions that the Funds receive from an ETF or an underlying fund taxable as a RIC will be treated as qualified dividend income only to the extent so reported by such ETF or underlying fund.

The Funds’ trading strategies and investments in their wholly-owned Subsidiaries may significantly limit their ability to distribute dividends eligible for treatment as qualified dividend income.

A Fund’s participation in loans of securities may affect the amount, timing, and character of distributions to the Fund’s shareholders. If a Fund participates in a securities lending transaction and receives a payment in lieu of dividends (a “substitute payment”) with respect to securities on loan in a securities lending transaction, such income generally will not constitute qualified dividend income. In addition, dividends attributable to such income will not be eligible for taxation at the rates applicable to qualified dividend income for individual shareholders.

Although dividends generally will be treated as distributed when paid, any dividend declared by a Fund in October, November or December and payable to shareholders of record in such a month that is paid during the following January will be treated for U.S. federal income tax purposes as received by shareholders on December 31 of the calendar year in which it was declared.

If a Fund’s distributions exceed its current and accumulated earnings and profits, all or a portion of the distributions made in the taxable year may be treated as a return of capital to shareholders. A return of capital distribution generally will not be taxable but will reduce the shareholder’s cost basis and result in a higher capital gain or lower capital loss when the Shares on which the distribution was received are sold. After a shareholder’s basis in the Shares has been reduced to zero, distributions in excess of earnings and profits will be treated as gain from the sale of the shareholder’s Shares.

A Fund’s shareholders will be notified annually by each Fund (or their broker) as to the federal tax status of all distributions made by such Fund. Distributions may be subject to state and local taxes. Shareholders who have not held Fund Shares for a full year should be aware that a Fund may report and distribute to a shareholder, as ordinary dividends or capital gain dividends, a percentage of income that is not equal to the percentage of such Fund’s ordinary income or net capital gain, respectively, actually earned during the shareholder’s period of investment in the Fund.

A taxable shareholder may wish to avoid investing in a Fund shortly before a dividend or other distribution, because the distribution will generally be taxable even though it may economically represent a return of a portion of the shareholder’s investment.

Shareholders who have not held Shares of a Fund for a full year should be aware that the Fund may report and distribute to a shareholder, as ordinary dividends or capital gain dividends, a percentage of income that is not equal to the percentage of the Fund’s ordinary income or net capital gain, respectively, actually earned during the shareholder’s period of investment in the Fund.

Sales, Exchanges or Redemptions of Shares

A sale of Shares or redemption of Creation Units in a Fund may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of Shares will be treated as capital gain or loss if the Shares are capital assets in the shareholder’s hands, and will be long-term capital gain or loss if the Shares have been held for more than 12 months, and short-term capital gain or loss if the Shares are held for 12 months or less. Any loss realized upon a taxable disposition of Shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any amounts treated as distributions to the shareholder of long-term capital gain with respect to the Shares (including any amounts credited to the shareholder as undistributed capital gains). All or a portion of any loss realized upon a taxable disposition of Shares of a Fund will be disallowed if substantially identical Shares of the Fund are purchased (through reinvestment of dividends or otherwise) within 30 days before or after the disposition. In such a case, the basis of the newly purchased Shares will be adjusted to reflect the disallowed loss.

An Authorized Participant who exchanges securities for Creation Units generally will recognize gain or loss from the exchange. The gain or loss will be equal to the difference between the market value of the Creation Units at the time of the exchange and the sum of the exchanger’s aggregate basis in the securities surrendered plus the amount of cash paid for such Creation Units. The ability of Authorized Participants to receive a full or partial cash redemption of Creation Units of the Funds may limit the tax efficiency of the Funds A person who redeems Creation Units will generally recognize a gain or loss equal to the difference between the sum of the aggregate market value of any securities received plus the amount of any cash received for such Creation Units and the exchanger’s basis in the Creation Units. The Internal Revenue Service (“IRS”), however, may assert that an Authorized Participant may not be permitted to currently deduct losses realized upon an exchange of securities for Creation Units under the rules governing “wash sales” (for an Authorized Participant that does not mark-to-market its holdings), or on the basis that there has been no significant change in economic position.

Any gain or loss realized upon the creation of Creation Units will generally be treated as long-term capital gain or loss if the securities exchanged for such Creation Units have been held for more than one year (and were held as capital assets in the hands of the exchanging Authorized Participant). Any capital gain or loss realized upon the redemption of Creation Units will generally be treated as long-term capital gain or loss if the Shares comprising the Creation Units have been held for more than one year. Otherwise, such capital gains or losses will be treated as short-term capital gains or losses.

The Trust on behalf of each Fund has the right to reject an order for a purchase of Shares of a Fund if the purchaser (or group of purchasers) would, upon obtaining the Shares so ordered, own 80% or more of the outstanding Shares of that Fund and if, pursuant to Section 351 of the Code, that Fund would have a basis in the securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial Share ownership for purposes of the 80% determination. If a Fund does issue Creation Units to a purchaser (or group of purchasers) that would, upon obtaining the Shares so ordered, own 80% or more of the outstanding Shares of the Fund, the purchaser (or a group of purchasers) may not recognize gain or loss upon the exchange of securities for Creation Units.

Persons purchasing or redeeming Creation Units should consult their own tax advisors with respect to the tax treatment of any creation or redemption transaction and whether the wash sales rule applies and when a loss may be deductible.

Cost Basis Reporting

The cost basis of Shares acquired by purchase will generally be based on the amount paid for the Shares and then may be subsequently adjusted for other applicable transactions as required by the Code. The difference between the selling price and the cost basis of Shares generally determines the amount of the capital gain or loss realized on the sale or exchange of Shares. Contact the broker through whom you purchased your Shares to obtain information with respect to the available cost basis reporting methods and elections for your account.

Medicare Tax

U.S. individuals with adjusted gross income (subject to certain adjustments) exceeding certain threshold amounts ($250,000 if married and filing jointly or if considered a “surviving spouse” for federal income tax purposes, $125,000 if married filing separately, and $200,000 in other cases) are subject to a 3.8% Medicare contribution tax on all or a portion of their “net investment income.” This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders that are estates and trusts. For these purposes, interest, dividends and certain capital gains (including capital gain distributions and capital gains realized on the sale of Shares of a Fund or the redemption of Creation Units), among other categories of income, are generally taken into account in computing a shareholder’s net investment income.

TAXATION OF FUND INVESTMENTS

Certain of the Funds’ investments may be subject to complex provisions of the Code (including provisions relating to hedging transactions, straddles, integrated transactions, foreign currency contracts, forward foreign currency contracts, and notional principal contracts) that, among other things, may affect a Fund’s ability to qualify as a RIC, affect the character of gains and losses realized by the Funds (e.g., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Funds and defer losses and, in limited cases, subject the Funds to U.S. federal income tax on income from their foreign securities. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also may require the Funds to mark to market certain types of positions in their portfolios (i.e., treat them as if they were closed out) which may cause the Funds to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the RIC Distribution Requirement and for avoiding excise taxes. Accordingly, in order to avoid certain income and excise taxes, a Fund may be required to liquidate its investments at a time when the investment advisor might not otherwise have chosen to do so. The Funds intend to monitor their transactions, intend to make appropriate tax elections, and intend to make appropriate entries in their books and records in order to mitigate the effect of these rules and preserve their qualification for treatment as RICs.

In particular, the Funds’ investments in derivatives may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income and loss or capital gain and loss or whether capital gains and losses are long-term or short-term in nature, accelerate the recognition of income to the Fund and/or defer the Fund’s ability to recognize losses. In turn, those rules may affect the amount, timing or character of the income distributed by a Fund. Certain derivative investment by the Funds, such as exchange-traded products and over-the-counter derivatives may not produce qualifying income for purposes of the “Qualifying Income Test” described above, which must be met in order for a Fund to maintain its status as a RIC under the Code. In addition, the determination of the value and the identity of the issuer of such derivative investments are often unclear for purposes of the “Asset Test” described above. The Funds intend to carefully monitor such investments to ensure that any non-qualifying income does not exceed permissible limits and to ensure that they are adequately diversified under the Asset Test. The Funds, however, may not be able to accurately predict the non-qualifying income from these investments and there are no assurances that the IRS will agree with the Funds’ determination under the “Asset Test” with respect to such derivatives.

Each Fund is required for federal income tax purposes to mark-to-market and recognize as income for each taxable year its net unrealized gains and losses on certain futures contracts as of the end of the year as well as those actually realized during the year. Gain or loss from futures and options contracts on broad-based indexes required to be marked to market will be 60% long-term and 40% short-term capital gain or loss. Application of this rule may alter the timing and character of distributions to shareholders. A Fund may be required to defer the recognition of losses on futures contracts, options contracts and swaps to the extent of any unrecognized gains on offsetting positions held by the Fund. These provisions may also require the Funds to mark-to-market certain types of positions in their portfolios (i.e., treat them as if they were closed out), which may cause a Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the Distribution Requirement and for avoiding the excise tax discussed above.

If a Fund invests in certain zero coupon securities or any other securities that are sold at original issue discount and thus do not make periodic cash interest payments, the Fund will be required to include as part of its current income the imputed interest on such obligations even though the Fund has not received any interest payments on such obligations during that period. However, each Fund must distribute to its shareholders, at least annually, all or substantially all of its investment company taxable income (determined without regard to the deduction for dividends paid), including such accrued income, to qualify for treatment as a RIC under the Code and avoid U.S. federal income and excise taxes. Therefore, a Fund may have to dispose of its portfolio securities, potentially under disadvantageous circumstances, to generate cash, or may have to borrow cash, to satisfy distribution requirements. Such a disposition of securities may potentially result in additional taxable gain or loss to a Fund and may affect the amount and timing of distributions from such Fund.

Any market discount recognized on a bond is taxable as ordinary income. A market discount bond is a bond acquired in the secondary market at a price below redemption value or adjusted issue price if issued with original issue discount. Absent an election by a Fund to include the market discount in income as it accrues, gain on the Fund’s disposition of such an obligation will be treated as ordinary income rather than capital gain to the extent of the accrued market discount.

Foreign Investments

If a Fund acquires any equity interest in certain foreign investment entities (i) that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties, or capital gains) or (ii) where at least 50% of the corporation’s assets (computed based on average fair market value) either produce or are held for the production of passive income (“passive foreign investment companies” or “PFICs”), the Fund will generally be subject to one of the following special tax regimes: (i) the Fund may be liable for U.S. federal income tax, and an additional interest charge, on a portion of any “excess distribution” from such foreign entity or any gain from the disposition of such shares, even if the entire distribution or gain is paid out by the Fund as a dividend to its shareholders; (ii) if the Fund were able and elected to treat a PFIC as a “qualified electing fund” or “QEF,” the Fund would be required each year to include in income, and distribute to shareholders in accordance with the distribution requirements set forth above, the Fund’s pro rata share of the ordinary earnings and net capital gains of the PFIC, whether or not such earnings or gains are distributed to the Fund; or (iii) the Fund may be entitled to mark-to-market annually shares of the PFIC, and in such event would be required to distribute to shareholders any such mark-to-market gains in accordance with the distribution requirements set forth above. Each Fund intends to make the appropriate tax elections, if possible, and take any additional steps that are necessary to mitigate the effect of these rules. A Fund may limit and/or manage its holdings in passive foreign investment companies to limit its tax liability or maximize its return from these investments.

A Fund may be subject to withholding and other taxes imposed by foreign countries, including taxes on interest, dividends and capital gains with respect to any investments in those countries. Any such taxes would, if imposed, reduce the yield on or return from those investments. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes in some cases. The Funds do not expect to satisfy the requirements for passing through to their shareholders any share of foreign taxes paid by the Funds, with the result that shareholders will not include such taxes in their gross incomes and will not be entitled to a tax deduction or credit for any such taxes on their own tax returns.

FOREIGN SHAREHOLDERS

Any foreign shareholders in the Funds may be subject to U.S. withholding and estate tax and are encouraged to consult their tax advisors prior to investing in the Funds. Foreign shareholders (i.e., nonresident alien individuals and foreign corporations, partnerships, trusts and estates) are generally subject to U.S. withholding tax at the rate of 30% (or a lower tax treaty rate) on distributions derived from taxable ordinary income. A Fund may, under certain circumstances, report all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend,” which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met. Short-term capital gain dividends received by a nonresident alien individual who is present in the U.S. for a period or periods aggregating 183 days or more during the taxable year are not exempt from this 30% withholding tax. Gains realized by foreign shareholders from the sale or other disposition of shares of a Fund generally are not subject to U.S. taxation, unless the recipient is an individual who is physically present in the U.S. for 183 days or more per year. Foreign shareholders who fail to provide an applicable IRS form may be subject to backup withholding on certain payments from a Fund. Backup withholding will not be applied to payments that are subject to the 30% (or lower applicable treaty rate) withholding tax described in this paragraph. Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the United States. In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above.

Unless certain non-U.S. entities that hold Fund Shares comply with IRS requirements that generally require them to report information regarding U.S. persons investing in, or holding accounts with, such entities, a 30% withholding tax may apply to Fund distributions payable to such entities. A non-U.S. shareholder may be exempt from the withholding described in this paragraph under an applicable intergovernmental agreement between the U.S. and a foreign government, provided that the shareholder and the applicable foreign government comply with the terms of the agreement.

OTHER ISSUES

Backup Withholding

A Fund (or financial intermediaries, such as brokers, through which a shareholder holds Shares) generally is required to withhold and to remit to the U.S. Treasury a percentage of the taxable distributions and sale or redemption proceeds paid to any shareholder who fails to properly furnish a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify that he, she or it is not subject to such withholding. The backup withholding tax rate is 24%. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS.

Certain Potential Tax Reporting Requirements

Under U.S. Treasury regulations, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (or certain greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on IRS Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance shareholders of a RIC are not excepted. A shareholder who fails to make the required disclosure to the IRS may be subject to substantial penalties. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

State and Local Taxes

A Fund may be subject to tax or taxes in certain states where the Fund does business. Furthermore, in those states which have income tax laws, the tax treatment of a Fund and of Fund shareholders with respect to distributions by the Fund may differ from federal tax treatment.

General Considerations

The federal income tax discussion set forth above is for general information only. Prospective investors should consult their tax advisors regarding the specific federal income tax consequences of purchasing, holding and disposing of Shares of a Fund, as well as the effect of state, local and foreign tax law and any proposed tax law changes.

DETERMINATION OF NAV

The NAV of each Fund’s shares is calculated each day the national securities exchanges are open for trading as of the close of regular trading on the Listing Exchange, generally 4:00 p.m. New York time (the “NAV Calculation Time”). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

In calculating each Fund’s NAV, Fund investments generally are valued using market valuations. Short-term debt securities with remaining maturities of sixty (60) days or less generally are valued on the basis of amortized cost, which approximates fair value. U.S. fixed income assets may be valued as of the announced closing time for such securities on any day that the Securities Industry and Financial Markets Association announces an early closing time. The values of any assets or liabilities of a Fund that are denominated in a currency other than the U.S. dollar are converted into U.S. dollars using an exchange rate deemed appropriate by the Fund.

Investments in futures are valued at market value, which is generally determined using the last reported official closing price or last trading price on the exchange or market on which the futures contract is primarily traded at the time of valuation. Generally, trading in futures, U.S. government securities (such as U.S. Treasury securities), money market instruments and certain fixed-income securities is substantially completed each day at various times prior to the NAV Calculation Time. The values of such securities used in computing the NAV of a Fund are, unless fair valued, determined as of such times.

In certain instances, such as when reliable market valuations are not readily available or are not deemed to reflect current market values, the Fund’s investments will be valued in accordance with the Fund’s pricing policy and procedures. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before the Fund’s next NAV Calculation Time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). Price movements in U.S. markets that are deemed to affect the value of foreign securities, or reflect changes to the value of such securities, also may cause securities to be “fair valued.”

When fair-value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fund shares are purchased or sold on a national securities exchange at market prices, which may be higher or lower than NAV. No secondary sales will be made to brokers or dealers at a concession by the Distributor or by the Fund. Purchases and sales of shares in the secondary market, which will not involve the Fund, will be subject to customary brokerage commissions and charges. Transactions in Fund shares will be priced at NAV only if you purchase or redeem shares directly from a Fund in Creation Units.

DIVIDENDS AND DISTRIBUTIONS

The Fund pays out dividends and distributes its net capital gains, if any, to shareholders at least annually.

The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of a Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income.

FINANCIAL STATEMENTS

Financial Statements and Annual Reports will be available after each Fund has completed a fiscal year of operations. Once produced, you can obtain a copy of the financial statements contained in a Fund’s Annual or Semi-Annual Report by calling 1-844-383-7289, visiting www.aberdeenstandardetfs.us, or writing to Aberdeen Standard Investments ETFs, c/o ALPS Distributors, Inc., 1290 Broadway, Suite 1100, Denver, Colorado 80203.

MISCELLANEOUS INFORMATION

Counsel. Morgan, Lewis & Bockius LLP, with offices located at 1111 Pennsylvania Avenue, NW, Washington, DC 20004, serves as legal counsel to the Trust.

Independent Registered Public Accounting Firm. [_______], with offices located at [_________], serves as the independent registered public accounting firm to the Trust.

Appendix A – Proxy Voting Policies

United States

Proxy Voting Guidelines

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U.S. Proxy Voting Guidelines

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Distribution Agreements	70
Master-Feeder Structure	70
Mergers	70
SHAREHOLDER PROPOSALS FOR MUTUAL FUNDS	70
Establish Director Ownership Requirement	70
Reimburse Shareholder for Expenses Incurred	70
Terminate the Investment Advisor	70

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COVERAGE

The U.S. research team provides proxy analyses and voting recommendations for common shareholder meetings of publicly - traded U.S. - incorporated companies that are held in our institutional investor clients' portfolios and includes all S&P 1500 and Russell 3000 companies that are considered U.S. Domestic Issuers by the SEC. Coverage generally includes corporate actions for common equity holders, such as written consents and bankruptcies. ISS’ U.S. coverage includes investment companies (including open-end funds, closed-end funds, exchange-traded funds, and unit investment trusts), limited partnerships (“LPs”), master limited partnerships (“MLPs”), limited liability companies (“LLCs”), and business development companies. ISS reviews its universe of coverage on an annual basis, and the coverage is subject to change based on client need and industry trends.

The U.S. research team also produces, for subscribing clients, research and recommendations for fixed income meetings, and meetings of certain preferred securities, including Auction Rate Preferred Securities (“ARPS”) and Variable Rate Municipal Term Preferred securities (“VMTPs”).

Foreign-incorporated companies

In addition to U.S. - incorporated companies, U.S. policies are applied to certain foreign-incorporated company analyses. Like the SEC, ISS distinguishes two types of companies that list but are not incorporated in the U.S.:

›	U.S. Domestic Issuers – which have a majority of outstanding shares held in the U.S. and meet other criteria, as determined by the SEC, and are subject to the same disclosure and listing standards as U.S. incorporated companies – are generally covered under standard U.S. policy guidelines.

›	Foreign Private Issuers (FPIs) – which do not meet the Domestic Issuer criteria and are exempt from most disclosure requirements (e.g., they do not file DEF14A reports) and listing standards (e.g., for required levels of board and committee independence) – are covered under a combination of policy guidelines:

›	FPI Guidelines (see the Americas Regional Proxy Voting Guidelines), which apply certain minimum independence and disclosure standards in the evaluation of key proxy ballot items, such as the election of directors and approval of financial reports; and

›	For other issues, guidelines for the market that is responsible for, or most relevant to, the item on the ballot.

In all cases – including with respect to other companies with cross-market features that may lead to ballot items related to multiple markets – items that are on the ballot solely due to the requirements of another market (listing, incorporation, or national code) may be evaluated under the policy of the relevant market, regardless of the “assigned” market coverage.

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U.S. Proxy Voting Guidelines

1.	BOARD OF DIRECTORS

Voting on Director Nominees in Uncontested Elections

Four fundamental principles apply when determining votes on director nominees:

Independence: Boards should be sufficiently independent from management (and significant shareholders) to ensure that they are able and motivated to effectively supervise management's performance for the benefit of all shareholders, including in setting and monitoring the execution of corporate strategy, with appropriate use of shareholder capital, and in setting and monitoring executive compensation programs that support that strategy. The chair of the board should ideally be an independent director, and all boards should have an independent leadership position or a similar role in order to help provide appropriate counterbalance to executive management, as well as having sufficiently independent committees that focus on key governance concerns such as audit, compensation, and nomination of directors.

Composition: Companies should ensure that directors add value to the board through their specific skills and expertise and by having sufficient time and commitment to serve effectively. Boards should be of a size appropriate to accommodate diversity, expertise, and independence, while ensuring active and collaborative participation by all members. Boards should be sufficiently diverse to ensure consideration of a wide range of perspectives.

Responsiveness: Directors should respond to investor input, such as that expressed through significant opposition to management proposals, significant support for shareholder proposals (whether binding or non-binding), and tender offers where a majority of shares are tendered.

Accountability: Boards should be sufficiently accountable to shareholders, including through transparency of the company's governance practices and regular board elections, by the provision of sufficient information for shareholders to be able to assess directors and board composition, and through the ability of shareholders to remove directors.

General Recommendation: Generally vote for director nominees, except under the following circumstances:

Independence

Vote against1 or withhold from non-independent directors (Executive Directors and Non-Independent Non-Executive Directors per ISS’ Classification of Directors) when:

›	Independent directors comprise 50 percent or less of the board;

›	The non-independent director serves on the audit, compensation, or nominating committee;

›	The company lacks an audit, compensation, or nominating committee so that the full board functions as that committee; or

›	The company lacks a formal nominating committee, even if the board attests that the independent directors fulfill the functions of such a committee.

1 In general, companies with a plurality vote standard use “Withhold” as the contrary vote option in director elections; companies with a majority vote standard use “Against”. However, it will vary by company and the proxy must be checked to determine the valid contrary vote option for the particular company.

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ISS Classification of Directors – U.S.

1.	Executive Director

1.1.	Current employee or current officer[1] of the company or one of its affiliates[2].

2.	Non-Independent Non-Executive Director

Board Identification

2.1.	Director identified as not independent by the board.

Controlling/Significant Shareholder

2.2.	Beneficial owner of more than 50 percent of the company's voting power (this may be aggregated if voting power is distributed among more than one member of a group).

Former CEO/Interim Officer

2.3.	Former CEO of the company. [3,4]

2.4.	Former CEO of an acquired company within the past five years.[4]

2.5.	Former interim officer if the service was longer than 18 months. If the service was between 12 and 18 months an assessment of the interim officer’s employment agreement will be made.[5]

Non-CEO Executives

2.6.	Former officer[1] of the company, an affiliate[2], or an acquired firm within the past five years.

2.7.	Officer[1] of a former parent or predecessor firm at the time the company was sold or split off from the parent/predecessor within the past five years.

2.8.	Officer[1], former officer, or general or limited partner of a joint venture or partnership with the company.

Family Members

2.9.	Immediate family member[6] of a current or former officer[1] of the company or its affiliates[2] within the last five years.

2.10.	Immediate family member[6] of a current employee of company or its affiliates[2] where additional factors raise concern (which may include, but are not limited to, the following: a director related to numerous employees; the company or its affiliates employ relatives of numerous board members; or a non- Section 16 officer in a key strategic role).

Transactional, Professional, Financial, and Charitable Relationships

2.11.	Currently provides (or an immediate family member[6] provides) professional services[7] to the company, to an affiliate[2] of the company or an individual officer of the company or one of its affiliates in excess of $10,000 per year.

2.12.	Is (or an immediate family member[6] is) a partner in, or a controlling shareholder or an employee of, an organization which provides professional services[7] to the company, to an affiliate[2] of the company, or an individual officer of the company or one of its affiliates in excess of $10,000 per year.

2.13.	Has (or an immediate family member[6] has) any material transactional relationship8 with the company or its affiliates[2] (excluding investments in the company through a private placement).

2.14.	Is (or an immediate family member[6] is) a partner in, or a controlling shareholder or an executive officer of, an organization which has any material transactional relationship[8] with the company or its affiliates[2] (excluding investments in the company through a private placement).

2.15.	Is (or an immediate family member[6] is) a trustee, director, or employee of a charitable or non-profit organization that receives material grants or endowments[8] from the company or its affiliates2.

Other Relationships

2.16.	Party to a voting agreement[9] to vote in line with management on proposals being brought to shareholder vote.

2.17.	Has (or an immediate family member[6] has) an interlocking relationship as defined by the SEC involving members of the board of directors or its Compensation Committee.10

2.18.	Founder[11] of the company but not currently an employee.

2.19.	Any material[12] relationship with the company.

3.	Independent Director

3.1.	No material[12] connection to the company other than a board seat.

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Footnotes:

1.  The definition of officer will generally follow that of a “Section 16 officer” (officers subject to Section 16 of the Securities and Exchange Act of 1934) and includes the chief executive, operating, financial, legal, technology, and accounting officers of a company (including the president, treasurer, secretary, controller, or any vice president in charge of a principal business unit, division, or policy function). Current interim officers are included in this category. For private companies, the equivalent positions are applicable. A non-employee director serving as an officer due to statutory requirements (e.g. corporate secretary) will generally be classified as a Non-Independent Non-Executive Director under 2.19: “Any material relationship with the company.” However, if the company provides explicit disclosure that the director is not receiving additional compensation exceeding $10,000 per year for serving in that capacity, then the director will be classified as an Independent Director.

2. “Affiliate” includes a subsidiary, sibling company, or parent company. ISS uses 50 percent control ownership by the parent company as the standard for applying its affiliate designation.

3. Includes any former CEO of the company prior to the company’s initial public offering (IPO).

4.  When there is a former CEO of a special purpose acquisition company (SPAC) serving on the board of an acquired company, ISS will generally classify such directors as independent unless determined otherwise taking into account the following factors: the applicable listing standards determination of such director’s independence; any operating ties to the firm; and the existence of any other conflicting relationships or related party transactions.

5. ISS will look at the terms of the interim officer’s employment contract to determine if it contains severance pay, long-term health and pension benefits, or other such standard provisions typically contained in contracts of permanent, non-temporary CEOs. ISS will also consider if a formal search process was under way for a full-time officer at the time.

6. “Immediate family member” follows the SEC’s definition of such and covers spouses, parents, children, step-parents, step- children, siblings, in-laws, and any person (other than a tenant or employee) sharing the household of any director, nominee for director, executive officer, or significant shareholder of the company.

7.  Professional services can be characterized as advisory in nature, generally involve access to sensitive company information or to strategic decision-making, and typically have a commission- or fee-based payment structure. Professional services generally include but are not limited to the following: investment banking/financial advisory services, commercial banking (beyond deposit services), investment services, insurance services, accounting/audit services, consulting services, marketing services, legal services, property management services, realtor services, lobbying services, executive search services, and IT consulting services. The following would generally be considered transactional relationships and not professional services: deposit services, IT tech support services, educational services, and construction services. The case of participation in a banking syndicate by a non-lead bank should be considered a transactional (and hence subject to the associated materiality test) rather than a professional relationship. “Of Counsel” relationships are only considered immaterial if the individual does not receive any form of compensation (in excess of $10,000 per year) from, or is a retired partner of, the firm providing the professional service. The case of a company providing a professional service to one of its directors or to an entity with which one of its directors is affiliated, will be considered a transactional rather than a professional relationship. Insurance services and marketing services are assumed to be professional services unless the company explains why such services are not advisory.

8.  A material transactional relationship, including grants to non-profit organizations, exists if the company makes annual payments to, or receives annual payments from, another entity, exceeding the greater of: $200,000 or 5 percent of the recipient’s gross revenues, for a company that follows NASDAQ listing standards; or the greater of $1,000,000 or 2 percent of the recipient’s gross revenues, for a company that follows NYSE listing standards. For a company that follows neither of the preceding standards, ISS will apply the NASDAQ-based materiality test. (The recipient is the party receiving the financial proceeds from the transaction).

9.  Dissident directors who are parties to a voting agreement pursuant to a settlement or similar arrangement may be classified as Independent Directors if an analysis of the following factors indicates that the voting agreement does not compromise their alignment with all shareholders’ interests: the terms of the agreement; the duration of the standstill provision in the agreement; the limitations and requirements of actions that are agreed upon; if the dissident director nominee(s) is subject to the standstill; and if there any conflicting relationships or related party transactions.

10. Interlocks include: executive officers serving as directors on each other’s compensation or similar committees (or, in the absence of such a committee, on the board); or executive officers sitting on each other’s boards and at least one serves on the other’s compensation or similar committees (or, in the absence of such a committee, on the board).

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11.   The operating involvement of the founder with the company will be considered; if the founder was never employed by the company, ISS may deem him or her an Independent Director.

12.  For purposes of ISS’s director independence classification, “material” will be defined as a standard of relationship (financial, personal or otherwise) that a reasonable person might conclude could potentially influence one’s objectivity in the boardroom in a manner that would have a meaningful impact on an individual's ability to satisfy requisite fiduciary standards on behalf of shareholders.

Composition

Attendance at Board and Committee Meetings: Generally vote against or withhold from directors (except new nominees, who should be considered case-by-case2) who attend less than 75 percent of the aggregate of their board and committee meetings for the period for which they served, unless an acceptable reason for absences is disclosed in the proxy or another SEC filing. Acceptable reasons for director absences are generally limited to the following:

›	Medical issues/illness;

›	Family emergencies; and

›	Missing only one meeting (when the total of all meetings is three or fewer).

In cases of chronic poor attendance without reasonable justification, in addition to voting against the director(s) with poor attendance, generally vote against or withhold from appropriate members of the nominating/governance committees or the full board.

If the proxy disclosure is unclear and insufficient to determine whether a director attended at least 75 percent of the aggregate of his/her board and committee meetings during his/her period of service, vote against or withhold from the director(s) in question.

Overboarded Directors: Generally vote against or withhold from individual directors who:

›	Sit on more than five public company boards; or

›	Are CEOs of public companies who sit on the boards of more than two public companies besides their own—withhold only at their outside boards[3].

Diversity: Highlight boards with no gender diversity. For 2019 meetings, no adverse vote recommendations will be made due to a lack of gender diversity.

For companies in the Russell 3000 or S&P 1500 indices, effective for meetings on or after Feb. 1, 2020, generally vote against or withhold from the chair of the nominating committee (or other directors on a case-by-case basis) at companies when there are no women on the company's board. Mitigating factors include:

›	A firm commitment, as stated in the proxy statement, to appoint at least one female to the board in the near term;

›	The presence of a female on the board at the preceding annual meeting; or

›	Other relevant factors as applicable.

2 New nominees who served for only part of the fiscal year are generally exempted from the attendance policy.

3 Although all of a CEO’s subsidiary boards with publicly-traded common stock will be counted as separate boards, ISS will not recommend a withhold vote for the CEO of a parent company board or any of the controlled (>50 percent ownership) subsidiaries of that parent but may do so at subsidiaries that are less than 50 percent controlled and boards outside the parent/subsidiary relationships.

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Responsiveness

Vote case-by-case on individual directors, committee members, or the entire board of directors as appropriate if:

›	The board failed to act on a shareholder proposal that received the support of a majority of the shares cast in the previous year or failed to act on a management proposal seeking to ratify an existing charter/bylaw provision that received opposition of a majority of the shares cast in the previous year. Factors that will be considered are:
›	Disclosed outreach efforts by the board to shareholders in the wake of the vote;
›	Rationale provided in the proxy statement for the level of implementation;
›	The subject matter of the proposal;
›	The level of support for and opposition to the resolution in past meetings;
›	Actions taken by the board in response to the majority vote and its engagement with shareholders;
›	The continuation of the underlying issue as a voting item on the ballot (as either shareholder or management proposals); and
›	Other factors as appropriate.
›	The board failed to act on takeover offers where the majority of shares are tendered;
›	At the previous board election, any director received more than 50 percent withhold/against votes of the shares cast and the company has failed to address the issue(s) that caused the high withhold/against vote.

Vote case-by-case on Compensation Committee members (or, in exceptional cases, the full board) and the Say on Pay proposal if:

›	The company’s previous say-on-pay received the support of less than 70 percent of votes cast. Factors that will be considered are:

›	The company's response, including:

›	Disclosure of engagement efforts with major institutional investors, including the frequency and timing of engagements and the company participants (including whether independent directors participated);

›	Disclosure of the specific concerns voiced by dissenting shareholders that led to the say-on-pay opposition;

›	Disclosure of specific and meaningful actions taken to address shareholders' concerns;

›	Other recent compensation actions taken by the company;
›	Whether the issues raised are recurring or isolated;
›	The company's ownership structure; and

›	Whether the support level was less than 50 percent, which would warrant the highest degree of responsiveness.

›	The board implements an advisory vote on executive compensation on a less frequent basis than the frequency that received the plurality of votes cast.

Accountability

Vote against or withhold from the entire board of directors (except new nominees4, who should be considered case-by- case) for the following:

4 A “new nominee” is any current nominee who has not already been elected by shareholders and who joined the board after the problematic action in question transpired. If ISS cannot determine whether the nominee joined the board before or after the problematic action transpired, the nominee will be considered a “new nominee” if he or she joined the board within the 12 months prior to the upcoming shareholder meeting.

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Problematic Takeover Defenses/Governance Structure

Poison Pills: Vote against or withhold from all nominees (except new nominees, who should be considered case-by- case) if:

›	The company has a poison pill that was not approved by shareholders[5]. However, vote case-by-case on nominees if the board adopts an initial pill with a term of one year or less, depending on the disclosed rationale for the adoption, and other factors as relevant (such as a commitment to put any renewal to a shareholder vote).

›	The board makes a material adverse modification to an existing pill, including, but not limited to, extension, renewal, or lowering the trigger, without shareholder approval.

Classified Board Structure: The board is classified, and a continuing director responsible for a problematic governance issue at the board/committee level that would warrant a withhold/against vote recommendation is not up for election. All appropriate nominees (except new) may be held accountable.

Removal of Shareholder Discretion on Classified Boards: The company has opted into, or failed to opt out of, state laws requiring a classified board structure.

Director Performance Evaluation: The board lacks mechanisms to promote accountability and oversight, coupled with sustained poor performance relative to peers. Sustained poor performance is measured by one-, three-, and five-year total shareholder returns in the bottom half of a company’s four-digit GICS industry group (Russell 3000 companies only). Take into consideration the company’s operational metrics and other factors as warranted. Problematic provisions include but are not limited to:

›	A classified board structure;
›	A supermajority vote requirement;
›	Either a plurality vote standard in uncontested director elections, or a majority vote standard in contested elections;
›	The inability of shareholders to call special meetings;
›	The inability of shareholders to act by written consent;
›	A multi-class capital structure; and/or
›	A non-shareholder-approved poison pill.

Unilateral Bylaw/Charter Amendments and Problematic Capital Structures: Generally vote against or withhold from directors individually, committee members, or the entire board (except new nominees, who should be considered case-by-case) if the board amends the company's bylaws or charter without shareholder approval in a manner that materially diminishes shareholders' rights or that could adversely impact shareholders, considering the following factors:

›	The board's rationale for adopting the bylaw/charter amendment without shareholder ratification;
›	Disclosure by the company of any significant engagement with shareholders regarding the amendment;
›	The level of impairment of shareholders' rights caused by the board's unilateral amendment to the bylaws/charter;
›	The board's track record with regard to unilateral board action on bylaw/charter amendments or other entrenchment provisions;
›	The company's ownership structure;
›	The company's existing governance provisions;
›	The timing of the board's amendment to the bylaws/charter in connection with a significant business development; and
›	Other factors, as deemed appropriate, that may be relevant to determine the impact of the amendment on shareholders.

5 Public shareholders only, approval prior to a company’s becoming public is insufficient.

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U.S. Proxy Voting Guidelines

Unless the adverse amendment is reversed or submitted to a binding shareholder vote, in subsequent years vote case- by-case on director nominees. Generally vote against (except new nominees, who should be considered case-by-case) if the directors:

›	Classified the board;
›	Adopted supermajority vote requirements to amend the bylaws or charter; or
›	Eliminated shareholders' ability to amend bylaws.

Problematic Governance Structure - Newly public companies: For newly public companies, generally vote against or withhold from directors individually, committee members, or the entire board (except new nominees, who should be considered case-by-case) if, prior to or in connection with the company's public offering, the company or its board adopted bylaw or charter provisions materially adverse to shareholder rights, or implemented a multi-class capital structure in which the classes have unequal voting rights considering the following factors:

›	The level of impairment of shareholders' rights;
›	The disclosed rationale;
›	The ability to change the governance structure (e.g., limitations on shareholders’ right to amend the bylaws or charter, or supermajority vote requirements to amend the bylaws or charter);
›	The ability of shareholders to hold directors accountable through annual director elections, or whether the company has a classified board structure;
›	Any reasonable sunset provision; and
›	Other relevant factors.

Unless the adverse provision and/or problematic capital structure is reversed or removed, vote case-by-case on director nominees in subsequent years.

Management Proposals to Ratify Existing Charter or Bylaw Provisions: Vote against/withhold from individual directors, members of the governance committee, or the full board, where boards ask shareholders to ratify existing charter or bylaw provisions considering the following factors:

›	The presence of a shareholder proposal addressing the same issue on the same ballot;
›	The board's rationale for seeking ratification;
›	Disclosure of actions to be taken by the board should the ratification proposal fail;
›	Disclosure of shareholder engagement regarding the board’s ratification request;
›	The level of impairment to shareholders' rights caused by the existing provision;
›	The history of management and shareholder proposals on the provision at the company’s past meetings;
›	Whether the current provision was adopted in response to the shareholder proposal;
›	The company's ownership structure; and
›	Previous use of ratification proposals to exclude shareholder proposals.

Restrictions on Shareholders’ Rights

Restricting Binding Shareholder Proposals: Generally vote against or withhold from the members of the governance committee if:

›	The company’s governing documents impose undue restrictions on shareholders’ ability to amend the bylaws.

Such restrictions include but are not limited to: outright prohibition on the submission of binding shareholder proposals or share ownership requirements or time holding requirements in excess of SEC Rule 14a-8. Vote against on an ongoing basis.

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Problematic Audit-Related Practices

Generally vote against or withhold from the members of the Audit Committee if:

›	The non-audit fees paid to the auditor are excessive;

›	The company receives an adverse opinion on the company’s financial statements from its auditor; or

›	There is persuasive evidence that the Audit Committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.

Vote case-by-case on members of the Audit Committee and potentially the full board if:

›	Poor accounting practices are identified that rise to a level of serious concern, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures. Examine the severity, breadth, chronological sequence, and duration, as well as the company’s efforts at remediation or corrective actions, in determining whether withhold/against votes are warranted.

Problematic Compensation Practices

In the absence of an Advisory Vote on Executive Compensation (Say on Pay) ballot item or in egregious situations, vote against or withhold from the members of the Compensation Committee and potentially the full board if:

›	There is an unmitigated misalignment between CEO pay and company performance (pay for performance):

›	The company maintains significant problematic pay practices; or

›	The board exhibits a significant level of poor communication and responsiveness to shareholders.

Generally vote against or withhold from the Compensation Committee chair, other committee members, or potentially the full board if:

›	The company fails to include a Say on Pay ballot item when required under SEC provisions, or under the company’s declared frequency of say on pay; or
›	The company fails to include a Frequency of Say on Pay ballot item when required under SEC provisions.

Generally vote against members of the board committee responsible for approving/setting non-employee director compensation if there is a pattern (i.e. two or more years) of awarding excessive non-employee director compensation without disclosing a compelling rationale or other mitigating factors.

Problematic Pledging of Company Stock:

Vote against the members of the committee that oversees risks related to pledging, or the full board, where a significant level of pledged company sto1ck by executives or directors raises concerns. The following factors will be considered:

›	The presence of an anti-pledging policy, disclosed in the proxy statement, that prohibits future pledging activity;

›	The magnitude of aggregate pledged shares in terms of total common shares outstanding, market value, and trading volume;

›	Disclosure of progress or lack thereof in reducing the magnitude of aggregate pledged shares over time;

›	Disclosure in the proxy statement that shares subject to stock ownership and holding requirements do not include pledged company stock; and

›	Any other relevant factors.

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Governance Failures

Under extraordinary circumstances, vote against or withhold from directors individually, committee members, or the entire board, due to:

›	Material failures of governance, stewardship, risk oversight[6], or fiduciary responsibilities at the company;
›	Failure to replace management as appropriate; or
›	Egregious actions related to a director’s service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company.

Voting on Director Nominees in Contested Elections

Vote-No Campaigns

General Recommendation: In cases where companies are targeted in connection with public “vote-no” campaigns, evaluate director nominees under the existing governance policies for voting on director nominees in uncontested elections. Take into consideration the arguments submitted by shareholders and other publicly available information.

Proxy Contests/Proxy Access — Voting for Director Nominees in Contested Elections

General Recommendation: Vote case-by-case on the election of directors in contested elections, considering the following factors:

›	Long-term financial performance of the company relative to its industry;

›	Management’s track record;

›	Background to the contested election;

›	Nominee qualifications and any compensatory arrangements;

›	Strategic plan of dissident slate and quality of the critique against management;

›	Likelihood that the proposed goals and objectives can be achieved (both slates); and

›	Stock ownership positions.

In the case of candidates nominated pursuant to proxy access, vote case-by-case considering any applicable factors listed above or additional factors which may be relevant, including those that are specific to the company, to the nominee(s) and/or to the nature of the election (such as whether there are more candidates than board seats).

Other Board-Related Proposals

Adopt Anti-Hedging/Pledging/Speculative Investments Policy

General Recommendation: Generally vote for proposals seeking a policy that prohibits named executive officers from engaging in derivative or speculative transactions involving company stock, including hedging, holding stock in a margin account, or pledging stock as collateral for a loan. However, the company’s existing policies regarding responsible use of company stock will be considered.

Age/Term Limits

General Recommendation: Vote against management and shareholder proposals to limit the tenure of outside directors through mandatory retirement ages.

6 Examples of failure of risk oversight include but are not limited to: bribery; large or serial fines or sanctions from regulatory bodies; significant adverse legal judgments or settlement; or hedging of company stock.

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U.S. Proxy Voting Guidelines

Vote against management proposals to limit the tenure of outside directors through term limits. However, scrutinize boards where the average tenure of all directors exceeds 15 years for independence from management and for sufficient turnover to ensure that new perspectives are being added to the board.

Board Size

General Recommendation: Vote for proposals seeking to fix the board size or designate a range for the board size.

Vote against proposals that give management the ability to alter the size of the board outside of a specified range without shareholder approval.

Classification/Declassification of the Board

General Recommendation: Vote against proposals to classify (stagger) the board. Vote for proposals to repeal classified boards and to elect all directors annually.

CEO Succession Planning

General Recommendation: Generally vote for proposals seeking disclosure on a CEO succession planning policy, considering, at a minimum, the following factors:
›	The reasonableness/scope of the request; and
›	The company’s existing disclosure on its current CEO succession planning process.

Cumulative Voting

General Recommendation: Generally vote against management proposals to eliminate cumulate voting, and for shareholder proposals to restore or provide for cumulative voting, unless:

›	The company has proxy access[7], thereby allowing shareholders to nominate directors to the company’s ballot; and
›	The company has adopted a majority vote standard, with a carve-out for plurality voting in situations where there are more nominees than seats, and a director resignation policy to address failed elections.

Vote for proposals for cumulative voting at controlled companies (insider voting power > 50%).

Director and Officer Indemnification and Liability Protection

General Recommendation: Vote case-by-case on proposals on director and officer indemnification and liability protection.

Vote against proposals that would:

›	Eliminate entirely directors' and officers' liability for monetary damages for violating the duty of care.
›	Expand coverage beyond just legal expenses to liability for acts that are more serious violations of fiduciary obligation than mere carelessness.
›	Expand the scope of indemnification to provide for mandatory indemnification of company officials in connection with acts that previously the company was permitted to provide indemnification for, at the discretion of the company's board (i.e., "permissive indemnification"), but that previously the company was not required to indemnify.

7 A proxy access right that meets the recommended guidelines.

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U.S. Proxy Voting Guidelines

Vote for only those proposals providing such expanded coverage in cases when a director’s or officer’s legal defense was unsuccessful if both of the following apply:

›	If the director was found to have acted in good faith and in a manner that s/he reasonably believed was in the best interests of the company; and
›	If only the director’s legal expenses would be covered.

Establish/Amend Nominee Qualifications

General Recommendation: Vote case-by-case on proposals that establish or amend director qualifications. Votes should be based on the reasonableness of the criteria and the degree to which they may preclude dissident nominees from joining the board.

Vote case-by-case on shareholder resolutions seeking a director nominee who possesses a particular subject matter expertise, considering:

›	The company’s board committee structure, existing subject matter expertise, and board nomination provisions relative to that of its peers;
›	The company’s existing board and management oversight mechanisms regarding the issue for which board oversight is sought;
›	The company’s disclosure and performance relating to the issue for which board oversight is sought and any significant related controversies; and
›	The scope and structure of the proposal.

Establish Other Board Committee Proposals

General Recommendation: Generally vote against shareholder proposals to establish a new board committee, as such proposals seek a specific oversight mechanism/structure that potentially limits a company’s flexibility to determine an appropriate oversight mechanism for itself. However, the following factors will be considered:

›	Existing oversight mechanisms (including current committee structure) regarding the issue for which board oversight is sought;
›	Level of disclosure regarding the issue for which board oversight is sought;
›	Company performance related to the issue for which board oversight is sought;
›	Board committee structure compared to that of other companies in its industry sector; and
›	The scope and structure of the proposal.

Filling Vacancies/Removal of Directors

General Recommendation: Vote against proposals that provide that directors may be removed only for cause.

Vote for proposals to restore shareholders’ ability to remove directors with or without cause.

Vote against proposals that provide that only continuing directors may elect replacements to fill board vacancies.

Vote for proposals that permit shareholders to elect directors to fill board vacancies.

Independent Chair (Separate Chair/CEO)

General Recommendation: Generally vote for shareholder proposals requiring that the chairman’s position be filled by an independent director, taking into consideration the following:

›	The scope of the proposal;
›	The company's current board leadership structure;
›	The company's governance structure and practices;

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›	Company performance; and
›	Any other relevant factors that may be applicable.

Regarding the scope of the proposal, consider whether the proposal is precatory or binding and whether the proposal is seeking an immediate change in the chairman role or the policy can be implemented at the next CEO transition.

Under the review of the company's board leadership structure, ISS may support the proposal under the following scenarios absent a compelling rationale: the presence of an executive or non-independent chair in addition to the CEO; a recent recombination of the role of CEO and chair; and/or departure from a structure with an independent chair. ISS will also consider any recent transitions in board leadership and the effect such transitions may have on independent board leadership as well as the designation of a lead director role.

When considering the governance structure, ISS will consider the overall independence of the board, the independence of key committees, the establishment of governance guidelines, board tenure and its relationship to CEO tenure, and any other factors that may be relevant. Any concerns about a company's governance structure will weigh in favor of support for the proposal.

The review of the company's governance practices may include, but is not limited to, poor compensation practices, material failures of governance and risk oversight, related-party transactions or other issues putting director independence at risk, corporate or management scandals, and actions by management or the board with potential or realized negative impact on shareholders. Any such practices may suggest a need for more independent oversight at the company thus warranting support of the proposal.

ISS' performance assessment will generally consider one-, three-, and five-year TSR compared to the company's peers and the market as a whole. While poor performance will weigh in favor of the adoption of an independent chair policy, strong performance over the long term will be considered a mitigating factor when determining whether the proposed leadership change warrants support.

Majority of Independent Directors/Establishment of Independent Committees

General Recommendation: Vote for shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by ISS’ definition of Independent Director (See ISS' Classification of Directors.)

Vote for shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors unless they currently meet that standard.

Majority Vote Standard for the Election of Directors

General Recommendation: Generally vote for management proposals to adopt a majority of votes cast standard for directors in uncontested elections. Vote against if no carve-out for a plurality vote standard in contested elections is included.

Generally vote for precatory and binding shareholder resolutions requesting that the board change the company’s bylaws to stipulate that directors need to be elected with an affirmative majority of votes cast, provided it does not conflict with the state law where the company is incorporated. Binding resolutions need to allow for a carve-out for a plurality vote standard when there are more nominees than board seats.

Companies are strongly encouraged to also adopt a post-election policy (also known as a director resignation policy) that will provide guidelines so that the company will promptly address the situation of a holdover director.

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U.S. Proxy Voting Guidelines

Proxy Access

General Recommendation: Generally vote for management and shareholder proposals for proxy access with the following provisions:

›	Ownership threshold: maximum requirement not more than three percent (3%) of the voting power;

›	Ownership duration: maximum requirement not longer than three (3) years of continuous ownership for each member of the nominating group;
›	Aggregation: minimal or no limits on the number of shareholders permitted to form a nominating group;
›	Cap: cap on nominees of generally twenty-five percent (25%) of the board.

Review for reasonableness any other restrictions on the right of proxy access.

Generally vote against proposals that are more restrictive than these guidelines.

Require More Nominees than Open Seats

General Recommendation: Vote against shareholder proposals that would require a company to nominate more candidates than the number of open board seats.

Shareholder Engagement Policy (Shareholder Advisory Committee)

General Recommendation: Generally vote for shareholder proposals requesting that the board establish an internal mechanism/process, which may include a committee, in order to improve communications between directors and shareholders, unless the company has the following features, as appropriate:

›	Established a communication structure that goes beyond the exchange requirements to facilitate the exchange of information between shareholders and members of the board;
›	Effectively disclosed information with respect to this structure to its shareholders;
›	Company has not ignored majority-supported shareholder proposals or a majority withhold vote on a director nominee; and
›	The company has an independent chairman or a lead director, according to ISS’ definition. This individual must be made available for periodic consultation and direct communication with major shareholders.

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U.S. Proxy Voting Guidelines

2.	AUDIT-RELATED

Auditor Indemnification and Limitation of Liability

General Recommendation: Vote case-by-case on the issue of auditor indemnification and limitation of liability. Factors to be assessed include, but are not limited to:

›	The terms of the auditor agreement—the degree to which these agreements impact shareholders' rights;
›	The motivation and rationale for establishing the agreements;
›	The quality of the company’s disclosure; and
›	The company’s historical practices in the audit area.

Vote against or withhold from members of an audit committee in situations where there is persuasive evidence that the audit committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.

Auditor Ratification

General Recommendation: Vote for proposals to ratify auditors unless any of the following apply:

›	An auditor has a financial interest in or association with the company, and is therefore not independent;
›	There is reason to believe that the independent auditor has rendered an opinion that is neither accurate nor indicative of the company’s financial position;
›	Poor accounting practices are identified that rise to a serious level of concern, such as fraud or misapplication of GAAP; or
›	Fees for non-audit services (“Other” fees) are excessive.

Non-audit fees are excessive if:

›	Non-audit (“other”) fees > audit fees + audit-related fees + tax compliance/preparation fees

Tax compliance and preparation include the preparation of original and amended tax returns and refund claims, and tax payment planning. All other services in the tax category, such as tax advice, planning, or consulting, should be added to “Other” fees. If the breakout of tax fees cannot be determined, add all tax fees to “Other” fees.

In circumstances where "Other" fees include fees related to significant one-time capital structure events (such as initial public offerings, bankruptcy emergence, and spin-offs) and the company makes public disclosure of the amount and nature of those fees that are an exception to the standard "non-audit fee" category, then such fees may be excluded from the non-audit fees considered in determining the ratio of non-audit to audit/audit-related fees/tax compliance and preparation for purposes of determining whether non-audit fees are excessive.

Shareholder Proposals Limiting Non-Audit Services

General Recommendation: Vote case-by-case on shareholder proposals asking companies to prohibit or limit their auditors from engaging in non-audit services.

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U.S. Proxy Voting Guidelines

Shareholder Proposals on Audit Firm Rotation

General Recommendation: Vote case-by-case on shareholder proposals asking for audit firm rotation, taking into account:

›	The tenure of the audit firm;
›	The length of rotation specified in the proposal;
›	Any significant audit-related issues at the company;
›	The number of Audit Committee meetings held each year;
›	The number of financial experts serving on the committee; and
›	Whether the company has a periodic renewal process where the auditor is evaluated for both audit quality and competitive price.

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U.S. Proxy Voting Guidelines

3.	SHAREHOLDER RIGHTS & DEFENSES

Advance Notice Requirements for Shareholder Proposals/Nominations

General Recommendation: Vote case-by-case on advance notice proposals, giving support to those proposals which allow shareholders to submit proposals/nominations as close to the meeting date as reasonably possible and within the broadest window possible, recognizing the need to allow sufficient notice for company, regulatory, and shareholder review.

To be reasonable, the company’s deadline for shareholder notice of a proposal/nominations must not be more than 60 days prior to the meeting, with a submittal window of at least 30 days prior to the deadline. The submittal window is the period under which a shareholder must file his proposal/nominations prior to the deadline.

In general, support additional efforts by companies to ensure full disclosure in regard to a proponent’s economic and voting position in the company so long as the informational requirements are reasonable and aimed at providing shareholders with the necessary information to review such proposals.

Amend Bylaws without Shareholder Consent

General Recommendation: Vote against proposals giving the board exclusive authority to amend the bylaws.

Vote case-by-case on proposals giving the board the ability to amend the bylaws in addition to shareholders, taking into account the following:

›	Any impediments to shareholders' ability to amend the bylaws (i.e. supermajority voting requirements);
›	The company's ownership structure and historical voting turnout;
›	Whether the board could amend bylaws adopted by shareholders; and
›	Whether shareholders would retain the ability to ratify any board-initiated amendments.

Control Share Acquisition Provisions

Control share acquisition statutes function by denying shares their voting rights when they contribute to ownership in excess of certain thresholds. Voting rights for those shares exceeding ownership limits may only be restored by approval of either a majority or supermajority of disinterested shares. Thus, control share acquisition statutes effectively require a hostile bidder to put its offer to a shareholder vote or risk voting disenfranchisement if the bidder continues buying up a large block of shares.

General Recommendation: Vote for proposals to opt out of control share acquisition statutes unless doing so would enable the completion of a takeover that would be detrimental to shareholders.

Vote against proposals to amend the charter to include control share acquisition provisions.

Vote for proposals to restore voting rights to the control shares.

Control Share Cash-Out Provisions

Control share cash-out statutes give dissident shareholders the right to "cash-out" of their position in a company at the expense of the shareholder who has taken a control position. In other words, when an investor crosses a preset threshold level, remaining shareholders are given the right to sell their shares to the acquirer, who must buy them at the highest acquiring price.

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U.S. Proxy Voting Guidelines

General Recommendation: Vote for proposals to opt out of control share cash-out statutes.

Disgorgement Provisions

Disgorgement provisions require an acquirer or potential acquirer of more than a certain percentage of a company's stock to disgorge, or pay back, to the company any profits realized from the sale of that company's stock purchased 24 months before achieving control status. All sales of company stock by the acquirer occurring within a certain period of time (between 18 months and 24 months) prior to the investor's gaining control status are subject to these recapture- of-profits provisions.

General Recommendation: Vote for proposals to opt out of state disgorgement provisions.

Fair Price Provisions

General Recommendation: Vote case-by-case on proposals to adopt fair price provisions (provisions that stipulate that an acquirer must pay the same price to acquire all shares as it paid to acquire the control shares), evaluating factors such as the vote required to approve the proposed acquisition, the vote required to repeal the fair price provision, and the mechanism for determining the fair price.

Generally vote against fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

Freeze-Out Provisions

General Recommendation: Vote for proposals to opt out of state freeze-out provisions. Freeze-out provisions force an investor who surpasses a certain ownership threshold in a company to wait a specified period of time before gaining control of the company.

Greenmail

Greenmail payments are targeted share repurchases by management of company stock from individuals or groups seeking control of the company. Since only the hostile party receives payment, usually at a substantial premium over the market value of its shares, the practice discriminates against all other shareholders.

General Recommendation: Vote for proposals to adopt anti-greenmail charter or bylaw amendments or otherwise restrict a company’s ability to make greenmail payments.

Vote case-by-case on anti-greenmail proposals when they are bundled with other charter or bylaw amendments.

Litigation Rights (including Exclusive Venue and Fee-Shifting Bylaw Provisions)

Bylaw provisions impacting shareholders' ability to bring suit against the company may include exclusive venue provisions, which provide that the state of incorporation shall be the sole venue for certain types of litigation, and fee-shifting provisions that require a shareholder who sues a company unsuccessfully to pay all litigation expenses of the defendant corporation.

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U.S. Proxy Voting Guidelines

General Recommendation: Vote case-by-case on bylaws which impact shareholders' litigation rights, taking into account factors such as:

›	The company's stated rationale for adopting such a provision;
›	Disclosure of past harm from shareholder lawsuits in which plaintiffs were unsuccessful or shareholder lawsuits outside the jurisdiction of incorporation;
›	The breadth of application of the bylaw, including the types of lawsuits to which it would apply and the definition of key terms; and
›	Governance features such as shareholders' ability to repeal the provision at a later date (including the vote standard applied when shareholders attempt to amend the bylaws) and their ability to hold directors accountable through annual director elections and a majority vote standard in uncontested elections.

Generally vote against bylaws that mandate fee-shifting whenever plaintiffs are not completely successful on the merits (i.e., in cases where the plaintiffs are partially successful).

Unilateral adoption by the board of bylaw provisions which affect shareholders' litigation rights will be evaluated under ISS' policy on Unilateral Bylaw/Charter Amendments.

Net Operating Loss (NOL) Protective Amendments

General Recommendation: Vote against proposals to adopt a protective amendment for the stated purpose of protecting a company's net operating losses (NOL) if the effective term of the protective amendment would exceed the shorter of three years and the exhaustion of the NOL.

Vote case-by-case, considering the following factors, for management proposals to adopt an NOL protective amendment that would remain in effect for the shorter of three years (or less) and the exhaustion of the NOL:

›	The ownership threshold (NOL protective amendments generally prohibit stock ownership transfers that would result in a new 5-percent holder or increase the stock ownership percentage of an existing 5-percent holder);
›	The value of the NOLs;
›	Shareholder protection mechanisms (sunset provision or commitment to cause expiration of the protective amendment upon exhaustion or expiration of the NOL);
›	The company's existing governance structure including: board independence, existing takeover defenses, track record of responsiveness to shareholders, and any other problematic governance concerns; and
›	Any other factors that may be applicable.

Poison Pills (Shareholder Rights Plans)

Shareholder Proposals to Put Pill to a Vote and/or Adopt a Pill Policy

General Recommendation: Vote for shareholder proposals requesting that the company submit its poison pill to a shareholder vote or redeem it unless the company has: (1) A shareholder approved poison pill in place; or (2) The company has adopted a policy concerning the adoption of a pill in the future specifying that the board will only adopt a shareholder rights plan if either:
›	Shareholders have approved the adoption of the plan; or
›	The board, in its exercise of its fiduciary responsibilities, determines that it is in the best interest of shareholders under the circumstances to adopt a pill without the delay in adoption that would result from seeking stockholder approval (i.e., the “fiduciary out” provision). A poison pill adopted under this fiduciary out will be put to a shareholder ratification vote within 12 months of adoption or expire. If the pill is not approved by a majority of the votes cast on this issue, the plan will immediately terminate.

If the shareholder proposal calls for a time period of less than 12 months for shareholder ratification after adoption, vote for the proposal, but add the caveat that a vote within 12 months would be considered sufficient implementation.

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U.S. Proxy Voting Guidelines

Management Proposals to Ratify a Poison Pill

General Recommendation: Vote case-by-case on management proposals on poison pill ratification, focusing on the features of the shareholder rights plan. Rights plans should contain the following attributes:
›	No lower than a 20 percent trigger, flip-in or flip-over;
›	A term of no more than three years;
›	No dead-hand, slow-hand, no-hand, or similar feature that limits the ability of a future board to redeem the pill;
›	Shareholder redemption feature (qualifying offer clause); if the board refuses to redeem the pill 90 days after a qualifying offer is announced, 10 percent of the shares may call a special meeting or seek a written consent to vote on rescinding the pill.

In addition, the rationale for adopting the pill should be thoroughly explained by the company. In examining the request for the pill, take into consideration the company’s existing governance structure, including: board independence, existing takeover defenses, and any problematic governance concerns.

Management Proposals to Ratify a Pill to Preserve Net Operating Losses (NOLs)

General Recommendation: Vote against proposals to adopt a poison pill for the stated purpose of protecting a company’s net operating losses (NOL) if the term of the pill would exceed the shorter of three years and the exhaustion of the NOL.

Vote case-by-case on management proposals for poison pill ratification, considering the following factors, if the term of the pill would be the shorter of three years (or less) and the exhaustion of the NOL:

›	The ownership threshold to transfer (NOL pills generally have a trigger slightly below 5 percent);
›	The value of the NOLs;
›	Shareholder protection mechanisms (sunset provision, or commitment to cause expiration of the pill upon exhaustion or expiration of NOLs);
›	The company’s existing governance structure including: board independence, existing takeover defenses, track record of responsiveness to shareholders, and any other problematic governance concerns; and
›	Any other factors that may be applicable.

Proxy Voting Disclosure, Confidentiality, and Tabulation

General Recommendation: Vote case-by-case on proposals regarding proxy voting mechanics, taking into consideration whether implementation of the proposal is likely to enhance or protect shareholder rights. Specific issues covered under the policy include, but are not limited to, confidential voting of individual proxies and ballots, confidentiality of running vote tallies, and the treatment of abstentions and/or broker non-votes in the company’s vote-counting methodology.

While a variety of factors may be considered in each analysis, the guiding principles are: transparency, consistency, and fairness in the proxy voting process. The factors considered, as applicable to the proposal, may include:

›	The scope and structure of the proposal;
›	The company’s stated confidential voting policy (or other relevant policies) and whether it ensures a “level playing field” by providing shareholder proponents with equal access to vote information prior to the annual meeting;
›	The company’s vote standard for management and shareholder proposals and whether it ensures consistency and fairness in the proxy voting process and maintains the integrity of vote results;
›	Whether the company’s disclosure regarding its vote counting method and other relevant voting policies with respect to management and shareholder proposals are consistent and clear;
›	Any recent controversies or concerns related to the company’s proxy voting mechanics;
›	Any unintended consequences resulting from implementation of the proposal; and
›	Any other factors that may be relevant.

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U.S. Proxy Voting Guidelines

Ratification Proposals: Management Proposals to Ratify Existing Charter or Bylaw Provisions

General Recommendation: Generally vote against management proposals to ratify provisions of the company’s existing charter or bylaws, unless these governance provisions align with best practice.

In addition, voting against/withhold from individual directors, members of the governance committee, or the full board may be warranted, considering:

›	The presence of a shareholder proposal addressing the same issue on the same ballot;
›	The board’s rationale for seeking ratification;
›	Disclosure of actions to be taken by the board should the ratification proposal fail;
›	Disclosure of shareholder engagement regarding the board’s ratification request;
›	The level of impairment to shareholders’ rights caused by the existing provision;
›	The history of management and shareholder proposals on the provision at the company’s past meetings;
›	Whether the current provision was adopted in response to the shareholder proposal;
›	The company’s ownership structure; and
›	Previous use of ratification proposals to exclude shareholder proposals.

Reimbursing Proxy Solicitation Expenses

General Recommendation: Vote case-by-case on proposals to reimburse proxy solicitation expenses.

When voting in conjunction with support of a dissident slate, vote for the reimbursement of all appropriate proxy solicitation expenses associated with the election.

Generally vote for shareholder proposals calling for the reimbursement of reasonable costs incurred in connection with nominating one or more candidates in a contested election where the following apply:

›	The election of fewer than 50 percent of the directors to be elected is contested in the election;
›	One or more of the dissident’s candidates is elected;
›	Shareholders are not permitted to cumulate their votes for directors; and
›	The election occurred, and the expenses were incurred, after the adoption of this bylaw.

Reincorporation Proposals

General Recommendation: Management or shareholder proposals to change a company’s state of incorporation should be evaluated case-by-case, giving consideration to both financial and corporate governance concerns including the following:
›	Reasons for reincorporation;
›	Comparison of company’s governance practices and provisions prior to and following the reincorporation; and
›	Comparison of corporation laws of original state and destination state.

Vote for reincorporation when the economic factors outweigh any neutral or negative governance changes.

Shareholder Ability to Act by Written Consent

General Recommendation: Generally vote against management and shareholder proposals to restrict or prohibit shareholders’ ability to act by written consent.

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U.S. Proxy Voting Guidelines

Generally vote for management and shareholder proposals that provide shareholders with the ability to act by written consent, taking into account the following factors:

›	Shareholders’ current right to act by written consent;
›	The consent threshold;
›	The inclusion of exclusionary or prohibitive language;
›	Investor ownership structure; and
›	Shareholder support of, and management’s response to, previous shareholder proposals.

Vote case-by-case on shareholder proposals if, in addition to the considerations above, the company has the following governance and antitakeover provisions:

›	An unfettered[8] right for shareholders to call special meetings at a 10 percent threshold;
›	A majority vote standard in uncontested director elections;
›	No non-shareholder-approved pill; and
›	An annually elected board.

Shareholder Ability to Call Special Meetings

General Recommendation: Vote against management or shareholder proposals to restrict or prohibit shareholders’ ability to call special meetings.

Generally vote for management or shareholder proposals that provide shareholders with the ability to call special meetings taking into account the following factors:

›	Shareholders’ current right to call special meetings;
›	Minimum ownership threshold necessary to call special meetings (10 percent preferred);
›	The inclusion of exclusionary or prohibitive language;
›	Investor ownership structure; and
›	Shareholder support of, and management’s response to, previous shareholder proposals.

Stakeholder Provisions

General Recommendation: Vote against proposals that ask the board to consider non-shareholder constituencies or other non-financial effects when evaluating a merger or business combination.

State Antitakeover Statutes

General Recommendation: Vote case-by-case on proposals to opt in or out of state takeover statutes (including fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, and anti-greenmail provisions).

Supermajority Vote Requirements

General Recommendation: Vote against proposals to require a supermajority shareholder vote.

8 “Unfettered” means no restrictions on agenda items, no restrictions on the number of shareholders who can group together to reach the 10 percent threshold, and only reasonable limits on when a meeting can be called: no greater than 30 days after the last annual meeting and no greater than 90 prior to the next annual meeting.

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U.S. Proxy Voting Guidelines

Vote for management or shareholder proposals to reduce supermajority vote requirements. However, for companies with shareholder(s) who have significant ownership levels, vote case-by-case, taking into account:

›	Ownership structure;
›	Quorum requirements; and
›	Vote requirements.

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U.S. Proxy Voting Guidelines

4.	CAPITAL/RESTRUCTURING

Capital

Adjustments to Par Value of Common Stock

General Recommendation: Vote for management proposals to reduce the par value of common stock unless the action is being taken to facilitate an anti-takeover device or some other negative corporate governance action.

Vote for management proposals to eliminate par value.

Common Stock Authorization

General Recommendation: Vote for proposals to increase the number of authorized common shares where the primary purpose of the increase is to issue shares in connection with a transaction on the same ballot that warrants support.

Vote against proposals at companies with more than one class of common stock to increase the number of authorized shares of the class of common stock that has superior voting rights.

Vote against proposals to increase the number of authorized common shares if a vote for a reverse stock split on the same ballot is warranted despite the fact that the authorized shares would not be reduced proportionally.

Vote case-by-case on all other proposals to increase the number of shares of common stock authorized for issuance. Take into account company-specific factors that include, at a minimum, the following:

›	Past Board Performance:
›	The company’s use of authorized shares during the last three years;

›	The Current Request:
›	Disclosure in the proxy statement of the specific purposes of the proposed increase;
›	Disclosure in the proxy statement of specific and severe risks to shareholders of not approving the request; and
›	The dilutive impact of the request as determined relative to an allowable increase calculated by ISS (typically 100 percent of existing authorized shares) that reflects the company’s need for shares and total shareholder returns.

ISS will apply the relevant allowable increase below to requests to increase common stock that are for general corporate purposes (or to the general corporate purposes portion of a request that also includes a specific need):

A.	Most companies: 100 percent of existing authorized shares.
B.	Companies with less than 50 percent of existing authorized shares either outstanding or reserved for issuance: 50 percent of existing authorized shares.
C.	Companies with one- and three-year total shareholder returns (TSRs) in the bottom 10 percent of the U.S. market as of the end of the calendar quarter that is closest to their most recent fiscal year end: 50 percent of existing authorized shares.
D.	Companies at which both conditions (B and C) above are both present: 25 percent of existing authorized shares.

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U.S. Proxy Voting Guidelines

If there is an acquisition, private placement, or similar transaction on the ballot (not including equity incentive plans) that ISS is recommending FOR, the allowable increase will be the greater of (i) twice the amount needed to support the transactions on the ballot, and (ii) the allowable increase as calculated above.

Dual Class Structure

General Recommendation: Generally vote against proposals to create a new class of common stock unless:

›	The company discloses a compelling rationale for the dual-class capital structure, such as:
›	The company’s auditor has concluded that there is substantial doubt about the company’s ability to continue as a going concern; or
›	The new class of shares will be transitory;
›	The new class is intended for financing purposes with minimal or no dilution to current shareholders in both the short term and long term; and
›	The new class is not designed to preserve or increase the voting power of an insider or significant shareholder.

Issue Stock for Use with Rights Plan

General Recommendation: Vote against proposals that increase authorized common stock for the explicit purpose of implementing a non-shareholder-approved shareholder rights plan (poison pill).

Preemptive Rights

General Recommendation: Vote case-by-case on shareholder proposals that seek preemptive rights, taking into consideration:

›	The size of the company;
›	The shareholder base; and
›	The liquidity of the stock.

Preferred Stock Authorization

General Recommendation: Vote for proposals to increase the number of authorized preferred shares where the primary purpose of the increase is to issue shares in connection with a transaction on the same ballot that warrants support.

Vote against proposals at companies with more than one class or series of preferred stock to increase the number of authorized shares of the class or series of preferred stock that has superior voting rights.

Vote case-by-case on all other proposals to increase the number of shares of preferred stock authorized for issuance. Take into account company-specific factors that include, at a minimum, the following:

›	Past Board Performance:
›	The company’s use of authorized preferred shares during the last three years;

›	The Current Request:
›	Disclosure in the proxy statement of the specific purposes for the proposed increase;
›	Disclosure in the proxy statement of specific and severe risks to shareholders of not approving the request;
›	In cases where the company has existing authorized preferred stock, the dilutive impact of the request as determined by an allowable increase calculated by ISS (typically 100 percent of existing authorized shares) that reflects the company’s need for shares and total shareholder returns; and
›	Whether the shares requested are blank check preferred shares that can be used for antitakeover purposes.

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U.S. Proxy Voting Guidelines

Recapitalization Plans

General Recommendation: Vote case-by-case on recapitalizations (reclassifications of securities), taking into account the following:

›	More simplified capital structure;
›	Enhanced liquidity;
›	Fairness of conversion terms;
›	Impact on voting power and dividends;
›	Reasons for the reclassification;
›	Conflicts of interest; and
›	Other alternatives considered.

Reverse Stock Splits

General Recommendation: Vote for management proposals to implement a reverse stock split if:

›	The number of authorized shares will be proportionately reduced; or
›	The effective increase in authorized shares is equal to or less than the allowable increase calculated in accordance with ISS’ Common Stock Authorization policy.

Vote case-by-case on proposals that do not meet either of the above conditions, taking into consideration the following factors:

›	Stock exchange notification to the company of a potential delisting;
›	Disclosure of substantial doubt about the company’s ability to continue as a going concern without additional financing;
›	The company’s rationale; or
›	Other factors as applicable.

Share Repurchase Programs

General Recommendation: Vote for management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

Stock Distributions: Splits and Dividends

General Recommendation: Generally vote for management proposals to increase the common share authorization for stock split or stock dividend, provided that the effective increase in authorized shares is equal to or is less than the allowable increase calculated in accordance with ISS’ Common Stock Authorization policy.

Tracking Stock

General Recommendation: Vote case-by-case on the creation of tracking stock, weighing the strategic value of the transaction against such factors as:

›	Adverse governance changes;
›	Excessive increases in authorized capital stock;
›	Unfair method of distribution;
›	Diminution of voting rights;
›	Adverse conversion features;

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U.S. Proxy Voting Guidelines

›	Negative impact on stock option plans; and
›	Alternatives such as spin-off.

Restructuring

Appraisal Rights

General Recommendation: Vote for proposals to restore or provide shareholders with rights of appraisal.

Asset Purchases

General Recommendation: Vote case-by-case on asset purchase proposals, considering the following factors:

›	Purchase price;
›	Fairness opinion;
›	Financial and strategic benefits;
›	How the deal was negotiated;
›	Conflicts of interest;
›	Other alternatives for the business;
›	Non-completion risk.

Asset Sales

General Recommendation: Vote case-by-case on asset sales, considering the following factors:

›	Impact on the balance sheet/working capital;
›	Potential elimination of diseconomies;
›	Anticipated financial and operating benefits;
›	Anticipated use of funds;
›	Value received for the asset;
›	Fairness opinion;
›	How the deal was negotiated;
›	Conflicts of interest.

Bundled Proposals

General Recommendation: Vote case-by-case on bundled or “conditional” proxy proposals. In the case of items that are conditioned upon each other, examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders’ best interests, vote against the proposals. If the combined effect is positive, support such proposals.

Conversion of Securities

General Recommendation: Vote case-by-case on proposals regarding conversion of securities. When evaluating these proposals, the investor should review the dilution to existing shareholders, the conversion price relative to market value, financial issues, control issues, termination penalties, and conflicts of interest.

Vote for the conversion if it is expected that the company will be subject to onerous penalties or will be forced to file for bankruptcy if the transaction is not approved.

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U.S.Proxy Voting Guidelines

Corporate Reorganization/Debt Restructuring/Prepackaged Bankruptcy Plans/Reverse Leveraged Buyouts/Wrap Plans

General Recommendation: Vote case-by-case on proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan, after evaluating:

›	Dilution to existing shareholders' positions;
›	Terms of the offer - discount/premium in purchase price to investor, including any fairness opinion; termination penalties; exit strategy;
›	Financial issues - company's financial situation; degree of need for capital; use of proceeds; effect of the financing on the company's cost of capital;
›	Management's efforts to pursue other alternatives;
›	Control issues - change in management; change in control, guaranteed board and committee seats; standstill provisions; voting agreements; veto power over certain corporate actions; and
›	Conflict of interest - arm's length transaction, managerial incentives.

Vote for the debt restructuring if it is expected that the company will file for bankruptcy if the transaction is not approved.

Formation of Holding Company

General Recommendation: Vote case-by-case on proposals regarding the formation of a holding company, taking into consideration the following:

›	The reasons for the change;
›	Any financial or tax benefits;
›	Regulatory benefits;
›	Increases in capital structure; and
›	Changes to the articles of incorporation or bylaws of the company.

Absent compelling financial reasons to recommend for the transaction, vote against the formation of a holding company if the transaction would include either of the following:

›	Increases in common or preferred stock in excess of the allowable maximum (see discussion under “Capital”); or
›	Adverse changes in shareholder rights.

Going Private and Going Dark Transactions (LBOs and Minority Squeeze-outs)

General Recommendation: Vote case-by-case on going private transactions, taking into account the following:

›	Offer price/premium;
›	Fairness opinion;
›	How the deal was negotiated;
›	Conflicts of interest;
›	Other alternatives/offers considered; and
›	Non-completion risk.

Vote case-by-case on going dark transactions, determining whether the transaction enhances shareholder value by taking into consideration:

›	Whether the company has attained benefits from being publicly-traded (examination of trading volume, liquidity, and market research of the stock);

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U.S.Proxy Voting Guidelines

›	Balanced interests of continuing vs. cashed-out shareholders, taking into account the following:
›	Are all shareholders able to participate in the transaction?
›	Will there be a liquid market for remaining shareholders following the transaction?
›	Does the company have strong corporate governance?
›	Will insiders reap the gains of control following the proposed transaction?
›	Does the state of incorporation have laws requiring continued reporting that may benefit shareholders?

Joint Ventures

General Recommendation: Vote case-by-case on proposals to form joint ventures, taking into account the following:

›	Percentage of assets/business contributed;
›	Percentage ownership;
›	Financial and strategic benefits;
›	Governance structure;
›	Conflicts of interest;
›	Other alternatives; and
›	Non-completion risk.

Liquidations

General Recommendation: Vote case-by-case on liquidations, taking into account the following:

›	Management’s efforts to pursue other alternatives;
›	Appraisal value of assets; and
›	The compensation plan for executives managing the liquidation.

Vote for the liquidation if the company will file for bankruptcy if the proposal is not approved.

Mergers and Acquisitions

General Recommendation: Vote case-by-case on mergers and acquisitions. Review and evaluate the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:

›	Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, emphasis is placed on the offer premium, market reaction, and strategic rationale.
›	Market reaction - How has the market responded to the proposed deal? A negative market reaction should cause closer scrutiny of a deal.
›	Strategic rationale - Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.
›	Negotiations and process - Were the terms of the transaction negotiated at arm's-length? Was the process fair and equitable? A fair process helps to ensure the best price for shareholders. Significant negotiation "wins" can also signify the deal makers' competency. The comprehensiveness of the sales process (e.g., full auction, partial auction, no auction) can also affect shareholder value.
›	Conflicts of interest - Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? As the result of potential conflicts, the directors and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests. Consider whether these interests may have influenced these directors and officers to support or recommend the merger. The CIC figure presented in the "ISS Transaction Summary" section of this report is an aggregate figure that can in certain cases be a misleading indicator of the true value transfer from shareholders to insiders. Where such figure appears to be excessive, analyze the underlying assumptions to determine whether a potential conflict exists.
›	Governance - Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

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U.S.Proxy Voting Guidelines

Private Placements/Warrants/Convertible Debentures

General Recommendation: Vote case-by-case on proposals regarding private placements, warrants, and convertible debentures taking into consideration:

›	Dilution to existing shareholders' position: The amount and timing of shareholder ownership dilution should be weighed against the needs and proposed shareholder benefits of the capital infusion. Although newly issued common stock, absent preemptive rights, is typically dilutive to existing shareholders, share price appreciation is often the necessary event to trigger the exercise of "out of the money" warrants and convertible debt. In these instances from a value standpoint, the negative impact of dilution is mitigated by the increase in the company's stock price that must occur to trigger the dilutive event.

›	Terms of the offer (discount/premium in purchase price to investor, including any fairness opinion, conversion features, termination penalties, exit strategy):

›	The terms of the offer should be weighed against the alternatives of the company and in light of company's financial condition. Ideally, the conversion price for convertible debt and the exercise price for warrants should be at a premium to the then prevailing stock price at the time of private placement.

›	When evaluating the magnitude of a private placement discount or premium, consider factors that influence the discount or premium, such as, liquidity, due diligence costs, control and monitoring costs, capital scarcity, information asymmetry, and anticipation of future performance.

›	Financial issues:
›	The company's financial condition;
›	Degree of need for capital;
›	Use of proceeds;
›	Effect of the financing on the company's cost of capital;
›	Current and proposed cash burn rate;
›	Going concern viability and the state of the capital and credit markets.

›	Management’s efforts to pursue alternatives and whether the company engaged in a process to evaluate alternatives: A fair, unconstrained process helps to ensure the best price for shareholders. Financing alternatives can include joint ventures, partnership, merger, or sale of part or all of the company.

›	Control issues:
›	Change in management;
›	Change in control;
›	Guaranteed board and committee seats;
›	Standstill provisions;
›	Voting agreements;
›	Veto power over certain corporate actions; and
›	Minority versus majority ownership and corresponding minority discount or majority control premium.

›	Conflicts of interest:
›	Conflicts of interest should be viewed from the perspective of the company and the investor.

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U.S.Proxy Voting Guidelines

›	Were the terms of the transaction negotiated at arm's length? Are managerial incentives aligned with shareholder interests?
›	Market reaction:
›	The market's response to the proposed deal. A negative market reaction is a cause for concern. Market reaction may be addressed by analyzing the one day impact on the unaffected stock price.

Vote for the private placement, or for the issuance of warrants and/or convertible debentures in a private placement, if it is expected that the company will file for bankruptcy if the transaction is not approved.

Reorganization/Restructuring Plan (Bankruptcy)

General Recommendation: Vote case-by-case on proposals to common shareholders on bankruptcy plans of reorganization, considering the following factors including, but not limited to:

›	Estimated value and financial prospects of the reorganized company;
›	Percentage ownership of current shareholders in the reorganized company;
›	Whether shareholders are adequately represented in the reorganization process (particularly through the existence of an Official Equity Committee);
›	The cause(s) of the bankruptcy filing, and the extent to which the plan of reorganization addresses the cause(s);
›	Existence of a superior alternative to the plan of reorganization; and
›	Governance of the reorganized company.

Special Purpose Acquisition Corporations (SPACs)

General Recommendation: Vote case-by-case on SPAC mergers and acquisitions taking into account the following:

›	Valuation - Is the value being paid by the SPAC reasonable? SPACs generally lack an independent fairness opinion and the financials on the target may be limited. Compare the conversion price with the intrinsic value of the target company provided in the fairness opinion. Also, evaluate the proportionate value of the combined entity attributable to the SPAC IPO shareholders versus the pre-merger value of SPAC. Additionally, a private company discount may be applied to the target, if it is a private entity.
›	Market reaction - How has the market responded to the proposed deal? A negative market reaction may be a cause for concern. Market reaction may be addressed by analyzing the one-day impact on the unaffected stock price.
›	Deal timing - A main driver for most transactions is that the SPAC charter typically requires the deal to be complete within 18 to 24 months, or the SPAC is to be liquidated. Evaluate the valuation, market reaction, and potential conflicts of interest for deals that are announced close to the liquidation date.
›	Negotiations and process - What was the process undertaken to identify potential target companies within specified industry or location specified in charter? Consider the background of the sponsors.
›	Conflicts of interest - How are sponsors benefiting from the transaction compared to IPO shareholders? Potential conflicts could arise if a fairness opinion is issued by the insiders to qualify the deal rather than a third party or if management is encouraged to pay a higher price for the target because of an 80 percent rule (the charter requires that the fair market value of the target is at least equal to 80 perecnt of net assets of the SPAC). Also, there may be sense of urgency by the management team of the SPAC to close the deal since its charter typically requires a transaction to be completed within the 18-24 month timeframe.
›	Voting agreements - Are the sponsors entering into enter into any voting agreements/tender offers with shareholders who are likely to vote against the proposed merger or exercise conversion rights?
›	Governance - What is the impact of having the SPAC CEO or founder on key committees following the proposed merger?

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U.S.Proxy Voting Guidelines

Special Purpose Acquisition Corporations (SPACs) - Proposals for Extensions

General Recommendation: Vote case-by-case on SPAC extension proposals taking into account the length of the requested extension, the status of any pending transaction(s) or progression of the acquisition process, any added incentive for non-redeeming shareholders, and any prior extension requests.

›	Length of request: Typically, extension requests range from two to six months, depending on the progression of the SPAC's acquistion process.
›	Pending transaction(s) or progression of the acquisition process: Sometimes an intial business combination was already put to a shareholder vote, but, for varying reasons, the transaction could not be consummated by the termination date and the SPAC is requesting an extension. Other times, the SPAC has entered into a definitive transaction agreement, but needs additional time to consummate or hold the shareholder meeting.
›	Added incentive for non-redeeming shareholders: Sometimes the SPAC sponsor (or other insiders) will contribute, typically as a loan to the company, additional funds that will be added to the redemption value of each public share as long as such shares are not redeemed in connection with the extension request. The purpose of the "equity kicker" is to incentivize shareholders to hold their shares through the end of the requested extension or until the time the transaction is put to a shareholder vote, rather than electing redeemption at the extension proposal meeting.
›	Prior extension requests: Some SPACs request additional time beyond the extension period sought in prior extension requests.

Spin-offs

General Recommendation: Vote case-by-case on spin-offs, considering:

›	Tax and regulatory advantages;
›	Planned use of the sale proceeds;
›	Valuation of spinoff;
›	Fairness opinion;
›	Benefits to the parent company;
›	Conflicts of interest;
›	Managerial incentives;
›	Corporate governance changes;
›	Changes in the capital structure.

Value Maximization Shareholder Proposals

General Recommendation:Vote case-by-case on shareholder proposals seeking to maximize shareholder value by:

›	Hiring a financial advisor to explore strategic alternatives;
›	Selling the company; or
›	Liquidating the company and distributing the proceeds to shareholders.

These proposals should be evaluated based on the following factors:

›	Prolonged poor performance with no turnaround in sight;
›	Signs of entrenched board and management (such as the adoption of takeover defenses);
›	Strategic plan in place for improving value;
›	Likelihood of receiving reasonable value in a sale or dissolution; and
›	The company actively exploring its strategic options, including retaining a financial advisor.

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5.	COMPENSATION

Executive Pay Evaluation

Underlying all evaluations are five global principles that most investors expect corporations to adhere to in designing and administering executive and director compensation programs:

1.	Maintain appropriate pay-for-performance alignment, with emphasis on long-term shareholder value: This principle encompasses overall executive pay practices, which must be designed to attract, retain, and appropriately motivate the key employees who drive shareholder value creation over the long term. It will take into consideration, among other factors, the link between pay and performance; the mix between fixed and variable pay; performance goals; and equity-based plan costs;
2.	Avoid arrangements that risk “pay for failure”: This principle addresses the appropriateness of long or indefinite contracts, excessive severance packages, and guaranteed compensation;
3.	Maintain an independent and effective compensation committee: This principle promotes oversight of executive pay programs by directors with appropriate skills, knowledge, experience, and a sound process for compensation decision-making (e.g., including access to independent expertise and advice when needed);
4.	Provide shareholders with clear, comprehensive compensation disclosures: This principle underscores the importance of informative and timely disclosures that enable shareholders to evaluate executive pay practices fully and fairly;
5.	Avoid inappropriate pay to non-executive directors: This principle recognizes the interests of shareholders in ensuring that compensation to outside directors is reasonable and does not compromise their independence and ability to make appropriate judgments in overseeing managers’ pay and performance. At the market level, it may incorporate a variety of generally accepted best practices.

Advisory Votes on Executive Compensation—Management Proposals (Management Say-on- Pay)

General Recommendation: Vote case-by-case on ballot items related to executive pay and practices, as well as certain aspects of outside director compensation.

Vote against Advisory Votes on Executive Compensation (Say-on-Pay or “SOP”) if:

›	There is an unmitigated misalignment between CEO pay and company performance (pay for performance);
›	The company maintains significant problematic pay practices;
›	The board exhibits a significant level of poor communication and responsiveness to shareholders.

Vote against or withhold from the members of the Compensation Committee and potentially the full board if:

›	There is no SOP on the ballot, and an against vote on an SOP would otherwise be warranted due to pay-for- performance misalignment, problematic pay practices, or the lack of adequate responsiveness on compensation issues raised previously, or a combination thereof;
›	The board fails to respond adequately to a previous SOP proposal that received less than 70 percent support of votes cast;
›	The company has recently practiced or approved problematic pay practices, such as option repricing or option backdating; or
›	The situation is egregious.

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Primary Evaluation Factors for Executive Pay

Pay-for-Performance Evaluation

ISS annually conducts a pay-for-performance analysis to identify strong or satisfactory alignment between pay and performance over a sustained period. With respect to companies in the S&P1500, Russell 3000, or Russell 3000E Indices9, this analysis considers the following:

1.	Peer Group[10] Alignment:

›	The degree of alignment between the company’s annualized TSR rank and the CEO’s annualized total pay rank within a peer group, each measured over a three-year period.
›	The rankings of CEO total pay and company financial performance within a peer group, each measured over a three-year period.
›	The multiple of the CEO’s total pay relative to the peer group median in the most recent fiscal year.

2.	Absolute Alignment[11] – the absolute alignment between the trend in CEO pay and company TSR over the prior five fiscal years – i.e., the difference between the trend in annual pay changes and the trend in annualized TSR during the period.

If the above analysis demonstrates significant unsatisfactory long-term pay-for-performance alignment or, in the case of companies outside the Russell indices, misaligned pay and performance are otherwise suggested, our analysis may include any of the following qualitative factors, as relevant to evaluating how various pay elements may work to encourage or to undermine long-term value creation and alignment with shareholder interests:

›	The ratio of performance- to time-based incentive awards;
›	The overall ratio of performance-based compensation;
›	The completeness of disclosure and rigor of performance goals;
›	The company’s peer group benchmarking practices;
›	Actual results of financial/operational metrics, both absolute and relative to peers;
›	Special circumstances related to, for example, a new CEO in the prior FY or anomalous equity grant practices (e.g., bi-annual awards);
›	Realizable pay[12] compared to grant pay; and
›	Any other factors deemed relevant.

Problematic Pay Practices

The focus is on executive compensation practices that contravene the global pay principles, including:

›	Problematic practices related to non-performance-based compensation elements;
›	Incentives that may motivate excessive risk-taking or present a windfall risk; and
›	Pay decisions that circumvent pay-for-performance, such as options backdating or waiving performance requirements.

9 The Russell 3000E Index includes approximately 4,000 of the largest U.S. equity securities.

10 The revised peer group is generally comprised of 14-24 companies that are selected using market cap, revenue (or assets for certain financial firms), GICS industry group, and company’s selected peers’ GICS industry group, with size constraints, via a process designed to select peers that are comparable to the subject company in terms of revenue/assets and industry, and also within a market-cap bucket that is reflective of the company’s. For Oil, Gas & Consumable Fuels companies, market cap is the only size determinant.

11 Only Russell 3000 Index companies are subject to the Absolute Alignment analysis.

12 ISS research reports include realizable pay for S&P1500 companies.

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Problematic Pay Practices related to Non-Performance-Based Compensation Elements

Pay elements that are not directly based on performance are generally evaluated case-by-case considering the context of a company’s overall pay program and demonstrated pay-for-performance philosophy. Please refer to ISS’ U.S. Compensation Policies FAQ document for detail on specific pay practices that have been identified as potentially problematic and may lead to negative recommendations if they are deemed to be inappropriate or unjustified relative to executive pay best practices. The list below highlights the problematic practices that carry significant weight in this overall consideration and may result in adverse vote recommendations:

›	Repricing or replacing of underwater stock options/SARS without prior shareholder approval (including cash buyouts and voluntary surrender of underwater options);
›	Extraordinary perquisites or tax gross-ups;
›	New or materially amended agreements that provide for:
›	Excessive termination or CIC severance payments (generally exceeding 3 times base salary and average/target/most recent bonus);
›	CIC severance payments without involuntary job loss or substantial diminution of duties (“single” or “modified single” triggers) or in connection with a problematic Good Reason definition;
›	CIC excise tax gross-up entitlements (including “modified” gross-ups);
›	Multi-year guaranteed awards that are not at risk due to rigorous performance conditions;
›	Liberal CIC definition combined with any single-trigger CIC benefits;
›	Insufficient executive compensation disclosure by externally-managed issuers (EMIs) such that a reasonable assessment of pay programs and practices applicable to the EMI’s executives is not possible;
›	Any other provision or practice deemed to be egregious and present a significant risk to investors.

Options Backdating

The following factors should be examined case-by-case to allow for distinctions to be made between “sloppy” plan administration versus deliberate action or fraud:

›	Reason and motive for the options backdating issue, such as inadvertent vs. deliberate grant date changes;
›	Duration of options backdating;
›	Size of restatement due to options backdating;
›	Corrective actions taken by the board or compensation committee, such as canceling or re-pricing backdated options, the recouping of option gains on backdated grants; and
›	Adoption of a grant policy that prohibits backdating, and creates a fixed grant schedule or window period for equity grants in the future.

Compensation Committee Communications and Responsiveness

Consider the following factors case-by-case when evaluating ballot items related to executive pay on the board’s responsiveness to investor input and engagement on compensation issues:

›	Failure to respond to majority-supported shareholder proposals on executive pay topics; or
›	Failure to adequately respond to the company’s previous say-on-pay proposal that received the support of less than 70 percent of votes cast, taking into account:
›	The company’s response, including:
›	Disclosure of engagement efforts with major institutional investors, including the frequency and timing of engagements and the company participants (including whether independent directors participated);

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›	Disclosure of the specific concerns voiced by dissenting shareholders that led to the say-on-pay opposition;
›	Disclosure of specific and meaningful actions taken to address shareholders’ concerns;
›	Other recent compensation actions taken by the company;
›	Whether the issues raised are recurring or isolated;
›	The company’s ownership structure; and
›	Whether the support level was less than 50 percent, which would warrant the highest degree of responsiveness.

Frequency of Advisory Vote on Executive Compensation (“Say When on Pay”)

General Recommendation: Vote for annual advisory votes on compensation, which provide the most consistent and clear communication channel for shareholder concerns about companies’ executive pay programs.

Voting on Golden Parachutes in an Acquisition, Merger, Consolidation, or Proposed Sale

General Recommendation: Vote case-by-case on say on Golden Parachute proposals, including consideration of existing change-in-control arrangements maintained with named executive officers rather than focusing primarily on new or extended arrangements.

Features that may result in an “against” recommendation include one or more of the following, depending on the number, magnitude, and/or timing of issue(s):

›	Single- or modified-single-trigger cash severance;
›	Single-trigger acceleration of unvested equity awards;
›	Full acceleration of equity awards granted shortly before the change in control;
›	Acceleration of performance awards above the target level of performance without compelling rationale;
›	Excessive cash severance (generally >3x base salary and bonus);
›	Excise tax gross-ups triggered and payable;
›	Excessive golden parachute payments (on an absolute basis or as a percentage of transaction equity value); or
›	Recent amendments that incorporate any problematic features (such as those above) or recent actions (such as extraordinary equity grants) that may make packages so attractive as to influence merger agreements that may not be in the best interests of shareholders; or
›	The company’s assertion that a proposed transaction is conditioned on shareholder approval of the golden parachute advisory vote.

Recent amendment(s) that incorporate problematic features will tend to carry more weight on the overall analysis. However, the presence of multiple legacy problematic features will also be closely scrutinized.

In cases where the golden parachute vote is incorporated into a company’s advisory vote on compensation (management say-on-pay), ISS will evaluate the say-on-pay proposal in accordance with these guidelines, which may give higher weight to that component of the overall evaluation.

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Equity-Based and Other Incentive Plans

Please refer to ISS’ U.S. Equity Compensation Plans FAQ document for additional details on the Equity Plan Scorecard policy.

General Recommendation: Vote case-by-case on certain equity-based compensation plans[13] depending on a combination of certain plan features and equity grant practices, where positive factors may counterbalance negative factors, and vice versa, as evaluated using an “Equity Plan Scorecard” (EPSC) approach with three pillars:

›	Plan Cost: The total estimated cost of the company’s equity plans relative to industry/market cap peers, measured by the company’s estimated Shareholder Value Transfer (SVT) in relation to peers and considering both:
›	SVT based on new shares requested plus shares remaining for future grants, plus outstanding unvested/unexercised grants; and
›	SVT based only on new shares requested plus shares remaining for future grants.

›	Plan Features:
›	Quality of disclosure around vesting upon a change in control (CIC);
›	Discretionary vesting authority;
›	Liberal share recycling on various award types;
›	Lack of minimum vesting period for grants made under the plan;
›	Dividends payable prior to award vesting.

›	Grant Practices:
›	The company’s three-year burn rate relative to its industry/market cap peers;
›	Vesting requirements in CEO’s recent equity grants (3-year look-back);
›	The estimated duration of the plan (based on the sum of shares remaining available and the new shares requested, divided by the average annual shares granted in the prior three years);
›	The proportion of the CEO’s most recent equity grants/awards subject to performance conditions;
›	Whether the company maintains a sufficient claw-back policy;
›	Whether the company maintains sufficient post-exercise/vesting share-holding requirements.

Generally vote against the plan proposal if the combination of above factors indicates that the plan is not, overall, in shareholders’ interests, or if any of the following egregious factors (“overriding factors”) apply:

›	Awards may vest in connection with a liberal change-of-control definition;
›	The plan would permit repricing or cash buyout of underwater options without shareholder approval (either by expressly permitting it – for NYSE and Nasdaq listed companies – or by not prohibiting it when the company has a history of repricing – for non-listed companies);
›	The plan is a vehicle for problematic pay practices or a significant pay-for-performance disconnect under certain circumstances;
›	The plan is excessively dilutive to shareholders’ holdings; or
›	Any other plan features are determined to have a significant negative impact on shareholder interests.

13 Proposals evaluated under the EPSC policy generally include those to approve or amend (1) stock option plans for employees and/or employees and directors, (2) restricted stock plans for employees and/or employees and directors, and (3) omnibus stock incentive plans for employees and/or employees and directors; amended plans will be further evaluated case-by-case.

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Further Information on certain EPSC Factors:

Shareholder Value Transfer (SVT)

The cost of the equity plans is expressed as Shareholder Value Transfer (SVT), which is measured using a binomial option pricing model that assesses the amount of shareholders’ equity flowing out of the company to employees and directors. SVT is expressed as both a dollar amount and as a percentage of market value, and includes the new shares proposed, shares available under existing plans, and shares granted but unexercised (using two measures, in the case of plans subject to the Equity Plan Scorecard evaluation, as noted above). All award types are valued. For omnibus plans, unless limitations are placed on the most expensive types of awards (for example, full-value awards), the assumption is made that all awards to be granted will be the most expensive types. See discussion of specific types of awards.

Except for proposals subject to Equity Plan Scorecard evaluation, Shareholder Value Transfer is reasonable if it falls below a company-specific benchmark. The benchmark is determined as follows: The top quartile performers in each industry group (using the Global Industry Classification Standard: GICS) are identified. Benchmark SVT levels for each industry are established based on these top performers’ historic SVT. Regression analyses are run on each industry group to identify the variables most strongly correlated to SVT. The benchmark industry SVT level is then adjusted upwards or downwards for the specific company by plugging the company-specific performance measures, size and cash compensation into the industry cap equations to arrive at the company’s benchmark.14

Three-Year Burn Rate

Burn-rate benchmarks (utilized in Equity Plan Scorecard evaluations) are calculated as the greater of: (1) the mean (μ) plus one standard deviation (σ) of the company’s GICS group segmented by S&P 500, Russell 3000 index (less the S&P500), and non-Russell 3000 index; and (2) two percent of weighted common shares outstanding. In addition, year- over-year burn-rate benchmark changes will be limited to a maximum of two (2) percentage points plus or minus the prior year’s burn-rate benchmark. See the U.S. Equity Compensation Plans FAQ for the benchmarks.

Egregious Factors

Liberal Change in Control Definition

Generally vote against equity plans if the plan has a liberal definition of change in control and the equity awards could vest upon such liberal definition of change in control, even though an actual change in control may not occur. Examples of such a definition include, but are not limited to, announcement or commencement of a tender offer, provisions for acceleration upon a “potential” takeover, shareholder approval of a merger or other transactions, or similar language.

Repricing Provisions

Vote against plans that expressly permit the repricing or exchange of underwater stock options/stock appreciate rights (SARs) without prior shareholder approval. “Repricing” typically includes the ability to do any of the following:

›	Amend the terms of outstanding options or SARs to reduce the exercise price of such outstanding options or SARs;
›	Cancel outstanding options or SARs in exchange for options or SARs with an exercise price that is less than the exercise price of the original options or SARs;
›	The cancellation of underwater options in exchange for stock awards; or
›	Cash buyouts of underwater options.

While the above cover most types of repricing, ISS may view other provisions as akin to repricing depending on the facts and circumstances.

14 For plans evaluated under the Equity Plan Scorecard policy, the company’s SVT benchmark is considered along with other factors.

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Also, vote against or withhold from members of the Compensation Committee who approved repricing (as defined above or otherwise determined by ISS), without prior shareholder approval, even if such repricings are allowed in their equity plan.

Vote against plans that do not expressly prohibit repricing or cash buyout of underwater options without shareholder approval if the company has a history of repricing/buyouts without shareholder approval, and the applicable listing standards would not preclude them from doing so.

Problematic Pay Practices or Significant Pay-for-Performance Disconnect

If the equity plan on the ballot is a vehicle for problematic pay practices, vote against the plan.

ISS may recommend a vote against the equity plan if the plan is determined to be a vehicle for pay-for-performance misalignment. Considerations in voting against the equity plan may include, but are not limited to:

›	Severity of the pay-for-performance misalignment;
›	Whether problematic equity grant practices are driving the misalignment; and/or
›	Whether equity plan awards have been heavily concentrated to the CEO and/or the other NEOs.

Amending Cash and Equity Plans (including Approval for Tax Deductibility (162(m))

General Recommendation: Vote case-by-case on amendments to cash and equity incentive plans.

Generally vote for proposals to amend executive cash, stock, or cash and stock incentive plans if the proposal:

›	Addresses administrative features only; or
›	Seeks approval for Section 162(m) purposes only, and the plan administering committee consists entirely of independent directors, per IS S’ Classification of Directors. Note that if the company is presenting the plan to shareholders for the first time for any reason (including after the company’s initial public offering), or if the proposal is bundled with other material plan amendments, then the recommendation will be case-by-case (see below).

Vote against proposals to amend executive cash, stock, or cash and stock incentive plans if the proposal:

›	Seeks approval for Section 162(m) purposes only, and the plan administering committee does not consist entirely of independent directors, per ISS’ Clas sif ication of Directors.

Vote case-by-case on all other proposals to amend cash incentive plans. This includes plans presented to shareholders for the first time after the company's IPO and/or proposals that bundle material amendment(s) other than those for Section 162(m) purposes.

Vote case-by-case on all other proposals to amend equity incentive plans, considering the following:

›	If the proposal requests additional shares and/or the amendments include a term extension or addition of full value awards as an award type, the recommendation will be based on the Equity Plan Scorecard evaluation as well as an analysis of the overall impact of the amendments.
›	If the plan is being presented to shareholders for the first time (including after the company's IPO), whether or not additional shares are being requested, the recommendation will be based on the Equity Plan Scorecard evaluation as well as an analysis of the overall impact of any amendments.
›	If there is no request for additional shares and the amendments do not include a term extension or addition of full value awards as an award type, then the recommendation will be based entirely on an analysis of the overall impact of the amendments, and the EPSC evaluation will be shown only for informational purposes.

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In the first two case-by-case evaluation scenarios, the EPSC evaluation/score is the more heavily weighted consideration.

Specific Treatment of Certain Award Types in Equity Plan Evaluations

Dividend Equivalent Rights

Options that have Dividend Equivalent Rights (DERs) associated with them will have a higher calculated award value than those without DERs under the binomial model, based on the value of these dividend streams. The higher value will be applied to new shares, shares available under existing plans, and shares awarded but not exercised per the plan specifications. DERS transfer more shareholder equity to employees and non-employee directors and this cost should be captured.

Operating Partnership (OP) Units in Equity Plan Analysis of Real Estate Investment Trusts (REITs)

For Real Estate Investment Trusts (REITS), include the common shares issuable upon conversion of outstanding Operating Partnership (OP) units in the share count for the purposes of determining: (1) market capitalization in the Shareholder Value Transfer (SVT) analysis and (2) shares outstanding in the burn rate analysis.

Other Compensation Plans

401(k) Employee Benefit Plans

General Recommendation: Vote for proposals to implement a 401(k) savings plan for employees.

Employee Stock Ownership Plans (ESOPs)

General Recommendation: Vote for proposals to implement an ESOP or increase authorized shares for existing ESOPs, unless the number of shares allocated to the ESOP is excessive (more than five percent of outstanding shares).

Employee Stock Purchase Plans—Qualified Plans

General Recommendation: Vote case-by-case on qualified employee stock purchase plans. Vote for employee stock purchase plans where all of the following apply:

›	Purchase price is at least 85 percent of fair market value;
›	Offering period is 27 months or less; and
›	The number of shares allocated to the plan is 10 percent or less of the outstanding shares.

Vote against qualified employee stock purchase plans where any of the following apply:

›	Purchase price is less than 85 percent of fair market value; or
›	Offering period is greater than 27 months; or
›	The number of shares allocated to the plan is more than 10 percent of the outstanding shares.

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Employee Stock Purchase Plans—Non-Qualified Plans

General Recommendation: Vote case-by-case on nonqualified employee stock purchase plans. Vote for nonqualified employee stock purchase plans with all the following features:

›	Broad-based participation (i.e., all employees of the company with the exclusion of individuals with 5 percent or more of beneficial ownership of the company);
›	Limits on employee contribution, which may be a fixed dollar amount or expressed as a percent of base salary;
›	Company matching contribution up to 25 percent of employee’s contribution, which is effectively a discount of 20 percent from market value; and
›	No discount on the stock price on the date of purchase when there is a company matching contribution.

Vote against nonqualified employee stock purchase plans when the plan features do not meet all of the above criteria. If the matching contribution or effective discount exceeds the above, ISS may evaluate the SVT cost of the plan as part of the assessment.

Option Exchange Programs/Repricing Options

General Recommendation: Vote case-by-case on management proposals seeking approval to exchange/reprice options taking into consideration:

›	Historic trading patterns--the stock price should not be so volatile that the options are likely to be back “in-the- money” over the near term;
›	Rationale for the re-pricing--was the stock price decline beyond management's control?;
›	Is this a value-for-value exchange?;
›	Are surrendered stock options added back to the plan reserve?;
›	Timing--repricing should occur at least one year out from any precipitous drop in company's stock price;
›	Option vesting--does the new option vest immediately or is there a black-out period?;
›	Term of the option--the term should remain the same as that of the replaced option;
›	Exercise price--should be set at fair market or a premium to market;
›	Participants--executive officers and directors must be excluded.

If the surrendered options are added back to the equity plans for re-issuance, then also take into consideration the company’s total cost of equity plans and its three-year average burn rate.

In addition to the above considerations, evaluate the intent, rationale, and timing of the repricing proposal. The proposal should clearly articulate why the board is choosing to conduct an exchange program at this point in time. Repricing underwater options after a recent precipitous drop in the company’s stock price demonstrates poor timing and warrants additional scrutiny. Also, consider the terms of the surrendered options, such as the grant date, exercise price and vesting schedule. Grant dates of surrendered options should be far enough back (two to three years) so as not to suggest that repricings are being done to take advantage of short-term downward price movements. Similarly, the exercise price of surrendered options should be above the 52-week high for the stock price.

Vote for shareholder proposals to put option repricings to a shareholder vote.

Stock Plans in Lieu of Cash

General Recommendation: Vote case-by-case on plans that provide participants with the option of taking all or a portion of their cash compensation in the form of stock.

Vote for non-employee director-only equity plans that provide a dollar-for-dollar cash-for-stock exchange.

Vote case-by-case on plans which do not provide a dollar-for-dollar cash for stock exchange. In cases where the exchange is not dollar-for-dollar, the request for new or additional shares for such equity program will be considered using the binomial option pricing model. In an effort to capture the total cost of total compensation, ISS will not make any adjustments to carve out the in-lieu-of cash compensation.

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Transfer Stock Option (TSO) Programs

General Recommendation: One-time Transfers: Vote against or withhold from compensation committee members if they fail to submit one-time transfers to shareholders for approval.

Vote case-by-case on one-time transfers. Vote for if:

›	Executive officers and non-employee directors are excluded from participating;
›	Stock options are purchased by third-party financial institutions at a discount to their fair value using option pricing models such as Black-Scholes or a Binomial Option Valuation or other appropriate financial models; and
›	There is a two-year minimum holding period for sale proceeds (cash or stock) for all participants.

Additionally, management should provide a clear explanation of why options are being transferred to a third-party institution and whether the events leading up to a decline in stock price were beyond management's control. A review of the company's historic stock price volatility should indicate if the options are likely to be back “in-the-money” over the near term.

Ongoing TSO program: Vote against equity plan proposals if the details of ongoing TSO programs are not provided to shareholders. Since TSOs will be one of the award types under a stock plan, the ongoing TSO program, structure and mechanics must be disclosed to shareholders. The specific criteria to be considered in evaluating these proposals include, but not limited, to the following:

›	Eligibility;
›	Vesting;
›	Bid-price;
›	Term of options;
›	Cost of the program and impact of the TSOs on company’s total option expense; and
›	Option repricing policy.

Amendments to existing plans that allow for introduction of transferability of stock options should make clear that only options granted post-amendment shall be transferable.

Director Compensation

Shareholder Ratification of Director Pay Programs

General Recommendation: Vote case-by-case on management proposals seeking ratification of non-employee director compensation, based on the following factors:

›	If the equity plan under which non-employee director grants are made is on the ballot, whether or not it warrants support; and
›	An assessment of the following qualitative factors:
›	The relative magnitude of director compensation as compared to companies of a similar profile;
›	The presence of problematic pay practices relating to director compensation;
›	Director stock ownership guidelines and holding requirements;
›	Equity award vesting schedules;
›	The mix of cash and equity-based compensation;
›	Meaningful limits on director compensation;

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›	The availability of retirement benefits or perquisites; and
›	The quality of disclosure surrounding director compensation.

Equity Plans for Non-Employee Directors

General Recommendation: Vote case-by-case on compensation plans for non-employee directors, based on:

›	The total estimated cost of the company’s equity plans relative to industry/market cap peers, measured by the company’s estimated Shareholder Value Transfer (SVT) based on new shares requested plus shares remaining for future grants, plus outstanding unvested/unexercised grants;
›	The company’s three-year burn rate relative to its industry/market cap peers (in certain circumstances); and
›	The presence of any egregious plan features (such as an option repricing provision or liberal CIC vesting risk).

On occasion, non-employee director stock plans will exceed the plan cost or burn-rate benchmarks when combined with employee or executive stock plans. In such cases, vote case-by-case on the plan taking into consideration the following qualitative factors:

›	The relative magnitude of director compensation as compared to companies of a similar profile;
›	The presence of problematic pay practices relating to director compensation;
›	Director stock ownership guidelines and holding requirements;
›	Equity award vesting schedules;
›	The mix of cash and equity-based compensation;
›	Meaningful limits on director compensation;
›	The availability of retirement benefits or perquisites; and
›	The quality of disclosure surrounding director compensation.

Non-Employee Director Retirement Plans

General Recommendation: Vote against retirement plans for non-employee directors. Vote for shareholder proposals to eliminate retirement plans for non-employee directors.

Shareholder Proposals on Compensation

Bonus Banking/Bonus Banking “Plus”

General Recommendation: Vote case-by-case on proposals seeking deferral of a portion of annual bonus pay, with ultimate payout linked to sustained results for the performance metrics on which the bonus was earned (whether for the named executive officers or a wider group of employees), taking into account the following factors:

›	The company’s past practices regarding equity and cash compensation;
›	Whether the company has a holding period or stock ownership requirements in place, such as a meaningful retention ratio (at least 50 percent for full tenure); and
›	Whether the company has a rigorous claw-back policy in place.

Compensation Consultants—Disclosure of Board or Company’s Utilization

General Recommendation: Generally vote for shareholder proposals seeking disclosure regarding the Company, Board, or Compensation Committee’s use of compensation consultants, such as company name, business relationship(s), and fees paid.

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Disclosure/Setting Levels or Types of Compensation for Executives and Directors

General Recommendation: Generally vote for shareholder proposals seeking additional disclosure of executive and director pay information, provided the information requested is relevant to shareholders' needs, would not put the company at a competitive disadvantage relative to its industry, and is not unduly burdensome to the company.

Generally vote against shareholder proposals seeking to set absolute levels on compensation or otherwise dictate the amount or form of compensation (such as types of compensation elements or specific metrics) to be used for executive or directors.

Generally vote against shareholder proposals that mandate a minimum amount of stock that directors must own in order to qualify as a director or to remain on the board.

Vote case-by-case on all other shareholder proposals regarding executive and director pay, taking into account relevant factors, including but not limited to: company performance, pay level and design versus peers, history of compensation concerns or pay-for-performance disconnect, and/or the scope and prescriptive nature of the proposal.

Golden Coffins/Executive Death Benefits

General Recommendation: Generally vote for proposals calling for companies to adopt a policy of obtaining shareholder approval for any future agreements and corporate policies that could oblige the company to make payments or awards following the death of a senior executive in the form of unearned salary or bonuses, accelerated vesting or the continuation in force of unvested equity grants, perquisites and other payments or awards made in lieu of compensation. This would not apply to any benefit programs or equity plan proposals for which the broad-based employee population is eligible.

Hold Equity Past Retirement or for a Significant Period of Time

General Recommendation: Vote case-by-case on shareholder proposals asking companies to adopt policies requiring senior executive officers to retain a portion of net shares acquired through compensation plans. The following factors will be taken into account:

›	The percentage/ratio of net shares required to be retained;
›	The time period required to retain the shares;
›	Whether the company has equity retention, holding period, and/or stock ownership requirements in place and the robustness of such requirements;
›	Whether the company has any other policies aimed at mitigating risk taking by executives;
›	Executives’ actual stock ownership and the degree to which it meets or exceeds the proponent’s suggested holding period/retention ratio or the company’s existing requirements; and
›	Problematic pay practices, current and past, which may demonstrate a short-term versus long-term focus.

Non-Deductible Compensation

General Recommendation: Generally vote for proposals seeking disclosure of the extent to which the company paid non-deductible compensation to senior executives due to Internal Revenue Code Section 162(m), while considering the company’s existing disclosure practices.

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Pay Disparity

General Recommendation: Vote case-by-case on proposals calling for an analysis of the pay disparity between corporate executives and other non-executive employees. The following factors will be considered:

›	The company’s current level of disclosure of its executive compensation setting process, including how the company considers pay disparity;
›	If any problematic pay practices or pay-for-performance concerns have been identified at the company; and
›	The level of shareholder support for the company's pay programs.

Generally vote against proposals calling for the company to use the pay disparity analysis or pay ratio in a specific way to set or limit executive pay.

Pay for Performance/Performance-Based Awards

General Recommendation: Vote case-by-case on shareholder proposals requesting that a significant amount of future long-term incentive compensation awarded to senior executives shall be performance-based and requesting that the board adopt and disclose challenging performance metrics to shareholders, based on the following analytical steps:

›	First, vote for shareholder proposals advocating the use of performance-based equity awards, such as performance contingent options or restricted stock, indexed options or premium-priced options, unless the proposal is overly restrictive or if the company has demonstrated that it is using a “substantial” portion of performance-based awards for its top executives. Standard stock options and performance-accelerated awards do not meet the criteria to be considered as performance-based awards. Further, premium-priced options should have a meaningful premium to be considered performance-based awards.

›	Second, assess the rigor of the company’s performance-based equity program. If the bar set for the performance- based program is too low based on the company’s historical or peer group comparison, generally vote for the proposal. Furthermore, if target performance results in an above target payout, vote for the shareholder proposal due to program’s poor design. If the company does not disclose the performance metric of the performance-based equity program, vote for the shareholder proposal regardless of the outcome of the first step to the test.

In general, vote for the shareholder proposal if the company does not meet both of the above two steps.

Pay for Superior Performance

General Recommendation: Vote case-by-case on shareholder proposals that request the board establish a pay-for- superior performance standard in the company's executive compensation plan for senior executives. These proposals generally include the following principles:

›	Set compensation targets for the plan’s annual and long-term incentive pay components at or below the peer group median;
›	Deliver a majority of the plan’s target long-term compensation through performance-vested, not simply time- vested, equity awards;
›	Provide the strategic rationale and relative weightings of the financial and non-financial performance metrics or criteria used in the annual and performance-vested long-term incentive components of the plan;
›	Establish performance targets for each plan financial metric relative to the performance of the company’s peer companies;
›	Limit payment under the annual and performance-vested long-term incentive components of the plan to when the company’s performance on its selected financial performance metrics exceeds peer group median performance.

Consider the following factors in evaluating this proposal:

›	What aspects of the company’s annual and long-term equity incentive programs are performance driven?
›	If the annual and long-term equity incentive programs are performance driven, are the performance criteria and hurdle rates disclosed to shareholders or are they benchmarked against a disclosed peer group?

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›	Can shareholders assess the correlation between pay and performance based on the current disclosure?
›	What type of industry and stage of business cycle does the company belong to?

Pre-Arranged Trading Plans (10b5-1 Plans)

General Recommendation: Generally vote for shareholder proposals calling for certain principles regarding the use of prearranged trading plans (10b5-1 plans) for executives. These principles include:

›	Adoption, amendment, or termination of a 10b5-1 Plan must be disclosed within two business days in a Form 8-K;
›	Amendment or early termination of a 10b5-1 Plan is allowed only under extraordinary circumstances, as determined by the board;
›	Ninety days must elapse between adoption or amendment of a 10b5-1 Plan and initial trading under the plan;
›	Reports on Form 4 must identify transactions made pursuant to a 10b5-1 Plan;
›	An executive may not trade in company stock outside the 10b5-1 Plan;
›	Trades under a 10b5-1 Plan must be handled by a broker who does not handle other securities transactions for the executive.

Prohibit Outside CEOs from Serving on Compensation Committees

General Recommendation: Generally vote against proposals seeking a policy to prohibit any outside CEO from serving on a company’s compensation committee, unless the company has demonstrated problematic pay practices that raise concerns about the performance and composition of the committee.

Recoupment of Incentive or Stock Compensation in Specified Circumstances

General Recommendation: Vote case-by-case on proposals to recoup incentive cash or stock compensation made to senior executives if it is later determined that the figures upon which incentive compensation is earned turn out to have been in error, or if the senior executive has breached company policy or has engaged in misconduct that may be significantly detrimental to the company's financial position or reputation, or if the senior executive failed to manage or monitor risks that subsequently led to significant financial or reputational harm to the company. Many companies have adopted policies that permit recoupment in cases where an executive's fraud, misconduct, or negligence significantly contributed to a restatement of financial results that led to the awarding of unearned incentive compensation. However, such policies may be narrow given that not all misconduct or negligence may result in significant financial restatements. Misconduct, negligence or lack of sufficient oversight by senior executives may lead to significant financial loss or reputational damage that may have long-lasting impact.

In considering whether to support such shareholder proposals, ISS will take into consideration the following factors:

›	If the company has adopted a formal recoupment policy;
›	The rigor of the recoupment policy focusing on how and under what circumstances the company may recoup incentive or stock compensation;
›	Whether the company has chronic restatement history or material financial problems;
›	Whether the company’s policy substantially addresses the concerns raised by the proponent;
›	Disclosure of recoupment of incentive or stock compensation from senior executives or lack thereof; or
›	Any other relevant factors.

Severance Agreements for Executives/Golden Parachutes

General Recommendation: Vote for shareholder proposals requiring that golden parachutes or executive severance agreements be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts.

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Vote case-by-case on proposals to ratify or cancel golden parachutes. An acceptable parachute should include, but is not limited to, the following:

›	The triggering mechanism should be beyond the control of management;
›	The amount should not exceed three times base amount (defined as the average annual taxable W-2 compensation during the five years prior to the year in which the change of control occurs);
›	Change-in-control payments should be double-triggered, i.e., (1) after a change in control has taken place, and (2) termination of the executive as a result of the change in control. Change in control is defined as a change in the company ownership structure.

Share Buyback Proposals

General Recommendation: Generally vote against shareholder proposals prohibiting executives from selling shares of company stock during periods in which the company has announced that it may or will be repurchasing shares of its stock. Vote for the proposal when there is a pattern of abuse by executives exercising options or selling shares during periods of share buybacks.

Vote case-by-case on proposals requesting the company exclude the impact of share buybacks from the calculation of incentive program metrics, considering the following factors:

›	The frequency and timing of the company's share buybacks;
›	The use of per-share metrics in incentive plans;
›	The effect of recent buybacks on incentive metric results and payouts; and
›	Whether there is any indication of metric result manipulation.

Supplemental Executive Retirement Plans (SERPs)

General Recommendation: Generally vote for shareholder proposals requesting to put extraordinary benefits contained in SERP agreements to a shareholder vote unless the company’s executive pension plans do not contain excessive benefits beyond what is offered under employee-wide plans.

Generally vote for shareholder proposals requesting to limit the executive benefits provided under the company’s supplemental executive retirement plan (SERP) by limiting covered compensation to a senior executive’s annual salary or those pay elements covered for the general employee population.

Tax Gross-Up Proposals

General Recommendation: Generally vote for proposals calling for companies to adopt a policy of not poviding tax gross-up payments to executives, except in situations where gross-ups are provided pursuant to a plan, policy, or arrangement applicable to management employees of the company, such as a relocation or expatriate tax equalization policy.

Termination of Employment Prior to Severance Payment/Eliminating Accelerated Vesting of Unvested Equity

General Recommendation: Vote case-by-case on shareholder proposals seeking a policy requiring termination of employment prior to severance payment and/or eliminating accelerated vesting of unvested equity.

The following factors will be considered:

›	The company's current treatment of equity upon employment termination and/or in change-in-control situations (i.e., vesting is double triggered and/or pro rata, does it allow for the assumption of equity by acquiring company, the treatment of performance shares, etc.);

›	Current employment agreements, including potential poor pay practices such as gross-ups embedded in those agreements.

Generally vote for proposals seeking a policy that prohibits automatic acceleration of the vesting of equity awards to senior executives upon a voluntary termination of employment or in the event of a change in control (except for pro rata vesting considering the time elapsed and attainment of any related performance goals between the award date and the change in control).

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6.	ROUTINE/MISCELLANEOUS

Adjourn Meeting

General Recommendation: Generally vote against proposals to provide management with the authority to adjourn an annual or special meeting absent compelling reasons to support the proposal.

Vote for proposals that relate specifically to soliciting votes for a merger or transaction if supporting that merger or transaction. Vote against proposals if the wording is too vague or if the proposal includes "other business."

Amend Quorum Requirements

General Recommendation: Vote against proposals to reduce quorum requirements for shareholder meetings below a majority of the shares outstanding unless there are compelling reasons to support the proposal.

Amend Minor Bylaws

General Recommendation: Vote for bylaw or charter changes that are of a housekeeping nature (updates or corrections).

Change Company Name

General Recommendation: Vote for proposals to change the corporate name unless there is compelling evidence that the change would adversely impact shareholder value.

Change Date, Time, or Location of Annual Meeting

General Recommendation: Vote for management proposals to change the date, time, or location of the annual meeting unless the proposed change is unreasonable.

Vote against shareholder proposals to change the date, time, or location of the annual meeting unless the current scheduling or location is unreasonable.

Other Business

General Recommendation: Vote against proposals to approve other business when it appears as a voting item.

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7.	SOCIAL AND ENVIRONMENTAL ISSUES

Global Approach

Issues covered under the policy include a wide range of topics, including consumer and product safety, environment and energy, labor standards and human rights, workplace and board diversity, and corporate political issues. While a variety of factors goes into each analysis, the overall principle guiding all vote recommendations focuses on how the proposal may enhance or protect shareholder value in either the short or long term.

General Recommendation: Generally vote case-by-case, examining primarily whether implementation of the proposal is likely to enhance or protect shareholder value. The following factors will be considered:

›	If the issues presented in the proposal are more appropriately or effectively dealt with through legislation or government regulation;
›	If the company has already responded in an appropriate and sufficient manner to the issue(s) raised in the proposal;
›	Whether the proposal's request is unduly burdensome (scope or timeframe) or overly prescriptive;
›	The company's approach compared with any industry standard practices for addressing the issue(s) raised by the proposal;
›	Whether there are significant controversies, fines, penalties, or litigation associated with the company's environmental or social practices;
›	If the proposal requests increased disclosure or greater transparency, whether reasonable and sufficient information is currently available to shareholders from the company or from other publicly available sources; and
›	If the proposal requests increased disclosure or greater transparency, whether implementation would reveal proprietary or confidential information that could place the company at a competitive disadvantage.

Endorsement of Principles

General Recommendation: Generally vote against proposals seeking a company's endorsement of principles that support a particular public policy position. Endorsing a set of principles may require a company to take a stand on an issue that is beyond its own control and may limit its flexibility with respect to future developments. Management and the board should be afforded the flexibility to make decisions on specific public policy positions based on their own assessment of the most beneficial strategies for the company.

Animal Welfare

Animal Welfare Policies

General Recommendation: Generally vote for proposals seeking a report on a company’s animal welfare standards, or animal welfare-related risks, unless:

›	The company has already published a set of animal welfare standards and monitors compliance;
›	The company’s standards are comparable to industry peers; and
›	There are no recent significant fines, litigation, or controversies related to the company’s and/or its suppliers' treatment of animals.

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Animal Testing

General Recommendation: Generally vote against proposals to phase out the use of animals in product testing, unless:

›	The company is conducting animal testing programs that are unnecessary or not required by regulation;
›	The company is conducting animal testing when suitable alternatives are commonly accepted and used by industry peers; or
›	There are recent, significant fines or litigation related to the company’s treatment of animals.

Animal Slaughter

General Recommendation: Generally vote against proposals requesting the implementation of Controlled Atmosphere Killing (CAK) methods at company and/or supplier operations unless such methods are required by legislation or generally accepted as the industry standard.

Vote case-by-case on proposals requesting a report on the feasibility of implementing CAK methods at company and/or supplier operations considering the availability of existing research conducted by the company or industry groups on this topic and any fines or litigation related to current animal processing procedures at the company.

Consumer Issues

Genetically Modified Ingredients

General Recommendation: Generally vote against proposals requesting that a company voluntarily label genetically engineered (GE) ingredients in its products. The labeling of products with GE ingredients is best left to the appropriate regulatory authorities.

Vote case-by-case on proposals asking for a report on the feasibility of labeling products containing GE ingredients, taking into account:

›	The potential impact of such labeling on the company's business;
›	The quality of the company’s disclosure on GE product labeling, related voluntary initiatives, and how this disclosure compares with industry peer disclosure; and
›	Company’s current disclosure on the feasibility of GE product labeling.

Generally vote against proposals seeking a report on the social, health, and environmental effects of genetically modified organisms (GMOs). Studies of this sort are better undertaken by regulators and the scientific community.

Generally vote against proposals to eliminate GE ingredients from the company's products, or proposals asking for reports outlining the steps necessary to eliminate GE ingredients from the company’s products. Such decisions are more appropriately made by management with consideration of current regulations.

Reports on Potentially Controversial Business/Financial Practices

General Recommendation: Vote case-by-case on requests for reports on a company’s potentially controversial business or financial practices or products, taking into account:

›	Whether the company has adequately disclosed mechanisms in place to prevent abuses;
›	Whether the company has adequately disclosed the financial risks of the products/practices in question;

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›	Whether the company has been subject to violations of related laws or serious controversies; and
›	Peer companies’ policies/practices in this area.

Pharmaceutical Pricing, Access to Medicines, and Prescription Drug Reimportation

General Recommendation: Generally vote against proposals requesting that companies implement specific price restraints on pharmaceutical products unless the company fails to adhere to legislative guidelines or industry norms in its product pricing practices.

Vote case-by-case on proposals requesting that a company report on its product pricing or access to medicine policies, considering:

›	The potential for reputational, market, and regulatory risk exposure;
›	Existing disclosure of relevant policies;
›	Deviation from established industry norms;
›	Relevant company initiatives to provide research and/or products to disadvantaged consumers;
›	Whether the proposal focuses on specific products or geographic regions;
›	The potential burden and scope of the requested report;
›	Recent significant controversies, litigation, or fines at the company.

Generally vote for proposals requesting that a company report on the financial and legal impact of its prescription drug reimportation policies unless such information is already publicly disclosed.

Generally vote against proposals requesting that companies adopt specific policies to encourage or constrain prescription drug reimportation. Such matters are more appropriately the province of legislative activity and may place the company at a competitive disadvantage relative to its peers.

Product Safety and Toxic/Hazardous Materials

General Recommendation: Generally vote for proposals requesting that a company report on its policies, initiatives/procedures, and oversight mechanisms related to toxic/hazardous materials or product safety in its supply chain, unless:

›	The company already discloses similar information through existing reports such as a supplier code of conduct and/or a sustainability report;
›	The company has formally committed to the implementation of a toxic/hazardous materials and/or product safety and supply chain reporting and monitoring program based on industry norms or similar standards within a specified time frame; and
›	The company has not been recently involved in relevant significant controversies, fines, or litigation.

Vote case-by-case on resolutions requesting that companies develop a feasibility assessment to phase-out of certain toxic/hazardous materials, or evaluate and disclose the potential financial and legal risks associated with utilizing certain materials, considering:

›	The company’s current level of disclosure regarding its product safety policies, initiatives, and oversight mechanisms;
›	Current regulations in the markets in which the company operates; and
›	Recent significant controversies, litigation, or fines stemming from toxic/hazardous materials at the company.
›	Generally vote against resolutions requiring that a company reformulate its products.

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Tobacco-Related Proposals

General Recommendation: Vote case-by-case on resolutions regarding the advertisement of tobacco products, considering:

›	Recent related fines, controversies, or significant litigation;
›	Whether the company complies with relevant laws and regulations on the marketing of tobacco;
›	Whether the company’s advertising restrictions deviate from those of industry peers;
›	Whether the company entered into the Master Settlement Agreement, which restricts marketing of tobacco to youth; and

›	Whether restrictions on marketing to youth extend to foreign countries.
›	Vote case-by-case on proposals regarding second-hand smoke, considering;
›	Whether the company complies with all laws and regulations;
›	The degree that voluntary restrictions beyond those mandated by law might hurt the company’s competitiveness; and
›	The risk of any health-related liabilities.

Generally vote against resolutions to cease production of tobacco-related products, to avoid selling products to tobacco companies, to spin-off tobacco-related businesses, or prohibit investment in tobacco equities. Such business decisions are better left to company management or portfolio managers.

Generally vote against proposals regarding tobacco product warnings. Such decisions are better left to public health authorities.

Climate Change

Climate Change/Greenhouse Gas (GHG) Emissions

General Recommendation: Generally vote for resolutions requesting that a company disclose information on the financial, physical, or regulatory risks it faces related to climate change on its operations and investments or on how the company identifies, measures, and manages such risks, considering:

›	Whether the company already provides current, publicly-available information on the impact that climate change may have on the company as well as associated company policies and procedures to address related risks and/or opportunities;
›	The company's level of disclosure compared to industry peers; and
›	Whether there are significant controversies, fines, penalties, or litigation associated with the company's climate change-related performance.

Generally vote for proposals requesting a report on greenhouse gas (GHG) emissions from company operations and/or products and operations, unless:

›	The company already discloses current, publicly-available information on the impacts that GHG emissions may have on the company as well as associated company policies and procedures to address related risks and/or opportunities;
›	The company's level of disclosure is comparable to that of industry peers; and
›	There are no significant, controversies, fines, penalties, or litigation associated with the company's GHG emissions.

Vote case-by-case on proposals that call for the adoption of GHG reduction goals from products and operations, taking into account:

›	Whether the company provides disclosure of year-over-year GHG emissions performance data;

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›	Whether company disclosure lags behind industry peers;
›	The company's actual GHG emissions performance;
›	The company's current GHG emission policies, oversight mechanisms, and related initiatives; and
›	Whether the company has been the subject of recent, significant violations, fines, litigation, or controversy related to GHG emissions.

Energy Efficiency

General Recommendation: Generally vote for proposals requesting that a company report on its energy efficiency policies, unless:
›	The company complies with applicable energy efficiency regulations and laws, and discloses its participation in energy efficiency policies and programs, including disclosure of benchmark data, targets, and performance measures; or
›	The proponent requests adoption of specific energy efficiency goals within specific timelines.

Renewable Energy

General Recommendation: Generally vote for requests for reports on the feasibility of developing renewable energy resources unless the report would be duplicative of existing disclosure or irrelevant to the company’s line of business.

Generally vote against proposals requesting that the company invest in renewable energy resources. Such decisions are best left to management’s evaluation of the feasibility and financial impact that such programs may have on the company.

Generally vote against proposals that call for the adoption of renewable energy goals, taking into account:

›	The scope and structure of the proposal;
›	The company's current level of disclosure on renewable energy use and GHG emissions; and
›	The company's disclosure of policies, practices, and oversight implemented to manage GHG emissions and mitigate climate change risks.

Diversity

Board Diversity

General Recommendation: Generally vote for requests for reports on a company's efforts to diversify the board, unless:

›	The gender and racial minority representation of the company’s board is reasonably inclusive in relation to companies of similar size and business; and
›	The board already reports on its nominating procedures and gender and racial minority initiatives on the board and within the company.

Vote case-by-case on proposals asking a company to increase the gender and racial minority representation on its board, taking into account:

›	The degree of existing gender and racial minority diversity on the company’s board and among its executive officers;
›	The level of gender and racial minority representation that exists at the company’s industry peers;
›	The company’s established process for addressing gender and racial minority board representation;
›	Whether the proposal includes an overly prescriptive request to amend nominating committee charter language;

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›	The independence of the company’s nominating committee;
›	Whether the company uses an outside search firm to identify potential director nominees; and
›	Whether the company has had recent controversies, fines, or litigation regarding equal employment practices.

Equality of Opportunity

General Recommendation: Generally vote for proposals requesting a company disclose its diversity policies or initiatives, or proposals requesting disclosure of a company’s comprehensive workforce diversity data, including requests for EEO-1 data, unless:

›	The company publicly discloses equal opportunity policies and initiatives in a comprehensive manner;
›	The company already publicly discloses comprehensive workforce diversity data; and
›	The company has no recent significant EEO-related violations or litigation.

Generally vote against proposals seeking information on the diversity efforts of suppliers and service providers. Such requests may pose a significant burden on the company.

Gender Identity, Sexual Orientation, and Domestic Partner Benefits

General Recommendation: Generally vote for proposals seeking to amend a company’s EEO statement or diversity policies to prohibit discrimination based on sexual orientation and/or gender identity, unless the change would be unduly burdensome.

Generally vote against proposals to extend company benefits to, or eliminate benefits from, domestic partners. Decisions regarding benefits should be left to the discretion of the company.

Gender Pay Gap

General Recommendation: Generally vote case-by-case on requests for reports on a company's pay data by gender, or a report on a company’s policies and goals to reduce any gender pay gap, taking into account:

›	The company's current policies and disclosure related to both its diversity and inclusion policies and practices and its compensation philosophy and fair and equitable compensation practices;
›	Whether the company has been the subject of recent controversy, litigation, or regulatory actions related to gender pay gap issues; and
›	Whether the company's reporting regarding gender pay gap policies or initiatives is lagging its peers.

Environment and Sustainability

Facility and Workplace Safety

General Recommendation: Vote case-by-case on requests for workplace safety reports, including reports on accident risk reduction efforts, taking into account:

›	The company’s current level of disclosure of its workplace health and safety performance data, health and safety management policies, initiatives, and oversight mechanisms;
›	The nature of the company’s business, specifically regarding company and employee exposure to health and safety risks;
›	Recent significant controversies, fines, or violations related to workplace health and safety; and
›	The company's workplace health and safety performance relative to industry peers.

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Vote case-by-case on resolutions requesting that a company report on safety and/or security risks associated with its operations and/or facilities, considering:

›	The company’s compliance with applicable regulations and guidelines;
›	The company’s current level of disclosure regarding its security and safety policies, procedures, and compliance monitoring; and
›	The existence of recent, significant violations, fines, or controversy regarding the safety and security of the company’s operations and/or facilities.

General Environmental Proposals and Community Impact Assessments

General Recommendation: Vote case-by-case on requests for reports on policies and/or the potential (community) social and/or environmental impact of company operations, considering:

›	Current disclosure of applicable policies and risk assessment report(s) and risk management procedures;
›	The impact of regulatory non-compliance, litigation, remediation, or reputational loss that may be associated with failure to manage the company’s operations in question, including the management of relevant community and stakeholder relations;
›	The nature, purpose, and scope of the company’s operations in the specific region(s);
›	The degree to which company policies and procedures are consistent with industry norms; and
›	The scope of the resolution.

Hydraulic Fracturing

General Recommendation: Generally vote for proposals requesting greater disclosure of a company's (natural gas) hydraulic fracturing operations, including measures the company has taken to manage and mitigate the potential community and environmental impacts of those operations, considering:
›	The company's current level of disclosure of relevant policies and oversight mechanisms;
›	The company's current level of such disclosure relative to its industry peers;
›	Potential relevant local, state, or national regulatory developments; and
›	Controversies, fines, or litigation related to the company's hydraulic fracturing operations.

Operations in Protected Areas

General Recommendation: Generally vote for requests for reports on potential environmental damage as a result of company operations in protected regions, unless:

›	Operations in the specified regions are not permitted by current laws or regulations;
›	The company does not currently have operations or plans to develop operations in these protected regions; or
›	The company’s disclosure of its operations and environmental policies in these regions is comparable to industry peers.

Recycling

General Recommendation: Vote case-by-case on proposals to report on an existing recycling program, or adopt a new recycling program, taking into account:

›	The nature of the company’s business;
›	The current level of disclosure of the company's existing related programs;
›	The timetable and methods of program implementation prescribed by the proposal;
›	The company’s ability to address the issues raised in the proposal; and
›	How the company's recycling programs compare to similar programs of its industry peers.

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Sustainability Reporting

General Recommendation: Generally vote for proposals requesting that a company report on its policies, initiatives, and oversight mechanisms related to social, economic, and environmental sustainability, unless:

›	The company already discloses similar information through existing reports or policies such as an environment, health, and safety (EHS) report; a comprehensive code of corporate conduct; and/or a diversity report; or
›	The company has formally committed to the implementation of a reporting program based on Global Reporting Initiative (GRI) guidelines or a similar standard within a specified time frame.

Water Issues

General Recommendation: Vote case-by-case on proposals requesting a company report on, or adopt a new policy on, water-related risks and concerns, taking into account:
›	The company's current disclosure of relevant policies, initiatives, oversight mechanisms, and water usage metrics;
›	Whether or not the company's existing water-related policies and practices are consistent with relevant internationally recognized standards and national/local regulations;
›	The potential financial impact or risk to the company associated with water-related concerns or issues; and
›	Recent, significant company controversies, fines, or litigation regarding water use by the company and its suppliers.

General Corporate Issues

Charitable Contributions

General Recommendation: Vote against proposals restricting a company from making charitable contributions. Charitable contributions are generally useful for assisting worthwhile causes and for creating goodwill in the community. In the absence of bad faith, self-dealing, or gross negligence, management should determine which, and if, contributions are in the best interests of the company.

Data Security, Privacy, and Internet Issues

General Recommendation: Vote case-by-case on proposals requesting the disclosure or implementation of data security, privacy, or information access and management policies and procedures, considering:

›	The level of disclosure of company policies and procedures relating to data security, privacy, freedom of speech, information access and management, and Internet censorship;
›	Engagement in dialogue with governments or relevant groups with respect to data security, privacy, or the free flow of information on the Internet;
›	The scope of business involvement and of investment in countries whose governments censor or monitor the Internet and other telecommunications;
›	Applicable market-specific laws or regulations that may be imposed on the company; and
›	Controversies, fines, or litigation related to data security, privacy, freedom of speech, or Internet censorship.

Environmental, Social, and Governance (ESG) Compensation-Related Proposals

General Recommendation: Vote case-by-case on proposals to link, or report on linking, executive compensation to sustainability (environmental and social) criteria, considering:

›	The scope and prescriptive nature of the proposal;

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›	Whether the company has significant and/or persistent controversies or regulatory violations regarding social and/or environmental issues;
›	Whether the company has management systems and oversight mechanisms in place regarding its social and environmental performance;
›	The degree to which industry peers have incorporated similar non-financial performance criteria in their executive compensation practices; and
›	The company's current level of disclosure regarding its environmental and social performance.

Human Rights, Labor Issues, and International Operations

Human Rights Proposals

General Recommendation: Generally vote for proposals requesting a report on company or company supplier labor and/or human rights standards and policies unless such information is already publicly disclosed.

Vote case-by-case on proposals to implement company or company supplier labor and/or human rights standards and policies, considering:

›	The degree to which existing relevant policies and practices are disclosed;
›	Whether or not existing relevant policies are consistent with internationally recognized standards;
›	Whether company facilities and those of its suppliers are monitored and how;
›	Company participation in fair labor organizations or other internationally recognized human rights initiatives;
›	Scope and nature of business conducted in markets known to have higher risk of workplace labor/human rights abuse;
›	Recent, significant company controversies, fines, or litigation regarding human rights at the company or its suppliers;
›	The scope of the request; and
›	Deviation from industry sector peer company standards and practices.

Vote case-by-case on proposals requesting that a company conduct an assessment of the human rights risks in its operations or in its supply chain, or report on its human rights risk assessment process, considering:

›	The degree to which existing relevant policies and practices are disclosed, including information on the implementation of these policies and any related oversight mechanisms;
›	The company’s industry and whether the company or its suppliers operate in countries or areas where there is a history of human rights concerns;
›	Recent significant controversies, fines, or litigation regarding human rights involving the company or its suppliers, and whether the company has taken remedial steps; and
›	Whether the proposal is unduly burdensome or overly prescriptive.

Operations in High Risk Markets

General Recommendation: Vote case-by-case on requests for a report on a company’s potential financial and reputational risks associated with operations in “high-risk” markets, such as a terrorism-sponsoring state or politically/socially unstable region, taking into account:

›	The nature, purpose, and scope of the operations and business involved that could be affected by social or political disruption;
›	Current disclosure of applicable risk assessment(s) and risk management procedures;
›	Compliance with U.S. sanctions and laws;
›	Consideration of other international policies, standards, and laws; and

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›	Whether the company has been recently involved in recent, significant controversies, fines, or litigation related to its operations in "high-risk" markets.

Outsourcing/Offshoring

General Recommendation: Vote case-by-case on proposals calling for companies to report on the risks associated with outsourcing/plant closures, considering:

›	Controversies surrounding operations in the relevant market(s);
›	The value of the requested report to shareholders;
›	The company’s current level of disclosure of relevant information on outsourcing and plant closure procedures; and
›	The company’s existing human rights standards relative to industry peers.

Weapons and Military Sales

General Recommendation: Vote against reports on foreign military sales or offsets. Such disclosures may involve sensitive and confidential information. Moreover, companies must comply with government controls and reporting on foreign military sales.

Generally vote against proposals asking a company to cease production or report on the risks associated with the use of depleted uranium munitions or nuclear weapons components and delivery systems, including disengaging from current and proposed contracts. Such contracts are monitored by government agencies, serve multiple military and non-military uses, and withdrawal from these contracts could have a negative impact on the company’s business.

Political Activities

Lobbying

General Recommendation: Vote case-by-case on proposals requesting information on a company’s lobbying (including direct, indirect, and grassroots lobbying) activities, policies, or procedures, considering:

›	The company’s current disclosure of relevant lobbying policies, and management and board oversight;
›	The company’s disclosure regarding trade associations or other groups that it supports, or is a member of, that engage in lobbying activities; and
›	Recent significant controversies, fines, or litigation regarding the company’s lobbying-related activities.

Political Contributions

General Recommendation: Generally vote for proposals requesting greater disclosure of a company's political contributions and trade association spending policies and activities, considering:

›	The company's policies, and management and board oversight related to its direct political contributions and payments to trade associations or other groups that may be used for political purposes;
›	The company's disclosure regarding its support of, and participation in, trade associations or other groups that may make political contributions; and

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›	Recent significant controversies, fines, or litigation related to the company's political contributions or political activities.

Vote against proposals barring a company from making political contributions. Businesses are affected by legislation at the federal, state, and local level; barring political contributions can put the company at a competitive disadvantage.

Vote against proposals to publish in newspapers and other media a company's political contributions. Such publications could present significant cost to the company without providing commensurate value to shareholders.

Political Ties

General Recommendation: Generally vote against proposals asking a company to affirm political nonpartisanship in the workplace, so long as:

›	There are no recent, significant controversies, fines, or litigation regarding the company’s political contributions or trade association spending; and
›	The company has procedures in place to ensure that employee contributions to company-sponsored political action committees (PACs) are strictly voluntary and prohibit coercion.

Vote against proposals asking for a list of company executives, directors, consultants, legal counsels, lobbyists, or investment bankers that have prior government service and whether such service had a bearing on the business of the company. Such a list would be burdensome to prepare without providing any meaningful information to shareholders.

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U.S. Proxy Voting Guidelines

8.	MUTUAL FUND PROXIES

Election of Directors

General Recommendation: Vote case-by-case on the election of directors and trustees, following the same guidelines for uncontested directors for public company shareholder meetings. However, mutual fund boards do not usually have compensation committees, so do not withhold for the lack of this committee.

Converting Closed-end Fund to Open-end Fund

General Recommendation: Vote case-by-case on conversion proposals, considering the following factors:

›	Past performance as a closed-end fund;
›	Market in which the fund invests;
›	Measures taken by the board to address the discount; and
›	Past shareholder activism, board activity, and votes on related proposals.

Proxy Contests

General Recommendation: Vote case-by-case on proxy contests, considering the following factors:

›	Past performance relative to its peers;
›	Market in which the fund invests;
›	Measures taken by the board to address the issues;
›	Past shareholder activism, board activity, and votes on related proposals;
›	Strategy of the incumbents versus the dissidents;
›	Independence of directors;
›	Experience and skills of director candidates;
›	Governance profile of the company;
›	Evidence of management entrenchment.

Investment Advisory Agreements

General Recommendation: Vote case-by-case on investment advisory agreements, considering the following factors:

›	Proposed and current fee schedules;
›	Fund category/investment objective;
›	Performance benchmarks;
›	Share price performance as compared with peers;
›	Resulting fees relative to peers;
›	Assignments (where the advisor undergoes a change of control).

Approving New Classes or Series of Shares

General Recommendation: Vote for the establishment of new classes or series of shares.

Preferred Stock Proposals

General Recommendation: Vote case-by-case on the authorization for or increase in preferred shares, considering the following factors:
›	Stated specific financing purpose;
›	Possible dilution for common shares;

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›	Whether the shares can be used for antitakeover purposes.

1940 Act Policies

General Recommendation: Vote case-by-case on policies under the Investment Advisor Act of 1940, considering the following factors:
›	Potential competitiveness;
›	Regulatory developments;
›	Current and potential returns; and
›	Current and potential risk.

Generally vote for these amendments as long as the proposed changes do not fundamentally alter the investment focus of the fund and do comply with the current SEC interpretation.

Changing a Fundamental Restriction to a Nonfundamental Restriction

General Recommendation: Vote case-by-case on proposals to change a fundamental restriction to a non- fundamental restriction, considering the following factors:

›	The fund’s target investments;
›	The reasons given by the fund for the change; and
›	The projected impact of the change on the portfolio.

Change Fundamental Investment Objective to Nonfundamental

General Recommendation: Vote against proposals to change a fund’s fundamental investment objective to non- fundamental.

Name Change Proposals

General Recommendation: Vote case-by-case on name change proposals, considering the following factors:

›	Political/economic changes in the target market;
›	Consolidation in the target market; and
›	Current asset composition.

Change in Fund's Subclassification

General Recommendation: Vote case-by-case on changes in a fund's sub-classification, considering the following factors:

›	Potential competitiveness;
›	Current and potential returns;
›	Risk of concentration;
›	Consolidation in target industry.

Business Development Companies—Authorization to Sell Shares of Common Stock at a Price below Net Asset Value

General Recommendation: Vote for proposals authorizing the board to issue shares below Net Asset Value (NAV) if:

›	The proposal to allow share issuances below NAV has an expiration date no more than one year from the date shareholders approve the underlying proposal, as required under the Investment Company Act of 1940;

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›	The sale is deemed to be in the best interests of shareholders by (1) a majority of the company's independent directors and (2) a majority of the company's directors who have no financial interest in the issuance; and
›	The company has demonstrated responsible past use of share issuances by either:
›	Outperforming peers in its 8-digit GICS group as measured by one- and three-year median TSRs; or
›	Providing disclosure that its past share issuances were priced at levels that resulted in only small or moderate discounts to NAV and economic dilution to existing non-participating shareholders.

Disposition of Assets/Termination/Liquidation

General Recommendation: Vote case-by-case on proposals to dispose of assets, to terminate or liquidate, considering the following factors:

›	Strategies employed to salvage the company;
›	The fund’s past performance;
›	The terms of the liquidation.

Changes to the Charter Document

General Recommendation: Vote case-by-case on changes to the charter document, considering the following factors:

›	The degree of change implied by the proposal;
›	The efficiencies that could result;
›	The state of incorporation;
›	Regulatory standards and implications.

Vote against any of the following changes:

›	Removal of shareholder approval requirement to reorganize or terminate the trust or any of its series;
›	Removal of shareholder approval requirement for amendments to the new declaration of trust;
›	Removal of shareholder approval requirement to amend the fund's management contract, allowing the contract to be modified by the investment manager and the trust management, as permitted by the 1940 Act;
›	Allow the trustees to impose other fees in addition to sales charges on investment in a fund, such as deferred sales charges and redemption fees that may be imposed upon redemption of a fund's shares;
›	Removal of shareholder approval requirement to engage in and terminate subadvisory arrangements;
›	Removal of shareholder approval requirement to change the domicile of the fund.

Changing the Domicile of a Fund

General Recommendation: Vote case-by-case on re-incorporations, considering the following factors:

›	Regulations of both states;
›	Required fundamental policies of both states;
›	The increased flexibility available.

Authorizing the Board to Hire and Terminate Subadvisers Without Shareholder Approval

General Recommendation: Vote against proposals authorizing the board to hire or terminate subadvisers without shareholder approval if the investment adviser currently employs only one subadviser.

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Distribution Agreements

General Recommendation: Vote case-by-case on distribution agreement proposals, considering the following factors:

›	Fees charged to comparably sized funds with similar objectives;
›	The proposed distributor’s reputation and past performance;
›	The competitiveness of the fund in the industry;
›	The terms of the agreement.

Master-Feeder Structure

General Recommendation: Vote for the establishment of a master-feeder structure.

Mergers

General Recommendation: Vote case-by-case on merger proposals, considering the following factors:

›	Resulting fee structure;
›	Performance of both funds;
›	Continuity of management personnel;
›	Changes in corporate governance and their impact on shareholder rights.

Shareholder Proposals for Mutual Funds

Establish Director Ownership Requirement

General Recommendation: Generally vote against shareholder proposals that mandate a specific minimum amount of stock that directors must own in order to qualify as a director or to remain on the board.

Reimburse Shareholder for Expenses Incurred

General Recommendation: Vote case-by-case on shareholder proposals to reimburse proxy solicitation expenses. When supporting the dissidents, vote for the reimbursement of the proxy solicitation expenses.

Terminate the Investment Advisor

General Recommendation: Vote case-by-case on proposals to terminate the investment advisor, considering the following factors:

›	Performance of the fund’s Net Asset Value (NAV);
›	The fund’s history of shareholder relations;
›	The performance of other funds under the advisor’s management.

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This document and all of the information contained in it, including without limitation all text, data, graphs, and charts (collectively, the "Information") is the property of Institutional Shareholder Services Inc. (ISS), its subsidiaries, or, in some cases third party suppliers.

The Information has not been submitted to, nor received approval from, the United States Securities and Exchange Commission or any other regulatory body. None of the Information constitutes an offer to sell (or a solicitation of an offer to buy), or a promotion or recommendation of, any security, financial product or other investment vehicle or any trading strategy, and ISS does not endorse, approve, or otherwise express any opinion regarding any issuer, securities, financial products or instruments or trading strategies.

The user of the Information assumes the entire risk of any use it may make or permit to be made of the Information.

ISS MAKES NO EXPRESS OR IMPLIED WARRANTIES OR REPRESENTATIONS WITH RESPECT TO THE INFORMATION AND EXPRESSLY DISCLAIMS ALL IMPLIED WARRANTIES (INCLUDING, WITHOUT LIMITATION, ANY IMPLIED WARRANTIES OF ORIGINALITY, ACCURACY, TIMELINESS, NON-INFRINGEMENT, COMPLETENESS, MERCHANTABILITY, AND FITNESS for A PARTICULAR PURPOSE) WITH RESPECT TO ANY OF THE INFORMATION.

Without limiting any of the foregoing and to the maximum extent permitted by law, in no event shall ISS have any liability regarding any of the Information for any direct, indirect, special, punitive, consequential (including lost profits), or any other damages even if notified of the possibility of such damages. The foregoing shall not exclude or limit any liability that may not by applicable law be excluded or limited.

The Global Leader In Corporate Governance

www.issgovernance.com

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Appendix B – Settlement of Foreign Securities and Regular Foreign Holidays

The Funds generally intend to effect deliveries of Creation Units and portfolio securities on a basis of “T plus two” business days. The Aberdeen Standard Multi Factor International Equity ETF and Aberdeen Standard Multi Factor Emerging Markets Equity ETF may effect deliveries of Creation Units and portfolio securities on a basis other than T plus two to accommodate local holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates, or under certain other circumstances. The ability of the Trust to effect in-kind creations and redemptions within two business days of receipt of an order in good form is subject, among other things, to the condition that, within the time period from the date of the order to the date of delivery of the securities, there are no days that are holidays in the applicable foreign market. For every occurrence of one or more intervening holidays in the applicable foreign market that are not holidays observed in the U.S. equity market, the redemption settlement cycle will be extended by the number of such intervening holidays. In addition to holidays, other unforeseeable closings in a foreign market due to emergencies may also prevent the Trust from delivering securities within the normal settlement period.

The securities delivery cycles currently practicable for transferring portfolio securities to redeeming investors, coupled with foreign market holiday schedules, will require a delivery process longer than seven calendar days in certain circumstances.

The holidays applicable to the Funds during such periods are listed below, as are instances where more than seven days will be needed to deliver redemption proceeds. Although certain holidays may occur on different dates in subsequent years, the number of days required to deliver redemption proceeds in any given year is not expected to exceed the maximum number of days listed below for the Funds. The proclamation of new holidays, the treatment by market participants of certain days as “informal holidays” (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays, or changes in local securities delivery practices, could affect the information set forth herein at some time in the future.

The dates of the Regular Holidays in the United States in calendar year 2019 are:

Holiday	2019
New Year’s Day	Tuesday, January 1
Martin Luther King, Jr. Day	Monday, January 21
President’s Day	Monday, February 18
Good Friday	Friday, April 19
Memorial Day	Monday, May 27
Independence Day	Thursday, July 4*
Labor Day	Monday, September 2
Thanksgiving Day	Thursday, November 28**
Christmas	Wednesday, December 25***

* The NYSE, NYSE AMEX and NASDAQ will close early at 1:00 p.m. Eastern time on Wednesday, July 3, 2019.

** The NYSE, NYSE AMEX and NASDAQ will close early at 1:00 p.m. Eastern time on Friday, November 29, 2019 (the day after Thanksgiving).

*** The NYSE, NYSE AMEX and NASDAQ will close early at 1:00 p.m. Eastern time on Tuesday, December 24, 2019.

Listed below are the dates in calendar year 2019 in which the regular holidays in non-U.S. markets may impact Fund settlement. This list is based on information available to the Funds. The list may not be accurate or complete and is subject to change:

2019

AUSTRALIA
January 1	May 6	December 25
January 28	August 5	November 5
April 19, 22, 25	October 7

BRAZIL
January 1	June 20	November 2, 15
March 4-6	July 9	December 25
April 19	September 7
May 1	October 12

B-1

CANADA
January 1	May 20	September 2	December 26
February 18	July 1	October 14
April 19	August 5	December 25

CHILE
January 1	June 29	September 18-20	December 8, 25, 31
April 19-20	July 16	October 12, 31
May 1, 21	August 15	November 1

CHINA
January 1	May 1	October 1-4, 7
February 4-10	June 7
April 5	September 13, 30

FINLAND
January 1, 6	May 1, 30
April 19	December 6, 24-26
April 22

FRANCE
January 1	June 10	November 1, 11
April 22	July 14	December 25-26
May 1, 8, 30	August 15

GERMANY
January 1	June 10
April 9, 22	October 3
May 1, 30	December 25-26

GREECE
January 1, 6	May 1	October 28
March 11, 25	June 17	December 25, 26
April 26, 29	August 15

HONG KONG
January 1	May 1, 13	September 14
February 4-7	June 7	October 1, 7
April 5, 19, 20, 22	July 1	December 25, 26

IRELAND
January 1	May 6	October 28
March 18	June 3	December 25-27
April 19, 22	August 5

ISRAEL*
March 21	June 10	October 1, 9, 14, 22
April 21, 27	August 11
May 9	September 30

ITALY
January 1, 6	June 2	December 8, 25-26
April 19, 22, 25	August 15
May 1	November 1

JAPAN
January 1-3, 14	April 19	August 12	November 4, 25
February 11	May 3-4, 6	September 16, 23	December 23
March 21	July 15	October 14

MEXICO
January 1	April 18, 19	November 18
February 4	May 1, 5	December 12, 25
March 18	September 16

B-2

NEW ZEALAND
January 1-2	June 3
February 6	October 28
April 19, 22, 25	December 25, 26

NORWAY
January 1	June 10
April 18-19, 22	December 24-26
May 1, 17, 30

SINGAPORE
January 1	May 1, 19	October 27
February 5-6	June 5	December 25
April 19	August 9, 12

SPAIN
January 1, 6	July 25	October 12
April 18-19, 22	August 15	November 1
May 1	September 11	December 6, 8, 25

SWEDEN
January 1, 6	June 6, 21-22
April 19, 22	November 2
May 1, 30	December 24-26, 31

SWITZERLAND
January 1, 2	June 10
April 19, 22	August 1
May 30	December 25-26

TURKEY
January 1	June 5
April 23	August 12-15, 30
May 1, 19	October 29

UNITED KINGDOM
January 1	August 5-6
April 19, 22	December 25-26
May 6, 27

*The Israeli market is closed every Friday.

B-3

PART C: OTHER INFORMATION

Item 28.	Exhibits

(a)(1)	Certificate of Trust of Aberdeen Standard Investments ETFs (formerly, ETFS Trust) (the “Registrant” or the “Trust”) dated January 9, 2014, as filed with the state of Delaware on January 10, 2014 (the “Certificate of Trust”), is incorporated herein by reference to Exhibit (a)(1) of the Registrant’s Initial Registration Statement on Form N-1A (File Nos. 333-198170 and 811-22986), as filed with the U.S. Securities Exchange Commission (the “SEC”) via EDGAR Accession No. 0000930413-14-003692 on August 15, 2014.

(a)(2)	Certificate of Amendment effective October 1, 2018 to the Registrant’s Certificate of Trust, as filed with the State of Delaware on September 19, 2018, is incorporated herein by reference to Exhibit (a)(2) of Post-Effective Amendment No. 15 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-198170 and 811-22986), as filed with the SEC via EDGAR Accession No. 0001387131-19-001623 on March 1, 2019.

(a)(3)	Registrant’s Declaration of Trust dated January 9, 2014 (the “Declaration of Trust”) is incorporated herein by reference to Exhibit (a)(2) of the Registrant’s Initial Registration Statement on Form N-1A (File Nos. 333-198170 and 811-22986), as filed with the SEC via EDGAR Accession No. 0000930413-14-003692 on August 15, 2014.

(a)(4)	Amendment No. 1, dated September 19, 2018, to the Registrant’s Declaration of Trust is incorporated herein by reference to Exhibit (a)(4) of Post-Effective Amendment No. 15 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-198170 and 811-22986), as filed with the SEC via EDGAR Accession No. 0001387131-19-001623 on March 1, 2019.

(a)(5)	Certificate of Establishment and Designation of Series and Share Classes, dated September 19, 2018, is incorporated herein by reference to Exhibit (a)(5) of Post-Effective Amendment No. 15 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-198170 and 811-22986), as filed with the SEC via EDGAR Accession No. 0001387131-19-001623 on March 1, 2019.

(a)(6)	Certificate of Establishment and Designation of Series and Share Classes, with respect to the establishment and designation of the Aberdeen Standard AI Driven US Equity ETF (the "AI Driven US ETF"), Aberdeen Standard AI Driven International Equity ETF (the "AI Driven International ETF"), Aberdeen Standard AI Driven Emerging Markets Equity ETF (the "AI Driven EM ETF"), Aberdeen Standard Multi Factor US Equity ETF (the "Multi Factor US ETF"), Aberdeen Standard Multi Factor International Equity ETF (the "Multi Factor International ETF"), and Aberdeen Standard Multi Factor Emerging Markets Equity ETF (the "Multi Factor EM ETF"), to be filed by amendment.

(b)	Registrant’s By-Laws dated August 4, 2014 are incorporated herein by reference to Exhibit (b) of the Registrant’s Initial Registration Statement on Form N-1A (File Nos. 333-198170 and 811-22986), as filed with the SEC via EDGAR Accession No. 0000930413-14-003692 on August 15, 2014.

(c)	Not applicable.

(d)(1)	Investment Advisory Agreement dated August 27, 2018 between the Registrant and Aberdeen Standard Investments ETFs Advisors LLC (formerly, ETF Securities Advisors LLC) (the “Advisory Agreement”) is incorporated herein by reference to Exhibit (d)(1) of Post-Effective Amendment No. 15 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-198170 and 811-22986), as filed with the SEC via EDGAR Accession No. 0001387131-19-001623 on March 1, 2019.

(d)(2)	First Amendment, effective September 24, 2018, to the Advisory Agreement is incorporated herein by reference to Exhibit (d)(2) of Post-Effective Amendment No. 15 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-198170 and 811-22986), as filed with the SEC via EDGAR Accession No. 0001387131-19-001623 on March 1, 2019.

(d)(3)	Second Amendment, effective December 13, 2018, to the Advisory Agreement is incorporated herein by reference to Exhibit (d)(3) of Post-Effective Amendment No. 15 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-198170 and 811-22986), as filed with the SEC via EDGAR Accession No. 0001387131-19-001623 on March 1, 2019.

(d)(4)	Fee Waiver Agreement dated August 27, 2018 between the Registrant and Aberdeen Standard Investments ETFs Advisors LLC (the “Fee Waiver Agreement”) is incorporated herein by reference to Exhibit (d)(4) of Post-Effective Amendment No. 15 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-198170 and 811-22986), as filed with the SEC via EDGAR Accession No. 0001387131-19-001623 on March 1, 2019.

1

(d)(5)	First Amendment, effective September 24, 2018, to the Fee Waiver Agreement is incorporated herein by reference to Exhibit (d)(5) of Post-Effective Amendment No. 15 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-198170 and 811-22986), as filed with the SEC via EDGAR Accession No. 0001387131-19-001623 on March 1, 2019.

(d)(6)	Sub-Advisory Agreement dated April 27, 2018 between ETF Securities Advisors LLC and Vident Investment Advisory, LLC is incorporated herein by reference to Exhibit (d)(8) of Post-Effective Amendment No. 13 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-198170 and 811-22986), as filed with the SEC via EDGAR Accession No. 0001387131-18-001830 on April 30, 2018.

(d)(7)	Amendment and revised Schedule A to the Advisory Agreement, reflecting the addition of the AI Driven US ETF, AI Driven International ETF, AI Driven EM ETF, Multi Factor US ETF, Multi Factor International ETF, and Multi Factor EM ETF, to be filed by amendment.

(e)(1)	Distribution Agreement dated December 22, 2014 between the Registrant and ALPS Distributors, Inc. is incorporated herein by reference to Exhibit (e)(1) of Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-198170 and 811-22986), as filed with the SEC via EDGAR Accession No. 0000930413-15-000063 on January 7, 2015.

(e)(2)	Amendment No. 2 dated January 26, 2017 to the Distribution Agreement dated December 22, 2014 between the Registrant and ALPS Distributors, Inc. is incorporated herein by reference to Exhibit (e)(2) of Post-Effective Amendment No. 11 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-198170 and 811-22986), as filed with the SEC via EDGAR Accession No. 0001387131-17-001503 on March 20, 2017.

(e)(3)	Distribution Agreement dated April 16, 2018 between the Registrant and ALPS Distributors, Inc. is incorporated herein by reference to Exhibit (e)(3) of Post-Effective Amendment No. 15 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-198170 and 811-22986), as filed with the SEC via EDGAR Accession No. 0001387131-19-001623 on March 1, 2019.

(e)(4)	Amendment No. 1, dated October 1, 2018, to the Distribution Agreement dated April 16, 2018 is incorporated herein by reference to Exhibit (e)(4) of Post-Effective Amendment No. 15 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-198170 and 811-22986), as filed with the SEC via EDGAR Accession No. 0001387131-19-001623 on March 1, 2019.

(e)(5)	Form of Authorized Participant Agreement is incorporated herein by reference to Exhibit (e)(2) of Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-198170 and 811-22986), as filed with the SEC via EDGAR Accession No. 0000930413-15-000063 on January 7, 2015.

(f)	Not applicable.

(g)(1)	Global Custody Agreement dated December 4, 2014 between the Registrant and JPMorgan Chase Bank, N.A. (the “Custody Agreement”) is incorporated herein by reference to Exhibit (g) of Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-198170 and 811-22986), as filed with the SEC via EDGAR Accession No. 0000930413-15-000063 on January 7, 2015.

(g)(2)	Amendment, dated March 21, 2017, to the Custody Agreement is incorporated herein by reference to Exhibit (g)(2) of Post-Effective Amendment No. 13 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-198170 and 811-22986), as filed with the SEC via EDGAR Accession No. 0001387131-18-001830 on April 30, 2018.

(h)(1)	Administration Agreement dated January 6, 2015 between the Registrant and JPMorgan Chase Bank, N.A. (the “Administration Agreement”) is incorporated herein by reference to Exhibit (h)(1) of Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-198170 and 811-22986), as filed with the SEC via EDGAR Accession No. 0000930413-15-000063 on January 7, 2015.

(h)(2)	Amendment, dated March 21, 2017, to the Administration Agreement is incorporated herein by reference to Exhibit (h)(2) of Post-Effective Amendment No. 13 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-198170 and 811-22986), as filed with the SEC via EDGAR Accession No. 0001387131-18-001830 on April 30, 2018.

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(h)(3)	Agency Services Agreement dated December 4, 2014 between the Registrant and JPMorgan Chase Bank, N.A. (the “Agency Services Agreement”) is incorporated herein by reference to Exhibit (h)(2) of Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-198170 and 811-22986), as filed with the SEC via EDGAR Accession No. 0000930413-15-000063 on January 7, 2015.

(h)(4)	Amendment, dated March 23, 2017, to the Agency Services Agreement is incorporated herein by reference to Exhibit (h)(4) of Post-Effective Amendment No. 13 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-198170 and 811-22986), as filed with the SEC via EDGAR Accession No. 0001387131-18-001830 on April 30, 2018.

(h)(5)	Investment Advisory Agreement dated March 17, 2017 between Aberdeen Standard Investments ETFs Advisors LLC (formerly, ETF Securities Advisors LLC) and each of the Aberdeen Standard All Commodity Fund Limited (formerly, the ETFS All Commodity Fund Limited), Aberdeen Standard All Commodity Longer Dated Fund Limited (formerly, ETFS All Commodity Longer Dated Fund Limited), Aberdeen Standard Agriculture Fund Limited (formerly, ETFS Agriculture Fund Limited), Aberdeen Standard Energy Fund Limited (formerly, ETFS Energy Fund Limited), and Aberdeen Standard WTI Crude Oil Fund Limited (formerly, ETFS Energy Longer Dated Fund Limited), is incorporated herein by reference to Exhibit (d)(7) of Post-Effective Amendment No. 11 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-198170 and 811-22986), as filed with the SEC via EDGAR Accession No. 0001387131-17-001503 on March 20, 2017.

(h)(6)	Sub-Advisory Agreement dated March 17, 2017 between Aberdeen Standard Investments ETFs Advisors LLC (formerly, ETF Securities Advisors LLC) and Vident Investment Advisory, LLC, on behalf of each of the Aberdeen Standard All Commodity Strategy K-1 Free Fund Limited (formerly, the ETFS All Commodity Fund Limited), Aberdeen Standard All Commodity Longer Dated Fund Limited (formerly, ETFS All Commodity Longer Dated Fund Limited), Aberdeen Standard Agriculture Fund Limited (formerly, ETFS All Agriculture Fund Limited), Aberdeen Standard Energy Fund Limited (formerly, ETFS All Energy Fund Limited), and Aberdeen Standard WTI Crude Oil Fund Limited (formerly, ETFS Energy Longer Dated Fund Limited), is incorporated herein by reference to Exhibit (d)(8) of Post-Effective Amendment No. 11 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-198170 and 811-22986), as filed with the SEC via EDGAR Accession No. 0001387131-17-001503 on March 20, 2017.

(i)(1)	Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP, with respect to the Aberdeen Standard Bloomberg All Commodity Strategy K-1 Free ETF (formerly, ETFS Bloomberg All Commodity Strategy K-1 Free ETF), Aberdeen Standard Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF (formerly, ETFS Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF), Aberdeen Standard Bloomberg Agriculture Commodity Strategy K-1 Free ETF, (formerly, ETFS Bloomberg Agriculture Commodity Strategy K-1 Free ETF), Aberdeen Standard Bloomberg Energy Commodity Strategy K-1 Free ETF (formerly, ETFS Bloomberg Energy Commodity Strategy K-1 Free ETF) and Aberdeen Standard Bloomberg WTI Crude Oil Strategy K-1 Free ETF (formerly, Aberdeen Standard Bloomberg Energy Commodity Longer Dated Strategy K-1 Free ETF and ETFS Bloomberg Energy Commodity Longer Dated Strategy K-1 Free ETF), is incorporated herein by reference to Exhibit (i)(2) of Post-Effective Amendment No. 11 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-198170 and 811-22986), as filed with the SEC via EDGAR Accession No. 0001387131-17-001503 on March 20, 2017

(i)(2)	Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP, with respect to the Aberdeen Standard AI Driven US Equity ETF, Aberdeen Standard AI Driven International Equity ETF, Aberdeen Standard AI Driven Emerging Markets Equity ETF, Aberdeen Standard Multi Factor US Equity ETF, Aberdeen Standard Multi Factor International Equity ETF, and Aberdeen Standard Multi Factor Emerging Markets Equity ETF, to be filed by amendment.

(j)	None.

(k)	Not applicable.

(l)	Not applicable.

(m)(1)	Distribution and Service Plan, adopted December 2, 2014 (the “Distribution and Service Plan”), is incorporated herein by reference to Exhibit (m) of Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-198170 and 811-22986), as filed with the SEC via EDGAR Accession No. 0000930413-15-000063 on January 7, 2015.

(m)(2)	Revised Exhibit A to the Distribution and Service Plan is incorporated herein by reference to Exhibit (m)(2) of Post-Effective Amendment No. 11 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-198170 and 811-22986), as filed with the SEC via EDGAR Accession No. 0001387131-17-001503 on March 20, 2017 as filed with the SEC via EDGAR Accession No. 0001387131-17-001503 on March 20, 2017.

(m)(3)	Amendment, dated December 13, 2018, to the Distribution and Service Plan is incorporated herein by reference to Exhibit (m)(3) of Post-Effective Amendment No. 15 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-198170 and 811-22986), as filed with the SEC via EDGAR Accession No. 0001387131-19-001623 on March 1, 2019.

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(n)	Not applicable.

(o)	Not applicable.

(p)(1)	Code of Ethics of the Registrant is incorporated herein by reference to Exhibit (p)(5) of Post-Effective Amendment No. 16 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-198170 and 811-22986), as filed with the SEC via EDGAR Accession No. 0001387131-19-003176 on April 30, 2019.

(p)(2)	Code of Ethics of Aberdeen Standard Investments Inc., the parent company of Aberdeen Standard Investments ETFs Advisors LLC, is incorporated herein by reference to Exhibit (p)(2) of Post-Effective Amendment No. 15 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-198170 and 811-22986), as filed with the SEC via EDGAR Accession No. 0001387131-19-001623 on March 1, 2019.

(p)(3)	Code of Ethics of Vident Investment Advisory, LLC is incorporated herein by reference to Exhibit (p)(3) of Post-Effective Amendment No. 13 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-198170 and 811-22986), as filed with the SEC via EDGAR Accession No. 0001387131-18-001830 on April 30, 2018.

(p)(4)	Code of Ethics of ALPS Distributors, Inc. is incorporated herein by reference to Exhibit (p)(4) of Post-Effective Amendment No. 13 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-198170 and 811-22986), as filed with the SEC via EDGAR Accession No. 0001387131-18-001830 on April 30, 2018.

(q)(1)	Powers of Attorney for Stephen O’Grady, William M. Thomas, Alan Goodson, and Andrea Melia, dated April 27, 2018, are incorporated herein by reference to Exhibit (q) of Post-Effective Amendment No. 13 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-198170 and 811-22986), as filed with the SEC via EDGAR Accession No. 0001387131-18-001830 on April 30, 2018.

(q)(2)	Powers of Attorney for John Sievwright and Bev Hendry dated February 15, 2019 are incorporated herein by reference to Exhibit (q)(2) of Post-Effective Amendment No. 15 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-198170 and 811-22986), as filed with the SEC via EDGAR Accession No. 0001387131-19-001623 on March 1, 2019.

Item 29.	Persons Controlled by or under Common Control with the Registrant

As of the date of this Registration Statement, the Registrant owns 100% of the Aberdeen Standard All Commodity Fund Limited, Aberdeen Standard All Commodity Longer Dated Fund Limited, Aberdeen Standard Agriculture Fund Limited, Aberdeen Standard Energy Fund Limited and Aberdeen Standard WTI Crude Oil Fund Limited, each an exempted company organized under Cayman Islands law. The Registrant is not under common control with any other person.

Item 30.	Indemnification

The Trustees shall not be responsible or liable in any event for any neglect or wrongdoing of any officer, agent, employee, adviser or principal underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee, and, subject to the provisions of the By-Laws, the Trust out of its assets may indemnify and hold harmless each and every Trustee and officer of the Trust from and against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to such Trustee’s or officer’s performance of his or her duties as a Trustee or officer of the Trust; provided that nothing herein contained shall indemnify, hold harmless or protect any Trustee or officer from or against any liability to the Trust or any Shareholder to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

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Every note, bond, contract, instrument, certificate or undertaking and every other act or thing whatsoever issued, executed or done by or on behalf of the Trust or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in or with respect to their or his or her capacity as Trustees or Trustee, and such Trustees or Trustee shall not be personally liable thereon.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Securities Act”) may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 31.	Business and other Connections of the Investment Advisors

Aberdeen Standard Investments ETFs Advisors LLC (the “Advisor”) serves as investment advisor for each series of the Trust. The principal address of the Advisor is 712 Fifth Avenue, 49th Floor, New York, New York 10019. The Advisor is an investment advisor registered under the Investment Advisers Act of 1940 and is registered as a commodity pool operator with the National Futures Association.

Vident Investment Advisory, LLC (the “Sub-Advisor”) serves as sub-advisor for certain series of the Trust. The principal address of the Sub-Advisor is 300 Colonial Center Parkway, Suite 330, Roswell, Georgia 30076. The Sub-Advisor is an investment adviser registered under the Investment Advisers Act of 1940 and is registered as a commodity pool operator and commodity trading adviser with the National Futures Association.

Any other business, profession, vocation or employment of a substantial nature in which each director or principal officer of the Advisor and Sub-Advisor is or has been, at any time during the last two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee are as follows:

Aberdeen Standard Investments ETFs Advisors LLC

Name and Position with Advisor	Name of Other Company	Connection with Other Company
Adam Rezak – Chief Compliance Officer	ALPS Distributors, Inc.*	Registered Representative
Steven Dunn – Managing Director	ALPS Distributors, Inc.*	Registered Representative

*	The principal address of ALPS Distributors Inc. is 1290 Broadway, Suite 1100, Denver, Colorado 80203.

Vident Investment Advisory, LLC

Name and Position with Sub-Advisor	Name of Other Company	Connection with Other Company
Anne Czizek, Chief Compliance Officer	Gordian Compliance Solutions, LLC* Operational Compliance Services, LLC**	Chief Compliance Officer Managing Member & Compliance Consultant

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*	The principal address of Gordian Compliance Solutions LLC is 235 Montgomery Street, Suite 1120, San Francisco, CA 94104.

**	The mailing address of Operational Compliance Services, LLC is P.O. Box 3116, Stuart, FL 34995

Additional information as to any other business, profession, vocation or employment of a substantial nature engaged in by each such officer and director is included in the Trust’s Statement of Additional Information.

Item 32.	Principal Underwriters

(a)	ALPS Distributors, Inc. acts as the distributor for the Registrant and the following investment companies: 1290 Funds, Aberdeen Standard Investments ETFs, Acacia Trust, ALPS Series Trust, The Arbitrage Funds, AQR Funds, Axonic Alternative Income Fund, Barings Funds Trust, BBH Trust, Brandes Investment Trust, Bridge Builder Trust, Broadstone Real Estate Access Fund, Broadview Funds Trust, Brown Advisory Funds, Brown Capital Management Mutual Funds, Centre Funds, CION Ares Diversified Credit Fund, Columbia ETF Trust, Columbia ETF Trust I, Columbia ETF Trust II, Cortina Funds, Inc., CRM Mutual Fund Trust, CSOP ETF Trust, Cullen Funds Trust, DBX ETF Trust, Flat Rock Opportunity Fund, Financial Investors Trust, Firsthand Funds, FS Credit Income Fund, FS Energy Total Return Fund, FS Series Trust, Goehring & Rozencwajg Investment Funds, Goldman Sachs ETF Trust, Griffin Institutional Access Credit Fund, Griffin Institutional Access Real Estate Fund, Hartford Funds Exchange-Traded Trust, Hartford Funds NextShares Trust, Harvest Volatility Edge Trust, Heartland Group, Inc., Henssler Funds, Inc., Holland Series Fund, Inc., Index Funds, IndexIQ Active ETF Trust, Index IQ ETF Trust, Infusive US Trust, IVY NextShares Trust, James Advantage Funds, Janus Detroit Street Trust, Lattice Strategies Trust, Litman Gregory Funds Trust, Longleaf Partners Funds Trust, M3Sixty Funds Trust, Mairs & Power Funds Trust, Meridian Fund, Inc., Natixis ETF Trust, , NorthStar Real Estate Capital Income Fund, NorthStar Real Estate Capital Income Fund-ADV, NorthStar Real Estate Capital Income Fund-C, NorthStar Real Estate Capital Income Fund-T, NorthStar/Townsend Institutional Real Estate Fund, Pax World Series Trust I, Pax World Funds Trust III, Principal Exchange-Traded Funds, Reality Shares ETF Trust, Resource Credit Income Fund, Resource Real Estate Diversified Income Fund, RiverNorth Funds, Segall Bryant & Hamill Trust, Sierra Total Return Fund, Smead Funds Trust, SPDR Dow Jones Industrial Average ETF Trust, SPDR S&P 500 ETF Trust, SPDR S&P MidCap 400 ETF Trust, Sprott ETF Trust, Stadion Investment Trust, Stone Harbor Investment Funds, Stone Ridge Trust, Stone Ridge Trust II, Stone Ridge Trust III, Stone Ridge Trust IV, Stone Ridge Trust V, Total Income + Real Estate Fund, USCF ETF Trust, USCF Mutual Funds Trust, Wasatch Funds, WesMark Funds, and Wilmington Funds.

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(b)	To the best of Registrant’s knowledge, the directors and executive officers of ALPS Distributors, Inc., are as follows:

Name*	Position with Underwriter	Positions with Fund
Edmund J. Burke	Director	None
Jeremy O. May	President, Director	None
Bradley J. Swenson	Senior Vice President, Chief Operating Officer	None
Robert J. Szydlowski	Senior Vice President, Chief Technology Officer	None
Eric T. Parsons	Vice President, Controller and Assistant Treasurer	None
Joseph J. Frank**	Secretary	None
Patrick J. Pedonti **	Vice President, Treasurer and Assistant Secretary	None
Douglas W. Fleming**	Assistant Treasurer	None
Richard C. Noyes	Senior Vice President, General Counsel, Assistant Secretary	None
Steven Price	Senior Vice President, Chief Compliance Officer	None
Liza Orr	Vice President, Senior Counsel	None
Jed Stahl	Vice President, Senior Counsel	None
Josh Eihausen	Vice President, Associate Senior Counsel	None
James Stegall	Vice President	None
Gary Ross	Senior Vice President	None
Kevin Ireland	Senior Vice President	None
Mark Kiniry	Senior Vice President	None
Tison Cory	Vice President, Intermediary Operations	None
Stephen J. Kyllo	Vice President, Deputy Chief Compliance Officer	None
Hilary Quinn	Vice President	None
Jennifer Craig	Assistant Vice President	None

*	Except as otherwise noted, the principal business address for each of the above directors and executive officers is 1290 Broadway, Suite 1100, Denver, Colorado 80203.
**	The principal business address for Messrs. Young, Givens and Fleming is 333 W. 11th Street, 5th Floor, Kansas City, Missouri 64105.

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Item 33.	Location of Accounts and Records:

Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

Registrant:

Aberdeen Standard Investments ETFs

712 Fifth Avenue, 49th Floor

New York, New York 10019

Advisor:

Aberdeen Standard Investments ETFs Advisors LLC

712 Fifth Avenue, 49th Floor

New York, New York 10019

Sub-Advisor:

Vident Investment Advisory, LLC

300 Colonial Center Parkway, Suite 330

Roswell, Georgia 30076

Distributor:

ALPS Distributors, Inc.

1290 Broadway Suite 1100

Denver, Colorado 80203

Custodian:

JPMorgan Chase Bank, N.A.

4 Chase MetroTech Center

Brooklyn, New York 11245

Administrator and Transfer Agent:

JPMorgan Chase Bank, N.A.

One Beacon Street, 20th Floor

Boston, MA 02108

Item 34.	Management Services

Not applicable.

Item 35.	Undertakings

Not applicable.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 17 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the city of New York and state of New York, on this 8th day of May, 2019.

Aberdeen Standard Investments ETFs

/s/ Bev Hendry*
Bev Hendry, President

Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 17 to the Registration Statement has been signed below by the following persons in the capacity and on the date indicated.

Signatures	Title	Date

/s/ Bev Hendry*	President and Trustee	May 8, 2019
Bev Hendry

/s/ Stephen O’Grady*	Trustee	May 8, 2019
Stephen O’Grady

/s/ William M. Thomas*	Trustee	May 8, 2019
William M. Thomas

/s/ John Sievwright*	Trustee	May 8, 2019
John Sievwright

/s/ Andrea Melia*	Principal Financial Officer and Treasurer	May 8, 2019
Andrea Melia

*By:	/s/ Adam Rezak
Adam Rezak (Attorney-in-Fact)

*Pursuant to a power of attorney.

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